UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2009

1.804819.105

CAN-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 1.1%
Magna International, Inc. Class A (sub. vtg.)	750,000	$ 37,940,317
Distributors - 0.1%
Uni-Select, Inc.	100,000	2,380,842
Hotels, Restaurants & Leisure - 0.5%
Tim Hortons, Inc.	650,000	17,608,500
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	240,000	6,538,265
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	5,476,400
Quebecor, Inc. Class B (sub. vtg.)	150,000	2,643,988
Shaw Communications, Inc. Class B	500,000	8,776,164
Thomson Reuters Corp. (c)	600,000	19,375,319
		42,810,136
Specialty Retail - 0.1%
PetSmart, Inc.	100,000	2,237,000
RONA, Inc. (a)	50,000	637,212
		2,874,212
TOTAL CONSUMER DISCRETIONARY		103,614,007
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100,000	1,579,802
George Weston Ltd.	230,000	12,533,810
Loblaw Companies Ltd.	500,000	15,872,279
Metro, Inc. Class A (sub. vtg.)	540,000	16,916,508
Shoppers Drug Mart Corp.	850,000	35,511,672
		82,414,071
Food Products - 0.2%
Viterra, Inc. (a)	909,300	7,655,220
TOTAL CONSUMER STAPLES		90,069,291
ENERGY - 25.2%
Energy Equipment & Services - 0.1%
Ensign Energy Services, Inc.	100,000	1,516,684
Precision Drilling Trust	400,000	2,268,529
		3,785,213
Oil, Gas & Consumable Fuels - 25.1%
ARC Energy Trust unit	200,000	3,250,569
Cameco Corp.	1,250,000	34,343,528
Canadian Natural Resources Ltd.	2,220,000	133,445,213
Canadian Oil Sands Trust	600,000	15,103,727
Crescent Point Energy Corp. (c)	550,000	17,867,917
Enbridge, Inc.	1,608,900	62,259,285
EnCana Corp.	1,800,000	96,536,873
Enerplus Resources Fund Series G	200,000	4,360,700

	Shares	Value
Husky Energy, Inc.	400,000	$ 11,769,620
Imperial Oil Ltd.	900,000	36,046,781
Keyera Facilities Income Fund	1,000,000	17,672,994
Nexen, Inc.	2,950,000	61,144,011
Niko Resources Ltd.	140,000	9,863,090
Pacific Rubiales Energy Corp. (a)	200,000	2,138,581
Petro-Canada	1,920,000	79,287,882
Petrobank Energy & Resources Ltd. (a)	450,000	13,691,929
Suncor Energy, Inc.	3,550,000	114,802,061
Talisman Energy, Inc.	5,000,000	77,272,938
TransCanada Corp.	1,800,000	51,192,277
		842,049,976
TOTAL ENERGY		845,835,189
FINANCIALS - 32.1%
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	50,000	8,165,000
IGM Financial, Inc.	550,000	22,967,931
		31,132,931
Commercial Banks - 21.1%
Bank of Montreal	1,909,300	95,735,263
Bank of Nova Scotia	3,100,000	132,131,619
Canadian Imperial Bank of Commerce	784,600	48,291,480
National Bank of Canada	800,000	43,150,323
Royal Bank of Canada	4,140,000	197,056,849
Toronto-Dominion Bank	3,265,000	191,260,175
		707,625,709
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	4,907,876
TMX Group, Inc.	145,000	4,663,526
		9,571,402
Insurance - 8.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,800	9,377,083
Intact Financial Corp.	941,100	30,861,895
Manulife Financial Corp.	5,200,000	126,265,373
Power Corp. of Canada (sub. vtg.)	1,400,000	39,296,422
Sun Life Financial, Inc.	2,400,000	82,023,484
		287,824,257
Real Estate Investment Trusts - 0.1%
H&R Real Estate Investment Trust/H&R Finance Trust	50,000	590,802
RioCan (REIT)	350,000	5,042,001
		5,632,803
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	1,750,000	36,759,178
TOTAL FINANCIALS		1,078,546,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Vertex Pharmaceuticals, Inc. (a)	200,000	$ 7,202,000
Pharmaceuticals - 0.2%
Sepracor, Inc. (a)	361,600	6,273,760
TOTAL HEALTH CARE		13,475,760
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. Class B (sub. vtg.)	2,100,000	7,446,048
Airlines - 0.1%
WestJet Airlines Ltd. (a)	100,000	960,691
Commercial Services & Supplies - 0.5%
IESI-BFC Ltd.	350,000	4,707,384
Ritchie Brothers Auctioneers, Inc. (c)	483,920	11,614,080
		16,321,464
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	415,000	17,511,394
Road & Rail - 5.6%
Canadian National Railway Co.	2,920,000	141,995,452
Canadian Pacific Railway Ltd.	1,050,000	46,683,993
		188,679,445
Trading Companies & Distributors - 0.2%
Finning International, Inc.	400,000	6,178,122
TOTAL INDUSTRIALS		237,097,164
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	350,000	7,703,500
Research In Motion Ltd. (a)	1,640,000	124,640,000
		132,343,500
Computers & Peripherals - 0.4%
Apple, Inc. (a)	60,000	9,803,400
Hewlett-Packard Co.	80,000	3,464,000
		13,267,400
Internet Software & Services - 0.4%
Open Text Corp. (a)	390,000	14,780,433
IT Services - 0.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,490,000	15,144,104
TOTAL INFORMATION TECHNOLOGY		175,535,437

	Shares	Value
MATERIALS - 15.8%
Chemicals - 3.0%
Agrium, Inc.	360,000	$ 16,543,927
Methanex Corp.	100,000	1,666,125
Potash Corp. of Saskatchewan, Inc.	780,000	72,660,510
The Mosaic Co.	200,000	10,430,000
		101,300,562
Metals & Mining - 12.8%
Agnico-Eagle Mines Ltd. (Canada)	524,700	30,775,322
Barrick Gold Corp.	2,780,000	97,074,860
First Quantum Minerals Ltd.	550,000	36,629,229
Goldcorp, Inc.	3,000,000	113,974,103
Inmet Mining Corp.	100,000	4,191,767
Kinross Gold Corp.	2,550,000	50,297,025
Red Back Mining, Inc. (a)	100,000	929,132
Teck Resources Ltd. Class B (sub. vtg.)	2,650,000	69,733,606
Yamana Gold, Inc.	2,700,000	25,738,154
		429,343,198
TOTAL MATERIALS		530,643,760
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	500,000	13,115,000
BCE, Inc.	2,850,000	65,420,244
TELUS Corp.	150,000	4,330,069
Verizon Communications, Inc.	500,000	16,035,000
		98,900,313
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. Class B (non-vtg.)	2,200,000	61,118,485
TOTAL TELECOMMUNICATION SERVICES		160,018,798
UTILITIES - 0.9%
Electric Utilities - 0.6%
Fortis, Inc.	800,000	18,905,648
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	225,000	7,643,756
CMS Energy Corp.	350,000	4,529,000
		12,172,756
TOTAL UTILITIES		31,078,404
TOTAL COMMON STOCKS (Cost $2,818,509,385)		3,265,914,090
Government Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.18% 8/13/09 to 9/24/09 (d) (Cost $12,906,558)	$ 12,910,000	$ 12,906,930
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	128,738,660	128,738,660
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	32,042,050	32,042,050
TOTAL MONEY MARKET FUNDS (Cost $160,780,710)		160,780,710
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,992,196,653)	3,439,601,730
NET OTHER ASSETS - (2.5)%	(82,793,142)
NET ASSETS - 100%	$ 3,356,808,588
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
553 SFX S&P/TSX 60 Index Contracts (Canada)	Sept. 2009	$ 67,005,727	$ 6,028,134
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,906,930.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 570,872
Fidelity Securities Lending Cash Central Fund	2,288,007
Total	$ 2,858,879
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,614,007	$ 103,614,007	$ -	$ -
Consumer Staples	90,069,291	90,069,291	-	-
Energy	845,835,189	845,835,189	-	-
Financials	1,078,546,280	1,078,546,280	-	-
Health Care	13,475,760	13,475,760	-	-
Industrials	237,097,164	237,097,164	-	-
Information Technology	175,535,437	175,535,437	-	-
Materials	530,643,760	530,643,760	-	-
Telecommunication Services	160,018,798	160,018,798	-	-
Utilities	31,078,404	31,078,404	-	-
Government Obligations	12,906,930	-	12,906,930	-
Money Market Funds	160,780,710	160,780,710	-	-
Total Investments in Securities:	$ 3,439,601,730	$ 3,426,694,800	$ 12,906,930	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,028,134	$ 6,028,134	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,072,991,090. Net unrealized appreciation aggregated $366,610,640, of which $563,693,846 related to appreciated investment securities and $197,083,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Canada Fund

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.102

ACAN-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 1.1%
Magna International, Inc. Class A (sub. vtg.)	750,000	$ 37,940,317
Distributors - 0.1%
Uni-Select, Inc.	100,000	2,380,842
Hotels, Restaurants & Leisure - 0.5%
Tim Hortons, Inc.	650,000	17,608,500
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	240,000	6,538,265
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	5,476,400
Quebecor, Inc. Class B (sub. vtg.)	150,000	2,643,988
Shaw Communications, Inc. Class B	500,000	8,776,164
Thomson Reuters Corp. (c)	600,000	19,375,319
		42,810,136
Specialty Retail - 0.1%
PetSmart, Inc.	100,000	2,237,000
RONA, Inc. (a)	50,000	637,212
		2,874,212
TOTAL CONSUMER DISCRETIONARY		103,614,007
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100,000	1,579,802
George Weston Ltd.	230,000	12,533,810
Loblaw Companies Ltd.	500,000	15,872,279
Metro, Inc. Class A (sub. vtg.)	540,000	16,916,508
Shoppers Drug Mart Corp.	850,000	35,511,672
		82,414,071
Food Products - 0.2%
Viterra, Inc. (a)	909,300	7,655,220
TOTAL CONSUMER STAPLES		90,069,291
ENERGY - 25.2%
Energy Equipment & Services - 0.1%
Ensign Energy Services, Inc.	100,000	1,516,684
Precision Drilling Trust	400,000	2,268,529
		3,785,213
Oil, Gas & Consumable Fuels - 25.1%
ARC Energy Trust unit	200,000	3,250,569
Cameco Corp.	1,250,000	34,343,528
Canadian Natural Resources Ltd.	2,220,000	133,445,213
Canadian Oil Sands Trust	600,000	15,103,727
Crescent Point Energy Corp. (c)	550,000	17,867,917
Enbridge, Inc.	1,608,900	62,259,285
EnCana Corp.	1,800,000	96,536,873
Enerplus Resources Fund Series G	200,000	4,360,700

	Shares	Value
Husky Energy, Inc.	400,000	$ 11,769,620
Imperial Oil Ltd.	900,000	36,046,781
Keyera Facilities Income Fund	1,000,000	17,672,994
Nexen, Inc.	2,950,000	61,144,011
Niko Resources Ltd.	140,000	9,863,090
Pacific Rubiales Energy Corp. (a)	200,000	2,138,581
Petro-Canada	1,920,000	79,287,882
Petrobank Energy & Resources Ltd. (a)	450,000	13,691,929
Suncor Energy, Inc.	3,550,000	114,802,061
Talisman Energy, Inc.	5,000,000	77,272,938
TransCanada Corp.	1,800,000	51,192,277
		842,049,976
TOTAL ENERGY		845,835,189
FINANCIALS - 32.1%
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	50,000	8,165,000
IGM Financial, Inc.	550,000	22,967,931
		31,132,931
Commercial Banks - 21.1%
Bank of Montreal	1,909,300	95,735,263
Bank of Nova Scotia	3,100,000	132,131,619
Canadian Imperial Bank of Commerce	784,600	48,291,480
National Bank of Canada	800,000	43,150,323
Royal Bank of Canada	4,140,000	197,056,849
Toronto-Dominion Bank	3,265,000	191,260,175
		707,625,709
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	4,907,876
TMX Group, Inc.	145,000	4,663,526
		9,571,402
Insurance - 8.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,800	9,377,083
Intact Financial Corp.	941,100	30,861,895
Manulife Financial Corp.	5,200,000	126,265,373
Power Corp. of Canada (sub. vtg.)	1,400,000	39,296,422
Sun Life Financial, Inc.	2,400,000	82,023,484
		287,824,257
Real Estate Investment Trusts - 0.1%
H&R Real Estate Investment Trust/H&R Finance Trust	50,000	590,802
RioCan (REIT)	350,000	5,042,001
		5,632,803
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	1,750,000	36,759,178
TOTAL FINANCIALS		1,078,546,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Vertex Pharmaceuticals, Inc. (a)	200,000	$ 7,202,000
Pharmaceuticals - 0.2%
Sepracor, Inc. (a)	361,600	6,273,760
TOTAL HEALTH CARE		13,475,760
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. Class B (sub. vtg.)	2,100,000	7,446,048
Airlines - 0.1%
WestJet Airlines Ltd. (a)	100,000	960,691
Commercial Services & Supplies - 0.5%
IESI-BFC Ltd.	350,000	4,707,384
Ritchie Brothers Auctioneers, Inc. (c)	483,920	11,614,080
		16,321,464
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	415,000	17,511,394
Road & Rail - 5.6%
Canadian National Railway Co.	2,920,000	141,995,452
Canadian Pacific Railway Ltd.	1,050,000	46,683,993
		188,679,445
Trading Companies & Distributors - 0.2%
Finning International, Inc.	400,000	6,178,122
TOTAL INDUSTRIALS		237,097,164
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	350,000	7,703,500
Research In Motion Ltd. (a)	1,640,000	124,640,000
		132,343,500
Computers & Peripherals - 0.4%
Apple, Inc. (a)	60,000	9,803,400
Hewlett-Packard Co.	80,000	3,464,000
		13,267,400
Internet Software & Services - 0.4%
Open Text Corp. (a)	390,000	14,780,433
IT Services - 0.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,490,000	15,144,104
TOTAL INFORMATION TECHNOLOGY		175,535,437

	Shares	Value
MATERIALS - 15.8%
Chemicals - 3.0%
Agrium, Inc.	360,000	$ 16,543,927
Methanex Corp.	100,000	1,666,125
Potash Corp. of Saskatchewan, Inc.	780,000	72,660,510
The Mosaic Co.	200,000	10,430,000
		101,300,562
Metals & Mining - 12.8%
Agnico-Eagle Mines Ltd. (Canada)	524,700	30,775,322
Barrick Gold Corp.	2,780,000	97,074,860
First Quantum Minerals Ltd.	550,000	36,629,229
Goldcorp, Inc.	3,000,000	113,974,103
Inmet Mining Corp.	100,000	4,191,767
Kinross Gold Corp.	2,550,000	50,297,025
Red Back Mining, Inc. (a)	100,000	929,132
Teck Resources Ltd. Class B (sub. vtg.)	2,650,000	69,733,606
Yamana Gold, Inc.	2,700,000	25,738,154
		429,343,198
TOTAL MATERIALS		530,643,760
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	500,000	13,115,000
BCE, Inc.	2,850,000	65,420,244
TELUS Corp.	150,000	4,330,069
Verizon Communications, Inc.	500,000	16,035,000
		98,900,313
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. Class B (non-vtg.)	2,200,000	61,118,485
TOTAL TELECOMMUNICATION SERVICES		160,018,798
UTILITIES - 0.9%
Electric Utilities - 0.6%
Fortis, Inc.	800,000	18,905,648
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	225,000	7,643,756
CMS Energy Corp.	350,000	4,529,000
		12,172,756
TOTAL UTILITIES		31,078,404
TOTAL COMMON STOCKS (Cost $2,818,509,385)		3,265,914,090
Government Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.18% 8/13/09 to 9/24/09 (d) (Cost $12,906,558)	$ 12,910,000	$ 12,906,930
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	128,738,660	128,738,660
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	32,042,050	32,042,050
TOTAL MONEY MARKET FUNDS (Cost $160,780,710)		160,780,710
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,992,196,653)	3,439,601,730
NET OTHER ASSETS - (2.5)%	(82,793,142)
NET ASSETS - 100%	$ 3,356,808,588
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
553 SFX S&P/TSX 60 Index Contracts (Canada)	Sept. 2009	$ 67,005,727	$ 6,028,134
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,906,930.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 570,872
Fidelity Securities Lending Cash Central Fund	2,288,007
Total	$ 2,858,879
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,614,007	$ 103,614,007	$ -	$ -
Consumer Staples	90,069,291	90,069,291	-	-
Energy	845,835,189	845,835,189	-	-
Financials	1,078,546,280	1,078,546,280	-	-
Health Care	13,475,760	13,475,760	-	-
Industrials	237,097,164	237,097,164	-	-
Information Technology	175,535,437	175,535,437	-	-
Materials	530,643,760	530,643,760	-	-
Telecommunication Services	160,018,798	160,018,798	-	-
Utilities	31,078,404	31,078,404	-	-
Government Obligations	12,906,930	-	12,906,930	-
Money Market Funds	160,780,710	160,780,710	-	-
Total Investments in Securities:	$ 3,439,601,730	$ 3,426,694,800	$ 12,906,930	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,028,134	$ 6,028,134	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,072,991,090. Net unrealized appreciation aggregated $366,610,640, of which $563,693,846 related to appreciated investment securities and $197,083,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2009

1.804836.105

HKC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Cheng Shin Rubber Industry Co. Ltd.	3,595,000	$ 6,935,797
Minth Group Ltd.	3,168,000	3,024,988
Xinyi Glass Holdings Co. Ltd.	11,122,000	9,687,091
		19,647,876
Automobiles - 2.8%
Dongfeng Motor Group Co. Ltd. (H Shares)	17,274,000	18,411,097
Geely Automobile Holdings Ltd.	69,920,000	17,051,788
Great Wall Motor Co. Ltd. (H Shares)	3,000,000	3,414,260
Qingling Motors Co. Ltd. (H Shares)	9,496,000	2,021,768
Yulon Motor Co. Ltd.	11,725,000	11,739,295
		52,638,208
Distributors - 1.2%
Li & Fung Ltd.	7,860,000	23,174,771
Hotels, Restaurants & Leisure - 0.4%
REXCAPITAL Financial Holdings Ltd. (a)	81,900,000	7,080,524
Household Durables - 1.1%
Tatung Co. Ltd. (a)	4,941,000	1,261,981
Techtronic Industries Co. Ltd.	23,365,500	19,386,203
		20,648,184
Leisure Equipment & Products - 0.3%
Altek Corp.	3,097,000	5,710,713
Multiline Retail - 1.9%
Far East Department Stores Co. Ltd.	6,394,000	6,450,515
Golden Eagle Retail Group Ltd. (H Shares)	8,142,000	10,632,082
Maoye International Holdings Ltd.	44,227,000	11,927,254
New World Department Store China Ltd.	7,503,000	6,534,997
		35,544,848
Specialty Retail - 0.7%
Esprit Holdings Ltd.	1,901,800	13,742,305
GOME Electrical Appliances Holdings Ltd.	2,187,276	632,206
		14,374,511
Textiles, Apparel & Luxury Goods - 1.6%
China Dongxiang Group Co. Ltd.	17,608,000	13,382,339
Li Ning Co. Ltd.	1,277,500	4,228,195
Pacific Textile Holdings Ltd.	722,000	258,993
Shenzhou International Group Holdings Ltd.	1,119,000	887,998
Texwinca Holdings Ltd.	5,508,000	4,314,091
Weiqiao Textile Co. Ltd. (H Shares)	11,099,000	7,003,247
		30,074,863
TOTAL CONSUMER DISCRETIONARY		208,894,498
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.9%
Dairy Farm International Holdings Ltd.	2,465,100	16,639,425

	Shares	Value
Personal Products - 0.6%
Hengan International Group Co. Ltd.	2,075,000	$ 12,075,395
TOTAL CONSUMER STAPLES		28,714,820
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
China Petroleum & Chemical Corp. (H Shares)	27,170,000	24,222,554
China Shenhua Energy Co. Ltd. (H Shares)	2,241,000	9,152,132
CNOOC Ltd.	26,833,000	35,702,905
CNPC (Hong Kong) Ltd.	17,170,000	17,391,885
PetroChina Co. Ltd. (H Shares)	29,818,000	35,130,930
		121,600,406
FINANCIALS - 43.9%
Capital Markets - 3.2%
Yuanta Financial Holding Co. Ltd.	83,113,000	59,782,591
Commercial Banks - 16.1%
Bank of China (H Shares)	145,813,000	72,625,687
BOC Hong Kong Holdings Ltd.	22,149,500	47,215,074
China Citic Bank Corp. Ltd. Class H	10,866,000	7,571,295
China Construction Bank Corp. (H Shares)	63,133,000	50,914,695
Chinatrust Financial Holding Co. Ltd.	30,514,000	19,297,943
E.Sun Financial Holdings Co. Ltd.	11,947,000	4,169,252
Hang Seng Bank Ltd.	422,100	6,857,215
Industrial & Commercial Bank of China Ltd.	106,185,000	76,454,679
Mega Financial Holding Co. Ltd.	18,517,000	9,650,738
Sinopac Holdings Co.	16,171,000	5,322,975
Taishin Financial Holdings Co. Ltd.	12,258,000	4,782,152
Wing Hang Bank Ltd.	60,000	575,624
		305,437,329
Diversified Financial Services - 4.6%
China Everbright Ltd.	6,428,000	20,113,809
Hong Kong Exchange & Clearing Ltd.	3,510,300	66,221,393
		86,335,202
Insurance - 5.7%
Cathay Financial Holding Co. Ltd.	17,444,000	26,796,026
China Life Insurance Co. Ltd. (H Shares)	12,226,000	54,145,774
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,491,500	22,118,519
Shin Kong Financial Holding Co. Ltd.	10,294,000	4,188,507
		107,248,826
Real Estate Management & Development - 14.3%
Cheung Kong Holdings Ltd.	3,299,000	42,611,135
China Overseas Land & Investment Ltd.	4,867,920	12,009,862
China Resources Land Ltd.	3,612,000	8,827,433
Farglory Land Development Co. Ltd.	2,381,000	5,638,638
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,747,600	3,851,559
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Hang Lung Properties Ltd.	7,027,000	$ 25,751,053
Henderson Land Development Co. Ltd.	2,826,000	18,670,194
Hysan Development Co. Ltd.	1,387,067	3,794,373
K Wah International Holdings Ltd.	5,893,000	2,425,682
Kerry Properties Ltd.	2,302,500	11,884,101
New World China Land Ltd.	8,196,800	5,172,017
New World Development Co. Ltd.	12,016,000	28,683,910
Shimao Property Holdings Ltd.	11,710,000	23,541,333
Shui On Land Ltd.	14,425,800	10,219,248
Sino Land Co.	2,414,000	4,927,770
Sino-Ocean Land Holdings Ltd.	15,897,366	16,984,869
Sun Hung Kai Properties Ltd.	2,880,000	43,814,009
Tian An China Investments Co. Ltd.	4,088,000	2,400,098
		271,207,284
TOTAL FINANCIALS		830,011,232
INDUSTRIALS - 9.2%
Airlines - 0.3%
Air China Ltd. (H Shares) (a)	4,190,000	2,703,278
Cathay Pacific Airways Ltd.	2,029,000	3,157,447
		5,860,725
Electrical Equipment - 1.4%
China High Speed Transmission Equipment Group Co. Ltd.	5,392,000	13,511,570
Dongfang Electric Corp. Ltd.	2,599,400	12,728,921
		26,240,491
Industrial Conglomerates - 3.6%
Beijing Enterprises Holdings Ltd.	771,500	3,877,485
Far Eastern Textile Ltd.	24,022,000	27,089,729
Hutchison Whampoa Ltd.	2,892,000	21,662,432
Shanghai Industrial Holdings Ltd. (H Shares)	2,806,000	15,207,004
		67,836,650
Machinery - 0.4%
Chen Hsong Holdings Ltd.	1,854,000	557,407
China International Marine Containers Co. Ltd. (B Shares)	2,377,786	2,825,785
Haitian International Holdings Ltd.	7,472,000	2,439,294
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,930,160	1,932,090
		7,754,576
Marine - 2.2%
China Cosco Holdings Co. Ltd. (H Shares)	11,745,500	16,974,471
Orient Overseas International Ltd.	1,528,000	8,556,966
Shun Tak Holdings Ltd.	19,186,000	15,720,446
		41,251,883

	Shares	Value
Transportation Infrastructure - 1.3%
China Merchants Holdings International Co. Ltd.	1,206,000	$ 3,983,767
Zhejiang Expressway Co. Ltd. (H Shares)	22,336,000	21,644,724
		25,628,491
TOTAL INDUSTRIALS		174,572,816
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.4%
Vtech Holdings Ltd.	725,000	5,168,648
ZTE Corp. (H Shares)	445,820	1,944,388
		7,113,036
Computers & Peripherals - 0.7%
Acer, Inc.	3,540,810	7,467,969
HTC Corp.	444,000	6,055,776
		13,523,745
Electronic Equipment & Components - 5.9%
AU Optronics Corp.	7,303,000	8,102,079
BYD Co. Ltd. (H Shares) (a)	1,132,300	6,275,255
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,306,225	52,715,740
Kingboard Chemical Holdings Ltd.	1,581,000	5,018,497
Kingboard Laminates Holdings Ltd.	13,846,000	7,146,461
Largan Precision Co. Ltd.	930,000	11,919,080
Tripod Technology Corp.	3,096,819	6,474,910
Unimicron Technology Corp.	12,312,000	13,959,354
		111,611,376
Internet Software & Services - 2.6%
Tencent Holdings Ltd.	3,655,400	49,337,063
Semiconductors & Semiconductor Equipment - 3.4%
MediaTek, Inc.	1,249,262	17,952,668
Taiwan Semiconductor Manufacturing Co. Ltd.	25,335,796	45,482,426
		63,435,094
TOTAL INFORMATION TECHNOLOGY		245,020,314
MATERIALS - 5.9%
Chemicals - 1.6%
Formosa Plastics Corp.	7,415,250	12,746,727
Taiwan Fertilizer Co. Ltd.	5,298,000	16,793,417
		29,540,144
Construction Materials - 1.0%
Anhui Conch Cement Co. Ltd. (H Shares)	746,000	5,400,182
Asia Cement Corp.	3,036,000	3,247,900
BBMG Corp. Class H	348,000	453,531
China National Building Materials Co. Ltd. (H Shares)	4,098,000	8,925,881
China Shanshui Cement Group Ltd.	1,390,000	903,966
		18,931,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.7%
Angang Steel Co. Ltd. (H Shares)	5,276,000	$ 11,968,242
BlueScope Steel Ltd.	2,238,672	6,309,319
Jiangxi Copper Co. Ltd. (H Shares)	5,116,000	11,803,336
Maanshan Iron & Steel Co. Ltd. (H Shares) (c)	6,462,000	5,027,950
OZ Minerals Ltd.	10,669,024	9,993,205
Shougang Concord International Enterprises Co. Ltd.	23,608,000	4,782,616
Xingda International Holdings Ltd.	4,775,000	1,774,486
		51,659,154
Paper & Forest Products - 0.6%
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	9,255,872	7,189,862
(H Shares)	4,580,600	3,558,161
		10,748,023
TOTAL MATERIALS		110,878,781
TELECOMMUNICATION SERVICES - 3.9%
Wireless Telecommunication Services - 3.9%
China Mobile (Hong Kong) Ltd.	7,056,000	74,043,872
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	2,832,600	7,328,352
TOTAL COMMON STOCKS (Cost $1,494,363,789)		1,801,065,091
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	72,625,989	$ 72,625,989
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	519,060	519,060
TOTAL MONEY MARKET FUNDS (Cost $73,145,049)		73,145,049
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,567,508,838)	1,874,210,140
NET OTHER ASSETS - 1.0%	18,062,717
NET ASSETS - 100%	$ 1,892,272,857
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 229,073
Fidelity Securities Lending Cash Central Fund	74,666
Total	$ 303,739
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,894,498	$ 208,894,498	$ -	$ -
Consumer Staples	28,714,820	28,714,820	-	-
Energy	121,600,406	26,544,017	95,056,389	-
Financials	830,011,232	775,865,458	54,145,774	-
Industrials	174,572,816	174,572,816	-	-
Information Technology	245,020,314	245,020,314	-	-
Materials	110,878,781	110,878,781	-	-
Telecommunication Services	74,043,872	-	74,043,872	-
Utilities	7,328,352	7,328,352	-	-
Money Market Funds	73,145,049	73,145,049	-	-
Total Investments in Securities:	$ 1,874,210,140	$ 1,650,964,105	$ 223,246,035	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,615,311)
Total Unrealized Gain (Loss)	3,181,061
Cost of Purchases	693,176
Proceeds of Sales	(4,636,342)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,577,306,777. Net unrealized appreciation aggregated $296,903,363, of which $358,495,703 related to appreciated investment securities and $61,592,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.101

AHKC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Cheng Shin Rubber Industry Co. Ltd.	3,595,000	$ 6,935,797
Minth Group Ltd.	3,168,000	3,024,988
Xinyi Glass Holdings Co. Ltd.	11,122,000	9,687,091
		19,647,876
Automobiles - 2.8%
Dongfeng Motor Group Co. Ltd. (H Shares)	17,274,000	18,411,097
Geely Automobile Holdings Ltd.	69,920,000	17,051,788
Great Wall Motor Co. Ltd. (H Shares)	3,000,000	3,414,260
Qingling Motors Co. Ltd. (H Shares)	9,496,000	2,021,768
Yulon Motor Co. Ltd.	11,725,000	11,739,295
		52,638,208
Distributors - 1.2%
Li & Fung Ltd.	7,860,000	23,174,771
Hotels, Restaurants & Leisure - 0.4%
REXCAPITAL Financial Holdings Ltd. (a)	81,900,000	7,080,524
Household Durables - 1.1%
Tatung Co. Ltd. (a)	4,941,000	1,261,981
Techtronic Industries Co. Ltd.	23,365,500	19,386,203
		20,648,184
Leisure Equipment & Products - 0.3%
Altek Corp.	3,097,000	5,710,713
Multiline Retail - 1.9%
Far East Department Stores Co. Ltd.	6,394,000	6,450,515
Golden Eagle Retail Group Ltd. (H Shares)	8,142,000	10,632,082
Maoye International Holdings Ltd.	44,227,000	11,927,254
New World Department Store China Ltd.	7,503,000	6,534,997
		35,544,848
Specialty Retail - 0.7%
Esprit Holdings Ltd.	1,901,800	13,742,305
GOME Electrical Appliances Holdings Ltd.	2,187,276	632,206
		14,374,511
Textiles, Apparel & Luxury Goods - 1.6%
China Dongxiang Group Co. Ltd.	17,608,000	13,382,339
Li Ning Co. Ltd.	1,277,500	4,228,195
Pacific Textile Holdings Ltd.	722,000	258,993
Shenzhou International Group Holdings Ltd.	1,119,000	887,998
Texwinca Holdings Ltd.	5,508,000	4,314,091
Weiqiao Textile Co. Ltd. (H Shares)	11,099,000	7,003,247
		30,074,863
TOTAL CONSUMER DISCRETIONARY		208,894,498
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.9%
Dairy Farm International Holdings Ltd.	2,465,100	16,639,425

	Shares	Value
Personal Products - 0.6%
Hengan International Group Co. Ltd.	2,075,000	$ 12,075,395
TOTAL CONSUMER STAPLES		28,714,820
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
China Petroleum & Chemical Corp. (H Shares)	27,170,000	24,222,554
China Shenhua Energy Co. Ltd. (H Shares)	2,241,000	9,152,132
CNOOC Ltd.	26,833,000	35,702,905
CNPC (Hong Kong) Ltd.	17,170,000	17,391,885
PetroChina Co. Ltd. (H Shares)	29,818,000	35,130,930
		121,600,406
FINANCIALS - 43.9%
Capital Markets - 3.2%
Yuanta Financial Holding Co. Ltd.	83,113,000	59,782,591
Commercial Banks - 16.1%
Bank of China (H Shares)	145,813,000	72,625,687
BOC Hong Kong Holdings Ltd.	22,149,500	47,215,074
China Citic Bank Corp. Ltd. Class H	10,866,000	7,571,295
China Construction Bank Corp. (H Shares)	63,133,000	50,914,695
Chinatrust Financial Holding Co. Ltd.	30,514,000	19,297,943
E.Sun Financial Holdings Co. Ltd.	11,947,000	4,169,252
Hang Seng Bank Ltd.	422,100	6,857,215
Industrial & Commercial Bank of China Ltd.	106,185,000	76,454,679
Mega Financial Holding Co. Ltd.	18,517,000	9,650,738
Sinopac Holdings Co.	16,171,000	5,322,975
Taishin Financial Holdings Co. Ltd.	12,258,000	4,782,152
Wing Hang Bank Ltd.	60,000	575,624
		305,437,329
Diversified Financial Services - 4.6%
China Everbright Ltd.	6,428,000	20,113,809
Hong Kong Exchange & Clearing Ltd.	3,510,300	66,221,393
		86,335,202
Insurance - 5.7%
Cathay Financial Holding Co. Ltd.	17,444,000	26,796,026
China Life Insurance Co. Ltd. (H Shares)	12,226,000	54,145,774
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,491,500	22,118,519
Shin Kong Financial Holding Co. Ltd.	10,294,000	4,188,507
		107,248,826
Real Estate Management & Development - 14.3%
Cheung Kong Holdings Ltd.	3,299,000	42,611,135
China Overseas Land & Investment Ltd.	4,867,920	12,009,862
China Resources Land Ltd.	3,612,000	8,827,433
Farglory Land Development Co. Ltd.	2,381,000	5,638,638
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,747,600	3,851,559
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Hang Lung Properties Ltd.	7,027,000	$ 25,751,053
Henderson Land Development Co. Ltd.	2,826,000	18,670,194
Hysan Development Co. Ltd.	1,387,067	3,794,373
K Wah International Holdings Ltd.	5,893,000	2,425,682
Kerry Properties Ltd.	2,302,500	11,884,101
New World China Land Ltd.	8,196,800	5,172,017
New World Development Co. Ltd.	12,016,000	28,683,910
Shimao Property Holdings Ltd.	11,710,000	23,541,333
Shui On Land Ltd.	14,425,800	10,219,248
Sino Land Co.	2,414,000	4,927,770
Sino-Ocean Land Holdings Ltd.	15,897,366	16,984,869
Sun Hung Kai Properties Ltd.	2,880,000	43,814,009
Tian An China Investments Co. Ltd.	4,088,000	2,400,098
		271,207,284
TOTAL FINANCIALS		830,011,232
INDUSTRIALS - 9.2%
Airlines - 0.3%
Air China Ltd. (H Shares) (a)	4,190,000	2,703,278
Cathay Pacific Airways Ltd.	2,029,000	3,157,447
		5,860,725
Electrical Equipment - 1.4%
China High Speed Transmission Equipment Group Co. Ltd.	5,392,000	13,511,570
Dongfang Electric Corp. Ltd.	2,599,400	12,728,921
		26,240,491
Industrial Conglomerates - 3.6%
Beijing Enterprises Holdings Ltd.	771,500	3,877,485
Far Eastern Textile Ltd.	24,022,000	27,089,729
Hutchison Whampoa Ltd.	2,892,000	21,662,432
Shanghai Industrial Holdings Ltd. (H Shares)	2,806,000	15,207,004
		67,836,650
Machinery - 0.4%
Chen Hsong Holdings Ltd.	1,854,000	557,407
China International Marine Containers Co. Ltd. (B Shares)	2,377,786	2,825,785
Haitian International Holdings Ltd.	7,472,000	2,439,294
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,930,160	1,932,090
		7,754,576
Marine - 2.2%
China Cosco Holdings Co. Ltd. (H Shares)	11,745,500	16,974,471
Orient Overseas International Ltd.	1,528,000	8,556,966
Shun Tak Holdings Ltd.	19,186,000	15,720,446
		41,251,883

	Shares	Value
Transportation Infrastructure - 1.3%
China Merchants Holdings International Co. Ltd.	1,206,000	$ 3,983,767
Zhejiang Expressway Co. Ltd. (H Shares)	22,336,000	21,644,724
		25,628,491
TOTAL INDUSTRIALS		174,572,816
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.4%
Vtech Holdings Ltd.	725,000	5,168,648
ZTE Corp. (H Shares)	445,820	1,944,388
		7,113,036
Computers & Peripherals - 0.7%
Acer, Inc.	3,540,810	7,467,969
HTC Corp.	444,000	6,055,776
		13,523,745
Electronic Equipment & Components - 5.9%
AU Optronics Corp.	7,303,000	8,102,079
BYD Co. Ltd. (H Shares) (a)	1,132,300	6,275,255
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,306,225	52,715,740
Kingboard Chemical Holdings Ltd.	1,581,000	5,018,497
Kingboard Laminates Holdings Ltd.	13,846,000	7,146,461
Largan Precision Co. Ltd.	930,000	11,919,080
Tripod Technology Corp.	3,096,819	6,474,910
Unimicron Technology Corp.	12,312,000	13,959,354
		111,611,376
Internet Software & Services - 2.6%
Tencent Holdings Ltd.	3,655,400	49,337,063
Semiconductors & Semiconductor Equipment - 3.4%
MediaTek, Inc.	1,249,262	17,952,668
Taiwan Semiconductor Manufacturing Co. Ltd.	25,335,796	45,482,426
		63,435,094
TOTAL INFORMATION TECHNOLOGY		245,020,314
MATERIALS - 5.9%
Chemicals - 1.6%
Formosa Plastics Corp.	7,415,250	12,746,727
Taiwan Fertilizer Co. Ltd.	5,298,000	16,793,417
		29,540,144
Construction Materials - 1.0%
Anhui Conch Cement Co. Ltd. (H Shares)	746,000	5,400,182
Asia Cement Corp.	3,036,000	3,247,900
BBMG Corp. Class H	348,000	453,531
China National Building Materials Co. Ltd. (H Shares)	4,098,000	8,925,881
China Shanshui Cement Group Ltd.	1,390,000	903,966
		18,931,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.7%
Angang Steel Co. Ltd. (H Shares)	5,276,000	$ 11,968,242
BlueScope Steel Ltd.	2,238,672	6,309,319
Jiangxi Copper Co. Ltd. (H Shares)	5,116,000	11,803,336
Maanshan Iron & Steel Co. Ltd. (H Shares) (c)	6,462,000	5,027,950
OZ Minerals Ltd.	10,669,024	9,993,205
Shougang Concord International Enterprises Co. Ltd.	23,608,000	4,782,616
Xingda International Holdings Ltd.	4,775,000	1,774,486
		51,659,154
Paper & Forest Products - 0.6%
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	9,255,872	7,189,862
(H Shares)	4,580,600	3,558,161
		10,748,023
TOTAL MATERIALS		110,878,781
TELECOMMUNICATION SERVICES - 3.9%
Wireless Telecommunication Services - 3.9%
China Mobile (Hong Kong) Ltd.	7,056,000	74,043,872
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	2,832,600	7,328,352
TOTAL COMMON STOCKS (Cost $1,494,363,789)		1,801,065,091
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	72,625,989	$ 72,625,989
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	519,060	519,060
TOTAL MONEY MARKET FUNDS (Cost $73,145,049)		73,145,049
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,567,508,838)	1,874,210,140
NET OTHER ASSETS - 1.0%	18,062,717
NET ASSETS - 100%	$ 1,892,272,857
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 229,073
Fidelity Securities Lending Cash Central Fund	74,666
Total	$ 303,739
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,894,498	$ 208,894,498	$ -	$ -
Consumer Staples	28,714,820	28,714,820	-	-
Energy	121,600,406	26,544,017	95,056,389	-
Financials	830,011,232	775,865,458	54,145,774	-
Industrials	174,572,816	174,572,816	-	-
Information Technology	245,020,314	245,020,314	-	-
Materials	110,878,781	110,878,781	-	-
Telecommunication Services	74,043,872	-	74,043,872	-
Utilities	7,328,352	7,328,352	-	-
Money Market Funds	73,145,049	73,145,049	-	-
Total Investments in Securities:	$ 1,874,210,140	$ 1,650,964,105	$ 223,246,035	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,615,311)
Total Unrealized Gain (Loss)	3,181,061
Cost of Purchases	693,176
Proceeds of Sales	(4,636,342)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,577,306,777. Net unrealized appreciation aggregated $296,903,363, of which $358,495,703 related to appreciated investment securities and $61,592,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund -
Diversified International
Class F

July 31, 2009

1.804871.105

DIF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.1%
AMP Ltd.	9,120,417	$ 42,866,015
BHP Billiton Ltd. sponsored ADR (c)	5,901,000	371,526,960
CSL Ltd.	4,000,000	102,195,860
Newcrest Mining Ltd.	2,500,000	62,722,500
QBE Insurance Group Ltd.	7,578,885	123,595,320
TOTAL AUSTRALIA		702,906,655
Belgium - 1.2%
Anheuser-Busch InBev SA NV	9,903,200	394,007,269
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	22,829
TOTAL BELGIUM		394,030,098
Bermuda - 0.6%
Clear Media Ltd. (a)	22,325,000	10,745,014
Huabao International Holdings Ltd.	21,290,000	22,224,443
Seadrill Ltd.	10,125,000	162,476,863
TOTAL BERMUDA		195,446,320
Brazil - 1.1%
Banco Bradesco SA (PN) sponsored ADR	2,100,000	33,117,000
BR Malls Participacoes SA (a)	4,500,000	46,784,566
Itau Unibanco Banco Multiplo SA ADR	4,900,000	87,661,000
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,300,000	53,612,000
Redecard SA	2,710,600	40,339,422
Vivo Participacoes SA sponsored ADR	5,000,000	113,850,000
TOTAL BRAZIL		375,363,988
Canada - 5.7%
Agnico-Eagle Mines Ltd. (Canada)	896,500	52,582,573
Barrick Gold Corp.	1,286,600	44,926,804
Canadian Imperial Bank of Commerce	550,000	33,852,044
Canadian Natural Resources Ltd.	5,137,400	308,811,458
Canadian Pacific Railway Ltd.	2,600,000	115,598,459
EnCana Corp.	3,068,000	164,541,737
Flint Energy Services Ltd. (a)	1,000,000	9,625,470
Niko Resources Ltd. (d)	2,525,000	177,887,873
Open Text Corp. (a)	750,000	28,423,911
OZ Optics Ltd. unit (a)(f)	102,000	481,440
Petro-Canada	3,900,000	161,053,511
Petrobank Energy & Resources Ltd. (a)(d)	5,475,000	166,585,139
Research In Motion Ltd. (a)	2,400,000	182,400,000
Rogers Communications, Inc. Class B (non-vtg.)	800,000	22,224,904
Royal Bank of Canada	700,000	33,318,791
Silver Wheaton Corp. (a)	4,408,000	40,628,802
Sun Life Financial, Inc.	1,200,000	41,011,742
Suncor Energy, Inc. (c)	5,000,000	161,693,043
Toronto-Dominion Bank	600,000	35,147,352
Trican Well Service Ltd. (d)	7,000,000	62,375,273
Ultra Petroleum Corp. (a)	660,200	29,128,024

	Shares	Value
Westernzagros Resources Ltd. (a)	7,000,000	$ 10,395,879
Yamana Gold, Inc.	2,945,900	28,082,232
TOTAL CANADA		1,910,776,461
Cayman Islands - 0.1%
Belle International Holdings Ltd.	16,510,000	16,723,356
China Dongxiang Group Co. Ltd.	8,480,000	6,444,925
Hengan International Group Co. Ltd.	2,992,000	17,411,847
TOTAL CAYMAN ISLANDS		40,580,128
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	114,600	39,896,844
China Coal Energy Co. Ltd. (H Shares)	20,000,000	28,026,349
China Merchants Bank Co. Ltd. (H Shares)	21,507,850	50,565,240
China Shenhua Energy Co. Ltd. (H Shares)	10,000,000	40,839,500
Focus Media Holding Ltd. ADR (a)(c)	2,300,000	20,125,000
Global Bio-Chem Technology Group Co. Ltd.	36,981,600	7,205,587
TOTAL CHINA		186,658,520
Denmark - 1.1%
Carlsberg AS Series B	1,586,933	110,100,330
Genmab AS (a)	750,000	30,000,574
Novo Nordisk AS Series B	3,342,300	196,703,717
Vestas Wind Systems AS (a)	449,200	31,638,041
TOTAL DENMARK		368,442,662
Finland - 0.3%
Nokia Corp. sponsored ADR	6,900,000	92,046,000
Nokian Tyres PLC	800,000	16,897,764
TOTAL FINLAND		108,943,764
France - 9.4%
Accor SA (c)	2,071,351	88,418,181
Alcatel-Lucent SA sponsored ADR (a)	16,500,000	45,540,000
Alstom SA	1,450,000	99,548,725
Atos Origin SA	628,743	28,662,269
AXA SA sponsored ADR	9,000,000	190,260,000
BNP Paribas SA	4,060,472	296,014,653
Bouygues SA	2,600,000	110,743,351
Cap Gemini SA (c)	5,037,700	232,595,515
Carrefour SA	1,027,100	48,212,699
CNP Assurances	400,000	36,549,111
Credit Agricole SA	1,213,100	17,315,642
Danone	768,357	41,225,070
Dassault Aviation SA (c)	36,265	20,111,292
Electricite de France	850,000	42,128,609
Essilor International SA	2,100,000	116,428,673
Financiere Marc de Lacharriere SA (Fimalac)	1,271,448	67,048,857
GDF Suez	2,551,314	97,469,957
L'Air Liquide SA	14,500	1,514,000
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton	900,000	$ 81,183,666
Neopost SA	600,000	51,095,213
Pernod Ricard SA (c)	2,522,905	196,041,400
PPR SA	2,300,000	256,312,685
Renault SA (a)	1,389,900	59,270,173
Sanofi-Aventis	3,771,131	246,726,347
Schneider Electric SA	1,207,688	109,712,942
Societe Generale Series A	2,365,036	151,853,079
Technip SA	1,150,000	69,527,971
Total SA Series B	3,543,300	196,506,994
Unibail-Rodamco	184,900	32,308,622
Vallourec SA (c)	419,190	55,144,686
Vivendi	2,705,881	69,514,438
TOTAL FRANCE		3,154,984,820
Germany - 6.8%
Allianz AG:
(Reg.)	19,000	1,882,914
sponsored ADR	16,000,000	158,560,000
BASF AG	2,818,400	141,235,070
Bayer AG	1,928,139	118,332,330
Bayerische Motoren Werke AG (BMW)	1,534,600	70,930,528
Beiersdorf AG	20,000	1,007,082
Daimler AG (Reg.)	1,039,250	48,272,223
Deutsche Bank AG	27,700	1,797,705
Deutsche Boerse AG	2,173,700	172,252,466
E.ON AG	13,269,240	502,302,305
Fresenius Medical Care AG & Co. KGaA	2,193,700	100,738,116
Fresenius SE	2,700,000	132,762,038
GEA Group AG	4,500,000	73,692,552
GFK AG	1,600,000	36,942,480
Linde AG	1,989,300	187,750,244
Munich Re Group (Reg.)	1,054,300	159,415,192
RWE AG	808,900	68,308,420
SAP AG	500,000	23,624,802
Siemens AG:
(Reg.)	19,750	1,569,706
sponsored ADR (c)	3,300,300	262,307,844
Volkswagen AG (c)	100,000	35,953,357
TOTAL GERMANY		2,299,637,374
Hong Kong - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR	7,982,500	114,788,350
Hong Kong Exchange & Clearing Ltd.	2,000,000	37,729,763
Hutchison Whampoa Ltd.	10,000,000	74,904,676
Li & Fung Ltd.	5,000,000	14,742,221
Swire Pacific Ltd. (A Shares)	5,007,500	56,246,621
TOTAL HONG KONG		298,411,631

	Shares	Value
India - 1.5%
Bharti Airtel Ltd.	10,200,000	$ 87,465,133
HDFC Bank Ltd.	400,000	12,538,212
Infosys Technologies Ltd.	5,000,000	215,823,313
Reliance Industries Ltd. (a)	840,000	34,344,715
State Bank of India	4,000,000	151,523,261
TOTAL INDIA		501,694,634
Indonesia - 0.2%
PT Indosat Tbk sponsored ADR	757,217	20,558,442
PT Perusahaan Gas Negara Tbk Series B	130,000,000	45,843,980
TOTAL INDONESIA		66,402,422
Ireland - 1.1%
Covidien PLC	1,950,000	73,729,500
CRH PLC	5,936,269	141,716,179
Ryanair Holdings PLC sponsored ADR (a)	5,903,300	167,122,423
TOTAL IRELAND		382,568,102
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,256,700	67,032,378
Italy - 2.7%
ENI SpA	47,800	1,116,892
ENI SpA sponsored ADR (c)	5,200,000	242,216,000
Fiat SpA (a)	26,357,100	292,259,255
Finmeccanica SpA	70,500	1,069,109
Intesa Sanpaolo SpA	39,422,700	146,789,069
Prysmian SpA	2,000,000	34,405,535
Telecom Italia SpA sponsored ADR	2,500,000	38,950,000
UniCredit SpA	46,687,257	136,741,782
TOTAL ITALY		893,547,642
Japan - 16.1%
Canon, Inc. sponsored ADR	6,650,000	246,183,000
Daiichi Sankyo Kabushiki Kaisha	2,093,600	38,061,430
Daiwa Securities Group, Inc. (c)	6,000,000	35,514,216
Denso Corp.	7,739,400	228,639,917
East Japan Railway Co.	1,350,000	77,481,237
Eisai Co. Ltd.	1,850,000	65,896,838
FamilyMart Co. Ltd.	2,000,000	65,109,395
Fanuc Ltd.	1,700,000	139,615,260
Fast Retailing Co. Ltd.	400,000	51,960,680
Honda Motor Co. Ltd.	5,000,000	159,922,351
Hoya Corp.	1,999,500	48,291,485
Ibiden Co. Ltd.	1,000,000	33,294,577
Inpex Corp.	4,549	34,811,076
Japan Tobacco, Inc.	29,838	86,413,823
JSR Corp.	4,000,000	72,127,681
Kao Corp.	1,300,000	29,473,628
Keyence Corp.	880,000	173,842,085
Konica Minolta Holdings, Inc.	1,500,000	16,409,470
Kubota Corp.	8,000,000	72,043,123
Common Stocks - continued
	Shares	Value
Japan - continued
Kyocera Corp.	813,700	$ 65,300,050
Mitsubishi Corp.	9,300,000	185,783,740
Mitsubishi UFJ Financial Group, Inc.	73,100,000	446,505,394
Mitsui & Co. Ltd.	13,450,000	168,746,958
Mitsui Fudosan Co. Ltd.	2,500,000	45,978,225
Murata Manufacturing Co. Ltd.	1,766,900	86,654,855
NGK Insulators Ltd.	4,111,000	93,204,680
Nikon Corp.	4,300,000	86,445,406
Nintendo Co. Ltd.	330,000	88,676,471
Nippon Telegraph & Telephone Corp.	1,600,000	66,058,141
Nitto Denko Corp.	2,570,100	82,853,872
Nomura Holdings, Inc.	23,295,400	204,136,129
NSK Ltd.	3,500,000	18,977,909
NTT DoCoMo, Inc.	30,000	43,332,169
Omron Corp.	4,001,300	64,876,800
ORIX Corp.	1,663,370	105,312,188
Promise Co. Ltd.	1,500,000	15,806,997
Rakuten, Inc.	110,000	70,690,200
Ricoh Co. Ltd.	5,500,000	72,201,669
ROHM Co. Ltd.	1,451,100	107,977,421
Sankyo Co. Ltd. (Gunma)	1,100,000	65,574,462
Seven & i Holdings Co., Ltd.	4,500,000	105,591,373
Sharp Corp.	5,894,000	65,599,639
Shin-Etsu Chemical Co., Ltd.	789,100	42,536,835
Sony Corp. sponsored ADR	2,000,000	55,920,000
Sony Financial Holdings, Inc.	38,379	118,329,501
Sumitomo Corp.	6,500,000	64,374,800
Sumitomo Metal Industries Ltd.	12,500,000	31,180,636
Sumitomo Mitsui Financial Group, Inc.	6,000,000	256,843,880
TDK Corp.	1,476,700	77,729,266
THK Co. Ltd.	5,000,000	82,126,623
Tokai Carbon Co. Ltd.	6,000,000	32,153,049
Tokyo Electron Ltd.	900,000	47,183,172
Toyota Motor Corp. sponsored ADR (c)	5,400,000	454,572,000
Yahoo! Japan Corp. (c)	299,774	98,382,650
TOTAL JAPAN		5,392,708,432
Korea (South) - 1.3%
Amorepacific Corp.	139,531	76,800,810
LG Household & Health Care Ltd.	200,000	36,067,714
Lotte Shopping Co. Ltd.	71,612	18,009,886
NHN Corp. (a)	1,000,000	145,988,367
Samsung Electronics Co. Ltd.	280,000	165,796,985
TOTAL KOREA (SOUTH)		442,663,762
Luxembourg - 0.5%
ArcelorMittal SA:
(Netherlands)	24,000	863,702

	Shares	Value
(NY Shares) Class A	1,750,000	$ 63,070,000
SES SA FDR (France) unit	5,630,000	111,214,823
TOTAL LUXEMBOURG		175,148,525
Malaysia - 0.1%
DiGi.com Bhd	6,500,000	40,965,224
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	2,513,600	108,109,936
Grupo Televisa SA de CV (CPO) sponsored ADR	3,500,000	63,315,000
TOTAL MEXICO		171,424,936
Netherlands - 0.9%
Akzo Nobel NV	755,800	41,466,966
Gemalto NV (a)	1,700,000	63,480,635
Koninklijke KPN NV (c)	8,671,900	130,332,251
Koninklijke Philips Electronics NV	72,000	1,639,013
Koninklijke Philips Electronics NV (NY Shares)	1,152,100	26,221,796
Royal DSM NV	1,367,700	48,888,806
TOTAL NETHERLANDS		312,029,467
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,890,200	154,625,700
Norway - 0.8%
DnB NOR ASA (a)	9,874,600	85,896,194
Pronova BioPharma ASA (a)(d)	15,500,000	48,279,911
Renewable Energy Corp. AS (a)(c)	2,500,000	19,842,791
Telenor ASA (a)	13,000,000	119,867,253
TOTAL NORWAY		273,886,149
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	66,000,000	152,892,367
South Africa - 0.8%
Aspen Pharmacare Holdings Ltd.	146,200	1,120,992
Impala Platinum Holdings Ltd.	7,000,000	169,578,608
MTN Group Ltd.	6,500,000	107,216,495
TOTAL SOUTH AFRICA		277,916,095
Spain - 4.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	2,641,935	43,433,411
Banco Santander SA	120,500	1,744,905
Banco Santander SA sponsored ADR	17,500,000	253,050,000
Enagas SA	5,000,649	98,889,553
Grupo Acciona SA	290,000	35,029,082
Grupo Ferrovial SA (c)	2,300,000	79,001,608
Iberdrola SA	14,570,200	125,012,389
Inditex SA	2,384,700	128,270,474
Red Electrica Corporacion SA	1,700,000	79,883,838
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	27,544,700	$ 685,283,498
Telvent GIT SA	100,000	2,390,000
TOTAL SPAIN		1,531,988,758
Sweden - 0.6%
Assa Abloy AB (B Shares)	2,499,600	41,214,662
H&M Hennes & Mauritz AB (B Shares)	1,500,000	89,162,619
Svenska Cellulosa AB (SCA) (B Shares)	2,867,000	36,844,772
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	4,700,000	45,684,000
TOTAL SWEDEN		212,906,053
Switzerland - 9.8%
Actelion Ltd. (Reg.) (a)	3,327,040	183,529,694
Alcon, Inc.	725,000	92,510,000
ARYZTA AG (a)	2,000,000	70,182,005
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,400	1,578,384
Credit Suisse Group (Reg.)	1,500,000	70,883,776
Julius Baer Holding Ltd.	900,000	42,867,169
Kuehne & Nagel International AG	1,200,000	99,939,176
Lonza Group AG	394,556	39,099,313
Nestle SA (Reg.)	20,132,621	828,552,539
Nobel Biocare Holding AG (Switzerland)	2,000,000	47,499,181
Novartis AG sponsored ADR	1,400,000	63,868,000
Roche Holding AG (participation certificate)	3,207,767	505,786,496
Schindler Holding AG (Reg.)	1,300,000	83,937,678
SGS Societe Generale de Surveillance Holding SA (Reg.)	96,400	113,841,576
Sonova Holding AG	2,100,000	185,210,312
Sulzer AG (Reg.)	885,300	58,404,202
Swiss Reinsurance Co. (Reg.)	20,400	782,670
Syngenta AG sponsored ADR	2,674,400	122,808,448
Tecan Group AG (d)	1,100,000	47,349,460
Transocean Ltd. (a)	1,813,800	144,541,722
UBS AG:
(For. Reg.) (a)	35,991	526,892
(NY Shares) (a)	13,091,900	192,974,606
Zurich Financial Services AG (Reg.)	1,495,271	293,835,128
TOTAL SWITZERLAND		3,290,508,427
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	118,820,483
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,039,998	84,178,779
TOTAL TAIWAN		202,999,262
United Kingdom - 17.8%
Aberdeen Asset Management PLC	11,000,000	22,880,236
AstraZeneca PLC (United Kingdom)	5,300,000	246,901,208

	Shares	Value
Barclays PLC	40,605,400	$ 206,426,573
Barratt Developments PLC (a)	4,100,000	13,596,992
Bellway PLC	2,450,000	30,085,130
BG Group PLC	9,000,900	150,227,657
BHP Billiton PLC	4,079,250	106,521,622
Bovis Homes Group PLC (d)	7,250,000	55,960,096
BP PLC sponsored ADR	4,003,300	200,325,132
British American Tobacco PLC:
(United Kingdom)	63,700	1,977,510
sponsored ADR	4,273,400	265,762,746
British Land Co. PLC	6,468,000	47,006,481
Cadbury PLC	4,000,000	39,495,348
Capita Group PLC	22,500,451	250,923,284
Carphone Warehouse Group PLC	11,829,408	35,475,288
easyJet PLC (a)(d)	28,500,000	143,916,185
Experian PLC	16,500,000	136,178,756
HSBC Holdings PLC:
(United Kingdom) (Reg.)	425,223	4,303,405
sponsored ADR (c)	12,041,000	610,478,700
Imperial Tobacco Group PLC	5,671,100	162,112,232
Inchcape PLC	121,790,000	55,955,502
Informa PLC (d)	37,800,000	151,408,022
International Power PLC	22,504,800	95,970,858
Johnson Matthey PLC	1,000,000	23,657,112
Kingfisher PLC	15,000,000	53,316,213
Man Group PLC	36,357,500	168,104,799
Misys PLC	15,000,355	45,423,231
National Grid PLC	6,319,500	58,966,366
NEXT PLC	1,500,000	42,728,152
Pearson PLC	7,000,000	81,104,131
Persimmon PLC	4,200,000	31,593,772
Prudential PLC	15,300,000	114,580,364
Reckitt Benckiser Group PLC	9,530,500	457,934,155
Redrow PLC (a)	4,650,000	14,877,166
Rio Tinto PLC:
(Reg.)	1,182,952	49,274,839
sponsored ADR (c)	1,000,000	167,580,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	156,000	4,097,091
Class A sponsored ADR	1,900,000	100,016,000
Class B ADR	2,150,000	112,939,500
Standard Chartered PLC (United Kingdom)	10,847,500	257,526,666
Taylor Wimpey PLC	22,104,431	14,402,650
Tesco PLC	46,500,000	285,501,744
Vodafone Group PLC	407,000	836,916
Vodafone Group PLC sponsored ADR	30,159,000	620,672,220
Wolseley PLC (a)	2,000,000	44,741,346
WPP PLC	10,000,000	77,137,660
Xstrata PLC	7,500,000	101,269,480
TOTAL UNITED KINGDOM		5,962,170,536
Common Stocks - continued
	Shares	Value
United States of America - 6.4%
Allergan, Inc.	2,960,500	$ 158,179,515
American Capital Ltd. (c)	1,937,926	6,995,913
AMETEK, Inc.	900,000	29,124,000
C.R. Bard, Inc.	900,000	66,213,000
CME Group, Inc.	204,100	56,909,203
Coach, Inc.	2,512,500	74,344,875
Cummins, Inc.	1,100,000	47,311,000
CVS Caremark Corp.	1,850,000	61,938,000
Danaher Corp.	450,000	27,558,000
Express Scripts, Inc. (a)	1,500,000	105,060,000
Freeport-McMoRan Copper & Gold, Inc.	500,000	30,150,000
Goldman Sachs Group, Inc.	1,113,100	181,769,230
Google, Inc. Class A (a)	306,800	135,927,740
Henry Schein, Inc. (a)	800,000	41,104,000
JPMorgan Chase & Co.	4,190,900	161,978,285
Medco Health Solutions, Inc. (a)	1,350,000	71,361,000
Morgan Stanley	5,771,900	164,499,150
Newmont Mining Corp.	1,000,000	41,350,000
Pfizer, Inc.	7,111,500	113,286,195
Philip Morris International, Inc.	4,000,000	186,400,000
PNC Financial Services Group, Inc.	992,600	36,388,716
State Street Corp.	700,000	35,210,000
Synthes, Inc.	640,757	72,011,337
Titanium Metals Corp. (c)	1,500,000	12,555,000
Visa, Inc. Class A	1,800,000	117,828,000
Wells Fargo & Co.	4,044,780	98,935,319
TOTAL UNITED STATES OF AMERICA		2,134,387,478
TOTAL COMMON STOCKS (Cost $31,182,799,370)		32,676,648,770
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	23,253,239

	Shares	Value
Italy - 0.2%
Fiat SpA (a)	2,199,000	$ 13,844,996
Intesa Sanpaolo SpA	22,000,000	62,083,890
TOTAL ITALY		75,928,886
TOTAL NONCONVERTIBLE PREFERRED STOCKS		99,182,125
TOTAL PREFERRED STOCKS (Cost $133,695,896)		99,182,127
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.37% (e)	713,315,615	713,315,615
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	903,447,867	903,447,867
TOTAL MONEY MARKET FUNDS (Cost $1,616,763,482)		1,616,763,482
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $32,933,258,748)	34,392,594,379
NET OTHER ASSETS - (2.5)%	(828,094,355)
NET ASSETS - 100%	$ 33,564,500,024
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $481,442 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 36,892,190	$ 2,746,800	$ -	$ -	$ 55,960,096
easyJet PLC	149,638,996	4,142,767	10,393,440	-	143,916,185
European Capital Ltd.	13,349,451	-	-	-	-
Flint Energy Services Ltd.	20,173,329	-	11,966,493	-	-
Informa PLC	91,463,882	25,683,318	-	1,607,720	151,408,022
Niko Resources Ltd.	194,858,186	-	110,125,793	242,848	177,887,873
Petrobank Energy & Resources Ltd.	89,650,025	13,088,112	-	-	166,585,139
Pronova BioPharma ASA	33,771,424	6,967,044	-	-	48,279,911
Tecan Group AG	49,374,624	-	-	730,945	47,349,460
Trican Well Service Ltd.	69,582,435	-	3,233,004	515,522	62,375,273
Total	$ 748,754,542	$ 52,628,041	$ 135,718,730	$ 3,097,035	$ 853,761,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,965,103
Fidelity Securities Lending Cash Central Fund	21,795,044
Total	$ 29,760,147
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,962,170,536	$ 5,375,312,425	$ 586,858,111	$ -
Japan	5,392,708,432	4,318,777,727	1,073,930,705	-
Switzerland	3,290,508,427	3,219,097,759	71,410,668	-
France	3,154,984,820	2,711,751,479	443,233,341	-
Germany	2,322,890,613	2,245,743,263	77,147,350	-
Unites States of America	2,134,387,478	2,134,387,478	-	-
Canada	1,910,776,463	1,910,295,021	-	481,442
Spain	1,531,988,758	844,960,355	687,028,403	-
Italy	969,476,528	968,359,636	1,116,892	-
Other	6,105,938,842	6,104,299,829	1,639,013	-
Money Market Funds	1,616,763,482	1,616,763,482	-	-
Total Investments in Securities:	$ 34,392,594,379	$ 31,449,748,454	$ 2,942,364,483	$ 481,442
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 16,942,832
Total Realized Gain (Loss)	(72,993,522)
Total Unrealized Gain (Loss)	69,036,260
Cost of Purchases	-
Proceeds of Sales	(12,504,128)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 481,442
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (750,210)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $33,068,108,526. Net unrealized appreciation aggregated $1,324,485,853, of which $5,641,060,660 related to appreciated investment securities and $4,316,574,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2009

1.804872.105

EMF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	1,583,111	$ 7,003,726
Austria - 0.4%
Erste Bank AG	363,100	12,673,778
Bermuda - 1.2%
Aquarius Platinum Ltd.:
(Australia) (c)	2,503,914	10,407,296
(United Kingdom)	731,222	3,176,297
Credicorp Ltd. (NY Shares)	175,500	11,705,850
Huabao International Holdings Ltd.	4,530,000	4,728,827
Ports Design Ltd.	4,269,500	11,007,260
TOTAL BERMUDA		41,025,530
Brazil - 13.5%
Banco ABC Brasil SA	1,113,800	4,709,476
Banco Bradesco SA:
(PN)	2,170,100	34,063,360
(PN) sponsored ADR	260,000	4,100,200
BM&F BOVESPA SA	3,037,700	19,600,165
Brasil Foods SA	289,800	6,367,524
Companhia de Saneamento de Minas Gerais (a)	19,364	264,517
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	8,650	123,522
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,102,300	28,218,880
Gerdau SA sponsored ADR	1,869,800	21,820,566
GVT Holding SA (a)	854,300	16,532,033
Localiza Rent A Car SA	1,080,400	8,684,887
MRV Engenharia e Participacoes SA	837,600	14,251,768
Net Servicos de Comunicacao SA sponsored ADR	1,399,566	14,219,591
OGX Petroleo e Gas Participacoes SA	28,800	18,366,560
PDG Realty S.A. Empreendimentos e Participacoes	641,200	9,106,002
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,296,900	55,549,055
(PN) sponsored ADR (non-vtg.)	1,877,400	63,268,380
sponsored ADR	368,900	15,213,436
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,097,500	16,890,525
Vale SA (PN-A) sponsored ADR	4,785,000	82,301,998
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	1,170,072	17,480,876
TOTAL BRAZIL		451,133,321
Canada - 1.5%
Addax Petroleum, Inc.	325,900	15,503,202
Eldorado Gold Corp. (a)	611,600	6,148,074
First Quantum Minerals Ltd.	170,500	11,355,061
Sherritt International Corp. (c)	900,900	5,126,019

	Shares	Value
Sino-Forest Corp. (a)	487,300	$ 6,649,009
Uranium One, Inc. (a)	2,288,200	6,116,876
TOTAL CANADA		50,898,241
Cayman Islands - 2.4%
Anta Sports Products Ltd.	5,376,000	8,060,688
China Dongxiang Group Co. Ltd.	17,981,000	13,665,825
China High Speed Transmission Equipment Group Co. Ltd.	4,180,000	10,474,474
China Shanshui Cement Group Ltd.	6,468,000	4,206,368
Eurasia Drilling Co. Ltd. GDR (Reg. S)	767,800	9,597,500
Geely Automobile Holdings Ltd.	31,180,000	7,604,044
Hidili Industry International Development Ltd. (a)	5,343,000	6,170,423
Integra Group Holdings unit (a)	3,460,000	7,266,000
Perfect World Co. Ltd. sponsored ADR Class B (a)	139,800	5,002,044
Want Want China Holdings Ltd.	8,447,400	5,035,838
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	321,600	4,267,632
TOTAL CAYMAN ISLANDS		81,350,836
China - 10.2%
China Construction Bank Corp. (H Shares)	72,660,000	58,597,909
China Merchants Bank Co. Ltd. (H Shares)	13,131,350	30,871,978
China National Materials Co. Ltd.	8,621,000	8,165,079
China Oilfield Services Ltd. (H Shares)	5,292,000	5,770,099
China Railway Construction Corp. Ltd. (H Shares)	5,805,500	9,259,015
China Shenhua Energy Co. Ltd. (H Shares)	6,755,500	27,589,124
China Yurun Food Group Ltd.	5,801,000	9,176,985
Golden Eagle Retail Group Ltd. (H Shares)	12,606,000	16,461,315
Industrial & Commercial Bank of China Ltd.	83,737,000	60,291,807
Maanshan Iron & Steel Co. Ltd. (H Shares)	9,054,000	7,044,733
NetEase.com, Inc. sponsored ADR (a)	160,100	7,054,006
PICC Property & Casualty Co. Ltd. (H Shares) (a)	13,580,000	10,601,367
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,742,500	33,224,385
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	159,600	7,912,968
Tencent Holdings Ltd.	1,754,400	23,679,199
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	10,337,676
ZTE Corp. (H Shares)	3,291,080	14,353,633
TOTAL CHINA		340,391,278
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	160,365	60,282
Common Stocks - continued
	Shares	Value
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	440,400	$ 23,687,029
Komercni Banka AS	109,200	18,646,427
TOTAL CZECH REPUBLIC		42,333,456
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	1,439,319	11,543,338
Hong Kong - 5.9%
China Mobile (Hong Kong) Ltd.	6,846,400	71,844,383
China Overseas Land & Investment Ltd.	7,838,000	19,337,479
China Resources Power Holdings Co. Ltd.	5,811,500	15,035,204
CNOOC Ltd.	27,880,000	37,096,001
CNPC (Hong Kong) Ltd.	15,576,000	15,777,286
Hong Kong Exchange & Clearing Ltd.	557,500	10,517,171
Shanghai Industrial Holdings Ltd. (H Shares)	3,141,000	17,022,523
Sino-Ocean Land Holdings Ltd.	9,831,500	10,504,051
TOTAL HONG KONG		197,134,098
Hungary - 0.8%
OTP Bank Ltd. (a)	1,225,200	26,228,987
India - 8.5%
Bank of Baroda	364,322	3,401,564
Bharat Heavy Electricals Ltd.	454,242	21,183,396
Bharti Airtel Ltd.	699,784	6,000,657
DLF Ltd.	1,430,003	11,846,674
Grasim Industries Ltd.	168,511	9,919,661
Housing Development and Infrastructure Ltd.	1,361,113	7,882,075
Housing Development Finance Corp. Ltd.	651,864	34,566,852
ICICI Bank Ltd.	1,562,101	24,774,775
Indiabulls Real Estate Ltd.	1,403,590	7,228,525
Infosys Technologies Ltd. sponsored ADR (c)	862,800	37,126,284
ITC Ltd.	1,500	7,816
Jain Irrigation Systems Ltd.	719,177	10,618,105
JSW Steel Ltd.	1,032,007	15,056,621
Mahindra & Mahindra Ltd.	825,694	14,831,415
Maruti Suzuki India Ltd.	338,125	10,000,228
Power Finance Corp. Ltd.	739,047	3,615,265
Reliance Industries Ltd. (a)	844,408	34,524,943
Rural Electrification Corp. Ltd.	1,132,196	4,798,664
Tata Power Co. Ltd.	570,489	15,523,384
Tata Steel Ltd.	1,305,142	12,617,510
TOTAL INDIA		285,524,414
Indonesia - 5.1%
PT Astra International Tbk	7,619,500	22,493,913
PT Bank Central Asia Tbk	53,756,500	20,446,494
PT Bank Mandiri Persero Tbk	25,856,500	10,876,700
PT Bank Rakyat Indonesia Tbk	32,362,500	23,803,227

	Shares	Value
PT Berlian Laju Tanker Tbk	16,962,000	$ 1,418,489
PT Berlian Laju Tanker Tbk rights 8/4/09 (a)	5,654,000	230,718
PT Bumi Resources Tbk	65,794,000	18,561,593
PT Indocement Tunggal Prakarsa Tbk	11,279,500	10,569,239
PT Indofood Sukses Makmur Tbk	38,202,500	8,756,773
PT International Nickel Indonesia Tbk (a)	10,670,500	4,623,003
PT Perusahaan Gas Negara Tbk Series B	63,459,600	22,378,774
PT Telkomunikasi Indonesia Tbk Series B	27,884,500	25,145,300
TOTAL INDONESIA		169,304,223
Ireland - 0.3%
Dragon Oil PLC (a)	1,778,360	9,968,061
Israel - 1.6%
Israel Chemicals Ltd.	1,333,684	15,115,554
Teva Pharmaceutical Industries Ltd. sponsored ADR	719,800	38,394,132
TOTAL ISRAEL		53,509,686
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit (a)	1,367,600	7,111,520
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	486,411	10,482,157
TOTAL KAZAKHSTAN		17,593,677
Korea (South) - 10.0%
Hana Financial Group, Inc.	1,041,180	29,803,954
Hyundai Engineering & Construction Co. Ltd.	204,485	10,586,324
Hyundai Heavy Industries Co. Ltd.	54,960	9,664,185
Hyundai Industrial Development & Construction Co.	426,770	15,165,743
Hyundai Mobis	267,095	28,288,867
Hyundai Motor Co.	375,024	27,021,845
KB Financial Group, Inc. (a)	151,980	6,600,259
Korea Exchange Bank	2,210,870	21,517,420
LG Electronics, Inc.	203,542	21,557,770
LG Innotek Co. Ltd.	32,759	3,295,458
MegaStudy Co. Ltd.	46,085	8,985,575
Mirae Asset Securities Co. Ltd.	101,301	6,470,604
NHN Corp. (a)	121,756	17,774,960
Samsung C&T Corp.	156,550	5,947,286
Samsung Electronics Co. Ltd.	114,902	68,037,161
Samsung Securities Co. Ltd.	107,818	6,772,243
Shinhan Financial Group Co. Ltd. (a)	1,082,520	36,581,033
Taewoong Co. Ltd.	132,838	9,538,869
TOTAL KOREA (SOUTH)		333,609,556
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	346,365	12,482,995
Evraz Group SA GDR	766,200	16,856,400
Ternium SA sponsored ADR (a)	325,700	6,644,280
TOTAL LUXEMBOURG		35,983,675
Common Stocks - continued
	Shares	Value
Malaysia - 0.0%
Parkson Holdings Bhd	10,410	$ 15,959
Public Bank Bhd	4,609	13,346
TOTAL MALAYSIA		29,305
Mexico - 2.5%
America Movil SAB de CV Series L sponsored ADR	1,520,800	65,409,608
Corporacion Geo SA de CV Series B (a)	3,835,200	8,156,633
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	469,000	3,479,980
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	278,500	7,772,935
TOTAL MEXICO		84,819,156
Netherlands - 0.3%
X5 Retail Group NV GDR (Reg. S) (a)	533,550	8,590,155
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	2,122,000	2,595,422
Papua New Guinea - 0.2%
Oil Search Ltd.	1,591,728	7,507,754
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	525,200	13,681,460
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	214,600	11,302,982
Poland - 0.3%
Bank Polska Kasa Opieki SA (a)	105,700	5,289,996
Globe Trade Centre SA (a)	405,700	3,625,745
TOTAL POLAND		8,915,741
Russia - 7.7%
Cherkizovo Group OJSC GDR (a)	322,100	1,948,705
Magnit OJSC GDR (Reg. S) (a)	931,200	9,125,760
Mechel Steel Group OAO sponsored ADR	658,800	7,035,984
Novorossiysk Commercial Sea Port JSC	13,641,400	2,182,624
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	81,000	1,044,900
OAO Gazprom	1,043,900	5,271,695
OAO Gazprom sponsored ADR	3,388,559	70,312,599
OAO NOVATEK GDR	200,100	8,626,311
OAO Tatneft sponsored ADR	685,300	17,063,970
OJSC MMC Norilsk Nickel sponsored ADR	2,196,466	22,030,554
OJSC Oil Company Rosneft GDR (Reg. S)	4,534,200	27,703,962
Polymetal JSC GDR (Reg. S) (a)	1,041,600	8,436,960
RusHydro OJSC GDR (a)	2,049,833	7,297,405
Sberbank (Savings Bank of the Russian Federation)	12,460,700	17,071,159
Sberbank (Savings Bank of the Russian Federation) GDR	50,533	9,795,014

	Shares	Value
Sistema JSFC sponsored GDR	654,421	$ 9,803,227
Uralkali JSC	1,542,600	5,553,360
Vimpel Communications sponsored ADR	2,053,500	27,742,785
TOTAL RUSSIA		258,046,974
Singapore - 0.7%
Singapore Exchange Ltd.	1,085,000	6,573,930
Straits Asia Resources Ltd.	5,927,000	8,771,894
Wilmar International Ltd.	2,129,000	8,860,971
TOTAL SINGAPORE		24,206,795
South Africa - 5.2%
African Bank Investments Ltd.	3,937,499	15,207,068
AngloGold Ashanti Ltd.	366,600	13,983,711
Aspen Pharmacare Holdings Ltd.	1,838,877	14,099,637
Aveng Ltd.	2,765,000	13,183,634
Clicks Group Ltd.	2,037,600	5,377,584
Illovo Sugar Ltd.	2,017,789	7,982,748
JD Group Ltd.	2,175,325	13,315,456
Mr. Price Group Ltd.	2,879,745	11,329,718
MTN Group Ltd.	3,091,100	50,987,216
Mvelaphanda Resources Ltd. (a)	1,616,390	8,109,029
Raubex Group Ltd.	2,801,136	8,970,133
Shoprite Holdings Ltd.	1,456,535	10,698,775
TOTAL SOUTH AFRICA		173,244,709
Taiwan - 7.9%
Advanced Semiconductor Engineering, Inc.	4,432,000	3,133,710
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	2,894,400	10,188,288
Asia Cement Corp.	12,057,000	12,898,528
EVA Airways Corp. (a)	15,383,000	4,449,396
Farglory Land Development Co. Ltd.	2,117,000	5,013,438
First Financial Holding Co. Ltd.	21,791,077	13,416,024
Fubon Financial Holding Co. Ltd.	14,090,000	14,450,732
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,003,447	44,784,807
HTC Corp.	1,706,300	23,272,455
Hung Poo Real Estate Development Co. Ltd.	1,552,000	1,986,711
Macronix International Co. Ltd.	15,479,000	8,090,974
MediaTek, Inc.	2,011,868	28,911,788
Polaris Securities Co. Ltd.	9,130,000	5,064,493
Siliconware Precision Industries Co. Ltd.	9,369,633	12,593,746
Taiwan Semiconductor Manufacturing Co. Ltd.	14,285,447	25,645,012
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,826,314	19,121,508
Wistron Corp.	9,447,000	18,830,655
Yuanta Financial Holding Co. Ltd.	14,893,000	10,712,429
TOTAL TAIWAN		262,564,694
Thailand - 0.8%
Central Pattana PCL (For. Reg.)	4,976,300	2,705,306
Common Stocks - continued
	Shares	Value
Thailand - continued
National Finance PCL (For. Reg.)	3,639,200	$ 1,475,785
Siam Commercial Bank PCL (For. Reg.)	8,836,300	20,058,894
Thai Airways International PCL (For. Reg.) (a)	6,441,300	2,574,249
Total Access Communication PCL (For. Reg.)	105,200	102,789
TOTAL THAILAND		26,917,023
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	1,225,665	13,163,964
Enka Insaat ve Sanayi AS	2,740,444	9,314,268
Tofas Turk Otomobil Fabrikasi AS	4,256,824	8,912,391
Turk Hava Yollari AO	6,304,000	9,941,731
Turkiye Garanti Bankasi AS (a)	8,815,895	31,162,160
Turkiye Halk Bankasi	2,087,000	11,136,530
Turkiye Is Bankasi AS Series C	3,929,939	13,624,287
TOTAL TURKEY		97,255,331
United Arab Emirates - 0.1%
DP World Ltd.	10,987,034	3,955,332
United Kingdom - 1.6%
Hikma Pharmaceuticals PLC	1,102,161	8,005,401
Max Petroleum PLC (a)	12,479,900	5,421,044
Randgold Resources Ltd. sponsored ADR	166,600	10,349,192
Standard Chartered PLC (United Kingdom)	448,100	10,638,184
Tullow Oil PLC	290,700	4,800,873
Xstrata PLC	923,700	12,472,349
TOTAL UNITED KINGDOM		51,687,043
United States of America - 1.3%
AsiaInfo Holdings, Inc. (a)	80,500	1,551,235
Central European Distribution Corp. (a)	467,530	13,422,786
CTC Media, Inc. (a)	1,051,417	12,995,514
Freeport-McMoRan Copper & Gold, Inc.	264,300	15,937,290
TOTAL UNITED STATES OF AMERICA		43,906,825
TOTAL COMMON STOCKS (Cost $2,534,358,647)		3,246,496,864
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.37% (d)	83,599,496	83,599,496
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	32,989,875	32,989,875
TOTAL MONEY MARKET FUNDS (Cost $116,589,371)		116,589,371
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $4,078,000)	$ 4,078,065	$ 4,078,000
TOTAL INVESTMENT PORTFOLIO - 100.08% (Cost $2,655,026,018)	3,367,164,235
NET OTHER ASSETS - (0.8)%	(25,699,145)
NET ASSETS - 100%	$ 3,341,465,090
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,078,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 1,977,751
Banc of America Securities LLC	727,964
Barclays Capital, Inc.	1,051,995
Deutsche Bank Securities, Inc.	320,290
$ 4,078,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 334,945
Fidelity Securities Lending Cash Central Fund	692,372
Total	$ 1,027,317
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 451,133,321	$ 450,868,804	$ 264,517	$ -
China	340,391,278	340,391,278	-	-
Korea (South)	333,609,556	297,028,523	36,581,033	-
India	285,524,414	272,203,189	13,321,225	-
Taiwan	262,564,694	259,430,984	3,133,710	-
Russia	258,046,974	258,046,974	-	-
Hong Kong	197,134,098	88,193,714	108,940,384	-
South Africa	173,244,709	173,244,709	-	-
Indonesia	169,304,223	169,073,505	230,718	-
Cyprus	60,282	-	-	60,282
Other	775,483,315	775,483,315	-	-
Cash Equivalents	4,078,000	-	4,078,000	-
Money Market Funds	116,589,371	116,589,371	-	-
Total Investments in Securities:	$ 3,367,164,235	$ 3,200,554,366	$ 166,549,587	$ 60,282
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,123,191
Total Realized Gain (Loss)	(8,756,108)
Total Unrealized Gain (Loss)	17,256,081
Cost of Purchases	1,069,424
Proceeds of Sales	(1,314,474)
Amortization/Accretion	-
Transfer in/out of Level 3	(18,317,832)
Ending Balance	$ 60,282
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 4,240,324

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,712,978,304. Net unrealized appreciation aggregated $654,185,931, of which $821,538,813 related to appreciated investment securities and $167,352,882 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2009

1.861977.101

EME-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
Canada - 0.3%
TransGlobe Energy Corp. (a)	102,300	$ 322,848
Cayman Islands - 0.5%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	44,700	558,750
Czech Republic - 4.7%
Ceske Energeticke Zavody AS	68,150	3,665,465
Telefonica O2 Czech Republic AS	57,013	1,540,540
TOTAL CZECH REPUBLIC		5,206,005
Egypt - 4.1%
EFG-Hermes Holding SAE	118,900	541,994
Egyptian Co. for Mobile Services (MobiNil)	67,988	2,622,342
Orascom Construction Industries SAE	18,980	728,650
Telecom Egypt SAE	204,700	651,955
TOTAL EGYPT		4,544,941
Israel - 12.2%
Bezeq Israeli Telecommunication Corp. Ltd.	660,700	1,309,558
Cellcom Israel Ltd.	11,100	311,877
Mizrahi Tefahot Bank Ltd. (a)	122,700	895,833
Partner Communications Co. Ltd.	17,065	325,917
Shufersal Ltd.	140,000	553,506
Teva Pharmaceutical Industries Ltd.	154,500	8,225,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,100	1,818,894
TOTAL ISRAEL		13,441,468
Kenya - 1.5%
British American Tobacco Kenya Ltd.	129,300	300,070
East African Breweries Ltd.	450,705	881,431
Safaricom Ltd.	9,450,000	462,027
TOTAL KENYA		1,643,528
Kuwait - 0.2%
Mobile Telecommunication Co. (a)	50,000	219,226
Nigeria - 2.8%
Guaranty Trust Bank PLC (Reg. S) unit	390,971	1,990,042
Nigerian Breweries PLC	1,620,745	542,487
Zenith Bank PLC	5,618,393	522,974
TOTAL NIGERIA		3,055,503
Oman - 0.3%
BankMuscat SAOG	197,671	374,194
Common Stocks - continued
	Shares	Value
Qatar - 1.0%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	77,289	$ 515,819
Qatar National Bank SAQ	17,645	622,728
TOTAL QATAR		1,138,547
Russia - 21.0%
Comstar United TeleSystems OJSC GDR (Reg. S)	279,500	1,397,500
Lukoil Oil Co. (a)	7,300	365,730
Lukoil Oil Co. sponsored ADR	106,495	5,324,750
OAO Gazprom	1,937,900	9,786,398
OAO NOVATEK	52,700	206,584
OAO NOVATEK GDR	14,600	629,406
Polymetal JSC (a)	16,300	131,215
Polymetal JSC GDR (Reg. S) (a)	221,750	1,796,175
Polyus Gold OJSC ADR	12,500	268,750
Sberbank (Savings Bank of the Russian Federation)	2,139,400	2,930,978
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	3,600	245,376
TOTAL RUSSIA		23,082,862
South Africa - 38.9%
Africa Cellular Towers Ltd. (a)	4,639,900	669,676
African Dawn Capital Ltd. (a)	600,000	115,979
African Rainbow Minerals Ltd.	50,500	855,572
AngloGold Ashanti Ltd.	44,700	1,705,052
Aspen Pharmacare Holdings Ltd.	115,500	885,599
Austro Group Ltd.	411,000	26,482
Aveng Ltd.	260,400	1,241,598
Bell Equipment Ltd. (a)	215,094	221,746
Buildworks Group Ltd. (a)	1,400,600	81,220
Cashbuild Ltd.	45,200	401,907
Clicks Group Ltd.	536,380	1,415,601
DRDGOLD Ltd.	1,956,654	1,412,018
Exxaro Resources Ltd.	167,100	1,765,747
FirstRand Ltd.	568,700	1,111,750
Gold Fields Ltd.	138,600	1,664,256
Harmony Gold Mining Co. Ltd. (a)	336,600	3,100,480
Illovo Sugar Ltd.	193,300	764,731
Kumba Iron Ore Ltd.	17,400	464,149
Mr. Price Group Ltd.	129,600	509,882
MTN Group Ltd.	571,850	9,432,577
Murray & Roberts Holdings Ltd.	176,600	1,079,854
Paracon Holdings Ltd.	2,528,328	446,367
Raubex Group Ltd.	984,900	3,153,965
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	289,200	$ 737,162
Sasol Ltd.	165,800	5,939,742
Shoprite Holdings Ltd.	345,500	2,537,822
Wilson Bayly Holmes-Ovcon Ltd.	18,400	267,938
Woolworths Holdings Ltd.	371,351	745,095
TOTAL SOUTH AFRICA		42,753,967
Turkey - 1.6%
Bim Birlesik Magazalar AS JSC	44,000	1,734,756
United Arab Emirates - 1.1%
Dubai Financial Market PJSC	1,941,594	909,214
National Bank of Abu Dhabi PJSC (a)	71,982	271,427
TOTAL UNITED ARAB EMIRATES		1,180,641
United Kingdom - 0.4%
Coffeeheaven International PLC (a)	353,700	115,231
Randgold Resources Ltd. sponsored ADR	5,800	360,296
TOTAL UNITED KINGDOM		475,527
Zambia - 0.5%
Celtel Zambia Ltd.	2,995,780	322,899
Zambeef Products PLC	207,000	164,443
TOTAL ZAMBIA		487,342
TOTAL COMMON STOCKS (Cost $108,878,694)		100,220,105
Investment Companies - 1.3%

Canada - 1.3%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $1,393,741)	91,900	1,492,783
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.37% (b) (Cost $8,476,396)	8,476,396	8,476,396
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $118,748,831)		110,189,284
NET OTHER ASSETS - (0.1)%		(131,542)
NET ASSETS - 100%		$ 110,057,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,329
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 42,753,967	$ 37,989,231	$ 4,764,736	$ -
Russia	23,082,862	23,082,862	-	-
Israel	13,441,468	13,441,468	-	-
Czech Republic	5,206,005	5,206,005	-	-
Egypt	4,544,941	4,544,941	-	-
Nigeria	3,055,503	3,055,503	-	-
Canada	1,815,631	1,815,631	-	-
Turkey	1,734,756	1,734,756	-	-
Kenya	1,643,528	1,643,528	-	-
Other	4,434,227	4,434,227	-	-
Money Market Funds	8,476,396	8,476,396	-	-
Total Investments in Securities:	$ 110,189,284	$ 105,424,548	$ 4,764,736	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $119,680,432. Net unrealized depreciation aggregated $9,491,148, of which $10,149,865 related to appreciated investment securities and $19,641,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.861995.101

AEME-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
Canada - 0.3%
TransGlobe Energy Corp. (a)	102,300	$ 322,848
Cayman Islands - 0.5%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	44,700	558,750
Czech Republic - 4.7%
Ceske Energeticke Zavody AS	68,150	3,665,465
Telefonica O2 Czech Republic AS	57,013	1,540,540
TOTAL CZECH REPUBLIC		5,206,005
Egypt - 4.1%
EFG-Hermes Holding SAE	118,900	541,994
Egyptian Co. for Mobile Services (MobiNil)	67,988	2,622,342
Orascom Construction Industries SAE	18,980	728,650
Telecom Egypt SAE	204,700	651,955
TOTAL EGYPT		4,544,941
Israel - 12.2%
Bezeq Israeli Telecommunication Corp. Ltd.	660,700	1,309,558
Cellcom Israel Ltd.	11,100	311,877
Mizrahi Tefahot Bank Ltd. (a)	122,700	895,833
Partner Communications Co. Ltd.	17,065	325,917
Shufersal Ltd.	140,000	553,506
Teva Pharmaceutical Industries Ltd.	154,500	8,225,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,100	1,818,894
TOTAL ISRAEL		13,441,468
Kenya - 1.5%
British American Tobacco Kenya Ltd.	129,300	300,070
East African Breweries Ltd.	450,705	881,431
Safaricom Ltd.	9,450,000	462,027
TOTAL KENYA		1,643,528
Kuwait - 0.2%
Mobile Telecommunication Co. (a)	50,000	219,226
Nigeria - 2.8%
Guaranty Trust Bank PLC (Reg. S) unit	390,971	1,990,042
Nigerian Breweries PLC	1,620,745	542,487
Zenith Bank PLC	5,618,393	522,974
TOTAL NIGERIA		3,055,503
Oman - 0.3%
BankMuscat SAOG	197,671	374,194
Common Stocks - continued
	Shares	Value
Qatar - 1.0%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	77,289	$ 515,819
Qatar National Bank SAQ	17,645	622,728
TOTAL QATAR		1,138,547
Russia - 21.0%
Comstar United TeleSystems OJSC GDR (Reg. S)	279,500	1,397,500
Lukoil Oil Co. (a)	7,300	365,730
Lukoil Oil Co. sponsored ADR	106,495	5,324,750
OAO Gazprom	1,937,900	9,786,398
OAO NOVATEK	52,700	206,584
OAO NOVATEK GDR	14,600	629,406
Polymetal JSC (a)	16,300	131,215
Polymetal JSC GDR (Reg. S) (a)	221,750	1,796,175
Polyus Gold OJSC ADR	12,500	268,750
Sberbank (Savings Bank of the Russian Federation)	2,139,400	2,930,978
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	3,600	245,376
TOTAL RUSSIA		23,082,862
South Africa - 38.9%
Africa Cellular Towers Ltd. (a)	4,639,900	669,676
African Dawn Capital Ltd. (a)	600,000	115,979
African Rainbow Minerals Ltd.	50,500	855,572
AngloGold Ashanti Ltd.	44,700	1,705,052
Aspen Pharmacare Holdings Ltd.	115,500	885,599
Austro Group Ltd.	411,000	26,482
Aveng Ltd.	260,400	1,241,598
Bell Equipment Ltd. (a)	215,094	221,746
Buildworks Group Ltd. (a)	1,400,600	81,220
Cashbuild Ltd.	45,200	401,907
Clicks Group Ltd.	536,380	1,415,601
DRDGOLD Ltd.	1,956,654	1,412,018
Exxaro Resources Ltd.	167,100	1,765,747
FirstRand Ltd.	568,700	1,111,750
Gold Fields Ltd.	138,600	1,664,256
Harmony Gold Mining Co. Ltd. (a)	336,600	3,100,480
Illovo Sugar Ltd.	193,300	764,731
Kumba Iron Ore Ltd.	17,400	464,149
Mr. Price Group Ltd.	129,600	509,882
MTN Group Ltd.	571,850	9,432,577
Murray & Roberts Holdings Ltd.	176,600	1,079,854
Paracon Holdings Ltd.	2,528,328	446,367
Raubex Group Ltd.	984,900	3,153,965
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	289,200	$ 737,162
Sasol Ltd.	165,800	5,939,742
Shoprite Holdings Ltd.	345,500	2,537,822
Wilson Bayly Holmes-Ovcon Ltd.	18,400	267,938
Woolworths Holdings Ltd.	371,351	745,095
TOTAL SOUTH AFRICA		42,753,967
Turkey - 1.6%
Bim Birlesik Magazalar AS JSC	44,000	1,734,756
United Arab Emirates - 1.1%
Dubai Financial Market PJSC	1,941,594	909,214
National Bank of Abu Dhabi PJSC (a)	71,982	271,427
TOTAL UNITED ARAB EMIRATES		1,180,641
United Kingdom - 0.4%
Coffeeheaven International PLC (a)	353,700	115,231
Randgold Resources Ltd. sponsored ADR	5,800	360,296
TOTAL UNITED KINGDOM		475,527
Zambia - 0.5%
Celtel Zambia Ltd.	2,995,780	322,899
Zambeef Products PLC	207,000	164,443
TOTAL ZAMBIA		487,342
TOTAL COMMON STOCKS (Cost $108,878,694)		100,220,105
Investment Companies - 1.3%

Canada - 1.3%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $1,393,741)	91,900	1,492,783
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.37% (b) (Cost $8,476,396)	8,476,396	8,476,396
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $118,748,831)		110,189,284
NET OTHER ASSETS - (0.1)%		(131,542)
NET ASSETS - 100%		$ 110,057,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,329
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 42,753,967	$ 37,989,231	$ 4,764,736	$ -
Russia	23,082,862	23,082,862	-	-
Israel	13,441,468	13,441,468	-	-
Czech Republic	5,206,005	5,206,005	-	-
Egypt	4,544,941	4,544,941	-	-
Nigeria	3,055,503	3,055,503	-	-
Canada	1,815,631	1,815,631	-	-
Turkey	1,734,756	1,734,756	-	-
Kenya	1,643,528	1,643,528	-	-
Other	4,434,227	4,434,227	-	-
Money Market Funds	8,476,396	8,476,396	-	-
Total Investments in Securities:	$ 110,189,284	$ 105,424,548	$ 4,764,736	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $119,680,432. Net unrealized depreciation aggregated $9,491,148, of which $10,149,865 related to appreciated investment securities and $19,641,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund -
Europe Fund
Class F

July 31, 2009

1.804873.105

EUR-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.1%
Billabong International Ltd.	234,869	$ 1,807,073
Belgium - 2.1%
Anheuser-Busch InBev SA NV	775,790	30,865,468
Fortis (a)	1,736,900	6,758,161
Gimv NV	101,800	5,099,929
Umicore SA	536,100	13,997,882
TOTAL BELGIUM		56,721,440
Bermuda - 0.9%
Seadrill Ltd.	408,700	6,558,449
Signet Jewelers Ltd. (United Kingdom)	735,669	16,395,956
TOTAL BERMUDA		22,954,405
Brazil - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	418,400	14,100,080
Canada - 0.6%
Petrobank Energy & Resources Ltd. (a)	254,600	7,746,589
Suncor Energy, Inc.	252,700	8,171,966
TOTAL CANADA		15,918,555
Cayman Islands - 0.6%
China Dongxiang Group Co. Ltd.	20,201,000	15,353,057
Denmark - 2.4%
Carlsberg AS Series B	91,300	6,334,332
Danske Bank AS (a)	920,661	19,162,450
Genmab AS (a)	269,200	10,768,206
Novo Nordisk AS Series B	475,300	27,972,736
TOTAL DENMARK		64,237,724
Finland - 1.2%
Nokia Corp.	1,670,953	22,467,654
Nokian Tyres PLC	462,661	9,772,421
TOTAL FINLAND		32,240,075
France - 14.3%
Accor SA	19,815	845,828
AXA SA	1,067,200	22,526,060
BNP Paribas SA	656,603	47,867,368
Bouygues SA	367,600	15,657,406
Danone	538,793	28,908,150
Essilor International SA	258,000	14,304,094
GDF Suez	448,714	17,142,592
L'Oreal SA	214,300	18,573,264
PPR SA	236,600	26,366,775
Renault SA (a)	370,500	15,799,409
Sanofi-Aventis	598,300	39,143,794
Schneider Electric SA	266,300	24,192,139
Societe Generale Series A	223,649	14,359,946
Technip SA	129,500	7,829,454
Television Francaise 1 SA	353,656	5,479,004

	Shares	Value
Total SA:
Series B	733,200	$ 40,662,357
sponsored ADR	327,700	18,236,505
Unibail-Rodamco (c)	77,700	13,576,960
Vallourec SA (c)	60,415	7,947,628
TOTAL FRANCE		379,418,733
Germany - 9.3%
Bayerische Motoren Werke AG (BMW)	551,800	25,504,669
Deutsche Bank AG	159,638	10,360,365
Deutsche Boerse AG	292,700	23,194,690
Deutsche Post AG	526,900	8,339,458
Deutsche Telekom AG (Reg.)	2,066,340	26,428,353
E.ON AG	1,142,900	43,264,068
Fresenius Medical Care AG & Co. KGaA	163,800	7,521,951
MAN AG	132,000	9,124,451
Munich Re Group (Reg.)	171,200	25,886,257
Salzgitter AG	60,000	6,084,392
SAP AG	502,388	23,737,634
Siemens AG (Reg.)	482,000	38,308,773
TOTAL GERMANY		247,755,061
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	723,900	10,409,682
Esprit Holdings Ltd.	1,079,400	7,799,686
TOTAL HONG KONG		18,209,368
Ireland - 1.0%
Allied Irish Banks PLC	41,900	104,315
CRH PLC	831,240	19,844,141
Ryanair Holdings PLC sponsored ADR (a)	184,900	5,234,519
TOTAL IRELAND		25,182,975
Italy - 3.2%
ENI SpA	1,047,096	24,466,385
Fiat SpA (a)	1,791,800	19,868,276
Intesa Sanpaolo SpA	8,441,700	31,432,380
UniCredit SpA	3,193,281	9,352,765
TOTAL ITALY		85,119,806
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	429,300	15,449,461
Netherlands - 2.4%
Akzo Nobel NV	296,200	16,251,013
ASML Holding NV (Netherlands)	443,200	11,572,939
Koninklijke Ahold NV	366,186	4,164,293
Koninklijke KPN NV	1,376,649	20,690,018
Koninklijke Philips Electronics NV	478,900	10,901,711
TOTAL NETHERLANDS		63,579,974
Netherlands Antilles - 0.4%
Schlumberger Ltd.	178,800	9,565,800
Common Stocks - continued
	Shares	Value
Norway - 1.1%
DnB Nor ASA (a)	2,050,900	$ 17,840,166
Pronova BioPharma ASA (a)	1,150,000	3,582,058
Telenor ASA (a)	942,400	8,689,454
TOTAL NORWAY		30,111,678
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	3,953,297	9,158,014
South Africa - 0.6%
MTN Group Ltd.	1,001,300	16,516,289
Spain - 6.9%
Banco Bilbao Vizcaya Argentaria SA	1,649,297	27,001,193
Banco Santander SA	3,161,757	45,783,949
Iberdrola SA	3,090,900	26,519,938
Inditex SA	273,800	14,727,410
Telefonica SA	2,724,100	67,772,776
TOTAL SPAIN		181,805,266
Sweden - 1.7%
H&M Hennes & Mauritz AB (B Shares)	468,653	27,857,553
Lundin Petroleum AB (a)	1,130,800	10,012,002
Telefonaktiebolaget LM Ericsson (B Shares)	764,000	7,520,488
TOTAL SWEDEN		45,390,043
Switzerland - 10.5%
Actelion Ltd. (Reg.) (a)	254,270	14,026,310
Credit Suisse Group (Reg.)	763,440	36,077,007
Nestle SA (Reg.)	1,947,922	80,166,200
Nobel Biocare Holding AG (Switzerland)	405,879	9,639,460
Novartis AG (Reg.)	458,226	20,936,114
Roche Holding AG (participation certificate)	354,395	55,879,434
Schindler Holding AG (participation certificate)	165,733	10,700,956
Sonova Holding AG	128,251	11,311,147
UBS AG (NY Shares) (a)	983,500	14,496,790
Zurich Financial Services AG (Reg.)	131,738	25,887,784
TOTAL SWITZERLAND		279,121,202
United Kingdom - 32.7%
Aberdeen Asset Management PLC	5,100,900	10,609,982
Aegis Group PLC	2,824,349	3,892,878
Anglo American PLC (United Kingdom)	917,100	29,571,440
AstraZeneca PLC (United Kingdom)	796,900	37,123,693
Barclays PLC	7,553,400	38,399,387
Barratt Developments PLC (a)	1,016,100	3,369,733
Bellway PLC	856,600	10,518,744
BG Group PLC	2,684,900	44,811,767
Bovis Homes Group PLC	1,413,700	10,911,833
BP PLC	6,554,700	54,364,199
British Land Co. PLC	1,764,900	12,826,490

	Shares	Value
British Sky Broadcasting Group PLC (BSkyB)	1,200,900	$ 10,954,636
Burberry Group PLC	2,075,800	15,952,980
Cairn Energy PLC (a)	304,900	12,205,138
Capita Group PLC	784,274	8,746,163
Carphone Warehouse Group PLC	3,672,700	11,014,084
Debenhams PLC	3,732,350	5,534,128
easyJet PLC (a)	377,000	1,903,733
Experian PLC	2,578,100	21,277,724
HSBC Holdings PLC (United Kingdom) (Reg.)	8,551,545	86,544,616
Icap PLC	1,012,900	7,682,824
Imperial Tobacco Group PLC	681,100	19,469,704
InterContinental Hotel Group PLC	983,100	11,152,338
ITV PLC	12,797,700	8,605,900
Kesa Electricals PLC	5,762,100	12,538,829
Mothercare PLC	1,030,761	9,127,090
NEXT PLC	336,900	9,596,743
Persimmon PLC	2,637,300	19,838,632
Prudential PLC	3,205,900	24,008,705
Reckitt Benckiser Group PLC	536,639	25,785,145
Redrow PLC (a)(c)	3,412,900	10,919,200
Rio Tinto PLC (Reg.)	1,308,451	54,502,391
Royal Dutch Shell PLC Class A (Netherlands)	1,782,300	46,680,058
Segro PLC	1,646,410	7,591,814
Standard Chartered PLC (United Kingdom)	1,723,786	40,923,795
Taylor Wimpey PLC	6,277,500	4,090,249
The Game Group PLC	2,554,100	6,272,688
Tomkins PLC	3,840,100	11,355,709
Vodafone Group PLC	27,547,900	56,646,863
Wolseley PLC (a)	953,668	21,334,195
Xstrata PLC	2,151,700	29,053,539
TOTAL UNITED KINGDOM		867,709,759
United States of America - 3.9%
Allergan, Inc.	108,100	5,775,783
Autoliv, Inc.	154,200	5,521,902
BorgWarner, Inc.	212,500	7,052,875
CME Group, Inc.	42,500	11,850,275
CVS Caremark Corp.	228,200	7,640,136
Goldman Sachs Group, Inc.	50,600	8,262,980
Morgan Stanley	432,300	12,320,550
Pfizer, Inc.	809,700	12,898,521
State Street Corp.	180,300	9,069,090
Virgin Media, Inc.	903,900	9,445,756
Wells Fargo & Co.	559,500	13,685,370
TOTAL UNITED STATES OF AMERICA		103,523,238
TOTAL COMMON STOCKS (Cost $2,225,662,195)		2,600,949,076
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares) (Cost $1,613,145)	1,454,050	$ 1,638,220
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.37% (d)	35,512,078	35,512,078
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	1,910,974	1,910,974
TOTAL MONEY MARKET FUNDS (Cost $37,423,052)		37,423,052
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,264,698,392)	2,640,010,348
NET OTHER ASSETS - 0.5%	14,179,981
NET ASSETS - 100%	$ 2,654,190,329
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 437,922
Fidelity Securities Lending Cash Central Fund	2,991,964
Total	$ 3,429,886
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 867,709,759	$ 493,448,552	$ 374,261,207	$ -
France	379,418,733	277,086,522	102,332,211	-
Switzerland	279,121,202	222,108,081	57,013,121	-
Germany	247,755,061	148,919,936	98,835,125	-
Spain	181,805,266	41,247,348	140,557,918	-
United States of America	103,523,238	103,523,238	-	-
Italy	86,758,026	62,291,641	24,466,385	-
Denmark	64,237,724	64,237,724	-	-
Netherlands	63,579,974	41,105,324	22,474,650	-
Other	328,678,313	298,585,856	30,092,457	-
Money Market Funds	37,423,052	37,423,052	-	-
Total Investments in Securities:	$ 2,640,010,348	$ 1,789,977,274	$ 850,033,074	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,306,488,352. Net unrealized appreciation aggregated $333,521,996, of which $524,524,099 related to appreciated investment securities and $191,002,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2009

1.804821.105

ECA-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.1%
Billabong International Ltd.	41,437	$ 318,815
Belgium - 2.2%
Anheuser-Busch InBev SA NV	147,748	5,878,280
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	443
Fortis (a)	382,700	1,489,060
Gimv NV	18,000	901,756
Umicore SA	102,700	2,681,557
TOTAL BELGIUM		10,951,096
Bermuda - 0.8%
Seadrill Ltd.	75,600	1,213,161
Signet Jewelers Ltd. (United Kingdom)	137,396	3,062,164
TOTAL BERMUDA		4,275,325
Brazil - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	80,500	2,712,850
Canada - 0.6%
Petrobank Energy & Resources Ltd. (a)	50,100	1,524,368
Suncor Energy, Inc.	47,400	1,532,850
TOTAL CANADA		3,057,218
Cayman Islands - 0.5%
China Dongxiang Group Co. Ltd.	3,564,000	2,708,692
Denmark - 2.3%
Carlsberg AS Series B	16,800	1,165,573
Danske Bank AS (a)	172,586	3,592,170
Genmab AS (a)	49,000	1,960,038
Novo Nordisk AS Series B	86,500	5,090,767
TOTAL DENMARK		11,808,548
Finland - 1.2%
Nokia Corp.	187,820	2,525,430
Nokia Corp. sponsored ADR	117,150	1,562,781
Nokian Tyres PLC	82,938	1,751,833
TOTAL FINLAND		5,840,044
France - 14.1%
Accor SA	3,478	148,463
AXA SA	190,600	4,023,114
BNP Paribas SA	117,157	8,540,925
Bouygues SA	71,000	3,024,145
Danone	100,324	5,382,737
Essilor International SA	51,600	2,860,819
GDF Suez	80,725	3,084,004
L'Oreal SA	39,900	3,458,111
PPR SA	45,500	5,070,534
Renault SA (a)	65,700	2,801,677
Sanofi-Aventis	109,700	7,177,125
Schneider Electric SA	48,500	4,406,004
Societe Generale Series A	41,007	2,632,957

	Shares	Value
Technip SA	24,600	$ 1,487,294
Television Francaise 1 SA	67,100	1,039,545
Total SA sponsored ADR (c)	202,300	11,257,995
Unibail-Rodamco	15,700	2,743,350
Vallourec SA	11,023	1,450,082
TOTAL FRANCE		70,588,881
Germany - 9.4%
Bayerische Motoren Werke AG (BMW)	103,400	4,779,237
Deutsche Bank AG	30,111	1,954,177
Deutsche Boerse AG	51,500	4,081,061
Deutsche Post AG	100,600	1,592,237
Deutsche Telekom AG (Reg.)	391,979	5,013,386
E.ON AG	223,200	8,449,156
Fresenius Medical Care AG & Co. KGaA	31,800	1,460,305
MAN AG	24,400	1,686,641
Munich Re Group (Reg.)	31,600	4,778,071
Salzgitter AG	10,400	1,054,628
SAP AG	88,800	4,195,765
SAP AG sponsored ADR	5,300	250,425
Siemens AG (Reg.)	98,200	7,804,816
TOTAL GERMANY		47,099,905
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	149,600	2,151,248
Esprit Holdings Ltd.	206,100	1,489,268
TOTAL HONG KONG		3,640,516
Ireland - 1.0%
Allied Irish Banks PLC	7,700	19,170
CRH PLC	170,635	4,073,559
Ryanair Holdings PLC sponsored ADR (a)	39,700	1,123,907
TOTAL IRELAND		5,216,636
Italy - 3.2%
ENI SpA sponsored ADR	100,200	4,667,316
Fiat SpA (a)	335,800	3,723,500
Intesa Sanpaolo SpA	1,585,300	5,902,810
UniCredit SpA	589,303	1,726,003
TOTAL ITALY		16,019,629
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	84,400	3,037,350
Netherlands - 2.4%
Akzo Nobel NV	57,000	3,127,305
ASML Holding NV (Netherlands)	84,400	2,203,872
Koninklijke Ahold NV	69,653	792,099
Koninklijke KPN NV	264,857	3,980,605
Koninklijke Philips Electronics NV	90,800	2,066,977
TOTAL NETHERLANDS		12,170,858
Netherlands Antilles - 0.4%
Schlumberger Ltd.	34,000	1,819,000
Common Stocks - continued
	Shares	Value
Norway - 1.1%
DnB Nor ASA (a)	379,600	$ 3,302,027
Pronova BioPharma ASA (a)	182,824	569,466
Telenor ASA (a)	173,800	1,602,533
TOTAL NORWAY		5,474,026
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	668,034	1,547,535
South Africa - 0.6%
MTN Group Ltd.	178,000	2,936,082
Spain - 7.0%
Banco Bilbao Vizcaya Argentaria SA	315,631	5,167,301
Banco Santander SA	620,058	8,978,775
Iberdrola SA	616,100	5,286,141
Inditex SA	50,600	2,721,720
Telefonica SA sponsored ADR (c)	170,900	12,755,976
TOTAL SPAIN		34,909,913
Sweden - 1.7%
H&M Hennes & Mauritz AB (B Shares)	89,843	5,340,425
Lundin Petroleum AB (a)	209,600	1,855,780
Telefonaktiebolaget LM Ericsson (B Shares)	138,000	1,358,413
TOTAL SWEDEN		8,554,618
Switzerland - 10.5%
Actelion Ltd. (Reg.) (a)	46,914	2,587,920
Credit Suisse Group (Reg.)	145,876	6,893,494
Nestle SA (Reg.)	372,534	15,331,535
Nobel Biocare Holding AG (Switzerland)	72,201	1,714,744
Novartis AG (Reg.)	89,053	4,068,786
Roche Holding AG (participation certificate)	64,624	10,189,626
Schindler Holding AG (participation certificate)	32,198	2,078,943
Sonova Holding AG	26,283	2,318,039
UBS AG (For. Reg.) (a)	192,812	2,822,682
Zurich Financial Services AG (Reg.)	23,833	4,683,414
TOTAL SWITZERLAND		52,689,183
United Kingdom - 32.7%
Aberdeen Asset Management PLC	929,700	1,933,796
Aegis Group PLC	534,657	736,932
Anglo American PLC (United Kingdom)	173,000	5,578,300
AstraZeneca PLC (United Kingdom)	149,800	6,978,453
Barclays PLC	1,344,100	6,833,031
Barratt Developments PLC (a)	179,500	595,283
Bellway PLC	207,800	2,551,710
BG Group PLC	499,100	8,330,125
Bovis Homes Group PLC	302,300	2,333,343
BP PLC	657,000	5,449,110
BP PLC sponsored ADR	98,100	4,908,924
British Land Co. PLC	357,800	2,600,328

	Shares	Value
British Sky Broadcasting Group PLC (BSkyB)	227,800	$ 2,077,997
Burberry Group PLC	383,000	2,943,439
Cairn Energy PLC (a)	54,800	2,193,642
Capita Group PLC	149,800	1,670,558
Carphone Warehouse Group PLC	644,800	1,933,695
Debenhams PLC	685,351	1,016,202
easyJet PLC (a)	164,400	830,169
Experian PLC	476,100	3,929,376
HSBC Holdings PLC sponsored ADR (c)	320,709	16,259,942
Icap PLC	189,600	1,438,112
Imperial Tobacco Group PLC	133,100	3,804,754
InterContinental Hotel Group PLC	182,000	2,064,618
ITV PLC	2,260,700	1,520,223
Kesa Electricals PLC	1,064,500	2,316,444
Mothercare PLC	188,600	1,669,998
NEXT PLC	64,600	1,840,159
Persimmon PLC	495,000	3,723,552
Prudential PLC	596,000	4,463,392
Reckitt Benckiser Group PLC	102,998	4,948,985
Redrow PLC (a)	599,500	1,918,035
Rio Tinto PLC (Reg.)	245,245	10,215,468
Royal Dutch Shell PLC Class A (United Kingdom)	362,900	9,530,989
Segro PLC	308,130	1,420,828
Standard Chartered PLC (United Kingdom)	326,134	7,742,632
Taylor Wimpey PLC	1,169,488	762,007
The Game Group PLC	489,800	1,202,914
Tomkins PLC	710,800	2,101,934
Vodafone Group PLC	2,897,200	5,957,525
Vodafone Group PLC sponsored ADR	235,450	4,845,561
Wolseley PLC (a)	168,188	3,762,479
Xstrata PLC	389,400	5,257,911
TOTAL UNITED KINGDOM		164,192,875
United States of America - 3.9%
Allergan, Inc.	18,700	999,141
Autoliv, Inc.	29,300	1,049,233
BorgWarner, Inc.	38,400	1,274,496
CME Group, Inc.	8,100	2,258,523
CVS Caremark Corp.	44,000	1,473,120
Goldman Sachs Group, Inc.	9,900	1,616,670
Morgan Stanley	81,600	2,325,600
Pfizer, Inc.	154,100	2,454,813
State Street Corp.	32,200	1,619,660
Virgin Media, Inc.	172,300	1,800,535
Wells Fargo & Co.	100,900	2,468,014
TOTAL UNITED STATES OF AMERICA		19,339,805
TOTAL COMMON STOCKS (Cost $467,868,331)		490,909,400
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $305,975)	275,800	$ 310,733
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.37% (d)	8,119,331	8,119,331
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	15,850,850	15,850,850
TOTAL MONEY MARKET FUNDS (Cost $23,970,181)		23,970,181
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $492,144,487)	515,190,314
NET OTHER ASSETS - (2.6)%	(13,131,991)
NET ASSETS - 100%	$ 502,058,323
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,166
Fidelity Securities Lending Cash Central Fund	589,803
Total	$ 665,969
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 164,192,875	$ 128,759,288	$ 35,433,587	$ -
France	70,588,881	59,388,642	11,200,239	-
Switzerland	52,689,183	38,904,221	13,784,962	-
Germany	47,099,905	28,131,761	18,968,144	-
Spain	34,909,913	20,763,837	14,146,076	-
United States of America	19,339,805	19,339,805	-	-
Italy	16,330,362	16,330,362	-	-
Netherlands	12,170,858	7,900,009	4,270,849	-
Denmark	11,808,548	11,808,548	-	-
Other	62,089,803	58,186,790	3,903,013	-
Money Market Funds	23,970,181	23,970,181	-	-
Total Investments in Securities:	$ 515,190,314	$ 413,483,444	$ 101,706,870	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $500,096,628. Net unrealized appreciation aggregated $15,093,686, of which $71,591,428 related to appreciated investment securities and $56,497,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock

July 31, 2009

1.879385.100

GCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CHEMICALS - 18.8%
Diversified Chemicals - 0.1%
Dow Chemical Co.	500	$ 10,585
FMC Corp.	2,800	136,192
		146,777
Fertilizers & Agricultural Chemicals - 18.5%
Agrium, Inc.	18,500	850,174
CF Industries Holdings, Inc.	3,472	274,080
Fertilizantes Fosfatados SA (PN)	44,600	418,274
Incitec Pivot Ltd.	169,881	392,117
Intrepid Potash, Inc. (a)	13,400	338,484
Israel Chemicals Ltd.	55,000	623,353
K&S AG	12,568	705,396
Monsanto Co.	65,500	5,501,993
Nufarm Ltd.	18,183	164,838
Potash Corp. of Saskatchewan, Inc.	26,500	2,468,594
Sinofert Holdings Ltd.	296,000	161,944
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	304,215
Syngenta AG (Switzerland)	12,733	2,930,218
Taiwan Fertilizer Co. Ltd.	29,000	91,923
Terra Industries, Inc.	35,600	1,038,096
The Mosaic Co.	42,800	2,232,020
Uralkali JSC GDR (Reg. S)	14,800	272,320
Yara International ASA	20,000	619,705
		19,387,744
Specialty Chemicals - 0.2%
Johnson Matthey PLC	9,500	224,743
TOTAL CHEMICALS		19,759,264
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Vulcan Materials Co.	7,800	370,344
CONTAINERS & PACKAGING - 0.6%
Paper Packaging - 0.6%
Packaging Corp. of America	5,600	110,152
Rock-Tenn Co. Class A	1,500	67,440
Temple-Inland, Inc.	26,700	418,122
		595,714
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
First Solar, Inc. (a)	560	$ 86,458
Renewable Energy Corp. AS (a)	31,013	246,154
Sunpower Corp. Class B (a)	11,300	308,490
		641,102
ENERGY EQUIPMENT & SERVICES - 3.7%
Oil & Gas Drilling - 2.1%
ENSCO International, Inc.	11,200	424,368
Helmerich & Payne, Inc.	2,900	99,644
Nabors Industries Ltd. (a)	19,400	330,188
Noble Corp.	14,200	480,812
Northern Offshore Ltd. (a)	156,500	168,446
Seadrill Ltd.	14,500	232,683
Transocean Ltd. (a)	5,900	470,171
		2,206,312
Oil & Gas Equipment & Services - 1.6%
Baker Hughes, Inc.	2,200	89,100
BJ Services Co.	22,900	324,722
Halliburton Co.	4,300	94,987
National Oilwell Varco, Inc. (a)	5,100	183,294
Saipem SpA	4,000	108,319
Schlumberger Ltd.	6,200	331,700
Smith International, Inc.	4,600	115,598
Tenaris SA sponsored ADR	3,100	93,992
Weatherford International Ltd. (a)	17,300	324,548
		1,666,260
TOTAL ENERGY EQUIPMENT & SERVICES		3,872,572
FOOD PRODUCTS - 5.3%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	53,800	1,620,456
Bunge Ltd.	18,000	1,259,460
Corn Products International, Inc.	46,300	1,296,400
Golden Agri-Resources Ltd.	353,000	104,242
IOI Corp. Bhd	257,400	358,058
PPB Group Bhd	32,900	137,297
Viterra, Inc. (a)	29,300	246,671
Wilmar International Ltd.	23,000	95,727
		5,118,311
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - 0.5%
Cosan Ltd. Class A (a)	35,100	$ 235,872
Smithfield Foods, Inc. (a)	19,500	264,225
		500,097
TOTAL FOOD PRODUCTS		5,618,408
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd.	10,000	8,387
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	25,000	145,741
SembCorp Industries Ltd.	37,000	82,525
		228,266
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.2%
AGCO Corp. (a)	8,300	261,118
Caterpillar, Inc.	3,800	167,428
Cummins, Inc.	14,300	615,043
Jain Irrigation Systems Ltd.	6,023	88,925
SembCorp Marine Ltd.	42,000	91,051
		1,223,565
METALS & MINING - 29.9%
Aluminum - 0.6%
Alcoa, Inc.	31,700	372,792
Aluminum Corp. of China Ltd. (H Shares)	78,000	90,784
Norsk Hydro ASA (a)	21,420	125,754
		589,330
Diversified Metals & Mining - 13.4%
African Rainbow Minerals Ltd.	8,900	150,784
Anglo American PLC (United Kingdom)	47,731	1,539,063
Antofagasta PLC	8,600	108,766
BHP Billiton PLC	137,688	3,595,452
Eramet SA	322	90,524
Eurasian Natural Resources Corp. PLC	8,000	115,412
Exxaro Resources Ltd.	16,800	177,526
First Quantum Minerals Ltd.	4,200	279,714
Freeport-McMoRan Copper & Gold, Inc.	14,800	892,440
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	75,575	$ 106,945
Ivanhoe Mines Ltd. (a)	14,900	120,323
Kazakhmys PLC (a)	8,200	117,338
OJSC MMC Norilsk Nickel sponsored ADR	19,900	199,597
Rio Tinto PLC (Reg.)	76,949	3,205,244
Sumitomo Metal Mining Co. Ltd.	8,000	120,495
Teck Resources Ltd. Class B (sub. vtg.)	6,600	173,676
Vale SA (PN-A) sponsored ADR	124,700	2,144,840
Vedanta Resources PLC	3,700	109,043
Walter Energy, Inc.	200	9,872
Xstrata PLC	63,209	853,486
		14,110,540
Gold - 6.8%
Agnico-Eagle Mines Ltd.:
(Canada)	4,700	275,670
(United States)	100	5,855
Andean Resources Ltd. (a)	53,697	87,119
AngloGold Ashanti Ltd. sponsored ADR	18,000	705,600
Barrick Gold Corp.	29,800	1,040,587
Eldorado Gold Corp. (a)	19,100	192,002
Franco-Nevada Corp.	4,600	114,856
Gold Fields Ltd. sponsored ADR	23,500	283,410
Goldcorp, Inc.	17,300	657,251
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	16,400	151,864
IAMGOLD Corp.	9,900	104,941
Kinross Gold Corp.	17,300	341,231
Lihir Gold Ltd. (a)	210,490	487,611
Newcrest Mining Ltd.	36,773	922,598
Newmont Mining Corp.	16,400	678,140
Polyus Gold OJSC sponsored ADR	4,100	90,200
Randgold Resources Ltd. sponsored ADR	3,200	198,784
Red Back Mining, Inc. (a)	10,000	92,913
Royal Gold, Inc.	2,700	110,916
Simmer & Jack Mines Ltd. (a)	383,800	111,282
Sino Gold Mining Ltd. (a)	23,863	105,571
Yamana Gold, Inc.	26,000	247,849
Zijin Mining Group Co. Ltd. (H Shares)	110,000	102,621
		7,108,871
Precious Metals & Minerals - 1.2%
Anglo Platinum Ltd.	2,000	142,912
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Aquarius Platinum Ltd. (United Kingdom)	28,966	$ 125,823
Compania de Minas Buenaventura SA sponsored ADR	3,400	88,570
Impala Platinum Holdings Ltd.	18,500	448,172
Lonmin PLC	5,122	118,177
Mvelaphanda Resources Ltd. (a)	18,573	93,176
Northam Platinum Ltd.	20,900	99,894
Pan American Silver Corp. (a)	4,300	84,753
Silver Standard Resources, Inc. (a)	4,400	86,548
		1,288,025
Steel - 7.9%
Acerinox SA	4,400	87,294
Allegheny Technologies, Inc.	2,300	62,284
ArcelorMittal SA (NY Shares) Class A	50,100	1,805,604
BlueScope Steel Ltd.	51,145	144,144
China Steel Corp.	284,739	275,106
Cliffs Natural Resources, Inc.	3,400	93,126
Commercial Metals Co.	5,400	89,316
Companhia Siderurgica Nacional SA (CSN)	11,000	281,779
Fortescue Metals Group Ltd. (a)	78,384	276,632
Gerdau SA sponsored ADR	26,300	306,921
Hyundai Steel Co.	1,700	99,828
JFE Holdings, Inc.	14,200	571,842
JSW Steel Ltd.	10,000	145,897
Kobe Steel Ltd.	42,000	81,239
Nippon Steel Corp.	81,000	324,479
Nisshin Steel Co. Ltd.	35,000	66,959
Novolipetsk Iron & Steel Corp.	4,500	116,505
Nucor Corp.	14,700	653,709
OneSteel Ltd.	61,142	152,888
Outokumpu Oyj (A Shares)	4,600	90,147
POSCO	1,416	581,362
Salzgitter AG	2,400	243,376
Sims Metal Management Ltd.	3,998	93,117
SSAB Svenskt Stal AB (B Shares)	7,800	93,215
Steel Dynamics, Inc.	6,200	101,432
Sumitomo Metal Industries Ltd.	211,000	526,329
Tata Steel Ltd.	18,266	176,587
Thyssenkrupp AG	7,700	237,048
Tokyo Steel Manufacturing Co. Ltd.	6,600	73,248
United States Steel Corp.	3,500	139,125
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,100	$ 144,818
voestalpine AG	7,700	213,672
		8,349,028
TOTAL METALS & MINING		31,445,794
OIL, GAS & CONSUMABLE FUELS - 28.8%
Coal & Consumable Fuels - 1.8%
Arch Coal, Inc.	10,900	189,769
Cameco Corp.	3,300	90,667
China Shenhua Energy Co. Ltd. (H Shares)	24,000	98,015
CONSOL Energy, Inc.	12,000	426,360
Foundation Coal Holdings, Inc.	8,400	301,812
Massey Energy Co.	15,900	422,940
Paladin Energy Ltd. (a)	21,021	80,164
Peabody Energy Corp.	4,900	162,239
PT Bumi Resources Tbk	443,000	124,978
		1,896,944
Integrated Oil & Gas - 20.5%
BG Group PLC	113,139	1,888,323
BP PLC	285,900	2,371,234
Chevron Corp.	38,000	2,639,860
China Petroleum & Chemical Corp. (H Shares)	444,000	395,834
ConocoPhillips	8,500	371,535
ENI SpA	46,418	1,084,600
Exxon Mobil Corp.	39,000	2,745,210
Hess Corp.	4,200	231,840
Husky Energy, Inc.	2,900	85,330
Imperial Oil Ltd.	2,000	80,104
Lukoil Oil Co. sponsored ADR	5,400	272,916
Marathon Oil Corp.	30,300	977,175
Murphy Oil Corp.	1,500	87,300
OAO Gazprom sponsored ADR	25,300	524,975
Occidental Petroleum Corp.	12,600	898,884
OJSC Oil Company Rosneft GDR (Reg. S)	14,500	88,595
OMV AG	2,200	87,325
Origin Energy Ltd.	23,922	290,087
Petro-Canada	19,400	801,138
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	32,600	$ 1,098,620
Repsol YPF SA	3,700	85,854
Royal Dutch Shell PLC Class A (United Kingdom)	78,293	2,056,241
Sasol Ltd.	7,200	257,938
StatoilHydro ASA	8,900	190,135
Suncor Energy, Inc.	4,800	155,225
Surgutneftegaz JSC sponsored ADR	11,030	86,475
Total SA Series B	30,820	1,709,239
		21,561,992
Oil & Gas Exploration & Production - 6.4%
Anadarko Petroleum Corp.	9,100	438,620
Apache Corp.	4,400	369,380
Berry Petroleum Co. Class A	7,500	177,900
Cabot Oil & Gas Corp.	6,000	210,780
Cairn Energy PLC (a)	6,400	256,192
Canadian Natural Resources Ltd.	3,900	234,431
Chesapeake Energy Corp.	23,500	503,840
CNOOC Ltd. sponsored ADR	1,000	133,330
Denbury Resources, Inc. (a)	8,500	141,100
Devon Energy Corp.	3,500	203,315
EnCana Corp.	2,900	155,532
EOG Resources, Inc.	2,700	199,881
Inpex Corp.	27	206,617
Newfield Exploration Co. (a)	2,500	98,325
Nexen, Inc.	3,900	80,834
Niko Resources Ltd.	1,200	84,541
Noble Energy, Inc.	2,700	165,024
Oil Search Ltd.	2,003	9,448
OPTI Canada, Inc. (a)	129,900	189,301
Pacific Rubiales Energy Corp. (a)	900	9,624
Petrobank Energy & Resources Ltd. (a)	10,400	316,436
Petrohawk Energy Corp. (a)	17,200	417,616
Plains Exploration & Production Co. (a)	3,300	94,545
Quicksilver Resources, Inc. (a)	8,300	95,118
Range Resources Corp.	11,900	552,279
Santos Ltd.	17,314	210,245
Southwestern Energy Co. (a)	7,600	314,868
Talisman Energy, Inc.	5,600	86,546
Tullow Oil PLC	7,000	115,604
Ultra Petroleum Corp. (a)	4,100	180,892
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Woodside Petroleum Ltd.	5,761	$ 220,179
XTO Energy, Inc.	5,100	205,173
		6,677,516
Oil & Gas Refining & Marketing - 0.1%
Reliance Industries Ltd. (a)	2,584	105,651
TOTAL OIL, GAS & CONSUMABLE FUELS		30,242,103
PAPER & FOREST PRODUCTS - 5.1%
Forest Products - 1.4%
Sino-Forest Corp. (a)	28,900	394,329
Weyerhaeuser Co.	29,400	1,030,176
		1,424,505
Paper Products - 3.7%
Holmen AB (B Shares)	3,600	99,014
International Paper Co.	43,200	812,592
MeadWestvaco Corp.	5,700	111,093
Nine Dragons Paper (Holdings) Ltd.	123,000	126,812
Nippon Paper Group, Inc.	6,400	165,057
Oji Paper Co. Ltd.	97,000	421,383
Sappi Ltd.	57,742	186,024
Stora Enso Oyj (R Shares)	43,700	277,784
Suzano Bahia Sul Papel e Celulose SA (a)	11,000	102,395
Svenska Cellulosa AB (SCA) (B Shares)	20,200	259,597
UPM-Kymmene Corp.	60,600	634,821
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	47,900	715,626
		3,912,198
TOTAL PAPER & FOREST PRODUCTS		5,336,703
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Plum Creek Timber Co., Inc.	2,700	84,456
Potlatch Corp.	5,700	168,549
Rayonier, Inc.	2,200	85,778
		338,783
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian National Railway Co.	200	9,726
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Canadian Pacific Railway Ltd.	200	$ 8,892
CSX Corp.	200	8,024
		26,642
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Kloeckner & Co. AG (a)	4,400	113,256
TOTAL COMMON STOCKS (Cost $92,862,306)		99,820,903
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.37% (b) (Cost $5,751,729)	5,751,729	5,751,729
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $98,614,035)		105,572,632
NET OTHER ASSETS - (0.4)%		(446,060)
NET ASSETS - 100%		$ 105,126,572
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,187
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Metal & Mining	$ 31,445,794	$ 28,240,550	$ 3,205,244	$ -
Oil, Gas & Consumable Fuels	30,242,103	24,595,342	5,646,761	-
Chemicals	19,759,264	16,829,046	2,930,218	-
Food Products	5,618,408	5,618,408	-	-
Paper & Forest Products	5,336,703	5,336,703	-	-
Other	7,418,631	7,418,631	-	-
Money Market Funds	5,751,729	5,751,729	-	-
Total Investments in Securities:	$ 105,572,632	$ 93,790,409	$ 11,782,223	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $98,670,925. Net unrealized appreciation aggregated $6,901,707, of which $8,938,943 related to appreciated investment securities and $2,037,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.100

AGCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CHEMICALS - 18.8%
Diversified Chemicals - 0.1%
Dow Chemical Co.	500	$ 10,585
FMC Corp.	2,800	136,192
		146,777
Fertilizers & Agricultural Chemicals - 18.5%
Agrium, Inc.	18,500	850,174
CF Industries Holdings, Inc.	3,472	274,080
Fertilizantes Fosfatados SA (PN)	44,600	418,274
Incitec Pivot Ltd.	169,881	392,117
Intrepid Potash, Inc. (a)	13,400	338,484
Israel Chemicals Ltd.	55,000	623,353
K&S AG	12,568	705,396
Monsanto Co.	65,500	5,501,993
Nufarm Ltd.	18,183	164,838
Potash Corp. of Saskatchewan, Inc.	26,500	2,468,594
Sinofert Holdings Ltd.	296,000	161,944
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	304,215
Syngenta AG (Switzerland)	12,733	2,930,218
Taiwan Fertilizer Co. Ltd.	29,000	91,923
Terra Industries, Inc.	35,600	1,038,096
The Mosaic Co.	42,800	2,232,020
Uralkali JSC GDR (Reg. S)	14,800	272,320
Yara International ASA	20,000	619,705
		19,387,744
Specialty Chemicals - 0.2%
Johnson Matthey PLC	9,500	224,743
TOTAL CHEMICALS		19,759,264
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Vulcan Materials Co.	7,800	370,344
CONTAINERS & PACKAGING - 0.6%
Paper Packaging - 0.6%
Packaging Corp. of America	5,600	110,152
Rock-Tenn Co. Class A	1,500	67,440
Temple-Inland, Inc.	26,700	418,122
		595,714
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
First Solar, Inc. (a)	560	$ 86,458
Renewable Energy Corp. AS (a)	31,013	246,154
Sunpower Corp. Class B (a)	11,300	308,490
		641,102
ENERGY EQUIPMENT & SERVICES - 3.7%
Oil & Gas Drilling - 2.1%
ENSCO International, Inc.	11,200	424,368
Helmerich & Payne, Inc.	2,900	99,644
Nabors Industries Ltd. (a)	19,400	330,188
Noble Corp.	14,200	480,812
Northern Offshore Ltd. (a)	156,500	168,446
Seadrill Ltd.	14,500	232,683
Transocean Ltd. (a)	5,900	470,171
		2,206,312
Oil & Gas Equipment & Services - 1.6%
Baker Hughes, Inc.	2,200	89,100
BJ Services Co.	22,900	324,722
Halliburton Co.	4,300	94,987
National Oilwell Varco, Inc. (a)	5,100	183,294
Saipem SpA	4,000	108,319
Schlumberger Ltd.	6,200	331,700
Smith International, Inc.	4,600	115,598
Tenaris SA sponsored ADR	3,100	93,992
Weatherford International Ltd. (a)	17,300	324,548
		1,666,260
TOTAL ENERGY EQUIPMENT & SERVICES		3,872,572
FOOD PRODUCTS - 5.3%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	53,800	1,620,456
Bunge Ltd.	18,000	1,259,460
Corn Products International, Inc.	46,300	1,296,400
Golden Agri-Resources Ltd.	353,000	104,242
IOI Corp. Bhd	257,400	358,058
PPB Group Bhd	32,900	137,297
Viterra, Inc. (a)	29,300	246,671
Wilmar International Ltd.	23,000	95,727
		5,118,311
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - 0.5%
Cosan Ltd. Class A (a)	35,100	$ 235,872
Smithfield Foods, Inc. (a)	19,500	264,225
		500,097
TOTAL FOOD PRODUCTS		5,618,408
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd.	10,000	8,387
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	25,000	145,741
SembCorp Industries Ltd.	37,000	82,525
		228,266
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.2%
AGCO Corp. (a)	8,300	261,118
Caterpillar, Inc.	3,800	167,428
Cummins, Inc.	14,300	615,043
Jain Irrigation Systems Ltd.	6,023	88,925
SembCorp Marine Ltd.	42,000	91,051
		1,223,565
METALS & MINING - 29.9%
Aluminum - 0.6%
Alcoa, Inc.	31,700	372,792
Aluminum Corp. of China Ltd. (H Shares)	78,000	90,784
Norsk Hydro ASA (a)	21,420	125,754
		589,330
Diversified Metals & Mining - 13.4%
African Rainbow Minerals Ltd.	8,900	150,784
Anglo American PLC (United Kingdom)	47,731	1,539,063
Antofagasta PLC	8,600	108,766
BHP Billiton PLC	137,688	3,595,452
Eramet SA	322	90,524
Eurasian Natural Resources Corp. PLC	8,000	115,412
Exxaro Resources Ltd.	16,800	177,526
First Quantum Minerals Ltd.	4,200	279,714
Freeport-McMoRan Copper & Gold, Inc.	14,800	892,440
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	75,575	$ 106,945
Ivanhoe Mines Ltd. (a)	14,900	120,323
Kazakhmys PLC (a)	8,200	117,338
OJSC MMC Norilsk Nickel sponsored ADR	19,900	199,597
Rio Tinto PLC (Reg.)	76,949	3,205,244
Sumitomo Metal Mining Co. Ltd.	8,000	120,495
Teck Resources Ltd. Class B (sub. vtg.)	6,600	173,676
Vale SA (PN-A) sponsored ADR	124,700	2,144,840
Vedanta Resources PLC	3,700	109,043
Walter Energy, Inc.	200	9,872
Xstrata PLC	63,209	853,486
		14,110,540
Gold - 6.8%
Agnico-Eagle Mines Ltd.:
(Canada)	4,700	275,670
(United States)	100	5,855
Andean Resources Ltd. (a)	53,697	87,119
AngloGold Ashanti Ltd. sponsored ADR	18,000	705,600
Barrick Gold Corp.	29,800	1,040,587
Eldorado Gold Corp. (a)	19,100	192,002
Franco-Nevada Corp.	4,600	114,856
Gold Fields Ltd. sponsored ADR	23,500	283,410
Goldcorp, Inc.	17,300	657,251
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	16,400	151,864
IAMGOLD Corp.	9,900	104,941
Kinross Gold Corp.	17,300	341,231
Lihir Gold Ltd. (a)	210,490	487,611
Newcrest Mining Ltd.	36,773	922,598
Newmont Mining Corp.	16,400	678,140
Polyus Gold OJSC sponsored ADR	4,100	90,200
Randgold Resources Ltd. sponsored ADR	3,200	198,784
Red Back Mining, Inc. (a)	10,000	92,913
Royal Gold, Inc.	2,700	110,916
Simmer & Jack Mines Ltd. (a)	383,800	111,282
Sino Gold Mining Ltd. (a)	23,863	105,571
Yamana Gold, Inc.	26,000	247,849
Zijin Mining Group Co. Ltd. (H Shares)	110,000	102,621
		7,108,871
Precious Metals & Minerals - 1.2%
Anglo Platinum Ltd.	2,000	142,912
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Aquarius Platinum Ltd. (United Kingdom)	28,966	$ 125,823
Compania de Minas Buenaventura SA sponsored ADR	3,400	88,570
Impala Platinum Holdings Ltd.	18,500	448,172
Lonmin PLC	5,122	118,177
Mvelaphanda Resources Ltd. (a)	18,573	93,176
Northam Platinum Ltd.	20,900	99,894
Pan American Silver Corp. (a)	4,300	84,753
Silver Standard Resources, Inc. (a)	4,400	86,548
		1,288,025
Steel - 7.9%
Acerinox SA	4,400	87,294
Allegheny Technologies, Inc.	2,300	62,284
ArcelorMittal SA (NY Shares) Class A	50,100	1,805,604
BlueScope Steel Ltd.	51,145	144,144
China Steel Corp.	284,739	275,106
Cliffs Natural Resources, Inc.	3,400	93,126
Commercial Metals Co.	5,400	89,316
Companhia Siderurgica Nacional SA (CSN)	11,000	281,779
Fortescue Metals Group Ltd. (a)	78,384	276,632
Gerdau SA sponsored ADR	26,300	306,921
Hyundai Steel Co.	1,700	99,828
JFE Holdings, Inc.	14,200	571,842
JSW Steel Ltd.	10,000	145,897
Kobe Steel Ltd.	42,000	81,239
Nippon Steel Corp.	81,000	324,479
Nisshin Steel Co. Ltd.	35,000	66,959
Novolipetsk Iron & Steel Corp.	4,500	116,505
Nucor Corp.	14,700	653,709
OneSteel Ltd.	61,142	152,888
Outokumpu Oyj (A Shares)	4,600	90,147
POSCO	1,416	581,362
Salzgitter AG	2,400	243,376
Sims Metal Management Ltd.	3,998	93,117
SSAB Svenskt Stal AB (B Shares)	7,800	93,215
Steel Dynamics, Inc.	6,200	101,432
Sumitomo Metal Industries Ltd.	211,000	526,329
Tata Steel Ltd.	18,266	176,587
Thyssenkrupp AG	7,700	237,048
Tokyo Steel Manufacturing Co. Ltd.	6,600	73,248
United States Steel Corp.	3,500	139,125
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,100	$ 144,818
voestalpine AG	7,700	213,672
		8,349,028
TOTAL METALS & MINING		31,445,794
OIL, GAS & CONSUMABLE FUELS - 28.8%
Coal & Consumable Fuels - 1.8%
Arch Coal, Inc.	10,900	189,769
Cameco Corp.	3,300	90,667
China Shenhua Energy Co. Ltd. (H Shares)	24,000	98,015
CONSOL Energy, Inc.	12,000	426,360
Foundation Coal Holdings, Inc.	8,400	301,812
Massey Energy Co.	15,900	422,940
Paladin Energy Ltd. (a)	21,021	80,164
Peabody Energy Corp.	4,900	162,239
PT Bumi Resources Tbk	443,000	124,978
		1,896,944
Integrated Oil & Gas - 20.5%
BG Group PLC	113,139	1,888,323
BP PLC	285,900	2,371,234
Chevron Corp.	38,000	2,639,860
China Petroleum & Chemical Corp. (H Shares)	444,000	395,834
ConocoPhillips	8,500	371,535
ENI SpA	46,418	1,084,600
Exxon Mobil Corp.	39,000	2,745,210
Hess Corp.	4,200	231,840
Husky Energy, Inc.	2,900	85,330
Imperial Oil Ltd.	2,000	80,104
Lukoil Oil Co. sponsored ADR	5,400	272,916
Marathon Oil Corp.	30,300	977,175
Murphy Oil Corp.	1,500	87,300
OAO Gazprom sponsored ADR	25,300	524,975
Occidental Petroleum Corp.	12,600	898,884
OJSC Oil Company Rosneft GDR (Reg. S)	14,500	88,595
OMV AG	2,200	87,325
Origin Energy Ltd.	23,922	290,087
Petro-Canada	19,400	801,138
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	32,600	$ 1,098,620
Repsol YPF SA	3,700	85,854
Royal Dutch Shell PLC Class A (United Kingdom)	78,293	2,056,241
Sasol Ltd.	7,200	257,938
StatoilHydro ASA	8,900	190,135
Suncor Energy, Inc.	4,800	155,225
Surgutneftegaz JSC sponsored ADR	11,030	86,475
Total SA Series B	30,820	1,709,239
		21,561,992
Oil & Gas Exploration & Production - 6.4%
Anadarko Petroleum Corp.	9,100	438,620
Apache Corp.	4,400	369,380
Berry Petroleum Co. Class A	7,500	177,900
Cabot Oil & Gas Corp.	6,000	210,780
Cairn Energy PLC (a)	6,400	256,192
Canadian Natural Resources Ltd.	3,900	234,431
Chesapeake Energy Corp.	23,500	503,840
CNOOC Ltd. sponsored ADR	1,000	133,330
Denbury Resources, Inc. (a)	8,500	141,100
Devon Energy Corp.	3,500	203,315
EnCana Corp.	2,900	155,532
EOG Resources, Inc.	2,700	199,881
Inpex Corp.	27	206,617
Newfield Exploration Co. (a)	2,500	98,325
Nexen, Inc.	3,900	80,834
Niko Resources Ltd.	1,200	84,541
Noble Energy, Inc.	2,700	165,024
Oil Search Ltd.	2,003	9,448
OPTI Canada, Inc. (a)	129,900	189,301
Pacific Rubiales Energy Corp. (a)	900	9,624
Petrobank Energy & Resources Ltd. (a)	10,400	316,436
Petrohawk Energy Corp. (a)	17,200	417,616
Plains Exploration & Production Co. (a)	3,300	94,545
Quicksilver Resources, Inc. (a)	8,300	95,118
Range Resources Corp.	11,900	552,279
Santos Ltd.	17,314	210,245
Southwestern Energy Co. (a)	7,600	314,868
Talisman Energy, Inc.	5,600	86,546
Tullow Oil PLC	7,000	115,604
Ultra Petroleum Corp. (a)	4,100	180,892
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Woodside Petroleum Ltd.	5,761	$ 220,179
XTO Energy, Inc.	5,100	205,173
		6,677,516
Oil & Gas Refining & Marketing - 0.1%
Reliance Industries Ltd. (a)	2,584	105,651
TOTAL OIL, GAS & CONSUMABLE FUELS		30,242,103
PAPER & FOREST PRODUCTS - 5.1%
Forest Products - 1.4%
Sino-Forest Corp. (a)	28,900	394,329
Weyerhaeuser Co.	29,400	1,030,176
		1,424,505
Paper Products - 3.7%
Holmen AB (B Shares)	3,600	99,014
International Paper Co.	43,200	812,592
MeadWestvaco Corp.	5,700	111,093
Nine Dragons Paper (Holdings) Ltd.	123,000	126,812
Nippon Paper Group, Inc.	6,400	165,057
Oji Paper Co. Ltd.	97,000	421,383
Sappi Ltd.	57,742	186,024
Stora Enso Oyj (R Shares)	43,700	277,784
Suzano Bahia Sul Papel e Celulose SA (a)	11,000	102,395
Svenska Cellulosa AB (SCA) (B Shares)	20,200	259,597
UPM-Kymmene Corp.	60,600	634,821
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	47,900	715,626
		3,912,198
TOTAL PAPER & FOREST PRODUCTS		5,336,703
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Plum Creek Timber Co., Inc.	2,700	84,456
Potlatch Corp.	5,700	168,549
Rayonier, Inc.	2,200	85,778
		338,783
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian National Railway Co.	200	9,726
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Canadian Pacific Railway Ltd.	200	$ 8,892
CSX Corp.	200	8,024
		26,642
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Kloeckner & Co. AG (a)	4,400	113,256
TOTAL COMMON STOCKS (Cost $92,862,306)		99,820,903
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.37% (b) (Cost $5,751,729)	5,751,729	5,751,729
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $98,614,035)		105,572,632
NET OTHER ASSETS - (0.4)%		(446,060)
NET ASSETS - 100%		$ 105,126,572
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,187
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Metal & Mining	$ 31,445,794	$ 28,240,550	$ 3,205,244	$ -
Oil, Gas & Consumable Fuels	30,242,103	24,595,342	5,646,761	-
Chemicals	19,759,264	16,829,046	2,930,218	-
Food Products	5,618,408	5,618,408	-	-
Paper & Forest Products	5,336,703	5,336,703	-	-
Other	7,418,631	7,418,631	-	-
Money Market Funds	5,751,729	5,751,729	-	-
Total Investments in Securities:	$ 105,572,632	$ 93,790,409	$ 11,782,223	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $98,670,925. Net unrealized appreciation aggregated $6,901,707, of which $8,938,943 related to appreciated investment securities and $2,037,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund
(formerly Fidelity Aggressive International Fund)

July 31, 2009

1.804818.105

IVF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.7%
MacArthur Coal Ltd.	296,038	$ 1,941,000
Mirabela Nickel Ltd. (a)(e)	217,700	537,506
OZ Minerals Ltd.	2,102,755	1,969,558
Westfield Group unit	223,862	2,121,155
Woolworths Ltd.	106,923	2,436,687
TOTAL AUSTRALIA		9,005,906
Belgium - 2.0%
Anheuser-Busch InBev SA NV	89,606	3,565,051
Fortis (a)	831,000	3,233,365
TOTAL BELGIUM		6,798,416
Bermuda - 1.5%
Aquarius Platinum Ltd. (United Kingdom)	422,700	1,836,133
Northern Offshore Ltd. (a)	1,290,000	1,388,465
Vostok Nafta Investment Ltd. SDR (a)	466,100	1,704,972
TOTAL BERMUDA		4,929,570
Brazil - 1.9%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	133,900	1,912,092
TIM Participacoes SA	1,113,600	2,470,688
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)(c)	141,954	2,120,793
TOTAL BRAZIL		6,503,573
Canada - 7.1%
Canadian National Railway Co.	48,500	2,358,486
Canadian Natural Resources Ltd.	47,900	2,879,291
Consolidated Thompson Iron Mines Ltd. (a)	611,400	2,479,991
Grande Cache Coal Corp. (a)(c)	626,600	1,663,411
Niko Resources Ltd.	22,300	1,571,049
OPTI Canada, Inc. (a)(c)	1,927,800	2,809,343
OPTI Canada, Inc. (a)(d)	428,400	624,299
Quadra Mining Ltd. (a)	193,300	1,894,693
Research In Motion Ltd. (a)	36,100	2,743,600
Suncor Energy, Inc.	86,100	2,784,354
Teck Resources Ltd. Class B (sub. vtg.)	80,700	2,123,586
TOTAL CANADA		23,932,103
Cayman Islands - 2.5%
China High Speed Transmission Equipment Group Co. Ltd.	745,000	1,866,862
Himax Technologies, Inc. sponsored ADR	567,300	2,167,086
Trina Solar Ltd. ADR (a)	73,100	2,065,806
Xinyu Hengdeli Holdings Ltd.	1,800,000	666,594
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	112,500	1,492,875
TOTAL CAYMAN ISLANDS		8,259,223

	Shares	Value
Denmark - 1.5%
Danske Bank AS (a)	135,258	$ 2,815,232
Novo Nordisk AS Series B	40,404	2,377,889
TOTAL DENMARK		5,193,121
France - 11.4%
Atos Origin SA	42,585	1,941,306
AXA SA sponsored ADR	118,900	2,513,546
BNP Paribas SA	49,703	3,623,425
Bouygues SA	44,755	1,906,276
Carrefour SA	56,682	2,660,688
Credit Agricole SA	190,600	2,720,601
Danone	46,098	2,473,321
Electricite de France	44,400	2,200,600
Iliad Group SA	15,700	1,675,994
Nexity	48,900	1,685,218
Pernod Ricard SA	28,200	2,191,271
Renault SA (a)	47,300	2,017,037
Saft Groupe SA	42,191	1,645,833
Sanofi-Aventis sponsored ADR	129,800	4,236,672
Societe Generale Series A	50,497	3,242,287
Vallourec SA	13,700	1,802,243
TOTAL FRANCE		38,536,318
Germany - 3.7%
Aixtron AG	216,000	3,540,321
Commerzbank AG (a)	124,882	978,934
Deutsche Bank AG (NY Shares)	41,300	2,680,370
Deutsche Postbank AG (a)	60,400	1,668,329
E.ON AG	99,333	3,760,215
TOTAL GERMANY		12,628,169
Greece - 0.5%
Hellenic Telecommunications Organization SA	115,810	1,815,640
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	158,300	2,276,354
India - 3.7%
Dishman Pharmaceuticals and Chemicals Ltd.	388,931	1,521,568
Educomp Solutions Ltd.	12,253	1,051,375
Financial Technologies India Ltd.	53,187	1,570,421
Housing Development and Infrastructure Ltd.	288,264	1,669,309
ICSA (India) Ltd.	423,468	1,620,822
Indiabulls Real Estate Ltd.	317,324	1,634,227
MIC Electronics Ltd.	1,710,383	1,541,401
Sintex Industries Ltd.	377,154	1,717,598
TOTAL INDIA		12,326,721
Ireland - 0.5%
Covidien PLC	44,500	1,682,545
Common Stocks - continued
	Shares	Value
Israel - 1.7%
Bezeq Israeli Telecommunication Corp. Ltd.	864,100	$ 1,712,713
Teva Pharmaceutical Industries Ltd. sponsored ADR	72,800	3,883,152
TOTAL ISRAEL		5,595,865
Italy - 1.3%
Banco Popolare Scarl (a)	124,900	1,009,338
Intesa Sanpaolo SpA	914,602	3,405,489
TOTAL ITALY		4,414,827
Japan - 14.3%
eAccess Ltd.	1,979	1,537,433
East Japan Railway Co.	36,100	2,071,906
FamilyMart Co. Ltd.	55,500	1,806,786
Itochu Corp.	280,000	2,095,339
Japan Tobacco, Inc.	741	2,146,010
JTEKT Corp.	157,300	1,780,661
KDDI Corp.	367	1,947,299
Mitsubishi Corp.	122,400	2,445,154
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	597,142	3,702,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	55,780	1,709,777
Mitsui & Co. Ltd.	179,600	2,253,305
Nippon Electric Glass Co. Ltd.	164,000	1,903,308
Nomura Holdings, Inc.	233,700	2,047,898
ORIX Corp.	55,840	3,535,373
Ricoh Co. Ltd.	158,000	2,074,157
ROHM Co. Ltd.	24,000	1,785,858
Sankyo Co. Ltd. (Gunma)	33,200	1,979,156
Shinsei Bank Ltd. (a)	1,518,000	2,246,274
Softbank Corp.	99,900	2,127,666
Sumitomo Mitsui Financial Group, Inc.	73,900	3,163,460
Tokuyama Corp.	214,000	1,619,533
Toshiba Corp.	515,000	2,286,228
TOTAL JAPAN		48,264,861
Korea (South) - 3.3%
DigiTech Systems Co., Ltd. (a)	93,275	1,937,666
Hanjin Heavy Industries & Consolidated Co. Ltd.	67,105	1,712,338
Hyundai Mipo Dockyard Co. Ltd.	16,893	1,878,995
KT&G Corp.	31,105	1,813,843
LG Corp.	35,277	1,909,984
Lumens Co. Ltd. (a)	493,386	1,999,450
TOTAL KOREA (SOUTH)		11,252,276
Luxembourg - 2.1%
Evraz Group SA GDR	80,800	1,777,600
GAGFAH SA	204,700	1,718,400

	Shares	Value
SES SA FDR (France) unit	93,568	$ 1,848,339
Tenaris SA sponsored ADR	60,900	1,846,488
TOTAL LUXEMBOURG		7,190,827
Netherlands - 1.1%
Gemalto NV (a)	44,512	1,662,147
New World Resources BV	297,200	1,935,234
TOTAL NETHERLANDS		3,597,381
Norway - 1.7%
DnB Nor ASA (a)	300,300	2,612,220
Renewable Energy Corp. AS (a)(c)	395,119	3,136,105
TOTAL NORWAY		5,748,325
Russia - 2.5%
Lukoil Oil Co. sponsored ADR	44,400	2,243,976
Mechel Steel Group OAO sponsored ADR (c)	319,500	3,412,260
OAO Gazprom sponsored ADR	137,604	2,855,283
TOTAL RUSSIA		8,511,519
South Africa - 1.9%
Imperial Holdings Ltd.	184,829	1,619,874
MTN Group Ltd.	175,500	2,894,845
Naspers Ltd. Class N	66,000	1,968,943
TOTAL SOUTH AFRICA		6,483,662
Spain - 2.8%
EDP Renovaveis SA (a)	176,720	1,814,473
Grupo Acciona SA	14,594	1,762,808
Telefonica SA	234,529	5,834,842
TOTAL SPAIN		9,412,123
Switzerland - 3.1%
Actelion Ltd. (Reg.) (a)	32,323	1,783,035
Credit Suisse Group sponsored ADR	71,100	3,368,007
Roche Holding AG (participation certificate)	33,671	5,309,094
TOTAL SWITZERLAND		10,460,136
Taiwan - 1.0%
SIMPLO Technology Co. Ltd.	381,000	1,672,173
Wintek Corp.	2,363,000	1,811,321
TOTAL TAIWAN		3,483,494
United Kingdom - 12.2%
AstraZeneca PLC sponsored ADR (c)	85,000	3,947,400
BAE Systems PLC	403,300	2,068,545
Barclays PLC Sponsored ADR	171,800	3,528,772
BG Group PLC	231,214	3,859,029
Bovis Homes Group PLC	214,200	1,653,331
Cairn Energy PLC (a)	41,800	1,673,253
Carphone Warehouse Group PLC	576,221	1,728,033
Debenhams PLC	1,058,686	1,569,763
Imperial Tobacco Group PLC	94,942	2,713,981
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	52,434	$ 2,519,419
Taylor Wimpey PLC	2,567,100	1,672,653
Tesco PLC	482,220	2,960,745
The Game Group PLC	691,400	1,698,029
Vodafone Group PLC	2,237,792	4,601,581
Wolseley PLC (a)	90,300	2,020,072
Xstrata PLC	229,130	3,093,850
TOTAL UNITED KINGDOM		41,308,456
United States of America - 8.4%
Bank of America Corp.	230,200	3,404,658
Capital One Financial Corp.	81,700	2,508,190
D.R. Horton, Inc.	176,300	2,043,317
Globe Specialty Metals, Inc.	112,000	806,400
Goldman Sachs Group, Inc.	9,400	1,535,020
JPMorgan Chase & Co.	62,900	2,431,085
Las Vegas Sands Corp. (a)(c)	212,700	1,988,745
Meritage Homes Corp. (a)	106,604	2,281,326
Morgan Stanley	92,900	2,647,650
Rubicon Technology, Inc. (a)(c)	213,900	2,528,298
Veeco Instruments, Inc. (a)	131,024	2,468,492
Virgin Media, Inc.	154,900	1,618,705
Wells Fargo & Co.	90,600	2,216,076
TOTAL UNITED STATES OF AMERICA		28,477,962
TOTAL COMMON STOCKS (Cost $290,993,817)		328,089,373
Nonconvertible Preferred Stocks - 1.3%

Italy - 1.3%
Fiat SpA (Risparmio Shares)	289,000	1,890,608
Telecom Italia SpA (Risparmio Shares)	2,126,700	2,396,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,715,060)		4,286,676
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (f)	3,932,770	$ 3,932,770
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	16,603,229	16,603,229
TOTAL MONEY MARKET FUNDS (Cost $20,535,999)		20,535,999
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $315,244,876)	352,912,048
NET OTHER ASSETS - (4.5)%	(15,243,970)
NET ASSETS - 100%	$ 337,668,078
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $624,299 or 0.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,309
Fidelity Securities Lending Cash Central Fund	524,112
Total	$ 551,421
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 48,264,861	$ 46,216,963	$ 2,047,898	$ -
United Kingdom	41,308,456	36,706,875	4,601,581	-
France	38,536,318	38,536,318	-	-
United States of America	28,477,962	28,477,962	-	-
Canada	23,932,103	23,932,103	-	-
Germany	12,628,169	12,628,169	-	-
India	12,326,721	12,326,721	-	-
Korea (South)	11,252,276	11,252,276	-	-
Switzerland	10,460,136	10,460,136	-	-
Other	105,189,047	99,354,205	5,834,842	-
Money Market Funds	20,535,999	20,535,999	-	-
Total Investments in Securities:	$ 352,912,048	$ 340,427,727	$ 12,484,321	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $321,441,924. Net unrealized appreciation aggregated $31,470,124, of which $45,230,674 related to appreciated investment securities and $13,760,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund -

International Discovery
Class K

July 31, 2009

1.804822.105

IGI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.0%
Billabong International Ltd.	4,444,914	$ 34,199
BlueScope Steel Ltd.	11,646,954	32,825
Commonwealth Bank of Australia	1,665,640	59,619
Macquarie Group Ltd.	959,398	35,319
QBE Insurance Group Ltd.	1,258,503	20,523
Wesfarmers Ltd.	3,100,363	67,025
Westfield Group unit	2,292,214	21,719
TOTAL AUSTRALIA		271,229
Belgium - 1.1%
Anheuser-Busch InBev SA NV	2,464,800	98,064
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	1,418,333	6,161
Huabao International Holdings Ltd.	18,440,000	19,249
Ports Design Ltd.	3,505,500	9,038
Seadrill Ltd.	1,843,300	29,580
TOTAL BERMUDA		64,028
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	20,555
GVT Holding SA (a)	247,900	4,797
Vivo Participacoes SA sponsored ADR	3,178,500	72,374
Votorantim Celulose e Papel SA sponsored ADR (a)	1,666,300	24,895
TOTAL BRAZIL		122,621
British Virgin Islands - 0.2%
Playtech Ltd. (c)	3,758,978	18,322
Canada - 1.6%
Canadian Natural Resources Ltd.	505,600	30,392
Niko Resources Ltd.	498,400	35,113
Open Text Corp. (a)	441,600	16,736
Petro-Canada	474,800	19,607
Petrobank Energy & Resources Ltd. (a)	813,500	24,752
Suncor Energy, Inc.	553,800	17,909
TOTAL CANADA		144,509
Cayman Islands - 1.1%
Belle International Holdings Ltd.	24,557,000	24,874
China Dongxiang Group Co. Ltd.	54,011,000	41,049
China High Speed Transmission Equipment Group Co. Ltd.	12,191,000	30,549
Xinyu Hengdeli Holdings Ltd.	14,348,000	5,313
TOTAL CAYMAN ISLANDS		101,785
Common Stocks - continued
	Shares	Value (000s)
China - 2.5%
BYD Co. Ltd. (H Shares) (a)	4,827,000	$ 26,751
Changyou.com Ltd. (A Shares) ADR (c)	29,200	1,073
China Merchants Bank Co. Ltd. (H Shares)	10,435,200	24,533
China Telecom Corp. Ltd. (H Shares)	57,896,000	30,109
Industrial & Commercial Bank of China Ltd.	25,330,000	18,238
Li Ning Co. Ltd.	7,046,500	23,322
NetEase.com, Inc. sponsored ADR (a)	344,153	15,163
Tencent Holdings Ltd.	3,102,400	41,873
ZTE Corp. (H Shares)	8,648,464	37,719
TOTAL CHINA		218,781
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(d)	10,023,000	712
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	64,414
Vestas Wind Systems AS (a)	318,396	22,425
William Demant Holding AS (a)	94,500	5,625
TOTAL DENMARK		92,464
Finland - 0.3%
Nokia Corp. sponsored ADR	2,333,400	31,128
France - 8.8%
Accor SA	488,751	20,863
Alstom SA	656,812	45,093
AXA SA	2,972,466	62,742
BNP Paribas SA	1,687,861	123,048
Cap Gemini SA	684,300	31,595
Carrefour SA	892,453	41,892
Danone	636,800	34,167
Iliad Group SA	328,082	35,023
LVMH Moet Hennessy - Louis Vuitton	272,400	24,572
Orpea	470,828	22,373
Pernod Ricard SA (c)	381,300	29,629
PPR SA	347,600	38,737
Sanofi-Aventis	612,600	40,079
Schneider Electric SA	419,838	38,140
Societe Generale Series A	726,552	46,650
Total SA Series B	2,315,900	128,437
Unibail-Rodamco (c)	118,400	20,689
TOTAL FRANCE		783,729
Common Stocks - continued
	Shares	Value (000s)
Germany - 8.0%
Aixtron AG	1,858,000	$ 30,453
BASF AG	1,198,800	60,074
Bayerische Motoren Werke AG (BMW)	882,300	40,781
Beiersdorf AG	592,600	29,840
Daimler AG (Reg.)	999,200	46,412
Deutsche Bank AG	1,159,700	75,264
Deutsche Boerse AG	673,925	53,404
Deutsche Telekom AG (Reg.)	2,350,200	30,059
E.ON AG	3,371,600	127,631
Fresenius Medical Care AG & Co. KGaA	269,600	12,380
GEA Group AG	2,094,883	34,306
MAN AG	726,000	50,184
Munich Re Group (Reg.)	397,600	60,119
Siemens AG (Reg.)	820,700	65,228
TOTAL GERMANY		716,135
Hong Kong - 2.1%
Cheung Kong Holdings Ltd.	3,875,000	50,051
Hang Lung Properties Ltd.	4,149,000	15,204
Hong Kong Exchange & Clearing Ltd.	1,347,200	25,415
Li & Fung Ltd.	5,842,000	17,225
Sinotruk Hong Kong Ltd.	5,299,500	6,154
Sun Hung Kai Properties Ltd.	2,412,000	36,694
Techtronic Industries Co. Ltd.	40,156,000	33,317
TOTAL HONG KONG		184,060
India - 0.9%
HDFC Bank Ltd.	271,873	8,522
Indiabulls Real Estate Ltd.	3,640,000	18,746
Infosys Technologies Ltd.	208,452	8,998
Tata Steel Ltd.	2,910,000	28,133
Unitech Ltd.	6,939,025	13,073
TOTAL INDIA		77,472
Ireland - 0.8%
CRH PLC	1,516,200	36,196
Paddy Power PLC (Ireland)	1,445,597	35,965
TOTAL IRELAND		72,161
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	702,100	37,450
Common Stocks - continued
	Shares	Value (000s)
Italy - 1.1%
ENI SpA	2,184,400	$ 51,041
Fiat SpA (a)	4,035,900	44,752
TOTAL ITALY		95,793
Japan - 18.0%
Asics Corp.	3,472,000	32,845
Canon, Inc.	1,929,350	71,524
Daiwa Securities Group, Inc.	5,108,000	30,234
Denso Corp.	1,461,500	43,176
Fanuc Ltd.	334,300	27,455
Honda Motor Co. Ltd.	1,974,500	63,153
Inpex Corp.	2,467	18,879
JSR Corp.	1,569,900	28,308
JTEKT Corp.	3,961,000	44,839
Keyence Corp.	89,500	17,681
Misumi Group, Inc.	504,000	8,262
Mitsubishi Corp.	1,640,800	32,778
Mitsubishi UFJ Financial Group, Inc.	14,946,300	91,294
Mitsui & Co. Ltd.	3,594,700	45,100
Mitsui Sumitomo Insurance Group Holdings, Inc.	550,700	14,144
Murata Manufacturing Co. Ltd.	528,700	25,929
Nichi-iko Pharmaceutical Co. Ltd.	268,400	8,936
Nippon Electric Glass Co. Ltd.	1,996,000	23,165
Nissan Motor Co. Ltd.	6,947,800	50,421
Nitori Co. Ltd.	95,350	6,833
Nomura Holdings, Inc.	9,572,200	83,881
NSK Ltd.	6,657,000	36,096
Omron Corp.	1,268,200	20,563
ORIX Corp. (c)	785,290	49,719
Point, Inc.	47,180	2,543
Promise Co. Ltd. (c)	2,170,550	22,873
Rakuten, Inc.	72,690	46,713
Ricoh Co. Ltd.	4,194,000	55,057
Sawai Pharmaceutical Co. Ltd.	160,300	8,489
Shin-Etsu Chemical Co., Ltd.	752,400	40,559
SMC Corp.	105,900	11,954
Softbank Corp. (c)	2,491,000	53,053
Sony Financial Holdings, Inc.	7,489	23,090
Sumco Corp.	1,225,500	22,992
Sumitomo Mitsui Financial Group, Inc.	2,916,500	124,848
Takashimaya Co. Ltd.	2,636,000	21,732
THK Co. Ltd.	1,760,000	28,909
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tokio Marine Holdings, Inc.	1,837,000	$ 53,396
Tokyo Electron Ltd.	1,263,200	66,224
Toyota Motor Corp.	3,041,600	127,686
USS Co. Ltd.	326,080	20,404
TOTAL JAPAN		1,605,737
Korea (South) - 1.1%
Lotte Shopping Co. Ltd.	83,999	21,125
NHN Corp. (a)	212,392	31,007
Samsung Electronics Co. Ltd.	75,679	44,812
TOTAL KOREA (SOUTH)		96,944
Luxembourg - 1.8%
ArcelorMittal SA (NY Shares) Class A	2,536,300	91,408
Millicom International Cellular SA (a)	282,400	20,940
SES SA (A Shares) FDR unit	1,053,068	21,072
Tenaris SA	1,960,300	29,727
TOTAL LUXEMBOURG		163,147
Netherlands - 2.8%
Akzo Nobel NV	686,300	37,654
ASML Holding NV (Netherlands)	1,536,400	40,119
Gemalto NV (a)(c)	957,830	35,767
James Hardie Industries NV unit	8,643,799	37,518
Koninklijke Ahold NV	1,111,192	12,637
Randstad Holdings NV (a)	1,378,500	47,742
Royal DSM NV	991,600	35,445
TOTAL NETHERLANDS		246,882
Netherlands Antilles - 0.2%
Schlumberger Ltd.	300,900	16,098
Norway - 0.5%
DnB NOR ASA (a)	2,649,400	23,046
Pronova BioPharma ASA (a)	4,726,590	14,723
Sevan Marine ASA (a)	6,442,000	8,405
TOTAL NORWAY		46,174
Singapore - 0.7%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	9,311
CapitaLand Ltd.	7,827,000	20,775
Singapore Exchange Ltd.	5,754,250	34,865
TOTAL SINGAPORE		64,951
Common Stocks - continued
	Shares	Value (000s)
South Africa - 1.0%
MTN Group Ltd.	5,254,600	$ 86,674
Spain - 2.6%
Banco Santander SA	3,311,500	47,952
Inditex SA	336,374	18,093
Telefonica SA	6,587,600	163,893
TOTAL SPAIN		229,938
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares)	891,750	53,007
Intrum Justitia AB	444,258	4,586
TOTAL SWEDEN		57,593
Switzerland - 7.4%
Actelion Ltd. (Reg.) (a)	1,127,883	62,217
BB BIOTECH AG	354,261	24,034
Credit Suisse Group sponsored ADR	1,353,900	64,134
Nestle SA (Reg.)	3,524,290	145,041
Nobel Biocare Holding AG (Switzerland)	1,045,000	24,818
Partners Group Holding	176,756	18,608
Roche Holding AG (participation certificate)	879,208	138,630
Sonova Holding AG	574,683	50,684
Syngenta AG (Switzerland)	181,599	41,791
UBS AG (For. Reg.) (a)	2,579,240	37,759
Zurich Financial Services AG (Reg.)	285,674	56,138
TOTAL SWITZERLAND		663,854
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	20,073
Taiwan Semiconductor Manufacturing Co. Ltd.	14,076,998	25,271
TOTAL TAIWAN		45,344
United Kingdom - 22.1%
Aberdeen Asset Management PLC (c)	21,064,600	43,815
Aegis Group PLC	7,593,391	10,466
Anglo American PLC (United Kingdom)	1,394,300	44,959
AstraZeneca PLC (United Kingdom)	1,183,197	55,119
Babcock International Group PLC	2,715,100	21,354
Barclays PLC	8,379,300	42,598
BG Group PLC	3,675,900	61,352
BG Group PLC sponsored ADR	207,400	17,405
BHP Billiton PLC	5,198,900	135,759
BP PLC	18,078,300	149,940
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Capita Group PLC	3,229,593	$ 36,016
Carphone Warehouse Group PLC	15,229,553	45,672
Cookson Group PLC	3,097,460	16,107
Debenhams PLC	23,160,156	34,341
DSG International PLC	39,670,628	18,226
Experian PLC	2,838,100	23,424
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,304,189	13,067
(United Kingdom) (Reg.)	22,639,714	229,119
IG Group Holdings PLC	6,284,100	31,602
Imperial Tobacco Group PLC	2,343,400	66,988
Inchcape PLC	28,272,600	12,990
Informa PLC	13,289,260	53,230
InterContinental Hotel Group PLC	2,118,900	24,037
International Personal Finance PLC	9,709,188	21,736
Johnson Matthey PLC	1,048,300	24,800
Kesa Electricals PLC	1,602,432	3,487
Man Group PLC	13,203,500	61,049
Misys PLC	7,892,600	23,900
Mothercare PLC	166,990	1,479
National Grid PLC	2,313,300	21,585
NEXT PLC	976,170	27,807
Prudential PLC	6,511,200	48,762
Reckitt Benckiser Group PLC	1,760,600	84,596
Rio Tinto PLC (Reg.)	2,944,944	122,669
Royal Dutch Shell PLC Class B	3,128,812	81,144
SSL International PLC	4,962,409	46,884
Standard Chartered PLC (United Kingdom)	2,710,473	64,348
Taylor Wimpey PLC	31,449,272	20,491
The Game Group PLC	3,234,200	7,943
Vodafone Group PLC	22,137,829	45,522
Wolseley PLC (a)	1,433,164	32,061
WPP PLC	2,864,700	22,098
Xstrata PLC	1,889,800	25,517
TOTAL UNITED KINGDOM		1,975,464
United States of America - 2.3%
Applied Materials, Inc.	1,598,400	22,058
Cisco Systems, Inc. (a)	793,800	17,472
Cummins, Inc.	583,700	25,105
Goldman Sachs Group, Inc.	200,600	32,758
Morgan Stanley	776,800	22,139
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Regal-Beloit Corp.	493,900	$ 22,897
Sohu.com, Inc. (a)	281,100	17,195
Union Pacific Corp.	506,200	29,117
Visa, Inc. Class A	187,600	12,280
TOTAL UNITED STATES OF AMERICA		201,021
TOTAL COMMON STOCKS (Cost $8,248,921)		8,630,264
Nonconvertible Preferred Stocks - 0.5%

Italy - 0.5%
Intesa Sanpaolo SpA (Cost $50,572)	15,194,902	42,880
Government Obligations - 0.2%
Principal Amount (000s)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 8/6/09 to 8/20/09 (e) (Cost $18,549)	$ 18,550	18,550
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.37% (f)	280,047,168	280,047
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	133,296,648	133,297
TOTAL MONEY MARKET FUNDS (Cost $413,344)		413,344
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $8,731,386)		9,105,038
NET OTHER ASSETS - (1.9)%		(171,569)
NET ASSETS - 100%		$ 8,933,469
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,493 TOPIX 150 Index Contracts (Japan)	Sept. 2009	$ 150,783	$ 5,515

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,550,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 712
Total	$ 1,469	$ -	$ -	$ -	$ 712
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,359
Fidelity Securities Lending Cash Central Fund	5,699
Total	$ 8,058
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,975,464	$ 1,214,186	$ 761,278	$ -
Japan	1,605,737	1,117,778	487,959	-
France	783,729	552,469	231,260	-
Germany	716,135	499,173	216,962	-
Switzerland	663,854	584,305	79,549	-
Australia	271,229	271,229	-	-
Netherlands	246,882	206,763	40,119	-
Spain	229,938	18,093	211,845	-
China	218,781	188,674	30,107	-
Other	1,961,395	1,910,354	51,041	-
Government Obligations	18,550	-	18,550	-
Money Market Funds	413,344	413,344	-	-
Total Investments in Securities:	$ 9,105,038	$ 6,976,368	$ 2,128,670	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,515	$ 5,515	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,860,237,000. Net unrealized appreciation aggregated $244,801,000, of which $1,304,871,000 related to appreciated investment securities and $1,060,070,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.103

AIGI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.0%
Billabong International Ltd.	4,444,914	$ 34,199
BlueScope Steel Ltd.	11,646,954	32,825
Commonwealth Bank of Australia	1,665,640	59,619
Macquarie Group Ltd.	959,398	35,319
QBE Insurance Group Ltd.	1,258,503	20,523
Wesfarmers Ltd.	3,100,363	67,025
Westfield Group unit	2,292,214	21,719
TOTAL AUSTRALIA		271,229
Belgium - 1.1%
Anheuser-Busch InBev SA NV	2,464,800	98,064
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	1,418,333	6,161
Huabao International Holdings Ltd.	18,440,000	19,249
Ports Design Ltd.	3,505,500	9,038
Seadrill Ltd.	1,843,300	29,580
TOTAL BERMUDA		64,028
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	20,555
GVT Holding SA (a)	247,900	4,797
Vivo Participacoes SA sponsored ADR	3,178,500	72,374
Votorantim Celulose e Papel SA sponsored ADR (a)	1,666,300	24,895
TOTAL BRAZIL		122,621
British Virgin Islands - 0.2%
Playtech Ltd. (c)	3,758,978	18,322
Canada - 1.6%
Canadian Natural Resources Ltd.	505,600	30,392
Niko Resources Ltd.	498,400	35,113
Open Text Corp. (a)	441,600	16,736
Petro-Canada	474,800	19,607
Petrobank Energy & Resources Ltd. (a)	813,500	24,752
Suncor Energy, Inc.	553,800	17,909
TOTAL CANADA		144,509
Cayman Islands - 1.1%
Belle International Holdings Ltd.	24,557,000	24,874
China Dongxiang Group Co. Ltd.	54,011,000	41,049
China High Speed Transmission Equipment Group Co. Ltd.	12,191,000	30,549
Xinyu Hengdeli Holdings Ltd.	14,348,000	5,313
TOTAL CAYMAN ISLANDS		101,785
Common Stocks - continued
	Shares	Value (000s)
China - 2.5%
BYD Co. Ltd. (H Shares) (a)	4,827,000	$ 26,751
Changyou.com Ltd. (A Shares) ADR (c)	29,200	1,073
China Merchants Bank Co. Ltd. (H Shares)	10,435,200	24,533
China Telecom Corp. Ltd. (H Shares)	57,896,000	30,109
Industrial & Commercial Bank of China Ltd.	25,330,000	18,238
Li Ning Co. Ltd.	7,046,500	23,322
NetEase.com, Inc. sponsored ADR (a)	344,153	15,163
Tencent Holdings Ltd.	3,102,400	41,873
ZTE Corp. (H Shares)	8,648,464	37,719
TOTAL CHINA		218,781
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(d)	10,023,000	712
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	64,414
Vestas Wind Systems AS (a)	318,396	22,425
William Demant Holding AS (a)	94,500	5,625
TOTAL DENMARK		92,464
Finland - 0.3%
Nokia Corp. sponsored ADR	2,333,400	31,128
France - 8.8%
Accor SA	488,751	20,863
Alstom SA	656,812	45,093
AXA SA	2,972,466	62,742
BNP Paribas SA	1,687,861	123,048
Cap Gemini SA	684,300	31,595
Carrefour SA	892,453	41,892
Danone	636,800	34,167
Iliad Group SA	328,082	35,023
LVMH Moet Hennessy - Louis Vuitton	272,400	24,572
Orpea	470,828	22,373
Pernod Ricard SA (c)	381,300	29,629
PPR SA	347,600	38,737
Sanofi-Aventis	612,600	40,079
Schneider Electric SA	419,838	38,140
Societe Generale Series A	726,552	46,650
Total SA Series B	2,315,900	128,437
Unibail-Rodamco (c)	118,400	20,689
TOTAL FRANCE		783,729
Common Stocks - continued
	Shares	Value (000s)
Germany - 8.0%
Aixtron AG	1,858,000	$ 30,453
BASF AG	1,198,800	60,074
Bayerische Motoren Werke AG (BMW)	882,300	40,781
Beiersdorf AG	592,600	29,840
Daimler AG (Reg.)	999,200	46,412
Deutsche Bank AG	1,159,700	75,264
Deutsche Boerse AG	673,925	53,404
Deutsche Telekom AG (Reg.)	2,350,200	30,059
E.ON AG	3,371,600	127,631
Fresenius Medical Care AG & Co. KGaA	269,600	12,380
GEA Group AG	2,094,883	34,306
MAN AG	726,000	50,184
Munich Re Group (Reg.)	397,600	60,119
Siemens AG (Reg.)	820,700	65,228
TOTAL GERMANY		716,135
Hong Kong - 2.1%
Cheung Kong Holdings Ltd.	3,875,000	50,051
Hang Lung Properties Ltd.	4,149,000	15,204
Hong Kong Exchange & Clearing Ltd.	1,347,200	25,415
Li & Fung Ltd.	5,842,000	17,225
Sinotruk Hong Kong Ltd.	5,299,500	6,154
Sun Hung Kai Properties Ltd.	2,412,000	36,694
Techtronic Industries Co. Ltd.	40,156,000	33,317
TOTAL HONG KONG		184,060
India - 0.9%
HDFC Bank Ltd.	271,873	8,522
Indiabulls Real Estate Ltd.	3,640,000	18,746
Infosys Technologies Ltd.	208,452	8,998
Tata Steel Ltd.	2,910,000	28,133
Unitech Ltd.	6,939,025	13,073
TOTAL INDIA		77,472
Ireland - 0.8%
CRH PLC	1,516,200	36,196
Paddy Power PLC (Ireland)	1,445,597	35,965
TOTAL IRELAND		72,161
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	702,100	37,450
Common Stocks - continued
	Shares	Value (000s)
Italy - 1.1%
ENI SpA	2,184,400	$ 51,041
Fiat SpA (a)	4,035,900	44,752
TOTAL ITALY		95,793
Japan - 18.0%
Asics Corp.	3,472,000	32,845
Canon, Inc.	1,929,350	71,524
Daiwa Securities Group, Inc.	5,108,000	30,234
Denso Corp.	1,461,500	43,176
Fanuc Ltd.	334,300	27,455
Honda Motor Co. Ltd.	1,974,500	63,153
Inpex Corp.	2,467	18,879
JSR Corp.	1,569,900	28,308
JTEKT Corp.	3,961,000	44,839
Keyence Corp.	89,500	17,681
Misumi Group, Inc.	504,000	8,262
Mitsubishi Corp.	1,640,800	32,778
Mitsubishi UFJ Financial Group, Inc.	14,946,300	91,294
Mitsui & Co. Ltd.	3,594,700	45,100
Mitsui Sumitomo Insurance Group Holdings, Inc.	550,700	14,144
Murata Manufacturing Co. Ltd.	528,700	25,929
Nichi-iko Pharmaceutical Co. Ltd.	268,400	8,936
Nippon Electric Glass Co. Ltd.	1,996,000	23,165
Nissan Motor Co. Ltd.	6,947,800	50,421
Nitori Co. Ltd.	95,350	6,833
Nomura Holdings, Inc.	9,572,200	83,881
NSK Ltd.	6,657,000	36,096
Omron Corp.	1,268,200	20,563
ORIX Corp. (c)	785,290	49,719
Point, Inc.	47,180	2,543
Promise Co. Ltd. (c)	2,170,550	22,873
Rakuten, Inc.	72,690	46,713
Ricoh Co. Ltd.	4,194,000	55,057
Sawai Pharmaceutical Co. Ltd.	160,300	8,489
Shin-Etsu Chemical Co., Ltd.	752,400	40,559
SMC Corp.	105,900	11,954
Softbank Corp. (c)	2,491,000	53,053
Sony Financial Holdings, Inc.	7,489	23,090
Sumco Corp.	1,225,500	22,992
Sumitomo Mitsui Financial Group, Inc.	2,916,500	124,848
Takashimaya Co. Ltd.	2,636,000	21,732
THK Co. Ltd.	1,760,000	28,909
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tokio Marine Holdings, Inc.	1,837,000	$ 53,396
Tokyo Electron Ltd.	1,263,200	66,224
Toyota Motor Corp.	3,041,600	127,686
USS Co. Ltd.	326,080	20,404
TOTAL JAPAN		1,605,737
Korea (South) - 1.1%
Lotte Shopping Co. Ltd.	83,999	21,125
NHN Corp. (a)	212,392	31,007
Samsung Electronics Co. Ltd.	75,679	44,812
TOTAL KOREA (SOUTH)		96,944
Luxembourg - 1.8%
ArcelorMittal SA (NY Shares) Class A	2,536,300	91,408
Millicom International Cellular SA (a)	282,400	20,940
SES SA (A Shares) FDR unit	1,053,068	21,072
Tenaris SA	1,960,300	29,727
TOTAL LUXEMBOURG		163,147
Netherlands - 2.8%
Akzo Nobel NV	686,300	37,654
ASML Holding NV (Netherlands)	1,536,400	40,119
Gemalto NV (a)(c)	957,830	35,767
James Hardie Industries NV unit	8,643,799	37,518
Koninklijke Ahold NV	1,111,192	12,637
Randstad Holdings NV (a)	1,378,500	47,742
Royal DSM NV	991,600	35,445
TOTAL NETHERLANDS		246,882
Netherlands Antilles - 0.2%
Schlumberger Ltd.	300,900	16,098
Norway - 0.5%
DnB NOR ASA (a)	2,649,400	23,046
Pronova BioPharma ASA (a)	4,726,590	14,723
Sevan Marine ASA (a)	6,442,000	8,405
TOTAL NORWAY		46,174
Singapore - 0.7%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	9,311
CapitaLand Ltd.	7,827,000	20,775
Singapore Exchange Ltd.	5,754,250	34,865
TOTAL SINGAPORE		64,951
Common Stocks - continued
	Shares	Value (000s)
South Africa - 1.0%
MTN Group Ltd.	5,254,600	$ 86,674
Spain - 2.6%
Banco Santander SA	3,311,500	47,952
Inditex SA	336,374	18,093
Telefonica SA	6,587,600	163,893
TOTAL SPAIN		229,938
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares)	891,750	53,007
Intrum Justitia AB	444,258	4,586
TOTAL SWEDEN		57,593
Switzerland - 7.4%
Actelion Ltd. (Reg.) (a)	1,127,883	62,217
BB BIOTECH AG	354,261	24,034
Credit Suisse Group sponsored ADR	1,353,900	64,134
Nestle SA (Reg.)	3,524,290	145,041
Nobel Biocare Holding AG (Switzerland)	1,045,000	24,818
Partners Group Holding	176,756	18,608
Roche Holding AG (participation certificate)	879,208	138,630
Sonova Holding AG	574,683	50,684
Syngenta AG (Switzerland)	181,599	41,791
UBS AG (For. Reg.) (a)	2,579,240	37,759
Zurich Financial Services AG (Reg.)	285,674	56,138
TOTAL SWITZERLAND		663,854
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	20,073
Taiwan Semiconductor Manufacturing Co. Ltd.	14,076,998	25,271
TOTAL TAIWAN		45,344
United Kingdom - 22.1%
Aberdeen Asset Management PLC (c)	21,064,600	43,815
Aegis Group PLC	7,593,391	10,466
Anglo American PLC (United Kingdom)	1,394,300	44,959
AstraZeneca PLC (United Kingdom)	1,183,197	55,119
Babcock International Group PLC	2,715,100	21,354
Barclays PLC	8,379,300	42,598
BG Group PLC	3,675,900	61,352
BG Group PLC sponsored ADR	207,400	17,405
BHP Billiton PLC	5,198,900	135,759
BP PLC	18,078,300	149,940
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Capita Group PLC	3,229,593	$ 36,016
Carphone Warehouse Group PLC	15,229,553	45,672
Cookson Group PLC	3,097,460	16,107
Debenhams PLC	23,160,156	34,341
DSG International PLC	39,670,628	18,226
Experian PLC	2,838,100	23,424
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,304,189	13,067
(United Kingdom) (Reg.)	22,639,714	229,119
IG Group Holdings PLC	6,284,100	31,602
Imperial Tobacco Group PLC	2,343,400	66,988
Inchcape PLC	28,272,600	12,990
Informa PLC	13,289,260	53,230
InterContinental Hotel Group PLC	2,118,900	24,037
International Personal Finance PLC	9,709,188	21,736
Johnson Matthey PLC	1,048,300	24,800
Kesa Electricals PLC	1,602,432	3,487
Man Group PLC	13,203,500	61,049
Misys PLC	7,892,600	23,900
Mothercare PLC	166,990	1,479
National Grid PLC	2,313,300	21,585
NEXT PLC	976,170	27,807
Prudential PLC	6,511,200	48,762
Reckitt Benckiser Group PLC	1,760,600	84,596
Rio Tinto PLC (Reg.)	2,944,944	122,669
Royal Dutch Shell PLC Class B	3,128,812	81,144
SSL International PLC	4,962,409	46,884
Standard Chartered PLC (United Kingdom)	2,710,473	64,348
Taylor Wimpey PLC	31,449,272	20,491
The Game Group PLC	3,234,200	7,943
Vodafone Group PLC	22,137,829	45,522
Wolseley PLC (a)	1,433,164	32,061
WPP PLC	2,864,700	22,098
Xstrata PLC	1,889,800	25,517
TOTAL UNITED KINGDOM		1,975,464
United States of America - 2.3%
Applied Materials, Inc.	1,598,400	22,058
Cisco Systems, Inc. (a)	793,800	17,472
Cummins, Inc.	583,700	25,105
Goldman Sachs Group, Inc.	200,600	32,758
Morgan Stanley	776,800	22,139
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Regal-Beloit Corp.	493,900	$ 22,897
Sohu.com, Inc. (a)	281,100	17,195
Union Pacific Corp.	506,200	29,117
Visa, Inc. Class A	187,600	12,280
TOTAL UNITED STATES OF AMERICA		201,021
TOTAL COMMON STOCKS (Cost $8,248,921)		8,630,264
Nonconvertible Preferred Stocks - 0.5%

Italy - 0.5%
Intesa Sanpaolo SpA (Cost $50,572)	15,194,902	42,880
Government Obligations - 0.2%
Principal Amount (000s)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 8/6/09 to 8/20/09 (e) (Cost $18,549)	$ 18,550	18,550
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.37% (f)	280,047,168	280,047
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	133,296,648	133,297
TOTAL MONEY MARKET FUNDS (Cost $413,344)		413,344
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $8,731,386)		9,105,038
NET OTHER ASSETS - (1.9)%		(171,569)
NET ASSETS - 100%		$ 8,933,469
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,493 TOPIX 150 Index Contracts (Japan)	Sept. 2009	$ 150,783	$ 5,515

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,550,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 712
Total	$ 1,469	$ -	$ -	$ -	$ 712
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,359
Fidelity Securities Lending Cash Central Fund	5,699
Total	$ 8,058
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,975,464	$ 1,214,186	$ 761,278	$ -
Japan	1,605,737	1,117,778	487,959	-
France	783,729	552,469	231,260	-
Germany	716,135	499,173	216,962	-
Switzerland	663,854	584,305	79,549	-
Australia	271,229	271,229	-	-
Netherlands	246,882	206,763	40,119	-
Spain	229,938	18,093	211,845	-
China	218,781	188,674	30,107	-
Other	1,961,395	1,910,354	51,041	-
Government Obligations	18,550	-	18,550	-
Money Market Funds	413,344	413,344	-	-
Total Investments in Securities:	$ 9,105,038	$ 6,976,368	$ 2,128,670	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,515	$ 5,515	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,860,237,000. Net unrealized appreciation aggregated $244,801,000, of which $1,304,871,000 related to appreciated investment securities and $1,060,070,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2009

1.863103.101

IGF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 3.2%
CSL Ltd.	4,318	$ 110,320
Macquarie Airports unit	21,907	45,619
Macquarie Group Ltd.	2,590	95,348
OZ Minerals Ltd.	35,962	33,684
QBE Insurance Group Ltd.	6,295	102,658
Woolworths Ltd.	11,429	260,458
TOTAL AUSTRALIA		648,087
Belgium - 2.9%
Anheuser-Busch InBev SA NV	12,700	505,280
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	27
Umicore SA	3,364	87,836
TOTAL BELGIUM		593,143
Bermuda - 1.7%
Lazard Ltd. Class A	2,600	96,174
Ports Design Ltd.	74,000	190,780
Seadrill Ltd.	3,300	52,955
TOTAL BERMUDA		339,909
Brazil - 4.5%
BM&F BOVESPA SA	31,200	201,312
Braskem SA Class A sponsored ADR (a)	9,100	81,445
Itau Unibanco Banco Multiplo SA ADR	8,300	148,487
MRV Engenharia e Participacoes SA	11,700	199,076
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,100	127,844
Vale SA sponsored ADR	5,400	106,542
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	3,300	49,302
TOTAL BRAZIL		914,008
Canada - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	2,400	140,768
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	73,068
Niko Resources Ltd.	800	56,361
Petrobank Energy & Resources Ltd. (a)	2,000	60,853
TOTAL CANADA		331,050
Denmark - 1.2%
Novo Nordisk AS Series B sponsored ADR	3,700	216,043
Vestas Wind Systems AS (a)	500	35,216
TOTAL DENMARK		251,259
Common Stocks - continued
	Shares	Value
Finland - 1.0%
Nokian Tyres PLC	5,500	$ 116,172
Outotec Oyj	3,400	80,586
TOTAL FINLAND		196,758
France - 5.5%
Alstom SA	553	37,966
Audika SA	3,250	87,175
Danone	3,851	206,620
Delachaux SA	709	45,907
GDF Suez	3,765	143,837
Laurent-Perrier Group	641	42,637
Pernod Ricard SA	500	38,852
Remy Cointreau SA	1,904	75,359
Total SA Series B	7,296	404,627
Veolia Environnement sponsored ADR	1,400	48,174
TOTAL FRANCE		1,131,154
Germany - 3.8%
Bayer AG	2,100	128,880
centrotherm photovoltaics AG (a)	1,800	93,177
Deutsche Bank AG (NY Shares)	2,100	136,290
E.ON AG	4,138	156,642
Linde AG	1,100	103,818
Siemens AG sponsored ADR	1,400	111,272
Vossloh AG	400	46,395
TOTAL GERMANY		776,474
Greece - 0.2%
Terna Energy SA	5,800	45,052
Hong Kong - 1.3%
Hong Kong Exchange & Clearing Ltd.	13,800	260,335
India - 1.3%
Bharti Airtel Ltd.	18,134	155,499
Tata Steel Ltd.	11,064	106,962
TOTAL INDIA		262,461
Ireland - 0.3%
CRH PLC sponsored ADR	2,800	69,244
Israel - 0.2%
Partner Communications Co. Ltd. ADR (c)	1,740	32,816
Common Stocks - continued
	Shares	Value
Italy - 0.9%
Azimut Holdings SpA	8,200	$ 87,653
Fiat SpA (a)	8,900	98,687
TOTAL ITALY		186,340
Japan - 12.1%
Autobacs Seven Co. Ltd.	2,500	85,350
Denso Corp.	7,100	209,751
East Japan Railway Co.	2,100	120,526
Fanuc Ltd.	1,700	139,615
Japan Steel Works Ltd.	5,000	65,532
Keyence Corp.	520	102,725
Kobayashi Pharmaceutical Co. Ltd.	2,300	88,733
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	27,600	171,120
Nagaileben Co. Ltd.	2,000	40,503
Nippon Seiki Co. Ltd.	8,000	98,510
Nippon Thompson Co. Ltd.	16,000	77,117
ORIX Corp.	1,600	101,300
Osaka Securities Exchange Co. Ltd.	17	76,366
Ozeki Co. Ltd.	4,300	128,395
Promise Co. Ltd. (c)	7,700	81,143
Shin-Etsu Chemical Co., Ltd.	3,200	172,498
Shiseido Co. Ltd.	3,000	48,959
SHO-BOND Holdings Co. Ltd.	2,200	41,624
Sony Financial Holdings, Inc.	17	52,414
Sumitomo Mitsui Financial Group, Inc.	4,100	175,510
The Nippon Synthetic Chemical Industry Co. Ltd.	15,000	73,882
Tokio Marine Holdings, Inc.	4,700	136,613
Tsumura & Co.	3,300	106,733
USS Co. Ltd.	1,270	79,467
TOTAL JAPAN		2,474,386
Korea (South) - 0.5%
NHN Corp. (a)	655	95,622
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	2,200	79,288
Mexico - 2.1%
America Movil SAB de CV Series L sponsored ADR	2,000	86,020
Cemex SA de CV sponsored ADR (a)	7,628	71,627
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	1,800	63,414
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	2,000	$ 77,200
Wal-Mart de Mexico SA de CV Series V	36,400	123,880
TOTAL MEXICO		422,141
Netherlands - 2.4%
Akzo Nobel NV	800	43,892
ASML Holding NV (NY Shares)	8,200	213,282
James Hardie Industries NV sponsored ADR	3,800	79,572
Koninklijke KPN NV	5,800	87,170
QIAGEN NV (a)	4,000	75,840
TOTAL NETHERLANDS		499,756
Papua New Guinea - 0.6%
Lihir Gold Ltd. sponsored ADR (a)(c)	4,000	94,440
Oil Search Ltd.	8,155	38,465
TOTAL PAPUA NEW GUINEA		132,905
Philippines - 0.4%
Jollibee Food Corp.	71,200	74,877
Singapore - 1.7%
CapitaLand Ltd.	26,000	69,011
City Developments Ltd.	8,000	56,365
Singapore Exchange Ltd.	28,000	169,650
Wing Tai Holdings Ltd.	35,000	42,072
TOTAL SINGAPORE		337,098
South Africa - 3.1%
African Rainbow Minerals Ltd.	10,039	170,081
Blue Financial Services Ltd. (a)	127,300	37,895
JSE Ltd.	11,100	86,526
Mr. Price Group Ltd.	21,300	83,800
MTN Group Ltd.	14,900	245,773
TOTAL SOUTH AFRICA		624,075
Spain - 3.4%
Grifols SA	2,438	44,390
Inditex SA	2,200	118,336
Prosegur Comp Securidad SA (Reg.)	2,000	69,410
Telefonica SA sponsored ADR	6,200	462,768
TOTAL SPAIN		694,904
Common Stocks - continued
	Shares	Value
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,700	$ 219,934
Swedish Match Co.	3,000	57,259
TOTAL SWEDEN		277,193
Switzerland - 11.4%
ABB Ltd. sponsored ADR	9,200	168,176
Actelion Ltd. (Reg.) (a)	2,180	120,255
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	2,175	1,995
Series B (Reg.)	2,175	70,929
Credit Suisse Group sponsored ADR	5,600	265,272
Nestle SA (Reg.)	18,332	754,449
Novartis AG sponsored ADR	3,000	136,860
Roche Holding AG (participation certificate)	4,335	683,524
Sonova Holding AG	1,291	113,860
TOTAL SWITZERLAND		2,315,320
Turkey - 1.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,800	94,514
Asya Katilim Bankasi AS (a)	54,000	103,514
Coca-Cola Icecek AS	13,000	77,765
Turkiye Garanti Bankasi AS (a)	34,000	120,182
TOTAL TURKEY		395,975
United Kingdom - 17.4%
Aberdeen Asset Management PLC	15,900	33,072
Babcock International Group PLC	11,600	91,232
BAE Systems PLC	23,100	118,481
BG Group PLC	19,000	317,116
BHP Billiton PLC ADR	11,400	603,060
Bovis Homes Group PLC	15,400	118,867
British American Tobacco PLC sponsored ADR	1,300	80,847
Cobham PLC	20,800	62,238
GlaxoSmithKline PLC sponsored ADR	2,800	107,212
Great Portland Estates PLC	18,163	70,552
Informa PLC	15,941	63,852
Johnson Matthey PLC	4,743	112,206
Man Group PLC	13,323	61,601
National Grid PLC	6,600	61,584
Persimmon PLC	5,525	41,561
Reckitt Benckiser Group PLC	6,400	307,516
Rio Tinto PLC:
(Reg.)	2,835	118,089
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC: - continued
sponsored ADR (c)	1,550	$ 259,749
Serco Group PLC	28,200	190,104
Shaftesbury PLC	15,333	84,664
Spirax-Sarco Engineering PLC	2,500	38,343
Standard Chartered PLC (United Kingdom)	11,400	270,643
Ted Baker PLC	12,300	76,856
Tesco PLC	27,900	171,301
Victrex PLC	7,900	86,054
TOTAL UNITED KINGDOM		3,546,800
United States of America - 9.1%
Advanced Energy Industries, Inc. (a)	11,400	137,142
Airgas, Inc.	800	35,664
Allergan, Inc.	1,500	80,145
Autoliv, Inc.	2,300	82,363
Berkshire Hathaway, Inc. Class B (a)	32	101,776
CyberSource Corp. (a)	6,300	109,242
FMC Technologies, Inc. (a)	1,000	43,500
Gilead Sciences, Inc. (a)	1,500	73,395
Goldman Sachs Group, Inc.	800	130,640
Juniper Networks, Inc. (a)	5,100	133,263
Martin Marietta Materials, Inc.	800	68,856
Mohawk Industries, Inc. (a)	2,700	139,266
Philip Morris International, Inc.	2,000	93,200
Pricesmart, Inc.	6,305	102,835
Varian Semiconductor Equipment Associates, Inc. (a)	3,200	102,528
Visa, Inc. Class A	6,300	412,398
TOTAL UNITED STATES OF AMERICA		1,846,213
TOTAL COMMON STOCKS (Cost $18,828,994)		19,854,643
Investment Companies - 1.5%

United States of America - 1.5%
iShares MSCI EAFE Growth Index ETF (Cost $276,426)	6,000	301,320
Money Market Funds - 1.8%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d) (Cost $372,925)	372,925	372,925
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $231,000)	$ 231,004	$ 231,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $19,709,345)		20,759,888
NET OTHER ASSETS - (1.9)%		(390,924)
NET ASSETS - 100%		$ 20,368,964
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$231,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 10,399
Barclays Capital, Inc.	40,278
Credit Suisse Securities (USA) LLC	10,566
Deutsche Bank Securities, Inc.	33,833
HSBC Securities (USA), Inc.	44,017
ING Financial Markets LLC	48,333
J.P. Morgan Securities, Inc.	7,323
Mizuho Securities USA, Inc.	8,056
Morgan Stanley & Co., Inc.	8,056
Societe Generale, New York Branch	20,139
$ 231,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,296
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 3,546,800	$ 3,428,711	$ 118,089	$ -
Japan	2,474,386	2,474,386	-	-
Switzerland	2,315,320	2,315,320	-	-
United States of America	2,147,533	2,147,533	-	-
France	1,131,154	726,527	404,627	-
Brazil	914,008	914,008	-	-
Germany	776,474	776,474	-	-
Spain	694,904	694,904	-	-
Australia	648,087	648,087	-	-
Other	5,507,297	5,507,297	-	-
Cash Equivalents	231,000	-	231,000	-
Money Market Funds	$ 372,925	$ 372,925	$ -	$ -
Total Investments in Securities:	$ 20,759,888	$ 20,006,172	$ 753,716	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,426,122. Net unrealized appreciation aggregated $333,766, of which $2,497,912 related to appreciated investment securities and $2,164,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863095.101

AIGF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 3.2%
CSL Ltd.	4,318	$ 110,320
Macquarie Airports unit	21,907	45,619
Macquarie Group Ltd.	2,590	95,348
OZ Minerals Ltd.	35,962	33,684
QBE Insurance Group Ltd.	6,295	102,658
Woolworths Ltd.	11,429	260,458
TOTAL AUSTRALIA		648,087
Belgium - 2.9%
Anheuser-Busch InBev SA NV	12,700	505,280
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	27
Umicore SA	3,364	87,836
TOTAL BELGIUM		593,143
Bermuda - 1.7%
Lazard Ltd. Class A	2,600	96,174
Ports Design Ltd.	74,000	190,780
Seadrill Ltd.	3,300	52,955
TOTAL BERMUDA		339,909
Brazil - 4.5%
BM&F BOVESPA SA	31,200	201,312
Braskem SA Class A sponsored ADR (a)	9,100	81,445
Itau Unibanco Banco Multiplo SA ADR	8,300	148,487
MRV Engenharia e Participacoes SA	11,700	199,076
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,100	127,844
Vale SA sponsored ADR	5,400	106,542
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	3,300	49,302
TOTAL BRAZIL		914,008
Canada - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	2,400	140,768
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	73,068
Niko Resources Ltd.	800	56,361
Petrobank Energy & Resources Ltd. (a)	2,000	60,853
TOTAL CANADA		331,050
Denmark - 1.2%
Novo Nordisk AS Series B sponsored ADR	3,700	216,043
Vestas Wind Systems AS (a)	500	35,216
TOTAL DENMARK		251,259
Common Stocks - continued
	Shares	Value
Finland - 1.0%
Nokian Tyres PLC	5,500	$ 116,172
Outotec Oyj	3,400	80,586
TOTAL FINLAND		196,758
France - 5.5%
Alstom SA	553	37,966
Audika SA	3,250	87,175
Danone	3,851	206,620
Delachaux SA	709	45,907
GDF Suez	3,765	143,837
Laurent-Perrier Group	641	42,637
Pernod Ricard SA	500	38,852
Remy Cointreau SA	1,904	75,359
Total SA Series B	7,296	404,627
Veolia Environnement sponsored ADR	1,400	48,174
TOTAL FRANCE		1,131,154
Germany - 3.8%
Bayer AG	2,100	128,880
centrotherm photovoltaics AG (a)	1,800	93,177
Deutsche Bank AG (NY Shares)	2,100	136,290
E.ON AG	4,138	156,642
Linde AG	1,100	103,818
Siemens AG sponsored ADR	1,400	111,272
Vossloh AG	400	46,395
TOTAL GERMANY		776,474
Greece - 0.2%
Terna Energy SA	5,800	45,052
Hong Kong - 1.3%
Hong Kong Exchange & Clearing Ltd.	13,800	260,335
India - 1.3%
Bharti Airtel Ltd.	18,134	155,499
Tata Steel Ltd.	11,064	106,962
TOTAL INDIA		262,461
Ireland - 0.3%
CRH PLC sponsored ADR	2,800	69,244
Israel - 0.2%
Partner Communications Co. Ltd. ADR (c)	1,740	32,816
Common Stocks - continued
	Shares	Value
Italy - 0.9%
Azimut Holdings SpA	8,200	$ 87,653
Fiat SpA (a)	8,900	98,687
TOTAL ITALY		186,340
Japan - 12.1%
Autobacs Seven Co. Ltd.	2,500	85,350
Denso Corp.	7,100	209,751
East Japan Railway Co.	2,100	120,526
Fanuc Ltd.	1,700	139,615
Japan Steel Works Ltd.	5,000	65,532
Keyence Corp.	520	102,725
Kobayashi Pharmaceutical Co. Ltd.	2,300	88,733
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	27,600	171,120
Nagaileben Co. Ltd.	2,000	40,503
Nippon Seiki Co. Ltd.	8,000	98,510
Nippon Thompson Co. Ltd.	16,000	77,117
ORIX Corp.	1,600	101,300
Osaka Securities Exchange Co. Ltd.	17	76,366
Ozeki Co. Ltd.	4,300	128,395
Promise Co. Ltd. (c)	7,700	81,143
Shin-Etsu Chemical Co., Ltd.	3,200	172,498
Shiseido Co. Ltd.	3,000	48,959
SHO-BOND Holdings Co. Ltd.	2,200	41,624
Sony Financial Holdings, Inc.	17	52,414
Sumitomo Mitsui Financial Group, Inc.	4,100	175,510
The Nippon Synthetic Chemical Industry Co. Ltd.	15,000	73,882
Tokio Marine Holdings, Inc.	4,700	136,613
Tsumura & Co.	3,300	106,733
USS Co. Ltd.	1,270	79,467
TOTAL JAPAN		2,474,386
Korea (South) - 0.5%
NHN Corp. (a)	655	95,622
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	2,200	79,288
Mexico - 2.1%
America Movil SAB de CV Series L sponsored ADR	2,000	86,020
Cemex SA de CV sponsored ADR (a)	7,628	71,627
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	1,800	63,414
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	2,000	$ 77,200
Wal-Mart de Mexico SA de CV Series V	36,400	123,880
TOTAL MEXICO		422,141
Netherlands - 2.4%
Akzo Nobel NV	800	43,892
ASML Holding NV (NY Shares)	8,200	213,282
James Hardie Industries NV sponsored ADR	3,800	79,572
Koninklijke KPN NV	5,800	87,170
QIAGEN NV (a)	4,000	75,840
TOTAL NETHERLANDS		499,756
Papua New Guinea - 0.6%
Lihir Gold Ltd. sponsored ADR (a)(c)	4,000	94,440
Oil Search Ltd.	8,155	38,465
TOTAL PAPUA NEW GUINEA		132,905
Philippines - 0.4%
Jollibee Food Corp.	71,200	74,877
Singapore - 1.7%
CapitaLand Ltd.	26,000	69,011
City Developments Ltd.	8,000	56,365
Singapore Exchange Ltd.	28,000	169,650
Wing Tai Holdings Ltd.	35,000	42,072
TOTAL SINGAPORE		337,098
South Africa - 3.1%
African Rainbow Minerals Ltd.	10,039	170,081
Blue Financial Services Ltd. (a)	127,300	37,895
JSE Ltd.	11,100	86,526
Mr. Price Group Ltd.	21,300	83,800
MTN Group Ltd.	14,900	245,773
TOTAL SOUTH AFRICA		624,075
Spain - 3.4%
Grifols SA	2,438	44,390
Inditex SA	2,200	118,336
Prosegur Comp Securidad SA (Reg.)	2,000	69,410
Telefonica SA sponsored ADR	6,200	462,768
TOTAL SPAIN		694,904
Common Stocks - continued
	Shares	Value
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,700	$ 219,934
Swedish Match Co.	3,000	57,259
TOTAL SWEDEN		277,193
Switzerland - 11.4%
ABB Ltd. sponsored ADR	9,200	168,176
Actelion Ltd. (Reg.) (a)	2,180	120,255
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	2,175	1,995
Series B (Reg.)	2,175	70,929
Credit Suisse Group sponsored ADR	5,600	265,272
Nestle SA (Reg.)	18,332	754,449
Novartis AG sponsored ADR	3,000	136,860
Roche Holding AG (participation certificate)	4,335	683,524
Sonova Holding AG	1,291	113,860
TOTAL SWITZERLAND		2,315,320
Turkey - 1.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,800	94,514
Asya Katilim Bankasi AS (a)	54,000	103,514
Coca-Cola Icecek AS	13,000	77,765
Turkiye Garanti Bankasi AS (a)	34,000	120,182
TOTAL TURKEY		395,975
United Kingdom - 17.4%
Aberdeen Asset Management PLC	15,900	33,072
Babcock International Group PLC	11,600	91,232
BAE Systems PLC	23,100	118,481
BG Group PLC	19,000	317,116
BHP Billiton PLC ADR	11,400	603,060
Bovis Homes Group PLC	15,400	118,867
British American Tobacco PLC sponsored ADR	1,300	80,847
Cobham PLC	20,800	62,238
GlaxoSmithKline PLC sponsored ADR	2,800	107,212
Great Portland Estates PLC	18,163	70,552
Informa PLC	15,941	63,852
Johnson Matthey PLC	4,743	112,206
Man Group PLC	13,323	61,601
National Grid PLC	6,600	61,584
Persimmon PLC	5,525	41,561
Reckitt Benckiser Group PLC	6,400	307,516
Rio Tinto PLC:
(Reg.)	2,835	118,089
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC: - continued
sponsored ADR (c)	1,550	$ 259,749
Serco Group PLC	28,200	190,104
Shaftesbury PLC	15,333	84,664
Spirax-Sarco Engineering PLC	2,500	38,343
Standard Chartered PLC (United Kingdom)	11,400	270,643
Ted Baker PLC	12,300	76,856
Tesco PLC	27,900	171,301
Victrex PLC	7,900	86,054
TOTAL UNITED KINGDOM		3,546,800
United States of America - 9.1%
Advanced Energy Industries, Inc. (a)	11,400	137,142
Airgas, Inc.	800	35,664
Allergan, Inc.	1,500	80,145
Autoliv, Inc.	2,300	82,363
Berkshire Hathaway, Inc. Class B (a)	32	101,776
CyberSource Corp. (a)	6,300	109,242
FMC Technologies, Inc. (a)	1,000	43,500
Gilead Sciences, Inc. (a)	1,500	73,395
Goldman Sachs Group, Inc.	800	130,640
Juniper Networks, Inc. (a)	5,100	133,263
Martin Marietta Materials, Inc.	800	68,856
Mohawk Industries, Inc. (a)	2,700	139,266
Philip Morris International, Inc.	2,000	93,200
Pricesmart, Inc.	6,305	102,835
Varian Semiconductor Equipment Associates, Inc. (a)	3,200	102,528
Visa, Inc. Class A	6,300	412,398
TOTAL UNITED STATES OF AMERICA		1,846,213
TOTAL COMMON STOCKS (Cost $18,828,994)		19,854,643
Investment Companies - 1.5%

United States of America - 1.5%
iShares MSCI EAFE Growth Index ETF (Cost $276,426)	6,000	301,320
Money Market Funds - 1.8%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d) (Cost $372,925)	372,925	372,925
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $231,000)	$ 231,004	$ 231,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $19,709,345)		20,759,888
NET OTHER ASSETS - (1.9)%		(390,924)
NET ASSETS - 100%		$ 20,368,964
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$231,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 10,399
Barclays Capital, Inc.	40,278
Credit Suisse Securities (USA) LLC	10,566
Deutsche Bank Securities, Inc.	33,833
HSBC Securities (USA), Inc.	44,017
ING Financial Markets LLC	48,333
J.P. Morgan Securities, Inc.	7,323
Mizuho Securities USA, Inc.	8,056
Morgan Stanley & Co., Inc.	8,056
Societe Generale, New York Branch	20,139
$ 231,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,296
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 3,546,800	$ 3,428,711	$ 118,089	$ -
Japan	2,474,386	2,474,386	-	-
Switzerland	2,315,320	2,315,320	-	-
United States of America	2,147,533	2,147,533	-	-
France	1,131,154	726,527	404,627	-
Brazil	914,008	914,008	-	-
Germany	776,474	776,474	-	-
Spain	694,904	694,904	-	-
Australia	648,087	648,087	-	-
Other	5,507,297	5,507,297	-	-
Cash Equivalents	231,000	-	231,000	-
Money Market Funds	$ 372,925	$ 372,925	$ -	$ -
Total Investments in Securities:	$ 20,759,888	$ 20,006,172	$ 753,716	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,426,122. Net unrealized appreciation aggregated $333,766, of which $2,497,912 related to appreciated investment securities and $2,164,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2009

1.804839.105

ISC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 8.1%
Allied Gold Ltd. (a)	2,565,540	$ 890,408
Allied Gold Ltd. (United Kingdom) (a)	5,293,600	1,813,024
ASX Ltd.	10,928	343,447
Austal Ltd.	109,280	257,722
Australian Worldwide Exploration Ltd.	440,507	983,617
Billabong International Ltd.	79,935	615,017
BlueScope Steel Ltd.	1,449,245	4,084,452
Centamin Egypt Ltd. (a)	3,606,944	5,287,921
Coal of Africa Ltd. (a)	2,406,504	3,377,259
David Jones Ltd.	1,322,659	5,685,558
Energy Resources of Australia Ltd.	63,801	1,349,926
Iress Market Technology Ltd. (c)	457,100	2,756,186
JB Hi-Fi Ltd.	424,442	5,998,838
Macquarie Group Ltd.	110,570	4,070,516
Monto Minerals Ltd. (a)	8,206,552	137
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	25
Navitas Ltd.	1,322,105	3,040,610
Newcrest Mining Ltd.	22,056	553,363
OZ Minerals Ltd.	2,675,018	2,505,572
Paladin Energy Ltd. (a)	136,133	519,147
Primary Health Care Ltd.	256,571	1,195,157
QBE Insurance Group Ltd.	104,925	1,711,101
Rio Tinto Ltd.	24,925	1,259,025
SAI Global Ltd.	1,521,435	3,626,272
Seek Ltd.	423,758	1,509,696
Stockland Corp. Ltd. unit	107,523	283,253
Tianshan Goldfields Ltd. (a)	944,712	70,316
Westfield Group unit	26,183	248,091
TOTAL AUSTRALIA		54,035,656
Austria - 0.6%
Andritz AG	90,800	3,979,441
Belgium - 0.2%
EVS Broadcast Equipment SA	7,700	446,659
Hansen Transmission International NV (a)	474,200	1,069,532
TOTAL BELGIUM		1,516,191
Bermuda - 2.7%
Aquarius Platinum Ltd. (Australia)	407,165	1,692,345
C C Land Holdings Ltd.	2,286,000	1,716,745
Dickson Concepts International Ltd.	2,584,500	1,367,310
GOME Electrical Appliances Holdings Ltd.	249,300	72,057
Common Stocks - continued
	Shares	Value
Bermuda - continued
K Wah International Holdings Ltd.	1,629,000	$ 670,530
Luk Fook Holdings International Ltd.	864,000	464,897
Oakley Capital Investments Ltd. (a)	1,252,400	1,569,289
Pacific Basin Shipping Ltd.	1,389,000	1,046,699
Peace Mark Holdings Ltd. (a)	788,000	1
PureCircle Ltd. (a)(c)	516,400	2,053,344
Seadrill Ltd.	118,300	1,898,372
Tai Fook Securities Group Ltd.	3,994,000	1,412,100
Vtech Holdings Ltd.	574,000	4,092,144
Zambezi Resources Ltd.:
CDI (a)	2,184,593	36,540
warrants 8/31/09 (a)	108,686	1
TOTAL BERMUDA		18,092,374
British Virgin Islands - 0.7%
Albidon Ltd. unit (a)	1,469,000	46,140
Kalahari Energy (a)(f)	1,451,000	906,875
Playtech Ltd. (c)	815,900	3,976,915
TOTAL BRITISH VIRGIN ISLANDS		4,929,930
Canada - 2.9%
AirSea Lines (a)(f)	1,893,338	27
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	27
European Goldfields Ltd. (a)	856,600	2,584,072
Moto Goldmines Ltd. (a)	84,900	397,963
Pacific Rubiales Energy Corp. (a)	505,000	5,399,916
Platmin Ltd. (a)	3,647,000	3,960,478
Red Back Mining, Inc. (a)	655,500	6,090,458
Rock Well Petroleum, Inc. (a)(f)	770,400	7
Starfield Resources, Inc. (a)	4,328,075	642,773
TOTAL CANADA		19,075,721
Cayman Islands - 1.9%
AAC Acoustic Technology Holdings, Inc.	910,000	878,314
China Metal International Holdings, Inc.	1,908,000	302,824
China Shanshui Cement Group Ltd.	370,000	240,624
China Shineway Pharmaceutical Group Ltd.	380,000	370,201
Eagle Nice (International) Holdings Ltd.	1,114,000	378,049
Haitian International Holdings Ltd.	380,000	124,054
International Consolidated Minerals, Inc. (a)	852,927	78,374
Kingboard Chemical Holdings Ltd.	22,500	71,421
Kingboard Laminates Holdings Ltd.	938,000	484,138
KWG Property Holding Ltd.	226,000	172,347
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Marwyn Value Investors II Ltd. (a)	1,911,200	$ 1,851,964
Orchid Developments Group Ltd. (a)	1,211,000	859,868
Pacific Textile Holdings Ltd.	4,958,000	1,778,517
Shimao Property Holdings Ltd.	539,500	1,084,590
Stella International Holdings Ltd.	134,000	221,666
Xingda International Holdings Ltd.	2,765,000	1,027,530
Xinyi Glass Holdings Co. Ltd.	1,350,000	1,175,829
Yip's Chemical Holdings Ltd.	2,112,000	1,163,666
TOTAL CAYMAN ISLANDS		12,263,976
China - 0.7%
Angang Steel Co. Ltd. (H Shares)	178,000	403,781
BBMG Corp. Class H	62,000	80,802
Golden Eagle Retail Group Ltd. (H Shares)	212,000	276,836
Shandong Chenming Paper Holdings Ltd. (B Shares)	1,620,900	1,259,098
Shenzhou International Group Holdings Ltd.	455,000	361,072
Weiqiao Textile Co. Ltd. (H Shares)	3,952,000	2,493,633
TOTAL CHINA		4,875,222
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,030,290
Mirland Development Corp. PLC (a)	784,400	1,605,359
TOTAL CYPRUS		5,635,649
Denmark - 1.1%
Genmab AS (a)	20,200	808,015
Vestas Wind Systems AS (a)	96,300	6,782,599
TOTAL DENMARK		7,590,614
Egypt - 0.2%
Talaat Moustafa Group Holding (a)	1,199,460	1,189,083
Finland - 1.1%
Nokian Tyres PLC	197,340	4,168,256
Talvivaara Mining Co. PLC (a)	476,900	2,993,814
TOTAL FINLAND		7,162,070
France - 6.4%
Altamir Amboise (a)	275,700	1,249,554
April Group	74,600	2,889,877
Audika SA	69,500	1,864,213
Boursorama (a)	48,800	450,698
Delachaux SA	49,500	3,205,081
Devoteam SA	41,900	853,967
Common Stocks - continued
	Shares	Value
France - continued
Faiveley SA	22,700	$ 1,908,837
Iliad Group SA	41,200	4,398,150
Laurent-Perrier Group	8,460	562,729
LeGuide.com SA (a)	85,700	2,027,589
Maisons France Confort	42,500	1,417,411
Meetic (a)(c)	222,700	7,093,961
Nexity	98,500	3,394,561
Sartorius Stedim Biotech	55,400	2,032,401
SeLoger.com (a)(c)	195,400	6,266,112
SR Teleperformance SA	96,800	3,062,805
TOTAL FRANCE		42,677,946
Germany - 4.8%
CompuGROUP Holding AG (a)	128,900	1,249,260
CTS Eventim AG	115,200	4,695,800
Delticom AG	141,300	3,776,022
ElringKlinger AG	189,600	3,637,261
KROMI Logistik AG (a)	118,200	1,455,534
Open Business Club AG (a)	2,450	99,518
Q-Cells SE (a)(c)	64,800	1,166,459
Rational AG (c)	24,400	2,990,745
Salzgitter AG	36,000	3,650,635
SMA Solar Technology AG	31,200	2,495,088
STRATEC Biomedical Systems AG (c)	38,810	1,038,243
United Internet AG (a)	228,800	2,918,570
Wirecard AG	263,550	2,835,966
TOTAL GERMANY		32,009,101
Greece - 0.4%
Babis Vovos International Technical SA (a)	154,400	902,240
Jumbo SA	150,400	1,639,836
TOTAL GREECE		2,542,076
Hong Kong - 2.9%
Chen Hsong Holdings Ltd.	1,324,000	398,062
China Everbright Ltd.	386,000	1,207,830
Chow Sang Sang Holdings International Ltd.	622,000	544,160
Dah Sing Financial Holdings Ltd.	110,800	506,116
Dynasty Fine Wines Group Ltd.	1,520,000	362,846
Fairwood Holdings Ltd.	1,059,000	975,665
Midland Holdings Ltd.	5,196,000	4,163,585
REXCAPITAL Financial Holdings Ltd. (a)	9,950,000	860,210
Sa Sa International Holdings Ltd.	1,200,000	560,527
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shun Tak Holdings Ltd.	5,646,000	$ 4,626,167
Singamas Container Holdings Ltd.	950,000	149,551
Techtronic Industries Co. Ltd.	3,585,500	2,974,866
Texwinca Holdings Ltd.	1,742,000	1,364,406
Tian An China Investments Co. Ltd.	649,000	381,033
TOTAL HONG KONG		19,075,024
India - 0.8%
Bajaj Auto Ltd.	14,751	376,833
Housing Development and Infrastructure Ltd.	158,735	919,219
Indiabulls Real Estate Ltd.	178,308	918,291
Maharashtra Seamless Ltd.	171,925	914,537
Patni Computer Systems Ltd.	202,804	1,533,805
Petronet LNG Ltd.	118,974	173,765
Tata Steel Ltd.	51,815	500,923
TOTAL INDIA		5,337,373
Indonesia - 0.2%
PT Astra International Tbk	142,000	419,205
PT Indocement Tunggal Prakarsa Tbk	1,008,000	944,527
TOTAL INDONESIA		1,363,732
Ireland - 0.9%
Dragon Oil PLC (a)	705,000	3,951,665
Kenmare Resources PLC warrants 12/31/09 (a)	1,712,500	135,901
Petroceltic International PLC (a)	9,132,800	1,678,399
Vimio PLC (a)	867,300	14
TOTAL IRELAND		5,765,979
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	311,490	1,331,853
Japan - 25.3%
ABC-Mart, Inc.	29,100	832,000
Aioi Insurance Co. Ltd.	251,000	1,193,848
Air Water, Inc.	217,000	2,406,014
Airport Facilities Co. Ltd.	168,800	920,630
Aozora Bank Ltd. (a)	384,000	531,699
ARCS Co. Ltd.	148,800	2,116,952
Arnest One Corp. (a)	397,000	1,833,728
Asahi Intecc Co. Ltd.	152,900	1,648,430
ASKUL Corp. (c)	36,600	674,669
Bank of Kyoto Ltd.	218,000	1,977,000
Common Stocks - continued
	Shares	Value
Japan - continued
Benesse Corp.	34,000	$ 1,473,417
C. Uyemura & Co. Ltd.	18,800	814,713
Central Glass Co. Ltd.	596,000	2,519,818
Chiba Bank Ltd.	248,000	1,609,470
Chiyoda Corp.	187,000	1,589,134
Create SD Holdings Co. Ltd.	48,200	1,044,393
Culture Convenience Club Co. Ltd. (c)	235,100	1,804,065
Daicel Chemical Industries Ltd.	330,000	2,103,266
Daido Steel Co. Ltd.	192,000	795,518
Daihen Corp.	443,000	1,479,632
Daikin Industries Ltd.	51,400	1,868,893
Daiseki Co. Ltd. (c)	99,830	2,184,210
Don Quijote Co. Ltd.	79,600	1,658,298
DTS Corp.	47,600	450,794
eAccess Ltd.	1,972	1,531,994
EPS Co. Ltd.	347	1,474,411
Exedy Corp.	101,500	2,397,764
Ferrotec Corp. (c)	74,600	841,330
FreeBit Co., Ltd. (c)	119	700,592
Fuji Oil Co. Ltd.	122,600	1,507,069
Fujikura Ltd.	236,000	1,249,720
Furukawa Electric Co. Ltd.	183,000	883,955
Hitachi Maxell Ltd. (c)	51,700	940,994
Hitachi Metals Ltd.	67,000	658,598
Hitachi Transport System Ltd.	123,900	1,572,814
Hoshizaki Electric Co. Ltd.	67,500	890,392
Ibiden Co. Ltd.	84,200	2,803,403
Inpex Corp.	200	1,530,494
Isetan Mitsukoshi Holdings Ltd.	97,600	1,034,698
Itochu Corp.	302,000	2,259,972
Joyo Bank Ltd.	205,000	1,044,393
JP-Holdings, Inc.	67,500	1,034,510
JTEKT Corp.	166,100	1,880,278
Jupiter Telecommunications Co.	2,298	1,930,990
kabu.com Securities Co. Ltd.	1,017	1,177,058
Kakaku.com, Inc.	399	1,606,796
Kandenko Co. Ltd.	155,000	1,028,855
Kansai Paint Co. Ltd.	137,000	1,057,076
Kenedix Realty Investment Corp.	453	1,517,820
Kinki Sharyo Co. Ltd.	177,000	1,388,162
Kissei Pharmaceutical Co. Ltd.	45,000	1,053,536
KOMERI Co. Ltd.	71,000	1,958,672
Common Stocks - continued
	Shares	Value
Japan - continued
Kuraray Co. Ltd.	213,500	$ 2,421,367
Maeda Corp.	210,000	663,672
Marui Group Co. Ltd.	116,000	832,512
McDonald's Holdings Co. (Japan) Ltd.	108,100	1,967,532
Meiko Electronics Co. Ltd.	89,800	2,021,710
Mitsubishi Materials Corp.	372,000	1,010,506
Mitsubishi UFJ Lease & Finance Co. Ltd.	72,270	2,215,231
Mitsui Chemicals, Inc.	260,000	953,599
Mitsumi Electric Co. Ltd.	28,300	698,452
mixi, Inc. (a)(c)	156	1,099,799
Mobilephone Telecommunications International Ltd.	782	1,799,402
Nabtesco Corp.	178,000	2,022,513
Nagaileben Co. Ltd.	7,400	149,862
NGK Insulators Ltd.	85,000	1,927,122
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,628,105
Nichicon Corp.	119,600	1,814,037
Nihon M&A Center, Inc. (c)	371	1,305,813
Nihon Nohyaku Co. Ltd.	169,000	1,562,995
Nippon Electric Glass Co. Ltd.	149,000	1,729,225
Nippon Signal Co. Ltd.	59,100	549,709
Nissay Dowa General Insurance Co. Ltd.	238,000	1,116,922
Nissin Kogyo Co. Ltd.	47,400	669,341
Nitta Corp.	12,200	184,012
NOF Corp.	194,000	867,371
Nomura Real Estate Residential Fund, Inc.	288	1,266,335
NS Solutions Corp.	62,900	1,120,911
NTT Urban Development Co.	1,685	1,595,772
Omron Corp.	65,600	1,063,634
Park24 Co. Ltd.	95,200	796,939
Pigeon Corp.	41,900	1,510,189
Point, Inc.	36,540	1,969,707
Rengo Co. Ltd.	161,000	1,010,823
Risa Partners, Inc. (c)	2,097	1,855,183
Roland DG Corp.	30,500	438,109
Saizeriya Co. Ltd.	143,400	2,273,544
Sankyu, Inc.	567,000	2,151,496
Santen Pharmaceutical Co. Ltd.	56,500	1,764,692
Sec Carbon Ltd.	80,000	639,256
Sega Sammy Holdings, Inc.	166,000	2,189,705
Sekisui Chemical Co. Ltd.	195,000	1,152,151
Seven Bank Ltd.	670	1,749,889
Shimadzu Corp.	169,000	1,311,130
Common Stocks - continued
	Shares	Value
Japan - continued
Shin Nippon Biomedical Laboratories Ltd. (c)	130,200	$ 452,762
Shin-Kobe Electric Machinery Co. Ltd. (c)	179,000	1,867,382
Shinsei Bank Ltd. (a)	355,000	525,314
SHO-BOND Holdings Co. Ltd.	120,900	2,287,401
So-net M3, Inc. (c)	367	1,303,372
SRI Sports Ltd.	918	711,229
Stanley Electric Co. Ltd.	115,300	2,393,502
Start Today Co. Ltd.	1,502	2,573,451
Sumitomo Rubber Industries Ltd.	192,300	1,670,760
Sumitomo Trust & Banking Co. Ltd.	320,000	1,752,035
Sysmex Corp.	49,500	1,899,218
Taiko Pharmaceutical Co. Ltd.	21,600	526,245
Taiyo Yuden Co. Ltd.	52,000	711,764
Takeei Corp.	87,100	1,344,107
The Suruga Bank Ltd.	221,000	2,349,921
Tocalo Co. Ltd.	49,100	893,152
Tokai Carbon Co. Ltd.	160,000	857,415
Tokyo Gas Co. Ltd.	140,000	513,476
Tokyo Ohka Kogyo Co. Ltd.	47,100	1,008,112
Tokyo Steel Manufacturing Co. Ltd.	53,000	588,204
Toyo Suisan Kaisha Ltd.	59,000	1,474,844
Tsumura & Co.	45,300	1,465,152
Unicharm Petcare Corp.	43,800	1,388,860
Weathernews, Inc.	34,500	568,862
Works Applications Co. Ltd.	1,308	942,877
Yamatake Corp.	135,700	2,983,363
Yamato Kogyo Co. Ltd.	30,300	944,773
Yokogawa Bridge Holdings Corp.	100,000	813,867
TOTAL JAPAN		168,368,631
Korea (South) - 0.1%
NCsoft Corp.	7,380	802,764
Luxembourg - 0.2%
GlobeOp Financial Services SA	657,185	1,317,551
Malaysia - 0.2%
Lafarge Malayan Cement Bhd	728,800	1,241,391
Netherlands - 3.6%
Brunel International NV	113,700	2,592,815
Gemalto NV (a)	139,689	5,216,204
James Hardie Industries NV unit	1,253,673	5,441,439
QIAGEN NV (a)	267,700	5,108,813
Common Stocks - continued
	Shares	Value
Netherlands - continued
SMARTRAC NV (a)	99,600	$ 1,692,102
Wavin NV (c)	2,182,500	4,009,574
TOTAL NETHERLANDS		24,060,947
Norway - 0.7%
IMAREX NOS ASA (a)	150,300	1,446,147
Norwegian Property ASA (a)	400,590	380,211
Renewable Energy Corp. AS (a)(c)	338,895	2,689,849
TOTAL NORWAY		4,516,207
Singapore - 1.1%
CapitaLand Ltd.	492,000	1,305,892
City Developments Ltd.	224,000	1,578,210
Pan-United Corp. Ltd.	691,000	261,670
Wing Tai Holdings Ltd.	3,275,000	3,936,736
TOTAL SINGAPORE		7,082,508
Spain - 0.9%
EDP Renovaveis SA (a)	344,000	3,532,020
Laboratorios Farmaceuticos ROVI SA	271,000	2,665,075
TOTAL SPAIN		6,197,095
Sweden - 1.0%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	10,239
Elekta AB (B Shares) (c)	252,600	3,972,496
Intrum Justitia AB	208,800	2,155,366
XCounter AB (a)	1,108,000	240,648
TOTAL SWEDEN		6,378,749
Switzerland - 2.6%
Actelion Ltd. (Reg.) (a)	78,560	4,333,610
Basilea Pharmaceutica AG (a)	9,770	873,097
Logitech International SA (Reg.) (a)	155,599	2,620,691
Lonza Group AG	38,800	3,844,963
Panalpina Welttransport Holding AG	45,090	3,459,861
VZ Holding AG	43,510	2,218,963
TOTAL SWITZERLAND		17,351,185
Thailand - 0.1%
Supalai PCL (For. Reg.)	2,857,300	332,498
United Kingdom - 20.3%
Abcam PLC	314,200	3,937,005
Aberdeen Asset Management PLC	1,353,700	2,815,725
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ACP Capital Ltd.	265,625	$ 135,353
Antisoma PLC (a)	2,230,000	1,089,756
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	8
ASOS PLC (a)(c)	1,179,600	6,848,383
Asset Realisation Co. PLC (a)	340,000	11,361
Axis Shield PLC (a)	445,200	2,566,095
Big Yellow Group PLC	503,200	2,873,079
Blinkx PLC (a)	2,063,000	473,915
Bond International Software PLC	583,666	784,980
Cadogan Petroleum PLC (a)	1,406,300	293,688
Cairn Energy PLC (a)	85,900	3,438,575
Camco International Ltd. (a)	1,183,202	444,774
Centurion Electronics PLC (a)(d)	748,299	13
Ceres Power Holdings PLC (a)	445,000	1,680,223
China Goldmines PLC (a)	669,353	240,432
Connaught PLC	451,300	2,853,840
Corac Group PLC (a)	3,525,504	3,077,556
Craneware PLC	820,200	3,206,521
CSR PLC (a)	1,287,572	9,185,391
Datacash Group PLC	1,205,480	5,206,178
European Nickel PLC (a)	5,837,800	736,368
Evolution Group PLC	1,627,700	3,630,397
Faroe Petroleum PLC (a)	262,500	296,027
GoIndustry-DoveBid PLC (a)	1,466,500	38,589
IBS Group Holding Ltd. GDR (Reg. S) (a)	295,000	1,681,795
Ideal Shopping Direct PLC	234,592	299,829
IG Group Holdings PLC	1,152,589	5,796,148
Inchcape PLC	12,003,700	5,515,010
Inova Holding PLC (a)	1,443,461	24
Intec Telecom Systems PLC (a)	1,627,768	2,393,171
Jubilee Platinum PLC (a)	1,657,843	1,052,508
Keronite PLC (a)(f)	13,620,267	113,777
Landround PLC warrants 12/11/09 (a)(f)	166,666	3
Max Petroleum PLC (a)	2,509,220	1,089,960
Michael Page International PLC	258,710	1,304,244
Mothercare PLC	358,000	3,169,986
NCC Group Ltd.	237,815	1,364,786
Nviro Cleantech PLC (a)	2,175,000	236,195
Powerleague Group PLC	786,200	518,834
Pureprofile Media PLC (a)(f)	1,108,572	463,023
Pursuit Dynamics PLC (a)(c)	737,274	991,570
Redhall Group PLC	334,600	1,266,172
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Regenersis PLC (a)	815,000	$ 619,537
Renewable Energy Generation Ltd.	1,646,700	1,038,556
Royalblue Group PLC	192,742	3,889,930
Salamander Energy PLC (a)	697,300	2,324,133
SDL PLC (a)	1,090,562	6,522,767
Serco Group PLC	425,799	2,870,428
Silverdell PLC (a)	4,958,000	745,500
Sinclair Pharma PLC (a)	1,888,371	788,725
Sphere Medical Holding PLC (a)(f)	420,000	1,431,456
SR Pharma PLC (a)	2,861,900	1,099,717
Sthree PLC	2,707	9,656
Synergy Health PLC	370,802	3,046,386
Telecity Group PLC (a)	504,100	2,838,214
TMO Biotec (a)(f)	1,000,000	417,675
Travis Perkins PLC	380,900	5,183,231
Tullow Oil PLC	133,900	2,211,341
Unite Group PLC	379,010	797,847
Valiant Petroleum PLC (a)	151,700	1,387,612
Vectura Group PLC (a)	466,760	608,256
Wellstream Holdings PLC	220,300	2,004,061
William Hill PLC	1,298,800	3,981,776
Xchanging PLC	1,476,900	4,737,517
York Pharma PLC (a)	392,500	7
YouGov PLC (a)	1,652,554	1,435,679
Zenergy Power PLC (a)	674,480	1,408,567
ZincOx Resources PLC (a)	570,100	697,681
TOTAL UNITED KINGDOM		135,217,522
United States of America - 0.8%
CTC Media, Inc. (a)	420,400	5,196,144
Cyberview Technology, Inc. (a)	996,527	17
Frontera Resources Corp. (a)	1,157,200	130,500
TyraTech, Inc. (a)	191,500	127,976
XL TechGroup, Inc. (a)	1,329,250	22
TOTAL UNITED STATES OF AMERICA		5,454,659
TOTAL COMMON STOCKS (Cost $661,987,291)		628,770,718
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value
Germany - 0.9%
Biotest AG (non-vtg.) (Cost $7,885,316)	97,800	$ 5,797,207
Investment Companies - 0.1%

United Kingdom - 0.1%
Brookwell Ltd. (a)(d) (Cost $3,306,265)	1,132,699	794,808
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.37% (e)	28,624,487	28,624,487
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	21,531,425	21,531,425
TOTAL MONEY MARKET FUNDS (Cost $50,155,912)		50,155,912
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $723,334,784)		685,518,645
NET OTHER ASSETS - (3.1)%		(20,796,970)
NET ASSETS - 100%		$ 664,721,675
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,363,168 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Appian Technology PLC warrants 7/11/09	2/18/05	$ 3
Security	Acquisition Date	Acquisition Cost
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,450,926	$ 166,500	$ 280,008	$ 377,946	$ 794,808
Centurion Electronics PLC	12	-	-	-	13
CustomVis PLC	200,922	-	32,772	-	-
Cyberview Technology, Inc.	16	-	-	-	-
Teleunit SpA	457,711	-	52,094	-	-
Total	$ 2,109,587	$ 166,500	$ 364,874	$ 377,946	$ 794,821
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 176,901
Fidelity Securities Lending Cash Central Fund	731,530
Total	$ 908,431
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 168,368,631	$ 168,368,631	$ -	$ -
United Kingdom	135,217,522	132,780,175	-	2,437,347
Australia	54,035,656	54,035,494	-	162
France	42,677,946	42,677,946	-	-
Germany	37,806,308	37,806,308	-	-
Netherlands	24,060,947	24,060,947	-	-
Canada	19,075,721	19,075,660	-	61
Hong Kong	19,075,024	19,075,024	-	-
Bermuda	18,092,374	18,055,832	1	36,541
Ireland	5,765,979	5,765,965	-	14
Cyprus	5,635,649	1,605,359	-	4,030,290
United States of America	5,454,659	5,454,620	-	39
British Virgin Islands	4,929,930	3,976,915	-	953,015
Other	94,371,579	91,740,649	2,630,930	-
Investment Companies	794,808	794,808	-	-
Money Market Funds	50,155,912	50,155,912	-	-
Total Investments in Securities:	$ 685,518,645	$ 675,430,245	$ 2,630,931	$ 7,457,469
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Australia
Beginning Balance	$ 132
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	29
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	1
Ending Balance	$ 162
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 29
Bermuda
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(43,146)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	79,686
Ending Balance	$ 36,541
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (43,146)
British Virgin Islands
Beginning Balance	$ 1,813,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,315,388)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	454,653
Ending Balance	$ 953,015
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (1,315,388)
Canada
Beginning Balance	$ 487,108
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(487,047)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 61
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (487,047)
Cyprus
Beginning Balance	$ 4,906,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(876,150)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 4,030,290
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (876,150)
Indonesia
Beginning Balance	$ 364,238
Total Realized Gain (Loss)	(1,622,168)
Total Unrealized Gain (Loss)	1,403,389
Cost of Purchases	-
Proceeds of Sales	(145,459)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -
Ireland
Beginning Balance	$ 14
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 14
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -
United Kingdom
Beginning Balance	$ 7,207,158
Total Realized Gain (Loss)	(1,523,113)
Total Unrealized Gain (Loss)	(622,805)
Cost of Purchases	-
Proceeds of Sales	(2,935,996)
Amortization/Accretion	-
Transfer in/out of Level 3	312,103
Ending Balance	$ 2,437,347
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (1,180,197)
United States of America
Beginning Balance	$ 37
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	162,218
Cost of Purchases	-
Proceeds of Sales	(162,216)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 39
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 162,218

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $728,930,502. Net unrealized depreciation aggregated $43,411,857, of which $119,265,144 related to appreciated investment securities and $162,677,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.105

AISC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 8.1%
Allied Gold Ltd. (a)	2,565,540	$ 890,408
Allied Gold Ltd. (United Kingdom) (a)	5,293,600	1,813,024
ASX Ltd.	10,928	343,447
Austal Ltd.	109,280	257,722
Australian Worldwide Exploration Ltd.	440,507	983,617
Billabong International Ltd.	79,935	615,017
BlueScope Steel Ltd.	1,449,245	4,084,452
Centamin Egypt Ltd. (a)	3,606,944	5,287,921
Coal of Africa Ltd. (a)	2,406,504	3,377,259
David Jones Ltd.	1,322,659	5,685,558
Energy Resources of Australia Ltd.	63,801	1,349,926
Iress Market Technology Ltd. (c)	457,100	2,756,186
JB Hi-Fi Ltd.	424,442	5,998,838
Macquarie Group Ltd.	110,570	4,070,516
Monto Minerals Ltd. (a)	8,206,552	137
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	25
Navitas Ltd.	1,322,105	3,040,610
Newcrest Mining Ltd.	22,056	553,363
OZ Minerals Ltd.	2,675,018	2,505,572
Paladin Energy Ltd. (a)	136,133	519,147
Primary Health Care Ltd.	256,571	1,195,157
QBE Insurance Group Ltd.	104,925	1,711,101
Rio Tinto Ltd.	24,925	1,259,025
SAI Global Ltd.	1,521,435	3,626,272
Seek Ltd.	423,758	1,509,696
Stockland Corp. Ltd. unit	107,523	283,253
Tianshan Goldfields Ltd. (a)	944,712	70,316
Westfield Group unit	26,183	248,091
TOTAL AUSTRALIA		54,035,656
Austria - 0.6%
Andritz AG	90,800	3,979,441
Belgium - 0.2%
EVS Broadcast Equipment SA	7,700	446,659
Hansen Transmission International NV (a)	474,200	1,069,532
TOTAL BELGIUM		1,516,191
Bermuda - 2.7%
Aquarius Platinum Ltd. (Australia)	407,165	1,692,345
C C Land Holdings Ltd.	2,286,000	1,716,745
Dickson Concepts International Ltd.	2,584,500	1,367,310
GOME Electrical Appliances Holdings Ltd.	249,300	72,057
Common Stocks - continued
	Shares	Value
Bermuda - continued
K Wah International Holdings Ltd.	1,629,000	$ 670,530
Luk Fook Holdings International Ltd.	864,000	464,897
Oakley Capital Investments Ltd. (a)	1,252,400	1,569,289
Pacific Basin Shipping Ltd.	1,389,000	1,046,699
Peace Mark Holdings Ltd. (a)	788,000	1
PureCircle Ltd. (a)(c)	516,400	2,053,344
Seadrill Ltd.	118,300	1,898,372
Tai Fook Securities Group Ltd.	3,994,000	1,412,100
Vtech Holdings Ltd.	574,000	4,092,144
Zambezi Resources Ltd.:
CDI (a)	2,184,593	36,540
warrants 8/31/09 (a)	108,686	1
TOTAL BERMUDA		18,092,374
British Virgin Islands - 0.7%
Albidon Ltd. unit (a)	1,469,000	46,140
Kalahari Energy (a)(f)	1,451,000	906,875
Playtech Ltd. (c)	815,900	3,976,915
TOTAL BRITISH VIRGIN ISLANDS		4,929,930
Canada - 2.9%
AirSea Lines (a)(f)	1,893,338	27
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	27
European Goldfields Ltd. (a)	856,600	2,584,072
Moto Goldmines Ltd. (a)	84,900	397,963
Pacific Rubiales Energy Corp. (a)	505,000	5,399,916
Platmin Ltd. (a)	3,647,000	3,960,478
Red Back Mining, Inc. (a)	655,500	6,090,458
Rock Well Petroleum, Inc. (a)(f)	770,400	7
Starfield Resources, Inc. (a)	4,328,075	642,773
TOTAL CANADA		19,075,721
Cayman Islands - 1.9%
AAC Acoustic Technology Holdings, Inc.	910,000	878,314
China Metal International Holdings, Inc.	1,908,000	302,824
China Shanshui Cement Group Ltd.	370,000	240,624
China Shineway Pharmaceutical Group Ltd.	380,000	370,201
Eagle Nice (International) Holdings Ltd.	1,114,000	378,049
Haitian International Holdings Ltd.	380,000	124,054
International Consolidated Minerals, Inc. (a)	852,927	78,374
Kingboard Chemical Holdings Ltd.	22,500	71,421
Kingboard Laminates Holdings Ltd.	938,000	484,138
KWG Property Holding Ltd.	226,000	172,347
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Marwyn Value Investors II Ltd. (a)	1,911,200	$ 1,851,964
Orchid Developments Group Ltd. (a)	1,211,000	859,868
Pacific Textile Holdings Ltd.	4,958,000	1,778,517
Shimao Property Holdings Ltd.	539,500	1,084,590
Stella International Holdings Ltd.	134,000	221,666
Xingda International Holdings Ltd.	2,765,000	1,027,530
Xinyi Glass Holdings Co. Ltd.	1,350,000	1,175,829
Yip's Chemical Holdings Ltd.	2,112,000	1,163,666
TOTAL CAYMAN ISLANDS		12,263,976
China - 0.7%
Angang Steel Co. Ltd. (H Shares)	178,000	403,781
BBMG Corp. Class H	62,000	80,802
Golden Eagle Retail Group Ltd. (H Shares)	212,000	276,836
Shandong Chenming Paper Holdings Ltd. (B Shares)	1,620,900	1,259,098
Shenzhou International Group Holdings Ltd.	455,000	361,072
Weiqiao Textile Co. Ltd. (H Shares)	3,952,000	2,493,633
TOTAL CHINA		4,875,222
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,030,290
Mirland Development Corp. PLC (a)	784,400	1,605,359
TOTAL CYPRUS		5,635,649
Denmark - 1.1%
Genmab AS (a)	20,200	808,015
Vestas Wind Systems AS (a)	96,300	6,782,599
TOTAL DENMARK		7,590,614
Egypt - 0.2%
Talaat Moustafa Group Holding (a)	1,199,460	1,189,083
Finland - 1.1%
Nokian Tyres PLC	197,340	4,168,256
Talvivaara Mining Co. PLC (a)	476,900	2,993,814
TOTAL FINLAND		7,162,070
France - 6.4%
Altamir Amboise (a)	275,700	1,249,554
April Group	74,600	2,889,877
Audika SA	69,500	1,864,213
Boursorama (a)	48,800	450,698
Delachaux SA	49,500	3,205,081
Devoteam SA	41,900	853,967
Common Stocks - continued
	Shares	Value
France - continued
Faiveley SA	22,700	$ 1,908,837
Iliad Group SA	41,200	4,398,150
Laurent-Perrier Group	8,460	562,729
LeGuide.com SA (a)	85,700	2,027,589
Maisons France Confort	42,500	1,417,411
Meetic (a)(c)	222,700	7,093,961
Nexity	98,500	3,394,561
Sartorius Stedim Biotech	55,400	2,032,401
SeLoger.com (a)(c)	195,400	6,266,112
SR Teleperformance SA	96,800	3,062,805
TOTAL FRANCE		42,677,946
Germany - 4.8%
CompuGROUP Holding AG (a)	128,900	1,249,260
CTS Eventim AG	115,200	4,695,800
Delticom AG	141,300	3,776,022
ElringKlinger AG	189,600	3,637,261
KROMI Logistik AG (a)	118,200	1,455,534
Open Business Club AG (a)	2,450	99,518
Q-Cells SE (a)(c)	64,800	1,166,459
Rational AG (c)	24,400	2,990,745
Salzgitter AG	36,000	3,650,635
SMA Solar Technology AG	31,200	2,495,088
STRATEC Biomedical Systems AG (c)	38,810	1,038,243
United Internet AG (a)	228,800	2,918,570
Wirecard AG	263,550	2,835,966
TOTAL GERMANY		32,009,101
Greece - 0.4%
Babis Vovos International Technical SA (a)	154,400	902,240
Jumbo SA	150,400	1,639,836
TOTAL GREECE		2,542,076
Hong Kong - 2.9%
Chen Hsong Holdings Ltd.	1,324,000	398,062
China Everbright Ltd.	386,000	1,207,830
Chow Sang Sang Holdings International Ltd.	622,000	544,160
Dah Sing Financial Holdings Ltd.	110,800	506,116
Dynasty Fine Wines Group Ltd.	1,520,000	362,846
Fairwood Holdings Ltd.	1,059,000	975,665
Midland Holdings Ltd.	5,196,000	4,163,585
REXCAPITAL Financial Holdings Ltd. (a)	9,950,000	860,210
Sa Sa International Holdings Ltd.	1,200,000	560,527
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shun Tak Holdings Ltd.	5,646,000	$ 4,626,167
Singamas Container Holdings Ltd.	950,000	149,551
Techtronic Industries Co. Ltd.	3,585,500	2,974,866
Texwinca Holdings Ltd.	1,742,000	1,364,406
Tian An China Investments Co. Ltd.	649,000	381,033
TOTAL HONG KONG		19,075,024
India - 0.8%
Bajaj Auto Ltd.	14,751	376,833
Housing Development and Infrastructure Ltd.	158,735	919,219
Indiabulls Real Estate Ltd.	178,308	918,291
Maharashtra Seamless Ltd.	171,925	914,537
Patni Computer Systems Ltd.	202,804	1,533,805
Petronet LNG Ltd.	118,974	173,765
Tata Steel Ltd.	51,815	500,923
TOTAL INDIA		5,337,373
Indonesia - 0.2%
PT Astra International Tbk	142,000	419,205
PT Indocement Tunggal Prakarsa Tbk	1,008,000	944,527
TOTAL INDONESIA		1,363,732
Ireland - 0.9%
Dragon Oil PLC (a)	705,000	3,951,665
Kenmare Resources PLC warrants 12/31/09 (a)	1,712,500	135,901
Petroceltic International PLC (a)	9,132,800	1,678,399
Vimio PLC (a)	867,300	14
TOTAL IRELAND		5,765,979
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	311,490	1,331,853
Japan - 25.3%
ABC-Mart, Inc.	29,100	832,000
Aioi Insurance Co. Ltd.	251,000	1,193,848
Air Water, Inc.	217,000	2,406,014
Airport Facilities Co. Ltd.	168,800	920,630
Aozora Bank Ltd. (a)	384,000	531,699
ARCS Co. Ltd.	148,800	2,116,952
Arnest One Corp. (a)	397,000	1,833,728
Asahi Intecc Co. Ltd.	152,900	1,648,430
ASKUL Corp. (c)	36,600	674,669
Bank of Kyoto Ltd.	218,000	1,977,000
Common Stocks - continued
	Shares	Value
Japan - continued
Benesse Corp.	34,000	$ 1,473,417
C. Uyemura & Co. Ltd.	18,800	814,713
Central Glass Co. Ltd.	596,000	2,519,818
Chiba Bank Ltd.	248,000	1,609,470
Chiyoda Corp.	187,000	1,589,134
Create SD Holdings Co. Ltd.	48,200	1,044,393
Culture Convenience Club Co. Ltd. (c)	235,100	1,804,065
Daicel Chemical Industries Ltd.	330,000	2,103,266
Daido Steel Co. Ltd.	192,000	795,518
Daihen Corp.	443,000	1,479,632
Daikin Industries Ltd.	51,400	1,868,893
Daiseki Co. Ltd. (c)	99,830	2,184,210
Don Quijote Co. Ltd.	79,600	1,658,298
DTS Corp.	47,600	450,794
eAccess Ltd.	1,972	1,531,994
EPS Co. Ltd.	347	1,474,411
Exedy Corp.	101,500	2,397,764
Ferrotec Corp. (c)	74,600	841,330
FreeBit Co., Ltd. (c)	119	700,592
Fuji Oil Co. Ltd.	122,600	1,507,069
Fujikura Ltd.	236,000	1,249,720
Furukawa Electric Co. Ltd.	183,000	883,955
Hitachi Maxell Ltd. (c)	51,700	940,994
Hitachi Metals Ltd.	67,000	658,598
Hitachi Transport System Ltd.	123,900	1,572,814
Hoshizaki Electric Co. Ltd.	67,500	890,392
Ibiden Co. Ltd.	84,200	2,803,403
Inpex Corp.	200	1,530,494
Isetan Mitsukoshi Holdings Ltd.	97,600	1,034,698
Itochu Corp.	302,000	2,259,972
Joyo Bank Ltd.	205,000	1,044,393
JP-Holdings, Inc.	67,500	1,034,510
JTEKT Corp.	166,100	1,880,278
Jupiter Telecommunications Co.	2,298	1,930,990
kabu.com Securities Co. Ltd.	1,017	1,177,058
Kakaku.com, Inc.	399	1,606,796
Kandenko Co. Ltd.	155,000	1,028,855
Kansai Paint Co. Ltd.	137,000	1,057,076
Kenedix Realty Investment Corp.	453	1,517,820
Kinki Sharyo Co. Ltd.	177,000	1,388,162
Kissei Pharmaceutical Co. Ltd.	45,000	1,053,536
KOMERI Co. Ltd.	71,000	1,958,672
Common Stocks - continued
	Shares	Value
Japan - continued
Kuraray Co. Ltd.	213,500	$ 2,421,367
Maeda Corp.	210,000	663,672
Marui Group Co. Ltd.	116,000	832,512
McDonald's Holdings Co. (Japan) Ltd.	108,100	1,967,532
Meiko Electronics Co. Ltd.	89,800	2,021,710
Mitsubishi Materials Corp.	372,000	1,010,506
Mitsubishi UFJ Lease & Finance Co. Ltd.	72,270	2,215,231
Mitsui Chemicals, Inc.	260,000	953,599
Mitsumi Electric Co. Ltd.	28,300	698,452
mixi, Inc. (a)(c)	156	1,099,799
Mobilephone Telecommunications International Ltd.	782	1,799,402
Nabtesco Corp.	178,000	2,022,513
Nagaileben Co. Ltd.	7,400	149,862
NGK Insulators Ltd.	85,000	1,927,122
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,628,105
Nichicon Corp.	119,600	1,814,037
Nihon M&A Center, Inc. (c)	371	1,305,813
Nihon Nohyaku Co. Ltd.	169,000	1,562,995
Nippon Electric Glass Co. Ltd.	149,000	1,729,225
Nippon Signal Co. Ltd.	59,100	549,709
Nissay Dowa General Insurance Co. Ltd.	238,000	1,116,922
Nissin Kogyo Co. Ltd.	47,400	669,341
Nitta Corp.	12,200	184,012
NOF Corp.	194,000	867,371
Nomura Real Estate Residential Fund, Inc.	288	1,266,335
NS Solutions Corp.	62,900	1,120,911
NTT Urban Development Co.	1,685	1,595,772
Omron Corp.	65,600	1,063,634
Park24 Co. Ltd.	95,200	796,939
Pigeon Corp.	41,900	1,510,189
Point, Inc.	36,540	1,969,707
Rengo Co. Ltd.	161,000	1,010,823
Risa Partners, Inc. (c)	2,097	1,855,183
Roland DG Corp.	30,500	438,109
Saizeriya Co. Ltd.	143,400	2,273,544
Sankyu, Inc.	567,000	2,151,496
Santen Pharmaceutical Co. Ltd.	56,500	1,764,692
Sec Carbon Ltd.	80,000	639,256
Sega Sammy Holdings, Inc.	166,000	2,189,705
Sekisui Chemical Co. Ltd.	195,000	1,152,151
Seven Bank Ltd.	670	1,749,889
Shimadzu Corp.	169,000	1,311,130
Common Stocks - continued
	Shares	Value
Japan - continued
Shin Nippon Biomedical Laboratories Ltd. (c)	130,200	$ 452,762
Shin-Kobe Electric Machinery Co. Ltd. (c)	179,000	1,867,382
Shinsei Bank Ltd. (a)	355,000	525,314
SHO-BOND Holdings Co. Ltd.	120,900	2,287,401
So-net M3, Inc. (c)	367	1,303,372
SRI Sports Ltd.	918	711,229
Stanley Electric Co. Ltd.	115,300	2,393,502
Start Today Co. Ltd.	1,502	2,573,451
Sumitomo Rubber Industries Ltd.	192,300	1,670,760
Sumitomo Trust & Banking Co. Ltd.	320,000	1,752,035
Sysmex Corp.	49,500	1,899,218
Taiko Pharmaceutical Co. Ltd.	21,600	526,245
Taiyo Yuden Co. Ltd.	52,000	711,764
Takeei Corp.	87,100	1,344,107
The Suruga Bank Ltd.	221,000	2,349,921
Tocalo Co. Ltd.	49,100	893,152
Tokai Carbon Co. Ltd.	160,000	857,415
Tokyo Gas Co. Ltd.	140,000	513,476
Tokyo Ohka Kogyo Co. Ltd.	47,100	1,008,112
Tokyo Steel Manufacturing Co. Ltd.	53,000	588,204
Toyo Suisan Kaisha Ltd.	59,000	1,474,844
Tsumura & Co.	45,300	1,465,152
Unicharm Petcare Corp.	43,800	1,388,860
Weathernews, Inc.	34,500	568,862
Works Applications Co. Ltd.	1,308	942,877
Yamatake Corp.	135,700	2,983,363
Yamato Kogyo Co. Ltd.	30,300	944,773
Yokogawa Bridge Holdings Corp.	100,000	813,867
TOTAL JAPAN		168,368,631
Korea (South) - 0.1%
NCsoft Corp.	7,380	802,764
Luxembourg - 0.2%
GlobeOp Financial Services SA	657,185	1,317,551
Malaysia - 0.2%
Lafarge Malayan Cement Bhd	728,800	1,241,391
Netherlands - 3.6%
Brunel International NV	113,700	2,592,815
Gemalto NV (a)	139,689	5,216,204
James Hardie Industries NV unit	1,253,673	5,441,439
QIAGEN NV (a)	267,700	5,108,813
Common Stocks - continued
	Shares	Value
Netherlands - continued
SMARTRAC NV (a)	99,600	$ 1,692,102
Wavin NV (c)	2,182,500	4,009,574
TOTAL NETHERLANDS		24,060,947
Norway - 0.7%
IMAREX NOS ASA (a)	150,300	1,446,147
Norwegian Property ASA (a)	400,590	380,211
Renewable Energy Corp. AS (a)(c)	338,895	2,689,849
TOTAL NORWAY		4,516,207
Singapore - 1.1%
CapitaLand Ltd.	492,000	1,305,892
City Developments Ltd.	224,000	1,578,210
Pan-United Corp. Ltd.	691,000	261,670
Wing Tai Holdings Ltd.	3,275,000	3,936,736
TOTAL SINGAPORE		7,082,508
Spain - 0.9%
EDP Renovaveis SA (a)	344,000	3,532,020
Laboratorios Farmaceuticos ROVI SA	271,000	2,665,075
TOTAL SPAIN		6,197,095
Sweden - 1.0%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	10,239
Elekta AB (B Shares) (c)	252,600	3,972,496
Intrum Justitia AB	208,800	2,155,366
XCounter AB (a)	1,108,000	240,648
TOTAL SWEDEN		6,378,749
Switzerland - 2.6%
Actelion Ltd. (Reg.) (a)	78,560	4,333,610
Basilea Pharmaceutica AG (a)	9,770	873,097
Logitech International SA (Reg.) (a)	155,599	2,620,691
Lonza Group AG	38,800	3,844,963
Panalpina Welttransport Holding AG	45,090	3,459,861
VZ Holding AG	43,510	2,218,963
TOTAL SWITZERLAND		17,351,185
Thailand - 0.1%
Supalai PCL (For. Reg.)	2,857,300	332,498
United Kingdom - 20.3%
Abcam PLC	314,200	3,937,005
Aberdeen Asset Management PLC	1,353,700	2,815,725
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ACP Capital Ltd.	265,625	$ 135,353
Antisoma PLC (a)	2,230,000	1,089,756
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	8
ASOS PLC (a)(c)	1,179,600	6,848,383
Asset Realisation Co. PLC (a)	340,000	11,361
Axis Shield PLC (a)	445,200	2,566,095
Big Yellow Group PLC	503,200	2,873,079
Blinkx PLC (a)	2,063,000	473,915
Bond International Software PLC	583,666	784,980
Cadogan Petroleum PLC (a)	1,406,300	293,688
Cairn Energy PLC (a)	85,900	3,438,575
Camco International Ltd. (a)	1,183,202	444,774
Centurion Electronics PLC (a)(d)	748,299	13
Ceres Power Holdings PLC (a)	445,000	1,680,223
China Goldmines PLC (a)	669,353	240,432
Connaught PLC	451,300	2,853,840
Corac Group PLC (a)	3,525,504	3,077,556
Craneware PLC	820,200	3,206,521
CSR PLC (a)	1,287,572	9,185,391
Datacash Group PLC	1,205,480	5,206,178
European Nickel PLC (a)	5,837,800	736,368
Evolution Group PLC	1,627,700	3,630,397
Faroe Petroleum PLC (a)	262,500	296,027
GoIndustry-DoveBid PLC (a)	1,466,500	38,589
IBS Group Holding Ltd. GDR (Reg. S) (a)	295,000	1,681,795
Ideal Shopping Direct PLC	234,592	299,829
IG Group Holdings PLC	1,152,589	5,796,148
Inchcape PLC	12,003,700	5,515,010
Inova Holding PLC (a)	1,443,461	24
Intec Telecom Systems PLC (a)	1,627,768	2,393,171
Jubilee Platinum PLC (a)	1,657,843	1,052,508
Keronite PLC (a)(f)	13,620,267	113,777
Landround PLC warrants 12/11/09 (a)(f)	166,666	3
Max Petroleum PLC (a)	2,509,220	1,089,960
Michael Page International PLC	258,710	1,304,244
Mothercare PLC	358,000	3,169,986
NCC Group Ltd.	237,815	1,364,786
Nviro Cleantech PLC (a)	2,175,000	236,195
Powerleague Group PLC	786,200	518,834
Pureprofile Media PLC (a)(f)	1,108,572	463,023
Pursuit Dynamics PLC (a)(c)	737,274	991,570
Redhall Group PLC	334,600	1,266,172
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Regenersis PLC (a)	815,000	$ 619,537
Renewable Energy Generation Ltd.	1,646,700	1,038,556
Royalblue Group PLC	192,742	3,889,930
Salamander Energy PLC (a)	697,300	2,324,133
SDL PLC (a)	1,090,562	6,522,767
Serco Group PLC	425,799	2,870,428
Silverdell PLC (a)	4,958,000	745,500
Sinclair Pharma PLC (a)	1,888,371	788,725
Sphere Medical Holding PLC (a)(f)	420,000	1,431,456
SR Pharma PLC (a)	2,861,900	1,099,717
Sthree PLC	2,707	9,656
Synergy Health PLC	370,802	3,046,386
Telecity Group PLC (a)	504,100	2,838,214
TMO Biotec (a)(f)	1,000,000	417,675
Travis Perkins PLC	380,900	5,183,231
Tullow Oil PLC	133,900	2,211,341
Unite Group PLC	379,010	797,847
Valiant Petroleum PLC (a)	151,700	1,387,612
Vectura Group PLC (a)	466,760	608,256
Wellstream Holdings PLC	220,300	2,004,061
William Hill PLC	1,298,800	3,981,776
Xchanging PLC	1,476,900	4,737,517
York Pharma PLC (a)	392,500	7
YouGov PLC (a)	1,652,554	1,435,679
Zenergy Power PLC (a)	674,480	1,408,567
ZincOx Resources PLC (a)	570,100	697,681
TOTAL UNITED KINGDOM		135,217,522
United States of America - 0.8%
CTC Media, Inc. (a)	420,400	5,196,144
Cyberview Technology, Inc. (a)	996,527	17
Frontera Resources Corp. (a)	1,157,200	130,500
TyraTech, Inc. (a)	191,500	127,976
XL TechGroup, Inc. (a)	1,329,250	22
TOTAL UNITED STATES OF AMERICA		5,454,659
TOTAL COMMON STOCKS (Cost $661,987,291)		628,770,718
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value
Germany - 0.9%
Biotest AG (non-vtg.) (Cost $7,885,316)	97,800	$ 5,797,207
Investment Companies - 0.1%

United Kingdom - 0.1%
Brookwell Ltd. (a)(d) (Cost $3,306,265)	1,132,699	794,808
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.37% (e)	28,624,487	28,624,487
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	21,531,425	21,531,425
TOTAL MONEY MARKET FUNDS (Cost $50,155,912)		50,155,912
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $723,334,784)		685,518,645
NET OTHER ASSETS - (3.1)%		(20,796,970)
NET ASSETS - 100%		$ 664,721,675
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,363,168 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Appian Technology PLC warrants 7/11/09	2/18/05	$ 3
Security	Acquisition Date	Acquisition Cost
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,450,926	$ 166,500	$ 280,008	$ 377,946	$ 794,808
Centurion Electronics PLC	12	-	-	-	13
CustomVis PLC	200,922	-	32,772	-	-
Cyberview Technology, Inc.	16	-	-	-	-
Teleunit SpA	457,711	-	52,094	-	-
Total	$ 2,109,587	$ 166,500	$ 364,874	$ 377,946	$ 794,821
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 176,901
Fidelity Securities Lending Cash Central Fund	731,530
Total	$ 908,431
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 168,368,631	$ 168,368,631	$ -	$ -
United Kingdom	135,217,522	132,780,175	-	2,437,347
Australia	54,035,656	54,035,494	-	162
France	42,677,946	42,677,946	-	-
Germany	37,806,308	37,806,308	-	-
Netherlands	24,060,947	24,060,947	-	-
Canada	19,075,721	19,075,660	-	61
Hong Kong	19,075,024	19,075,024	-	-
Bermuda	18,092,374	18,055,832	1	36,541
Ireland	5,765,979	5,765,965	-	14
Cyprus	5,635,649	1,605,359	-	4,030,290
United States of America	5,454,659	5,454,620	-	39
British Virgin Islands	4,929,930	3,976,915	-	953,015
Other	94,371,579	91,740,649	2,630,930	-
Investment Companies	794,808	794,808	-	-
Money Market Funds	50,155,912	50,155,912	-	-
Total Investments in Securities:	$ 685,518,645	$ 675,430,245	$ 2,630,931	$ 7,457,469
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Australia
Beginning Balance	$ 132
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	29
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	1
Ending Balance	$ 162
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 29
Bermuda
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(43,146)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	79,686
Ending Balance	$ 36,541
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (43,146)
British Virgin Islands
Beginning Balance	$ 1,813,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,315,388)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	454,653
Ending Balance	$ 953,015
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (1,315,388)
Canada
Beginning Balance	$ 487,108
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(487,047)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 61
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (487,047)
Cyprus
Beginning Balance	$ 4,906,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(876,150)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 4,030,290
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (876,150)
Indonesia
Beginning Balance	$ 364,238
Total Realized Gain (Loss)	(1,622,168)
Total Unrealized Gain (Loss)	1,403,389
Cost of Purchases	-
Proceeds of Sales	(145,459)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -
Ireland
Beginning Balance	$ 14
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 14
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -
United Kingdom
Beginning Balance	$ 7,207,158
Total Realized Gain (Loss)	(1,523,113)
Total Unrealized Gain (Loss)	(622,805)
Cost of Purchases	-
Proceeds of Sales	(2,935,996)
Amortization/Accretion	-
Transfer in/out of Level 3	312,103
Ending Balance	$ 2,437,347
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (1,180,197)
United States of America
Beginning Balance	$ 37
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	162,218
Cost of Purchases	-
Proceeds of Sales	(162,216)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 39
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 162,218

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $728,930,502. Net unrealized depreciation aggregated $43,411,857, of which $119,265,144 related to appreciated investment securities and $162,677,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2009

1.834743.103

ILS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.3%
Macquarie Airports unit	833,950	$ 1,736,607
Macquarie Group Ltd.	39,751	1,463,390
Macquarie Office Trust	4,467,644	878,028
OZ Minerals Ltd.	546,039	511,451
TOTAL AUSTRALIA		4,589,476
Austria - 0.5%
Andritz AG	39,800	1,744,292
Belgium - 1.3%
Gimv NV	29,800	1,492,907
Umicore SA	111,790	2,918,902
TOTAL BELGIUM		4,411,809
Bermuda - 3.0%
China Sports International Ltd.	3,326,000	404,426
Lazard Ltd. Class A	58,600	2,167,614
Northern Offshore Ltd. (a)	794,111	854,725
Ports Design Ltd.	2,066,000	5,326,384
Seadrill Ltd.	102,200	1,640,013
TOTAL BERMUDA		10,393,162
Brazil - 3.9%
Banco ABC Brasil SA	665,200	2,812,662
BM&F BOVESPA SA	519,200	3,350,036
BR Malls Participacoes SA (a)	35,500	369,078
Braskem SA Class A sponsored ADR (a)(c)	274,400	2,455,880
MRV Engenharia e Participacoes SA	214,700	3,653,122
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	39,700	593,118
TOTAL BRAZIL		13,233,896
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	22,500	1,319,696
Eldorado Gold Corp. (a)	179,500	1,804,414
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,090	3,680,809
Niko Resources Ltd.	30,300	2,134,654
Petrobank Energy & Resources Ltd. (a)	165,400	5,032,545
Quadra Mining Ltd. (a)	39,700	389,133
TOTAL CANADA		14,361,251
Cayman Islands - 0.3%
China Dongxiang Group Co. Ltd.	1,122,000	852,737
Common Stocks - continued
	Shares	Value
China - 0.6%
China Nepstar Chain Drugstore Ltd. ADR (c)	223,400	$ 1,322,528
China Zaino International Ltd.	844,000	149,541
Li Ning Co. Ltd.	207,000	685,117
TOTAL CHINA		2,157,186
Finland - 1.8%
Nokian Tyres PLC	136,000	2,872,620
Outotec Oyj	121,400	2,877,412
Poyry Oyj	39,018	556,104
TOTAL FINLAND		6,306,136
France - 2.8%
Audika SA	127,284	3,414,165
Laurent-Perrier Group	14,363	955,375
Remy Cointreau SA (c)	43,900	1,737,527
Saft Groupe SA (c)	93,396	3,643,293
TOTAL FRANCE		9,750,360
Germany - 4.5%
alstria office REIT-AG	109,678	876,947
Bilfinger Berger AG	31,000	1,625,925
Biotest AG	8,039	488,666
centrotherm photovoltaics AG (a)	50,600	2,619,313
DIC Asset AG	79,400	560,166
Software AG (Bearer)	66,900	5,005,834
Vossloh AG	37,600	4,361,105
TOTAL GERMANY		15,537,956
Greece - 0.6%
Terna Energy SA	256,451	1,992,012
India - 0.9%
Bharti Airtel Ltd.	158,063	1,355,392
Jyothy Laboratories Ltd.	83,429	181,424
Tata Steel Ltd.	148,922	1,439,709
TOTAL INDIA		2,976,525
Ireland - 0.3%
CRH PLC	44,851	1,070,725
Israel - 0.2%
Partner Communications Co. Ltd. ADR (c)	33,758	636,676
Italy - 1.2%
Azimut Holdings SpA	392,164	4,191,988
Common Stocks - continued
	Shares	Value
Japan - 22.3%
Alpen Co. Ltd.	12,600	$ 222,940
Autobacs Seven Co. Ltd.	103,300	3,526,678
Daikoku Denki Co. Ltd.	88,400	1,191,312
Denso Corp.	55,000	1,624,828
FCC Co. Ltd.	99,300	1,604,795
Fukuoka (REIT) Investment Fund	287	1,468,217
GCA Savvian Group Corp.	417	514,804
Glory Ltd.	38,100	785,276
Gunma Bank Ltd.	229,000	1,331,255
Japan Steel Works Ltd.	80,000	1,048,515
Kamigumi Co. Ltd.	145,000	1,209,227
Kobayashi Pharmaceutical Co. Ltd.	111,000	4,282,317
Meiko Network Japan Co. Ltd.	82,800	470,842
Miraial Co. Ltd.	16,600	347,931
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	205,100	1,271,620
Nabtesco Corp.	99,000	1,124,881
Nagaileben Co. Ltd.	57,500	1,164,465
Nihon Parkerizing Co. Ltd.	109,000	1,246,570
Nippon Seiki Co. Ltd.	199,000	2,450,428
Nippon Thompson Co. Ltd.	826,000	3,981,144
Nitta Corp.	31,000	467,572
Nitto Kohki Co. Ltd.	34,800	723,146
Obic Co. Ltd.	10,840	1,850,396
Ohashi Technica, Inc.	50,000	312,863
ORIX Corp.	37,730	2,388,782
Osaka Securities Exchange Co. Ltd.	1,596	7,169,432
OSG Corp. (c)	213,500	1,961,014
Ozeki Co. Ltd.	21,300	636,006
Pal Co. Ltd.	17,350	337,427
Promise Co. Ltd. (c)	480,850	5,067,196
SAZABY, Inc.	36,800	545,718
SHIMANO, Inc.	29,800	1,222,112
SHO-BOND Holdings Co. Ltd.	86,400	1,634,669
Sompo Japan Insurance, Inc.	189,000	1,254,540
Sparx Group Co. Ltd. (a)	6,453	1,103,578
Sumitomo Mitsui Financial Group, Inc.	41,700	1,785,065
The Nippon Synthetic Chemical Industry Co. Ltd.	367,000	1,807,652
THK Co. Ltd.	99,900	1,640,890
Toho Holdings Co. Ltd.	131,600	1,773,491
Tsumura & Co.	161,000	5,207,272
Tsutsumi Jewelry Co. Ltd.	59,400	1,196,664
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	68,260	$ 4,271,210
Yamato Kogyo Co. Ltd.	43,700	1,362,594
TOTAL JAPAN		76,587,334
Korea (South) - 0.6%
NHN Corp. (a)	14,059	2,052,450
Luxembourg - 0.0%
GlobeOp Financial Services SA	42,300	84,805
Mexico - 0.7%
Cemex SA de CV sponsored ADR (a)	119,743	1,124,387
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	34,700	1,222,481
TOTAL MEXICO		2,346,868
Netherlands - 2.7%
Aalberts Industries NV	205,600	1,910,565
ASML Holding NV (NY Shares)	63,493	1,651,453
James Hardie Industries NV sponsored ADR	117,200	2,454,168
QIAGEN NV (a)	179,700	3,407,112
TOTAL NETHERLANDS		9,423,298
Norway - 0.5%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	819,000	1,001,721
Sevan Marine ASA (a)	546,000	712,335
TOTAL NORWAY		1,714,056
Papua New Guinea - 1.2%
Lihir Gold Ltd. sponsored ADR (a)(c)	101,400	2,394,054
Oil Search Ltd.	328,265	1,548,338
TOTAL PAPUA NEW GUINEA		3,942,392
Philippines - 0.5%
Jollibee Food Corp.	1,622,300	1,706,084
Singapore - 2.9%
Allgreen Properties Ltd.	1,961,000	1,635,075
Keppel Land Ltd.	397,000	733,755
Singapore Exchange Ltd.	943,000	5,713,563
Wing Tai Holdings Ltd.	1,490,000	1,791,064
TOTAL SINGAPORE		9,873,457
South Africa - 3.5%
African Rainbow Minerals Ltd.	260,000	4,404,923
Blue Financial Services Ltd. (a)	1,617,151	481,394
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	281,781	$ 2,196,512
Mr. Price Group Ltd.	431,900	1,699,215
MTN Group Ltd.	192,400	3,173,608
TOTAL SOUTH AFRICA		11,955,652
Spain - 1.4%
Grifols SA	55,974	1,019,150
Prosegur Comp Securidad SA (Reg.)	110,809	3,845,608
TOTAL SPAIN		4,864,758
Sweden - 0.6%
Intrum Justitia AB	45,960	474,428
Swedish Match Co.	87,400	1,668,158
TOTAL SWEDEN		2,142,586
Switzerland - 3.5%
Actelion Ltd. (Reg.) (a)	32,150	1,773,492
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	206,306	189,192
Series B (Reg.)	191,411	6,242,150
Sonova Holding AG	41,996	3,703,853
TOTAL SWITZERLAND		11,908,687
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	745,000	1,159,710
Anadolu Efes Biracilik ve Malt Sanyii AS	224,000	2,405,819
Asya Katilim Bankasi AS (a)	1,092,000	2,093,291
Coca-Cola Icecek AS	199,000	1,190,402
Tupras-Turkiye Petrol Rafinerileri AS	51,400	663,857
Turkiye Garanti Bankasi AS (a)	303,000	1,071,035
TOTAL TURKEY		8,584,114
United Kingdom - 16.5%
Aberdeen Asset Management PLC	542,100	1,127,580
Babcock International Group PLC	292,900	2,303,606
Begbies Traynor Group PLC	875,000	1,527,646
BlueBay Asset Management	72,577	293,436
Bovis Homes Group PLC	594,452	4,588,357
Cobham PLC	397,400	1,189,110
Derwent London PLC	119,200	1,921,773
Great Portland Estates PLC	716,189	2,781,948
H&T Group PLC	358,200	1,331,540
Informa PLC	1,001,860	4,012,953
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC ADR (c)	136,000	$ 1,539,520
Johnson Matthey PLC	133,100	3,148,762
Man Group PLC	233,600	1,080,088
Mothercare PLC	2,000	17,709
Persimmon PLC	384,609	2,893,155
Serco Group PLC	728,713	4,912,454
Shaftesbury PLC	609,032	3,362,870
Spectris PLC	153,884	1,432,014
Spirax-Sarco Engineering PLC	354,530	5,437,436
SSL International PLC	398,857	3,768,325
Ted Baker PLC	284,300	1,776,425
Ultra Electronics Holdings PLC	86,269	1,643,078
Unite Group PLC	898,600	1,891,627
Victrex PLC	240,382	2,618,472
TOTAL UNITED KINGDOM		56,599,884
United States of America - 11.3%
Advanced Energy Industries, Inc. (a)	480,219	5,777,035
Airgas, Inc.	36,800	1,640,544
Autoliv, Inc.	85,900	3,076,079
Broadpoint Gleacher Securities Group, Inc. (a)	77,900	485,317
CyberSource Corp. (a)	462,000	8,011,082
Dril-Quip, Inc. (a)	27,800	1,175,662
FMC Technologies, Inc. (a)	28,000	1,218,000
ION Geophysical Corp. (a)	193,589	520,754
Martin Marietta Materials, Inc.	14,900	1,282,443
Mohawk Industries, Inc. (a)(c)	95,000	4,900,100
Pricesmart, Inc.	399,040	6,508,342
Varian Semiconductor Equipment Associates, Inc. (a)	85,700	2,745,828
Visa, Inc. Class A	20,900	1,368,114
TOTAL UNITED STATES OF AMERICA		38,709,300
TOTAL COMMON STOCKS (Cost $273,940,142)		336,701,912
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI EAFE Small Cap Index ETF (Cost $1,507,404)	50,000	1,625,500
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	4,806,661	$ 4,806,661
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	12,636,141	12,636,141
TOTAL MONEY MARKET FUNDS (Cost $17,442,802)		17,442,802
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $292,890,348)		355,770,214
NET OTHER ASSETS - (3.7)%		(12,771,247)
NET ASSETS - 100%		$ 342,998,967
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,875
Fidelity Securities Lending Cash Central Fund	437,280
Total	$ 460,155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $294,887,172. Net unrealized appreciation aggregated $60,883,042, of which $73,206,950 related to appreciated investment securities and $12,323,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.103

AILS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.3%
Macquarie Airports unit	833,950	$ 1,736,607
Macquarie Group Ltd.	39,751	1,463,390
Macquarie Office Trust	4,467,644	878,028
OZ Minerals Ltd.	546,039	511,451
TOTAL AUSTRALIA		4,589,476
Austria - 0.5%
Andritz AG	39,800	1,744,292
Belgium - 1.3%
Gimv NV	29,800	1,492,907
Umicore SA	111,790	2,918,902
TOTAL BELGIUM		4,411,809
Bermuda - 3.0%
China Sports International Ltd.	3,326,000	404,426
Lazard Ltd. Class A	58,600	2,167,614
Northern Offshore Ltd. (a)	794,111	854,725
Ports Design Ltd.	2,066,000	5,326,384
Seadrill Ltd.	102,200	1,640,013
TOTAL BERMUDA		10,393,162
Brazil - 3.9%
Banco ABC Brasil SA	665,200	2,812,662
BM&F BOVESPA SA	519,200	3,350,036
BR Malls Participacoes SA (a)	35,500	369,078
Braskem SA Class A sponsored ADR (a)(c)	274,400	2,455,880
MRV Engenharia e Participacoes SA	214,700	3,653,122
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	39,700	593,118
TOTAL BRAZIL		13,233,896
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	22,500	1,319,696
Eldorado Gold Corp. (a)	179,500	1,804,414
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,090	3,680,809
Niko Resources Ltd.	30,300	2,134,654
Petrobank Energy & Resources Ltd. (a)	165,400	5,032,545
Quadra Mining Ltd. (a)	39,700	389,133
TOTAL CANADA		14,361,251
Cayman Islands - 0.3%
China Dongxiang Group Co. Ltd.	1,122,000	852,737
Common Stocks - continued
	Shares	Value
China - 0.6%
China Nepstar Chain Drugstore Ltd. ADR (c)	223,400	$ 1,322,528
China Zaino International Ltd.	844,000	149,541
Li Ning Co. Ltd.	207,000	685,117
TOTAL CHINA		2,157,186
Finland - 1.8%
Nokian Tyres PLC	136,000	2,872,620
Outotec Oyj	121,400	2,877,412
Poyry Oyj	39,018	556,104
TOTAL FINLAND		6,306,136
France - 2.8%
Audika SA	127,284	3,414,165
Laurent-Perrier Group	14,363	955,375
Remy Cointreau SA (c)	43,900	1,737,527
Saft Groupe SA (c)	93,396	3,643,293
TOTAL FRANCE		9,750,360
Germany - 4.5%
alstria office REIT-AG	109,678	876,947
Bilfinger Berger AG	31,000	1,625,925
Biotest AG	8,039	488,666
centrotherm photovoltaics AG (a)	50,600	2,619,313
DIC Asset AG	79,400	560,166
Software AG (Bearer)	66,900	5,005,834
Vossloh AG	37,600	4,361,105
TOTAL GERMANY		15,537,956
Greece - 0.6%
Terna Energy SA	256,451	1,992,012
India - 0.9%
Bharti Airtel Ltd.	158,063	1,355,392
Jyothy Laboratories Ltd.	83,429	181,424
Tata Steel Ltd.	148,922	1,439,709
TOTAL INDIA		2,976,525
Ireland - 0.3%
CRH PLC	44,851	1,070,725
Israel - 0.2%
Partner Communications Co. Ltd. ADR (c)	33,758	636,676
Italy - 1.2%
Azimut Holdings SpA	392,164	4,191,988
Common Stocks - continued
	Shares	Value
Japan - 22.3%
Alpen Co. Ltd.	12,600	$ 222,940
Autobacs Seven Co. Ltd.	103,300	3,526,678
Daikoku Denki Co. Ltd.	88,400	1,191,312
Denso Corp.	55,000	1,624,828
FCC Co. Ltd.	99,300	1,604,795
Fukuoka (REIT) Investment Fund	287	1,468,217
GCA Savvian Group Corp.	417	514,804
Glory Ltd.	38,100	785,276
Gunma Bank Ltd.	229,000	1,331,255
Japan Steel Works Ltd.	80,000	1,048,515
Kamigumi Co. Ltd.	145,000	1,209,227
Kobayashi Pharmaceutical Co. Ltd.	111,000	4,282,317
Meiko Network Japan Co. Ltd.	82,800	470,842
Miraial Co. Ltd.	16,600	347,931
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	205,100	1,271,620
Nabtesco Corp.	99,000	1,124,881
Nagaileben Co. Ltd.	57,500	1,164,465
Nihon Parkerizing Co. Ltd.	109,000	1,246,570
Nippon Seiki Co. Ltd.	199,000	2,450,428
Nippon Thompson Co. Ltd.	826,000	3,981,144
Nitta Corp.	31,000	467,572
Nitto Kohki Co. Ltd.	34,800	723,146
Obic Co. Ltd.	10,840	1,850,396
Ohashi Technica, Inc.	50,000	312,863
ORIX Corp.	37,730	2,388,782
Osaka Securities Exchange Co. Ltd.	1,596	7,169,432
OSG Corp. (c)	213,500	1,961,014
Ozeki Co. Ltd.	21,300	636,006
Pal Co. Ltd.	17,350	337,427
Promise Co. Ltd. (c)	480,850	5,067,196
SAZABY, Inc.	36,800	545,718
SHIMANO, Inc.	29,800	1,222,112
SHO-BOND Holdings Co. Ltd.	86,400	1,634,669
Sompo Japan Insurance, Inc.	189,000	1,254,540
Sparx Group Co. Ltd. (a)	6,453	1,103,578
Sumitomo Mitsui Financial Group, Inc.	41,700	1,785,065
The Nippon Synthetic Chemical Industry Co. Ltd.	367,000	1,807,652
THK Co. Ltd.	99,900	1,640,890
Toho Holdings Co. Ltd.	131,600	1,773,491
Tsumura & Co.	161,000	5,207,272
Tsutsumi Jewelry Co. Ltd.	59,400	1,196,664
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	68,260	$ 4,271,210
Yamato Kogyo Co. Ltd.	43,700	1,362,594
TOTAL JAPAN		76,587,334
Korea (South) - 0.6%
NHN Corp. (a)	14,059	2,052,450
Luxembourg - 0.0%
GlobeOp Financial Services SA	42,300	84,805
Mexico - 0.7%
Cemex SA de CV sponsored ADR (a)	119,743	1,124,387
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	34,700	1,222,481
TOTAL MEXICO		2,346,868
Netherlands - 2.7%
Aalberts Industries NV	205,600	1,910,565
ASML Holding NV (NY Shares)	63,493	1,651,453
James Hardie Industries NV sponsored ADR	117,200	2,454,168
QIAGEN NV (a)	179,700	3,407,112
TOTAL NETHERLANDS		9,423,298
Norway - 0.5%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	819,000	1,001,721
Sevan Marine ASA (a)	546,000	712,335
TOTAL NORWAY		1,714,056
Papua New Guinea - 1.2%
Lihir Gold Ltd. sponsored ADR (a)(c)	101,400	2,394,054
Oil Search Ltd.	328,265	1,548,338
TOTAL PAPUA NEW GUINEA		3,942,392
Philippines - 0.5%
Jollibee Food Corp.	1,622,300	1,706,084
Singapore - 2.9%
Allgreen Properties Ltd.	1,961,000	1,635,075
Keppel Land Ltd.	397,000	733,755
Singapore Exchange Ltd.	943,000	5,713,563
Wing Tai Holdings Ltd.	1,490,000	1,791,064
TOTAL SINGAPORE		9,873,457
South Africa - 3.5%
African Rainbow Minerals Ltd.	260,000	4,404,923
Blue Financial Services Ltd. (a)	1,617,151	481,394
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	281,781	$ 2,196,512
Mr. Price Group Ltd.	431,900	1,699,215
MTN Group Ltd.	192,400	3,173,608
TOTAL SOUTH AFRICA		11,955,652
Spain - 1.4%
Grifols SA	55,974	1,019,150
Prosegur Comp Securidad SA (Reg.)	110,809	3,845,608
TOTAL SPAIN		4,864,758
Sweden - 0.6%
Intrum Justitia AB	45,960	474,428
Swedish Match Co.	87,400	1,668,158
TOTAL SWEDEN		2,142,586
Switzerland - 3.5%
Actelion Ltd. (Reg.) (a)	32,150	1,773,492
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	206,306	189,192
Series B (Reg.)	191,411	6,242,150
Sonova Holding AG	41,996	3,703,853
TOTAL SWITZERLAND		11,908,687
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	745,000	1,159,710
Anadolu Efes Biracilik ve Malt Sanyii AS	224,000	2,405,819
Asya Katilim Bankasi AS (a)	1,092,000	2,093,291
Coca-Cola Icecek AS	199,000	1,190,402
Tupras-Turkiye Petrol Rafinerileri AS	51,400	663,857
Turkiye Garanti Bankasi AS (a)	303,000	1,071,035
TOTAL TURKEY		8,584,114
United Kingdom - 16.5%
Aberdeen Asset Management PLC	542,100	1,127,580
Babcock International Group PLC	292,900	2,303,606
Begbies Traynor Group PLC	875,000	1,527,646
BlueBay Asset Management	72,577	293,436
Bovis Homes Group PLC	594,452	4,588,357
Cobham PLC	397,400	1,189,110
Derwent London PLC	119,200	1,921,773
Great Portland Estates PLC	716,189	2,781,948
H&T Group PLC	358,200	1,331,540
Informa PLC	1,001,860	4,012,953
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC ADR (c)	136,000	$ 1,539,520
Johnson Matthey PLC	133,100	3,148,762
Man Group PLC	233,600	1,080,088
Mothercare PLC	2,000	17,709
Persimmon PLC	384,609	2,893,155
Serco Group PLC	728,713	4,912,454
Shaftesbury PLC	609,032	3,362,870
Spectris PLC	153,884	1,432,014
Spirax-Sarco Engineering PLC	354,530	5,437,436
SSL International PLC	398,857	3,768,325
Ted Baker PLC	284,300	1,776,425
Ultra Electronics Holdings PLC	86,269	1,643,078
Unite Group PLC	898,600	1,891,627
Victrex PLC	240,382	2,618,472
TOTAL UNITED KINGDOM		56,599,884
United States of America - 11.3%
Advanced Energy Industries, Inc. (a)	480,219	5,777,035
Airgas, Inc.	36,800	1,640,544
Autoliv, Inc.	85,900	3,076,079
Broadpoint Gleacher Securities Group, Inc. (a)	77,900	485,317
CyberSource Corp. (a)	462,000	8,011,082
Dril-Quip, Inc. (a)	27,800	1,175,662
FMC Technologies, Inc. (a)	28,000	1,218,000
ION Geophysical Corp. (a)	193,589	520,754
Martin Marietta Materials, Inc.	14,900	1,282,443
Mohawk Industries, Inc. (a)(c)	95,000	4,900,100
Pricesmart, Inc.	399,040	6,508,342
Varian Semiconductor Equipment Associates, Inc. (a)	85,700	2,745,828
Visa, Inc. Class A	20,900	1,368,114
TOTAL UNITED STATES OF AMERICA		38,709,300
TOTAL COMMON STOCKS (Cost $273,940,142)		336,701,912
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI EAFE Small Cap Index ETF (Cost $1,507,404)	50,000	1,625,500
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	4,806,661	$ 4,806,661
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	12,636,141	12,636,141
TOTAL MONEY MARKET FUNDS (Cost $17,442,802)		17,442,802
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $292,890,348)		355,770,214
NET OTHER ASSETS - (3.7)%		(12,771,247)
NET ASSETS - 100%		$ 342,998,967
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,875
Fidelity Securities Lending Cash Central Fund	437,280
Total	$ 460,155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $294,887,172. Net unrealized appreciation aggregated $60,883,042, of which $73,206,950 related to appreciated investment securities and $12,323,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2009

1.834741.103

FIV-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 2.7%
AMP Ltd.	388,042	$ 1,823,800
Macquarie Airports unit	178,086	370,844
Macquarie Group Ltd.	36,204	1,332,811
Macquarie Infrastructure Group unit	593,083	719,193
Wesfarmers Ltd.	20,099	434,507
TOTAL AUSTRALIA		4,681,155
Bermuda - 0.7%
Seadrill Ltd.	80,900	1,298,210
Brazil - 0.5%
Itau Unibanco Banco Multiplo SA ADR	20,030	358,337
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,000	494,880
TOTAL BRAZIL		853,217
Canada - 2.9%
Canadian Natural Resources Ltd.	9,600	577,060
First Quantum Minerals Ltd.	6,400	426,231
Petrobank Energy & Resources Ltd. (a)	21,100	641,999
Power Corp. of Canada (sub. vtg.)	24,600	690,494
Suncor Energy, Inc.	27,400	886,078
Toronto-Dominion Bank	32,300	1,892,099
TOTAL CANADA		5,113,961
Cayman Islands - 0.7%
Chaoda Modern Agriculture (Holdings) Ltd.	1,309,952	885,714
Subsea 7, Inc. (a)	30,000	347,459
TOTAL CAYMAN ISLANDS		1,233,173
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	324,400	762,669
Industrial & Commercial Bank of China Ltd.	983,000	707,774
Nine Dragons Paper (Holdings) Ltd.	452,000	466,006
TOTAL CHINA		1,936,449
Denmark - 0.9%
Novo Nordisk AS Series B	11,892	699,878
Vestas Wind Systems AS (a)	11,900	838,140
TOTAL DENMARK		1,538,018
Finland - 0.6%
Nokia Corp. sponsored ADR	76,000	1,013,840
Common Stocks - continued
	Shares	Value
France - 10.7%
Accor SA	10,064	$ 429,594
AXA SA sponsored ADR	216,500	4,576,810
BNP Paribas SA	55,441	4,041,734
Compagnie de St. Gobain (c)	18,383	745,401
GDF Suez	8,189	312,851
Pernod Ricard SA	5,430	421,936
Sanofi-Aventis	6,400	418,720
Sanofi-Aventis sponsored ADR	32,000	1,044,480
Societe Generale Series A	23,640	1,517,866
Total SA:
Series B	5,400	299,477
sponsored ADR	42,200	2,348,430
Unibail-Rodamco (c)	11,072	1,934,673
Vivendi	26,527	681,482
TOTAL FRANCE		18,773,454
Germany - 12.2%
Allianz AG sponsored ADR	351,300	3,481,383
BASF AG	16,700	836,867
Daimler AG	95,700	4,445,265
Deutsche Bank AG	10,900	707,400
E.ON AG	152,700	5,780,404
GEA Group AG	11,600	189,963
GFK AG	21,800	503,341
Metro AG	8,200	474,845
Munich Re Group (Reg.)	32,100	4,853,673
TOTAL GERMANY		21,273,141
Greece - 0.4%
Hellenic Telecommunications Organization SA	45,749	717,241
Hong Kong - 3.3%
China Overseas Land & Investment Ltd.	272,038	671,157
CNOOC Ltd.	260,000	345,946
Hutchison Whampoa Ltd.	91,000	681,633
Swire Pacific Ltd. (A Shares)	320,300	3,597,762
Techtronic Industries Co. Ltd.	480,000	398,253
TOTAL HONG KONG		5,694,751
India - 0.4%
Infosys Technologies Ltd. sponsored ADR	8,200	352,846
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd. sponsored ADR	400	$ 2,016
Suzlon Energy Ltd.	177,784	370,995
TOTAL INDIA		725,857
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	618,000	454,551
Ireland - 1.0%
CRH PLC sponsored ADR (c)	68,800	1,701,424
Italy - 5.5%
ENI SpA sponsored ADR	58,000	2,701,640
Finmeccanica SpA	73,400	1,113,086
Intesa Sanpaolo SpA	745,500	2,775,844
UniCredit SpA	1,026,809	3,007,409
TOTAL ITALY		9,597,979
Japan - 18.8%
Denso Corp.	39,800	1,175,785
East Japan Railway Co.	28,900	1,658,672
Honda Motor Co. Ltd.	27,400	876,374
Japan Retail Fund Investment Corp.	156	783,215
JSR Corp.	31,400	566,202
KDDI Corp.	101	535,905
Konica Minolta Holdings, Inc.	67,000	732,956
Miraca Holdings, Inc.	41,000	1,024,892
Mitsubishi Estate Co. Ltd.	25,000	416,711
Mitsubishi UFJ Financial Group, Inc.	403,700	2,465,858
Mitsui & Co. Ltd.	350,400	4,396,203
Nippon Electric Glass Co. Ltd.	31,000	359,772
Obic Co. Ltd.	3,880	662,319
ORIX Corp.	11,840	749,621
Osaka Gas Co. Ltd.	904,000	3,009,830
Promise Co. Ltd.	37,450	394,648
Seven & i Holdings Co., Ltd.	35,700	837,692
Sumitomo Corp.	97,000	960,670
Sumitomo Metal Industries Ltd.	330,000	823,169
Tokuyama Corp.	91,000	688,680
Toyota Motor Corp.	142,800	5,994,742
USS Co. Ltd.	11,900	744,615
Xebio Co. Ltd.	51,600	1,120,791
Yamada Denki Co. Ltd.	30,170	1,887,817
TOTAL JAPAN		32,867,139
Common Stocks - continued
	Shares	Value
Korea (South) - 0.0%
Shinhan Financial Group Co. Ltd. (a)	5	$ 169
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands)	17,800	640,579
(NY Shares) Class A	39,300	1,416,372
TOTAL LUXEMBOURG		2,056,951
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	13,900	597,839
Netherlands - 1.0%
Gemalto NV (a)	25,400	948,475
Koninklijke KPN NV	50,100	752,966
TOTAL NETHERLANDS		1,701,441
Norway - 1.5%
DnB Nor ASA (a)	194,200	1,689,288
Orkla ASA (A Shares)	107,950	854,523
TOTAL NORWAY		2,543,811
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	716,312
Singapore - 1.5%
DBS Group Holdings Ltd.	182,000	1,755,253
United Overseas Bank Ltd.	78,000	958,199
TOTAL SINGAPORE		2,713,452
South Africa - 1.5%
Impala Platinum Holdings Ltd.	75,100	1,819,336
MTN Group Ltd.	47,600	785,155
TOTAL SOUTH AFRICA		2,604,491
Spain - 3.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	38,816	638,135
Banco Santander SA	45,600	660,313
Banco Santander SA sponsored ADR	63,100	912,426
Iberdrola SA	160,600	1,377,949
Telefonica SA sponsored ADR	33,600	2,507,904
TOTAL SPAIN		6,096,727
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	527,615
Common Stocks - continued
	Shares	Value
Switzerland - 6.3%
EFG International	77,540	$ 957,777
Nestle SA (Reg.)	16,379	674,073
Roche Holding AG (participation certificate)	28,353	4,470,575
Transocean Ltd. (a)	24,339	1,939,575
Zurich Financial Services AG (Reg.)	15,415	3,029,196
TOTAL SWITZERLAND		11,071,196
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	200,100	689,159
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	528,617
TOTAL TAIWAN		1,217,776
Thailand - 0.2%
Siam Commercial Bank PCL (For. Reg.)	146,500	332,563
United Kingdom - 16.6%
Aberdeen Asset Management PLC	228,700	475,701
Aegis Group PLC	342,500	472,077
Anglo American PLC (United Kingdom)	30,595	986,521
BAE Systems PLC	125,300	642,670
BHP Billiton PLC	23,200	605,823
BP PLC sponsored ADR	10,100	505,404
easyJet PLC (a)	169,400	855,418
HSBC Holdings PLC:
(United Kingdom) (Reg.)	123,639	1,251,270
sponsored ADR	20,100	1,019,070
Imperial Tobacco Group PLC	6,300	180,090
Informa PLC	183,400	734,609
International Power PLC	66,777	284,768
Man Group PLC	534,800	2,472,735
Misys PLC	362,200	1,096,794
National Grid PLC	45,700	426,420
Prudential PLC	313,428	2,347,235
Rio Tinto PLC (Reg.)	39,802	1,657,918
Royal Dutch Shell PLC Class A sponsored ADR	83,900	4,416,496
Standard Chartered PLC (United Kingdom)	23,739	563,579
Tesco PLC	44,100	270,766
Vodafone Group PLC	372,400	765,768
Vodafone Group PLC sponsored ADR	214,312	4,410,541
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC (a)	48,662	$ 1,088,602
WPP PLC	190,262	1,467,637
TOTAL UNITED KINGDOM		28,997,912
TOTAL COMMON STOCKS (Cost $206,974,010)		170,651,815
Nonconvertible Preferred Stocks - 0.8%

Italy - 0.8%
Telecom Italia SpA (Risparmio Shares) (Cost $1,733,290)	1,172,100	1,320,558
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.37% (d)	2,273,683	2,273,683
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	3,365,856	3,365,856
TOTAL MONEY MARKET FUNDS (Cost $5,639,539)		5,639,539
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $214,346,839)		177,611,912
NET OTHER ASSETS - (1.7)%		(2,952,666)
NET ASSETS - 100%		$ 174,659,246
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,118
Fidelity Securities Lending Cash Central Fund	172,014
Total	$ 179,132
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 32,867,139	$ 23,530,165	$ 9,336,974	$ -
United Kingdom	28,997,912	23,855,319	5,142,593	-
Germany	21,273,141	20,565,741	707,400	-
France	18,773,454	18,055,257	718,197	-
Switzerland	11,071,196	11,071,196	-	-
Italy	10,918,537	10,918,537	-	-
Spain	6,096,727	5,436,414	660,313	-
Hong Kong	5,694,751	5,348,805	345,946	-
Canada	5,113,961	5,113,961	-	-
Other	31,165,555	30,637,771	527,784	-
Money Market Funds	5,639,539	5,639,539	-	-
Total Investments in Securities	$ 177,611,912	$ 160,172,705	$ 17,439,207	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $215,441,794. Net unrealized depreciation aggregated $37,829,882, of which $13,281,093 related to appreciated investment securities and $51,110,975 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.103

AFIV-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 2.7%
AMP Ltd.	388,042	$ 1,823,800
Macquarie Airports unit	178,086	370,844
Macquarie Group Ltd.	36,204	1,332,811
Macquarie Infrastructure Group unit	593,083	719,193
Wesfarmers Ltd.	20,099	434,507
TOTAL AUSTRALIA		4,681,155
Bermuda - 0.7%
Seadrill Ltd.	80,900	1,298,210
Brazil - 0.5%
Itau Unibanco Banco Multiplo SA ADR	20,030	358,337
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,000	494,880
TOTAL BRAZIL		853,217
Canada - 2.9%
Canadian Natural Resources Ltd.	9,600	577,060
First Quantum Minerals Ltd.	6,400	426,231
Petrobank Energy & Resources Ltd. (a)	21,100	641,999
Power Corp. of Canada (sub. vtg.)	24,600	690,494
Suncor Energy, Inc.	27,400	886,078
Toronto-Dominion Bank	32,300	1,892,099
TOTAL CANADA		5,113,961
Cayman Islands - 0.7%
Chaoda Modern Agriculture (Holdings) Ltd.	1,309,952	885,714
Subsea 7, Inc. (a)	30,000	347,459
TOTAL CAYMAN ISLANDS		1,233,173
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	324,400	762,669
Industrial & Commercial Bank of China Ltd.	983,000	707,774
Nine Dragons Paper (Holdings) Ltd.	452,000	466,006
TOTAL CHINA		1,936,449
Denmark - 0.9%
Novo Nordisk AS Series B	11,892	699,878
Vestas Wind Systems AS (a)	11,900	838,140
TOTAL DENMARK		1,538,018
Finland - 0.6%
Nokia Corp. sponsored ADR	76,000	1,013,840
Common Stocks - continued
	Shares	Value
France - 10.7%
Accor SA	10,064	$ 429,594
AXA SA sponsored ADR	216,500	4,576,810
BNP Paribas SA	55,441	4,041,734
Compagnie de St. Gobain (c)	18,383	745,401
GDF Suez	8,189	312,851
Pernod Ricard SA	5,430	421,936
Sanofi-Aventis	6,400	418,720
Sanofi-Aventis sponsored ADR	32,000	1,044,480
Societe Generale Series A	23,640	1,517,866
Total SA:
Series B	5,400	299,477
sponsored ADR	42,200	2,348,430
Unibail-Rodamco (c)	11,072	1,934,673
Vivendi	26,527	681,482
TOTAL FRANCE		18,773,454
Germany - 12.2%
Allianz AG sponsored ADR	351,300	3,481,383
BASF AG	16,700	836,867
Daimler AG	95,700	4,445,265
Deutsche Bank AG	10,900	707,400
E.ON AG	152,700	5,780,404
GEA Group AG	11,600	189,963
GFK AG	21,800	503,341
Metro AG	8,200	474,845
Munich Re Group (Reg.)	32,100	4,853,673
TOTAL GERMANY		21,273,141
Greece - 0.4%
Hellenic Telecommunications Organization SA	45,749	717,241
Hong Kong - 3.3%
China Overseas Land & Investment Ltd.	272,038	671,157
CNOOC Ltd.	260,000	345,946
Hutchison Whampoa Ltd.	91,000	681,633
Swire Pacific Ltd. (A Shares)	320,300	3,597,762
Techtronic Industries Co. Ltd.	480,000	398,253
TOTAL HONG KONG		5,694,751
India - 0.4%
Infosys Technologies Ltd. sponsored ADR	8,200	352,846
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd. sponsored ADR	400	$ 2,016
Suzlon Energy Ltd.	177,784	370,995
TOTAL INDIA		725,857
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	618,000	454,551
Ireland - 1.0%
CRH PLC sponsored ADR (c)	68,800	1,701,424
Italy - 5.5%
ENI SpA sponsored ADR	58,000	2,701,640
Finmeccanica SpA	73,400	1,113,086
Intesa Sanpaolo SpA	745,500	2,775,844
UniCredit SpA	1,026,809	3,007,409
TOTAL ITALY		9,597,979
Japan - 18.8%
Denso Corp.	39,800	1,175,785
East Japan Railway Co.	28,900	1,658,672
Honda Motor Co. Ltd.	27,400	876,374
Japan Retail Fund Investment Corp.	156	783,215
JSR Corp.	31,400	566,202
KDDI Corp.	101	535,905
Konica Minolta Holdings, Inc.	67,000	732,956
Miraca Holdings, Inc.	41,000	1,024,892
Mitsubishi Estate Co. Ltd.	25,000	416,711
Mitsubishi UFJ Financial Group, Inc.	403,700	2,465,858
Mitsui & Co. Ltd.	350,400	4,396,203
Nippon Electric Glass Co. Ltd.	31,000	359,772
Obic Co. Ltd.	3,880	662,319
ORIX Corp.	11,840	749,621
Osaka Gas Co. Ltd.	904,000	3,009,830
Promise Co. Ltd.	37,450	394,648
Seven & i Holdings Co., Ltd.	35,700	837,692
Sumitomo Corp.	97,000	960,670
Sumitomo Metal Industries Ltd.	330,000	823,169
Tokuyama Corp.	91,000	688,680
Toyota Motor Corp.	142,800	5,994,742
USS Co. Ltd.	11,900	744,615
Xebio Co. Ltd.	51,600	1,120,791
Yamada Denki Co. Ltd.	30,170	1,887,817
TOTAL JAPAN		32,867,139
Common Stocks - continued
	Shares	Value
Korea (South) - 0.0%
Shinhan Financial Group Co. Ltd. (a)	5	$ 169
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands)	17,800	640,579
(NY Shares) Class A	39,300	1,416,372
TOTAL LUXEMBOURG		2,056,951
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	13,900	597,839
Netherlands - 1.0%
Gemalto NV (a)	25,400	948,475
Koninklijke KPN NV	50,100	752,966
TOTAL NETHERLANDS		1,701,441
Norway - 1.5%
DnB Nor ASA (a)	194,200	1,689,288
Orkla ASA (A Shares)	107,950	854,523
TOTAL NORWAY		2,543,811
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	716,312
Singapore - 1.5%
DBS Group Holdings Ltd.	182,000	1,755,253
United Overseas Bank Ltd.	78,000	958,199
TOTAL SINGAPORE		2,713,452
South Africa - 1.5%
Impala Platinum Holdings Ltd.	75,100	1,819,336
MTN Group Ltd.	47,600	785,155
TOTAL SOUTH AFRICA		2,604,491
Spain - 3.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	38,816	638,135
Banco Santander SA	45,600	660,313
Banco Santander SA sponsored ADR	63,100	912,426
Iberdrola SA	160,600	1,377,949
Telefonica SA sponsored ADR	33,600	2,507,904
TOTAL SPAIN		6,096,727
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	527,615
Common Stocks - continued
	Shares	Value
Switzerland - 6.3%
EFG International	77,540	$ 957,777
Nestle SA (Reg.)	16,379	674,073
Roche Holding AG (participation certificate)	28,353	4,470,575
Transocean Ltd. (a)	24,339	1,939,575
Zurich Financial Services AG (Reg.)	15,415	3,029,196
TOTAL SWITZERLAND		11,071,196
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	200,100	689,159
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	528,617
TOTAL TAIWAN		1,217,776
Thailand - 0.2%
Siam Commercial Bank PCL (For. Reg.)	146,500	332,563
United Kingdom - 16.6%
Aberdeen Asset Management PLC	228,700	475,701
Aegis Group PLC	342,500	472,077
Anglo American PLC (United Kingdom)	30,595	986,521
BAE Systems PLC	125,300	642,670
BHP Billiton PLC	23,200	605,823
BP PLC sponsored ADR	10,100	505,404
easyJet PLC (a)	169,400	855,418
HSBC Holdings PLC:
(United Kingdom) (Reg.)	123,639	1,251,270
sponsored ADR	20,100	1,019,070
Imperial Tobacco Group PLC	6,300	180,090
Informa PLC	183,400	734,609
International Power PLC	66,777	284,768
Man Group PLC	534,800	2,472,735
Misys PLC	362,200	1,096,794
National Grid PLC	45,700	426,420
Prudential PLC	313,428	2,347,235
Rio Tinto PLC (Reg.)	39,802	1,657,918
Royal Dutch Shell PLC Class A sponsored ADR	83,900	4,416,496
Standard Chartered PLC (United Kingdom)	23,739	563,579
Tesco PLC	44,100	270,766
Vodafone Group PLC	372,400	765,768
Vodafone Group PLC sponsored ADR	214,312	4,410,541
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC (a)	48,662	$ 1,088,602
WPP PLC	190,262	1,467,637
TOTAL UNITED KINGDOM		28,997,912
TOTAL COMMON STOCKS (Cost $206,974,010)		170,651,815
Nonconvertible Preferred Stocks - 0.8%

Italy - 0.8%
Telecom Italia SpA (Risparmio Shares) (Cost $1,733,290)	1,172,100	1,320,558
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.37% (d)	2,273,683	2,273,683
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	3,365,856	3,365,856
TOTAL MONEY MARKET FUNDS (Cost $5,639,539)		5,639,539
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $214,346,839)		177,611,912
NET OTHER ASSETS - (1.7)%		(2,952,666)
NET ASSETS - 100%		$ 174,659,246
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,118
Fidelity Securities Lending Cash Central Fund	172,014
Total	$ 179,132
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 32,867,139	$ 23,530,165	$ 9,336,974	$ -
United Kingdom	28,997,912	23,855,319	5,142,593	-
Germany	21,273,141	20,565,741	707,400	-
France	18,773,454	18,055,257	718,197	-
Switzerland	11,071,196	11,071,196	-	-
Italy	10,918,537	10,918,537	-	-
Spain	6,096,727	5,436,414	660,313	-
Hong Kong	5,694,751	5,348,805	345,946	-
Canada	5,113,961	5,113,961	-	-
Other	31,165,555	30,637,771	527,784	-
Money Market Funds	5,639,539	5,639,539	-	-
Total Investments in Securities	$ 177,611,912	$ 160,172,705	$ 17,439,207	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $215,441,794. Net unrealized depreciation aggregated $37,829,882, of which $13,281,093 related to appreciated investment securities and $51,110,975 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund -
Japan Fund
Class F

July 31, 2009

1.804854.105

JPN-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 5.1%
Bridgestone Corp.	288,700	$ 5,016,624
Denso Corp.	515,500	15,229,072
NGK Spark Plug Co. Ltd.	204,000	2,251,094
NOK Corp.	364,400	4,471,709
Stanley Electric Co. Ltd.	933,500	19,378,437
Toyoda Gosei Co. Ltd.	150,500	4,660,871
		51,007,807
Automobiles - 7.6%
Honda Motor Co. Ltd.	623,900	19,955,111
Toyota Motor Corp.	984,400	41,325,119
Yamaha Motor Co. Ltd.	1,211,300	15,082,035
		76,362,265
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd. (b)	236,600	3,751,189
Household Durables - 2.3%
Haseko Corp.	1,600,000	1,522,038
Sekisui House Ltd.	1,911,000	18,017,249
Sony Corp.	144,300	4,022,720
		23,562,007
Leisure Equipment & Products - 1.9%
Nikon Corp.	947,000	19,038,093
Media - 1.9%
Fuji Media Holdings, Inc.	11,674	18,669,022
Multiline Retail - 1.4%
Isetan Mitsukoshi Holdings Ltd.	596,840	6,327,349
Marui Group Co. Ltd.	237,800	1,706,650
Takashimaya Co. Ltd.	670,000	5,523,729
		13,557,728
Specialty Retail - 2.1%
Nishimatsuya Chain Co. Ltd.	576,300	5,896,400
Yamada Denki Co. Ltd.	239,950	15,014,311
		20,910,711
TOTAL CONSUMER DISCRETIONARY		226,858,822
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Coca-Cola West Co. Ltd.	187,700	3,676,230
Food & Staples Retailing - 1.3%
Seven & i Holdings Co., Ltd.	566,300	13,288,088
Personal Products - 0.2%
Kose Corp.	101,100	2,064,530
TOTAL CONSUMER STAPLES		19,028,848
FINANCIALS - 26.4%
Capital Markets - 2.3%
Daiwa Securities Group, Inc.	923,000	5,463,270

	Shares	Value
Matsui Securities Co. Ltd. (b)	672,800	$ 6,421,503
Nomura Holdings, Inc.	1,307,000	11,453,159
		23,337,932
Commercial Banks - 12.9%
Chiba Bank Ltd.	983,000	6,379,473
Mitsubishi UFJ Financial Group, Inc.	5,972,400	36,480,285
Mizuho Financial Group, Inc.	14,792,800	33,616,446
Sumitomo Mitsui Financial Group, Inc.	841,200	36,009,512
Sumitomo Trust & Banking Co. Ltd.	3,043,000	16,660,754
		129,146,470
Consumer Finance - 3.6%
Credit Saison Co. Ltd.	607,100	7,931,250
ORIX Corp.	388,800	24,615,917
Promise Co. Ltd. (b)	343,050	3,615,060
		36,162,227
Insurance - 4.3%
Sompo Japan Insurance, Inc.	2,843,000	18,871,197
Sony Financial Holdings, Inc.	1,227	3,783,066
T&D Holdings, Inc.	682,950	20,067,656
		42,721,919
Real Estate Investment Trusts - 1.3%
Japan Real Estate Investment Corp.	855	7,157,383
Nomura Real Estate Office Fund, Inc.	922	6,061,558
		13,218,941
Real Estate Management & Development - 2.0%
Leopalace21 Corp.	238,400	2,043,573
Mitsubishi Estate Co. Ltd.	1,075,000	17,918,560
		19,962,133
TOTAL FINANCIALS		264,549,622
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	137,400	5,242,723
Daiichi Sankyo Kabushiki Kaisha	322,100	5,855,745
		11,098,468
INDUSTRIALS - 16.2%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	420,000	6,246,063
Building Products - 2.7%
Asahi Glass Co. Ltd.	1,516,000	13,171,462
Daikin Industries Ltd.	386,000	14,034,880
		27,206,342
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	1,439,000	10,555,607
Sumitomo Electric Industries Ltd.	828,200	10,320,767
		20,876,374
Machinery - 5.4%
Daifuku Co. Ltd.	327,500	2,256,950
Fanuc Ltd.	58,300	4,787,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
JTEKT Corp.	536,600	$ 6,074,396
Kubota Corp.	1,871,000	16,849,085
NGK Insulators Ltd.	390,000	8,842,088
NSK Ltd.	1,109,000	6,013,286
THK Co. Ltd.	314,200	5,160,837
Toshiba Machine Co. Ltd.	1,143,000	4,192,168
		54,176,792
Marine - 0.2%
Mitsui O.S.K. Lines Ltd.	369,000	2,250,428
Road & Rail - 1.0%
East Japan Railway Co.	164,700	9,452,711
Trading Companies & Distributors - 2.8%
Mitsubishi Corp.	507,400	10,136,201
Mitsui & Co. Ltd.	785,800	9,858,837
Sumitomo Corp.	804,100	7,963,658
		27,958,696
Transportation Infrastructure - 1.4%
The Sumitomo Warehouse Co. Ltd.	3,362,000	14,249,677
TOTAL INDUSTRIALS		162,417,083
INFORMATION TECHNOLOGY - 18.6%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	1,095,000	7,198,922
Electronic Equipment & Components - 8.2%
Fujifilm Holdings Corp.	30,500	980,813
Horiba Ltd.	283,300	6,692,480
Ibiden Co. Ltd.	290,000	9,655,427
Kyocera Corp.	17,900	1,436,489
Nidec Sankyo Corp.	265,000	1,697,389
Nippon Electric Glass Co. Ltd.	1,733,000	20,112,398
Yamatake Corp.	550,000	12,091,745
Yaskawa Electric Corp.	2,028,000	14,426,001
Yokogawa Electric Corp.	1,884,000	14,775,689
		81,868,431
Internet Software & Services - 0.2%
Yahoo! Japan Corp. (b)	7,758	2,546,093
IT Services - 0.6%
NTT Data Corp.	1,701	5,735,324
Office Electronics - 7.7%
Canon, Inc.	1,629,400	60,404,415
Konica Minolta Holdings, Inc.	1,026,500	11,229,547
Ricoh Co. Ltd.	402,000	5,277,286
		76,911,248

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	66,200	$ 4,925,991
Tokyo Electron Ltd.	135,000	7,077,476
		12,003,467
TOTAL INFORMATION TECHNOLOGY		186,263,485
MATERIALS - 5.4%
Chemicals - 4.6%
JSR Corp.	923,800	16,657,888
Nissan Chemical Industries Co. Ltd.	480,000	6,463,587
Nitto Denko Corp.	461,900	14,890,550
Shin-Etsu Chemical Co., Ltd.	92,800	5,002,431
Zeon Corp.	695,000	2,901,649
		45,916,105
Metals & Mining - 0.8%
Sumitomo Metal Industries Ltd.	3,028,000	7,553,197
TOTAL MATERIALS		53,469,302
TELECOMMUNICATION SERVICES - 4.0%
Wireless Telecommunication Services - 4.0%
KDDI Corp.	1,678	8,903,456
NTT DoCoMo, Inc.	21,521	31,085,054
		39,988,510
TOTAL COMMON STOCKS (Cost $1,089,658,923)		963,674,140
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.37% (c)	29,983,660	29,983,660
Fidelity Securities Lending Cash Central Fund, 0.22% (a)(c)	10,343,213	10,343,213
TOTAL MONEY MARKET FUNDS (Cost $40,326,873)		40,326,873
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,129,985,796)	1,004,001,013
NET OTHER ASSETS - (0.3)%	(2,753,581)
NET ASSETS - 100%	$ 1,001,247,432
Legend
(a) Investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 212,593
Fidelity Securities Lending Cash Central Fund	355,994
Total	$ 568,587
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,858,822	$ 161,555,872	$ 65,302,950	$ -
Consumer Staples	19,028,848	19,028,848	-	-
Financials	264,549,622	216,616,178	47,933,444	-
Health Care	11,098,468	11,098,468	-	-
Industrials	162,417,083	162,417,083	-	-
Information Technology	186,263,485	123,441,768	62,821,717	-
Materials	53,469,302	53,469,302	-	-
Telecommunication Services	39,988,510	8,903,456	31,085,054	-
Money Market Funds	40,326,873	40,326,873	-	-
Total Investments in Securities:	$ 1,004,001,013	$ 796,857,848	$ 207,143,165	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,171,511,983. Net unrealized depreciation aggregated $167,510,970, of which $60,394,644 related to appreciated investment securities and $227,905,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2009

1.804823.105

JSC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 38.5%
Auto Components - 12.8%
Aisin Seiki Co. Ltd.	64,700	$ 1,665,199
Calsonic Kansei Corp.	1,577,000	3,883,744
Koito Manufacturing Co. Ltd.	689,000	10,122,714
Nippon Seiki Co. Ltd.	261,000	3,213,878
NOK Corp.	27,200	333,783
Stanley Electric Co. Ltd.	1,044,500	21,682,676
Toyoda Gosei Co. Ltd.	329,500	10,204,365
		51,106,359
Automobiles - 3.2%
Isuzu Motors Ltd.	1,489,000	2,659,772
Nissan Motor Co. Ltd.	1,202,600	8,727,398
Yachiyo Industry Co. Ltd.	165,400	1,522,708
		12,909,878
Diversified Consumer Services - 0.0%
Meiko Network Japan Co. Ltd.	13,600	77,336
Hotels, Restaurants & Leisure - 0.6%
Accordia Golf Co. Ltd.	447	352,932
Kappa Create Co. Ltd.	77,000	1,810,855
Pacific Golf Group International Holdings KK	605	344,673
		2,508,460
Household Durables - 6.6%
Arnest One Corp. (a)(c)	1,046,300	4,832,820
Goldcrest Co. Ltd.	75,660	1,811,330
Haseko Corp.	7,813,000	7,432,301
Sanyo Electric Co. Ltd. (a)	752,000	1,685,065
Sony Corp.	378,000	10,537,687
		26,299,203
Internet & Catalog Retail - 4.0%
Rakuten, Inc.	16,618	10,679,361
Start Today Co. Ltd.	2,986	5,116,062
		15,795,423
Leisure Equipment & Products - 0.2%
Aruze Corp.	37,000	293,309
SHIMANO, Inc.	6,900	282,972
		576,281
Media - 2.3%
Cookpad, Inc.	2,600	692,527
CyberAgent, Inc.	7,136	6,750,576
Opt, Inc.	449	669,632
Tokyo Broadcasting System Holding	68,200	1,071,910
		9,184,645
Multiline Retail - 2.6%
J Front Retailing Co. Ltd.	460,000	2,557,446

	Shares	Value
Ryohin Keikaku Co. Ltd.	183,200	$ 7,609,935
Zakkaya Bulldog Co. Ltd.	64,900	284,679
		10,452,060
Specialty Retail - 6.0%
Alpen Co. Ltd.	82,200	1,454,421
Bookoff Corp.	73,200	836,372
Megane TOP Co. Ltd.	687,590	10,378,168
Point, Inc.	204,550	11,026,371
		23,695,332
Textiles, Apparel & Luxury Goods - 0.2%
Japan Vilene Co. Ltd.	171,000	919,977
TOTAL CONSUMER DISCRETIONARY		153,524,954
CONSUMER STAPLES - 3.6%
Beverages - 0.9%
Kirin Holdings Co. Ltd.	238,000	3,562,076
Household Products - 2.7%
Pigeon Corp.	300,800	10,841,644
TOTAL CONSUMER STAPLES		14,403,720
FINANCIALS - 24.9%
Capital Markets - 6.9%
Daiwa Securities Group, Inc.	239,000	1,414,650
JAFCO Co. Ltd.	178,300	6,256,801
Nomura Holdings, Inc.	1,830,000	16,036,175
SBI Holdings, Inc.	19,045	3,850,870
		27,558,496
Commercial Banks - 2.7%
Mizuho Financial Group, Inc.	2,906,600	6,605,211
Shinsei Bank Ltd. (a)(c)	2,798,000	4,140,366
		10,745,577
Consumer Finance - 6.0%
Credit Saison Co. Ltd.	129,300	1,689,196
ORIX Corp. (c)	353,360	22,372,121
		24,061,317
Diversified Financial Services - 4.1%
Japan Securities Finance Co. Ltd.	513,400	4,270,646
Osaka Securities Exchange Co. Ltd.	2,715	12,196,121
		16,466,767
Insurance - 2.1%
Aioi Insurance Co. Ltd.	716,000	3,405,560
Fuji Fire & Marine Insurance Co. Ltd. (a)	2,623,000	3,160,575
T&D Holdings, Inc.	55,350	1,626,393
		8,192,528
Real Estate Investment Trusts - 1.4%
Kenedix Realty Investment Corp.	1,144	3,833,083
Nippon Commercial Investment Corp.	320	570,595
ORIX JREIT, Inc.	240	1,182,116
		5,585,794
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.7%
Airport Facilities Co. Ltd.	189,900	$ 1,035,709
Nomura Real Estate Holdings, Inc.	76,000	1,336,687
Shoei Co.	330,000	2,633,443
Toc Co. Ltd.	123,100	506,140
Toho Real Estate Co. Ltd.	37,300	190,817
Tokyo Tatemono Co. Ltd.	226,000	1,108,382
		6,811,178
TOTAL FINANCIALS		99,421,657
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Sosei Group Corp. (a)(c)	1,689	2,674,265
INDUSTRIALS - 12.0%
Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	12,200	297,875
Building Products - 8.2%
Asahi Glass Co. Ltd.	64,000	556,051
Daikin Industries Ltd.	654,900	23,812,028
Nichias Corp.	1,208,000	3,919,839
Nippon Sheet Glass Co. Ltd.	1,193,000	3,568,534
Shinko Kogyo Co. Ltd.	246,000	876,250
		32,732,702
Commercial Services & Supplies - 0.3%
Nissha Printing Co. Ltd.	20,500	1,120,230
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	55,000	359,264
Electrical Equipment - 1.1%
Fuji Electric Holdings Co. Ltd.	601,000	1,054,497
Furukawa Electric Co. Ltd.	224,000	1,082,000
Mitsubishi Electric Corp.	322,000	2,361,991
		4,498,488
Machinery - 2.2%
HIRANO TECSEED Co. Ltd.	144,000	1,558,567
Kinki Sharyo Co. Ltd.	58,000	454,878
Meidensha Corp. (c)	274,000	1,642,089
Miura Co. Ltd.	64,500	1,557,790
Nitta Corp.	203,900	3,075,418
Toshiba Machine Co. Ltd.	133,000	487,803
		8,776,545
TOTAL INDUSTRIALS		47,785,104

	Shares	Value
INFORMATION TECHNOLOGY - 10.1%
Computers & Peripherals - 1.7%
Mutoh Holdings Co. Ltd. (a)	287,000	$ 476,260
Toshiba Corp.	1,405,000	6,237,184
		6,713,444
Electronic Equipment & Components - 3.7%
Citizen Holdings Co. Ltd.	942,700	5,121,528
Horiba Ltd.	59,800	1,412,673
Omron Corp.	59,000	956,622
Origin Electric Co. Ltd.	339,000	1,046,274
TDK Corp.	24,400	1,284,346
V Technology Co. Ltd. (c)	713	4,958,820
		14,780,263
Internet Software & Services - 3.7%
Access Co. Ltd. (a)(c)	310	907,948
GMO Internet, Inc.	320,800	1,352,914
Kakaku.com, Inc.	2,006	8,078,279
mixi, Inc. (a)(c)	623	4,392,147
		14,731,288
IT Services - 0.8%
CAC Corp.	77,500	583,236
IT Holdings Corp.	107,800	2,176,282
SBI VeriTrans Co., Ltd.	595	354,698
		3,114,216
Semiconductors & Semiconductor Equipment - 0.2%
Shinko Electric Industries Co.Ltd.	56,000	883,712
TOTAL INFORMATION TECHNOLOGY		40,222,923
MATERIALS - 8.2%
Chemicals - 3.2%
Ishihara Sangyo Kaisha Ltd. (a)	3,695,000	4,061,727
JSR Corp.	230,900	4,163,570
Mitsubishi Rayon Co. Ltd.	571,000	1,563,143
Mitsui Chemicals, Inc.	235,000	861,907
Tanaka Chemical Corp. (c)	21,600	399,535
The Nippon Synthetic Chemical Industry Co. Ltd.	192,000	945,693
Ube Industries Ltd.	230,000	666,103
		12,661,678
Metals & Mining - 5.0%
Nippon Yakin Kogyo Co. Ltd.	800,000	4,126,414
Sumitomo Metal Mining Co. Ltd.	665,000	10,016,119
Tokyo Rope Manufacturing Co. Ltd.	671,000	2,106,405
Toyo Kohan Co. Ltd.	337,000	1,307,251
Yamato Kogyo Co. Ltd.	72,900	2,273,068
		19,829,257
TOTAL MATERIALS		32,490,935
TOTAL COMMON STOCKS (Cost $323,398,697)		390,523,558
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	8,061,201	$ 8,061,201
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	32,056,241	32,056,241
TOTAL MONEY MARKET FUNDS (Cost $40,117,442)		40,117,442
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $363,516,139)	430,641,000
NET OTHER ASSETS - (8.1)%	(32,198,829)
NET ASSETS - 100%	$ 398,442,171
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,923
Fidelity Securities Lending Cash Central Fund	617,487
Total	$ 644,410
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 153,524,954	$ 134,259,869	$ 19,265,085	$ -
Consumer Staples	14,403,720	14,403,720	-	-
Financials	99,421,657	83,385,482	16,036,175	-
Health Care	2,674,265	2,674,265	-	-
Industrials	47,785,104	47,785,104	-	-
Information Technology	40,222,923	40,222,923	-	-
Materials	32,490,935	32,490,935	-	-
Money Market Funds	40,117,442	40,117,442	-	-
Total Investments in Securities:	$ 430,641,000	$ 395,339,740	$ 35,301,260	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $372,686,468. Net unrealized appreciation aggregated $57,954,532, of which $76,801,868 related to appreciated investment securities and $18,847,336 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2009

1.804841.105

LAF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Bermuda - 1.4%
Dufry South America Ltd. unit	2,522,682	$ 37,177,789
GP Investments, Ltd. unit (a)	2,633,825	11,785,873
TOTAL BERMUDA		48,963,662
Brazil - 63.8%
AES Tiete SA (PN) (non-vtg.)	5,416,200	58,922,219
America Latina Logistica SA unit	2,505,700	15,818,406
Banco Bradesco SA:
(PN)	2,102,900	33,008,543
(PN) sponsored ADR	4,879,600	76,951,292
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	1,172,726	82,477,820
sponsored ADR	66,745	3,823,821
Companhia de Saneamento de Minas Gerais (a)	61,112	834,804
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	450,800	6,460,017
(PN) sponsored ADR (non-vtg.)	3,494,700	49,904,316
Confab Industrial SA (PN) (non-vtg.)	2,514,600	7,910,344
Eletropaulo Metropolitana SA (PN-B)	2,100,060	39,311,413
Equatorial Energia SA	3,540,723	31,877,892
Gerdau SA sponsored ADR (c)	4,630,300	54,035,601
GVT Holding SA (a)	1,357,100	26,261,994
Itau Unibanco Banco Multiplo SA	3,663,489	65,436,275
Itau Unibanco Banco Multiplo SA ADR	9,284,057	166,091,780
Lojas Americanas SA (PN)	1,414,100	7,881,372
Net Servicos de Comunicacao SA:
sponsored ADR	1,180,600	11,994,896
(PN) (a)	5,633,600	57,513,441
OGX Petroleo e Gas Participacoes SA	53,000	33,799,571
Petroleo Brasileiro SA - Petrobras:
(ON)	388,200	7,992,842
(PN) (non-vtg.)	5,890,360	99,245,937
(PN) sponsored ADR (non-vtg.)	7,853,700	264,669,690
sponsored ADR	5,593,520	230,676,765
Redecard SA	1,300,900	19,360,125
Souza Cruz Industria Comerico	1,093,500	37,211,817
TAM SA (PN) sponsored ADR (ltd. vtg.) (a)	3,393,000	41,699,970
Tele Norte Leste Participacoes SA:
(ON)	667,700	12,058,676
sponsored ADR (non-vtg.)	2,060,000	31,703,400
TIM Participacoes SA	5,839,900	12,956,691
TIM Participacoes SA sponsored ADR (non-vtg.) (c)	650,200	14,317,404
Tractebel Energia SA	3,366,200	34,924,776
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	505,875	12,359,508
(PN-A) (non-vtg.)	2,248,350	53,377,227

	Shares	Value
Vale SA:
(PN-A)	1,402,500	$ 24,239,349
(PN-A) sponsored ADR	13,569,500	233,395,400
sponsored ADR (c)	5,886,400	116,138,672
Vivo Participacoes SA:
(PN)	717,986	16,325,909
sponsored ADR	4,334,000	98,685,180
Votorantim Celulose e Papel SA:
(PN) (non-vtg.) (a)	96,565	1,437,608
sponsored ADR (non-vtg.) (a)(c)	2,267,950	33,883,173
TOTAL BRAZIL		2,226,975,936
Canada - 2.1%
Jaguar Mining, Inc. (a)	1,022,400	8,521,977
Pan American Silver Corp. (a)	1,181,800	23,293,280
Yamana Gold, Inc.	4,328,600	41,263,027
TOTAL CANADA		73,078,284
Chile - 4.4%
Banco Santander Chile sponsored ADR	637,075	31,286,753
CAP SA	2,214,226	51,483,158
Empresa Nacional de Electricidad SA	3,903,537	6,406,692
Empresa Nacional de Electricidad SA sponsored ADR (c)	743,399	36,649,571
Enersis SA sponsored ADR	185,900	3,567,421
Vina Concha y Toro SA	4,173,121	8,638,565
Vina Concha y Toro SA sponsored ADR (c)	408,450	16,991,520
TOTAL CHILE		155,023,680
Luxembourg - 0.6%
Millicom International Cellular SA (a)	305,850	22,678,778
Mexico - 16.5%
America Movil SAB de CV:
Series L	2,463,900	5,281,218
Series L sponsored ADR	6,629,856	285,150,104
Fomento Economico Mexicano SAB de CV sponsored ADR	1,540,695	59,470,827
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,529,974	70,611,574
Grupo Mexico SA de CV Series B	19,418,414	27,478,576
Grupo Televisa SA de CV (CPO) sponsored ADR	1,920,900	34,749,081
Industrias Penoles SA de CV	963,790	15,331,323
Wal-Mart de Mexico SA de CV Series V (c)	23,112,716	78,659,619
TOTAL MEXICO		576,732,322
Panama - 0.6%
Copa Holdings SA Class A	526,700	21,352,418
Peru - 2.3%
Compania de Minas Buenaventura SA sponsored ADR	3,045,952	79,347,050
Common Stocks - continued
	Shares	Value
United Kingdom - 0.4%
Fresnillo PLC	1,252,278	$ 13,065,669
TOTAL COMMON STOCKS (Cost $2,140,389,209)		3,217,217,799
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 0.37% (d)	254,419,430	254,419,430
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	88,931,550	88,931,550
TOTAL MONEY MARKET FUNDS (Cost $343,350,980)		343,350,980
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,483,740,189)	3,560,568,779
NET OTHER ASSETS - (1.9)%	(67,621,265)
NET ASSETS - 100%	$ 3,492,947,514
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 655,888
Fidelity Securities Lending Cash Central Fund	343,780
Total	$ 999,668
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 2,226,975,936	$ 2,226,141,132	$ 834,804	$ -
Mexico	576,732,322	576,732,322	-	-
Chile	155,023,680	155,023,680	-	-
Peru	79,347,050	79,347,050	-	-
Canada	73,078,284	73,078,284	-	-
Bermuda	48,963,662	48,963,662	-	-
Luxembourg	22,678,778	22,678,778	-	-
Panama	21,352,418	21,352,418	-	-
United Kingdom	13,065,669	13,065,669	-	-
Money Market Funds	343,350,980	343,350,980	-	-
Total Investments in Securities:	$ 3,560,568,779	$ 3,559,733,975	$ 834,804	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,493,643,082. Net unrealized appreciation aggregated $1,066,925,697, of which $1,208,666,920 related to appreciated investment securities and $141,741,223 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2009

1.804855.105

NOR-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Bermuda - 3.4%
Golden Ocean Group Ltd. (c)	1,178,100	$ 1,335,268
Northern Offshore Ltd. (a)	1,340,000	1,442,282
Seadrill Ltd. (c)	483,300	7,755,562
TOTAL BERMUDA		10,533,112
Denmark - 21.2%
A.P. Moller - Maersk AS:
Series A	513	3,102,605
Series B	477	2,967,042
Carlsberg AS Series B	97,700	6,778,359
Coloplast AS Series B	19,100	1,400,084
Danske Bank AS (a)	796,400	16,576,107
Genmab AS (a)	31,800	1,272,024
Novo Nordisk AS Series B	377,190	22,198,688
Novozymes AS Series B	16,200	1,455,703
Sydbank AS (a)	62,930	1,589,841
Vestas Wind Systems AS (a)	82,400	5,803,594
William Demant Holding AS (a)	48,900	2,910,659
TOTAL DENMARK		66,054,706
Finland - 21.8%
Fortum Oyj	321,900	7,455,305
Kone Oyj (B Shares)	154,660	5,261,644
Neste Oil Oyj (c)	83,400	1,179,149
Nokia Corp.	2,396,850	32,228,073
Nokian Tyres PLC	159,700	3,373,216
Outokumpu Oyj (A Shares)	163,000	3,194,342
Sampo Oyj (A Shares)	434,700	9,076,498
Stora Enso Oyj (R Shares)	514,800	3,272,385
UPM-Kymmene Corp.	253,700	2,657,657
TOTAL FINLAND		67,698,269
Germany - 0.7%
MAN AG	33,700	2,329,500
Iceland - 0.1%
Ossur hf (a)	441,370	295,572
Norway - 15.8%
DnB Nor ASA (a)	1,480,500	12,878,427
Norsk Hydro ASA (a)	755,200	4,433,696
Orkla ASA (A Shares)	347,200	2,748,406
Pronova BioPharma ASA (a)(c)	466,300	1,452,447
Sevan Marine ASA (a)	580,000	756,692
StatoilHydro ASA	705,196	15,065,465
Storebrand ASA (A Shares) (a)	480,000	2,602,761
Telenor ASA (a)	743,700	6,857,329
Yara International ASA	75,300	2,333,189
TOTAL NORWAY		49,128,412
Sweden - 36.3%
Assa Abloy AB (B Shares)	261,200	4,306,797
Atlas Copco AB (A Shares)	467,600	5,571,950
Electrolux AB (B Shares) (a)	268,700	5,026,153

	Shares	Value
H&M Hennes & Mauritz AB (B Shares)	210,316	$ 12,501,550
Intrum Justitia AB	100,600	1,038,457
Investor AB (B Shares)	377,200	6,715,975
Lundin Petroleum AB (a)	231,200	2,047,024
Modern Times Group MTG AB (B Shares)	46,650	1,738,754
Nordea Bank AB	384,900	3,733,191
Rezidor Hotel Group AB (a)	702,000	1,799,464
Sandvik AB (c)	538,900	5,133,519
Scania AB (B Shares)	473,500	5,543,843
Skandinaviska Enskilda Banken AB (A Shares) (a)	664,600	3,711,074
Skanska AB (B Shares) (c)	399,674	5,607,060
SKF AB (B Shares)	558,900	8,382,939
SSAB Svenskt Stal AB:
(A Shares) (c)	215,800	2,825,644
(B Shares)	53,400	638,167
Svenska Cellulosa AB (SCA) (B Shares)	166,000	2,133,321
Svenska Handelsbanken AB (A Shares)	341,100	8,341,818
TELE2 AB (B Shares)	142,050	1,911,150
Telefonaktiebolaget LM Ericsson (B Shares)	1,279,000	12,589,927
TeliaSonera AB (c)	790,000	5,068,067
Volvo AB (B Shares) (c)	871,000	6,366,121
TOTAL SWEDEN		112,731,965
United States of America - 0.5%
Autoliv, Inc.	44,600	1,597,126
TOTAL COMMON STOCKS (Cost $275,095,852)		310,368,662
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.37% (d)	288,314	288,314
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	20,395,030	20,395,030
TOTAL MONEY MARKET FUNDS (Cost $20,683,344)		20,683,344
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $295,779,196)	331,052,006
NET OTHER ASSETS - (6.5)%	(20,179,928)
NET ASSETS - 100%	$ 310,872,078
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,921
Fidelity Securities Lending Cash Central Fund	748,723
Total	$ 778,644
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 112,731,965	$ 100,142,038	$ 12,589,927	$ -
Finland	67,698,269	35,470,196	32,228,073	-
Denmark	66,054,706	66,054,706	-	-
Norway	49,128,412	49,128,412	-	-
Bermuda	10,533,112	10,533,112	-	-
Germany	2,329,500	2,329,500	-	-
United States of America	1,597,126	1,597,126	-	-
Iceland	295,572	-	-	295,572
Money Market Funds	20,683,344	20,683,344	-	-
Total Investments in Securities:	$ 331,052,006	$ 285,938,434	$ 44,818,000	$ 295,572
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(31,653)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	327,225
Ending Balance	$ 295,572
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (31,653)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $299,948,464. Net unrealized appreciation aggregated $31,103,542, of which $57,869,368 related to appreciated investment securities and $26,765,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund -
Overseas
Class K
Class F

July 31, 2009

1.804876.105

OVE-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.0%
Macquarie Group Ltd.	775,447	$ 28,547,249
Qantas Airways Ltd.	20,139,661	39,075,293
TOTAL AUSTRALIA		67,622,542
Austria - 0.3%
Wienerberger AG (a)(c)	1,259,800	20,989,745
Belgium - 2.3%
Anheuser-Busch InBev SA NV	3,955,014	157,353,609
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	26,991
TOTAL BELGIUM		157,380,600
Bermuda - 0.6%
Willis Group Holdings Ltd.	1,706,200	42,518,504
Brazil - 0.5%
Vivo Participacoes SA sponsored ADR	1,601,240	36,460,235
Canada - 0.3%
Harry Winston Diamond Corp.	3,448,974	20,136,489
Finland - 0.4%
Neste Oil Oyj (c)	1,663,000	23,512,292
France - 15.0%
Accor SA	626,705	26,751,679
Alstom SA	632,700	43,437,571
AXA SA	2,137,100	45,109,111
BNP Paribas SA	714,790	52,109,290
Carrefour SA	1,299,300	60,989,933
Compagnie de St. Gobain (c)	1,211,742	49,134,154
Danone	1,854,500	99,500,483
Electricite de France	373,600	18,516,763
L'Oreal SA	273,200	23,678,095
Lafarge SA (Bearer)	459,256	33,172,828
Pernod Ricard SA (c)	3,351,176	260,401,890
PPR SA	247,800	27,614,906
Sanofi-Aventis	1,046,300	68,454,205
Societe Generale Series A	669,701	42,999,836
Sodexo SA ADR	647,400	33,988,500
Total SA Series B	1,393,500	77,281,770
Unibail-Rodamco (c)	292,329	51,080,298
TOTAL FRANCE		1,014,221,312
Germany - 9.5%
Allianz AG (Reg.)	255,300	25,300,412
BASF AG	639,300	32,036,467
Bayer AG	690,900	42,401,407
Daimler AG	1,635,200	75,955,040
Deutsche Boerse AG	1,029,562	81,586,509
Deutsche Telekom AG (Reg.)	6,929,932	88,633,374
E.ON AG	2,665,173	100,889,165
Linde AG	615,800	58,119,238
Munich Re Group (Reg.)	268,376	40,579,732

	Shares	Value
SAP AG	1,812,300	$ 85,630,456
TUI AG (a)(c)	1,516,500	9,769,490
TOTAL GERMANY		640,901,290
Hong Kong - 3.9%
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	14,157,100	203,579,098
Hutchison Whampoa Ltd.	8,144,000	61,002,368
TOTAL HONG KONG		264,581,466
Indonesia - 0.5%
PT Indosat Tbk sponsored ADR (c)	1,153,380	31,314,267
Ireland - 0.3%
CRH PLC	659,442	15,742,818
CRH PLC sponsored ADR (c)	50,000	1,236,500
TOTAL IRELAND		16,979,318
Italy - 3.6%
Bulgari SpA	6,283,700	38,756,413
Enel SpA	4,872,100	26,473,850
ENI SpA	3,804,700	88,900,402
ENI SpA sponsored ADR	116,500	5,426,570
Intesa Sanpaolo SpA	11,881,578	44,240,647
UniCredit SpA	12,515,124	36,655,406
TOTAL ITALY		240,453,288
Japan - 20.2%
Bridgestone Corp.	2,511,900	43,648,277
Canon, Inc. sponsored ADR (c)	1,362,700	50,447,154
Citizen Holdings Co. Ltd.	3,576,000	19,427,798
Daiichi Sankyo Kabushiki Kaisha	2,802,200	50,943,705
East Japan Railway Co.	731,000	41,954,655
Inpex Corp.	2,067	15,817,651
Japan Tobacco, Inc.	21,261	61,573,976
JFE Holdings, Inc.	631,500	25,430,874
Mazda Motor Corp.	19,316,000	50,632,786
Mitsubishi Corp.	2,307,700	46,100,337
Mitsubishi Rayon Co. Ltd.	7,043,000	19,280,594
Mitsubishi UFJ Financial Group, Inc.	15,678,400	95,765,939
Mitsubishi UFJ Lease & Finance Co. Ltd.	166,960	5,117,683
Mitsui & Co. Ltd.	5,858,600	73,503,415
Nissan Motor Co. Ltd.	4,242,500	30,788,280
Nomura Holdings, Inc.	8,730,400	76,503,947
Nomura Real Estate Office Fund, Inc.	3,119	20,505,422
NTT DoCoMo, Inc.	63,723	92,041,860
Omron Corp.	4,089,400	66,305,247
Osaka Securities Exchange Co. Ltd.	7,546	33,897,579
Promise Co. Ltd. (c)	2,292,300	24,156,253
Ricoh Co. Ltd.	4,516,000	59,284,134
Sompo Japan Insurance, Inc.	7,476,000	49,624,013
Sony Financial Holdings, Inc.	7,256	22,371,580
Sumitomo Mitsui Financial Group, Inc.	1,796,800	76,916,181
T&D Holdings, Inc.	1,125,300	33,065,574
Takashimaya Co. Ltd.	2,395,000	19,745,270
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp. sponsored ADR (c)	1,621,398	$ 136,489,284
Yakult Honsha Co. Ltd.	918,600	20,243,959
TOTAL JAPAN		1,361,583,427
Luxembourg - 3.5%
ArcelorMittal SA (NY Shares) Class A (c)	4,861,700	175,215,668
Millicom International Cellular SA (a)	789,400	58,534,010
TOTAL LUXEMBOURG		233,749,678
Netherlands - 1.4%
Akzo Nobel NV	889,123	48,781,732
ING Groep NV (Certificaten Van Aandelen)	1,441,400	18,444,456
Koninklijke Ahold NV	2,450,000	27,861,571
TOTAL NETHERLANDS		95,087,759
Netherlands Antilles - 0.5%
Schlumberger Ltd.	677,300	36,235,550
Norway - 0.5%
Renewable Energy Corp. AS (a)(c)	931,033	7,389,717
StatoilHydro ASA sponsored ADR	1,152,200	24,714,690
TOTAL NORWAY		32,104,407
Russia - 0.7%
Vimpel Communications sponsored ADR	3,557,200	48,057,772
Spain - 4.6%
Banco Santander SA	2,384,300	34,525,952
Gas Natural SDG SA Series E	1,967,400	36,817,004
Iberdrola SA	7,524,100	64,556,816
Repsol YPF SA sponsored ADR (c)	3,291,900	76,800,027
Telefonica SA	254,900	6,341,647
Telefonica SA sponsored ADR	1,183,100	88,306,584
TOTAL SPAIN		307,348,030
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	1,300,000	12,796,642
Switzerland - 6.6%
Actelion Ltd. (Reg.) (a)	1,363,178	75,197,065
Nestle SA (Reg.)	2,855,330	117,510,329
Novartis AG sponsored ADR	1,060,800	48,393,696
Roche Holding AG (participation certificate)	717,507	113,133,327
UBS AG (For. Reg.) (a)	4,717,596	69,063,513
Zurich Financial Services AG (Reg.)	123,661	24,300,575
TOTAL SWITZERLAND		447,598,505
United Kingdom - 20.9%
Anglo American PLC (United Kingdom)	2,115,900	68,226,158
BAE Systems PLC	10,342,800	53,048,728
Barclays PLC	9,640,800	49,011,149
BG Group PLC	3,057,166	51,024,996

	Shares	Value
British Land Co. PLC (c)	8,897,990	$ 64,666,542
British Sky Broadcasting Group PLC (BSkyB)	3,495,900	31,889,676
Centrica PLC	11,907,639	43,816,738
Experian PLC	3,218,600	26,563,936
GlaxoSmithKline PLC	3,539,216	67,819,933
HSBC Holdings PLC:
(United Kingdom) (Reg.)	1,853,921	18,762,328
sponsored ADR (c)	2,532,771	128,411,490
Imperial Tobacco Group PLC	3,134,528	89,602,604
ITV PLC	68,926,800	46,350,292
Lloyds TSB Group PLC	30,183,863	42,863,953
Man Group PLC	12,981,300	60,021,146
Misys PLC	9,722,700	29,441,733
Prudential PLC	2,389,100	17,891,761
Rio Tinto PLC (Reg.)	1,977,010	82,350,636
Royal Dutch Shell PLC Class B ADR	2,300,000	120,819,000
Segro PLC	9,290,000	42,837,416
Shire PLC	2,112,658	31,391,762
Smith & Nephew PLC	2,276,900	18,042,350
Vodafone Group PLC sponsored ADR	4,664,500	95,995,410
William Hill PLC	18,402,400	56,416,872
WPP PLC	4,066,700	31,369,572
Xstrata PLC	2,730,000	36,862,091
TOTAL UNITED KINGDOM		1,405,498,272
United States of America - 1.1%
Baxter International, Inc.	431,900	24,346,203
Estee Lauder Companies, Inc. Class A	785,100	28,609,044
Markel Corp. (a)	65,800	20,764,506
TOTAL UNITED STATES OF AMERICA		73,719,753
TOTAL COMMON STOCKS (Cost $6,240,856,467)		6,630,851,143
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.37% (d)	101,345,896	101,345,896
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	359,021,087	359,021,087
TOTAL MONEY MARKET FUNDS (Cost $460,366,983)		460,366,983
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $6,701,223,450)	7,091,218,126
NET OTHER ASSETS - (5.2)%	(348,476,568)
NET ASSETS - 100%	$ 6,742,741,558
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,202,826
Fidelity Securities Lending Cash Central Fund	6,418,476
Total	$ 7,621,302
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,405,498,272	$ 1,106,750,542	$ 298,747,730	$ -
Japan	1,361,583,427	1,066,483,401	295,100,026	-
France	1,014,221,312	823,376,226	190,845,086	-
Germany	640,901,290	441,337,048	199,564,242	-
Switzerland	447,598,505	378,534,992	69,063,513	-
Spain	307,348,030	266,480,431	40,867,599	-
Hong Kong	264,581,466	264,581,466	-	-
Italy	240,453,288	151,552,886	88,900,402	-
Luxembourg	233,749,678	233,749,678	-	-
Other	714,915,875	683,674,777	31,241,098	-
Money Market Funds	460,366,983	460,366,983	-	-
Total Investments in Securities:	$ 7,091,218,126	$ 5,876,888,430	$ 1,214,329,696	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,810,117,226. Net unrealized appreciation aggregated $281,100,900, of which $956,272,716 related to appreciated investment securities and $675,171,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2009

1.804825.105

PAF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 12.4%
Austal Ltd.	1,755,760	$ 4,140,725
Brambles Ltd.	561,427	2,812,433
Energy Resources of Australia Ltd.	134,852	2,853,251
Goodman Group unit (a)	14,617,273	6,234,457
Incitec Pivot Ltd.	3,151,128	7,273,396
Iress Market Technology Ltd.	484,346	2,920,472
Macquarie Airports unit	5,374,074	11,190,902
Macquarie Group Ltd.	105,732	3,892,410
Navitas Ltd.	1,755,729	4,037,869
Origin Energy Ltd.	948,845	11,506,027
Rio Tinto Ltd.	166,977	8,434,429
Seek Ltd. (c)	573,033	2,041,509
Wesfarmers Ltd.	224,843	4,860,736
TOTAL AUSTRALIA		72,198,616
Bermuda - 3.5%
AGTech Holdings Ltd. (a)	16,880,000	958,367
China Power New Egy Development Co. Ltd. (a)	7,320,000	576,166
Huabao International Holdings Ltd.	4,165,000	4,347,807
Mingyuan Medicare Development Co. Ltd. (a)	16,270,000	1,742,498
Noble Group Ltd.	4,254,400	6,178,221
Paradise Entertainment Ltd. (a)	102,582,000	489,756
Peace Mark Holdings Ltd. (a)	18,955,750	24
Ports Design Ltd.	927,000	2,389,912
TPV Technology Ltd.	2,864,000	1,555,829
Vtech Holdings Ltd.	321,000	2,288,464
TOTAL BERMUDA		20,527,044
Cayman Islands - 5.6%
China Dongxiang Group Co. Ltd.	4,139,000	3,145,701
Ctrip.com International Ltd. sponsored ADR	37,400	1,916,750
Daphne International Holdings Ltd.	3,220,000	2,164,713
Himax Technologies, Inc. sponsored ADR	359,300	1,372,526
Kingboard Chemical Holdings Ltd.	1,013,400	3,216,790
Kingdee International Software Group Co. Ltd.	25,848,928	4,836,345
Perfect World Co. Ltd. sponsored ADR Class B (a)(c)	218,375	7,813,458
Regent Pacific Group Ltd. (a)	34,954,000	1,285,430
SinoCom Software Group Ltd.	15,226,000	2,023,624
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	164,100	3,017,799
Wasion Group Holdings Ltd.	594,000	573,317
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	133,600	1,429,520
TOTAL CAYMAN ISLANDS		32,795,973
China - 9.5%
51job, Inc. sponsored ADR (a)	173,800	1,951,774
AMVIG Holdings Ltd.	6,374,000	5,099,299

	Shares	Value
China Gas Holdings Ltd.	6,638,000	$ 1,781,588
China Petroleum & Chemical Corp. (H Shares)	2,678,000	2,387,486
China Resources Gas Group Ltd.	1,786,000	1,497,964
China Yurun Food Group Ltd.	1,474,000	2,331,818
Focus Media Holding Ltd. ADR (a)	154,400	1,351,000
Global Bio-Chem Technology Group Co. Ltd.	9,906,000	1,930,110
Li Ning Co. Ltd.	782,000	2,588,218
Lianhua Supermarket Holdings Co. (H Shares)	1,251,000	2,301,885
Minth Group Ltd.	3,262,000	3,114,744
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,912,000	16,973,954
Royale Furniture Holdings Ltd.	12,247,962	1,153,701
Sinotrans Ltd. (H Shares)	7,575,000	1,915,779
Tencent Holdings Ltd.	343,600	4,637,581
Yantai Changyu Pioneer Wine Co. (B Shares)	342,000	2,205,612
Zhejiang Expressway Co. Ltd. (H Shares)	2,196,000	2,128,036
TOTAL CHINA		55,350,549
Hong Kong - 5.9%
China Resources Power Holdings Co. Ltd.	1,120,000	2,897,604
China State Construction International Holdings Ltd.	12,154,752	6,383,329
Hang Lung Properties Ltd.	900,000	3,298,128
Industrial & Commercial Bank of China (Asia) Ltd.	847,000	1,602,227
Inspur International Ltd.	14,600,000	2,505,597
PYI Corp. Ltd. (a)	28,483,617	1,249,628
PYI Corp. Ltd. warrants 9/25/09 (a)	1,582,423	5,105
REXCAPITAL Financial Holdings Ltd. (a)	51,711,967	4,470,669
Shanghai Industrial Holdings Ltd. (H Shares)	449,000	2,433,337
Sino-Ocean Land Holdings Ltd.	2,087,506	2,230,308
Techtronic Industries Co. Ltd.	5,524,500	4,583,642
Tian An China Investments Co. Ltd.	4,527,800	2,658,308
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	870
TOTAL HONG KONG		34,318,752
India - 3.8%
Educomp Solutions Ltd.	35,240	3,023,787
Financial Technologies India Ltd.	86,046	2,540,628
Geodesic Ltd.	776,765	1,868,621
Indiabulls Financial Services Ltd.	248,779	1,039,332
INFO Edge India Ltd.	109,339	1,383,170
Lupin Ltd.	86,357	1,716,125
Max India Ltd. (a)	287,700	1,252,766
NIIT Ltd.	1,940,580	2,448,803
Rural Electrification Corp. Ltd.	445,489	1,888,147
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	309,295	$ 2,990,121
United Spirits Ltd.	92,077	1,959,945
TOTAL INDIA		22,111,445
Indonesia - 2.8%
PT Ciputra Development Tbk (a)	43,552,500	3,598,304
PT Kalbe Farma Tbk	19,442,500	2,566,223
PT Perusahaan Gas Negara Tbk Series B	27,855,740	9,823,215
TOTAL INDONESIA		15,987,742
Japan - 33.6%
Ai Holdings Corp.	896,200	3,107,003
Canon Marketing Japan, Inc.	86,900	1,385,109
Chiyoda Corp.	491,000	4,172,540
Credit Saison Co. Ltd.	236,500	3,089,673
Denso Corp.	187,800	5,548,050
Digital Garage, Inc. (c)	9,261	8,359,469
Dydo Drinco, Inc.	35,200	1,030,589
FreeBit Co., Ltd.	295	1,736,761
Fujitsu Ltd.	664,000	4,365,374
Goldcrest Co. Ltd.	135,080	3,233,867
H.I.S. Co. Ltd.	87,200	1,788,056
Hamakyorex Co. Ltd.	99,600	2,331,825
Haseko Corp.	2,363,500	2,248,335
Inpex Corp.	596	4,560,871
Internet Initiative Japan, Inc.	2,129	4,721,110
ISE Chemical Corp. (c)	421,000	2,483,014
Japan Excellent, Inc.	1,143	5,557,341
Japan Retail Fund Investment Corp.	466	2,339,605
Kenedix Realty Investment Corp.	1,561	5,230,282
Micronics Japan Co. Ltd.	325,900	6,093,617
Mitsubishi Gas Chemical Co., Inc.	781,000	4,812,631
Mitsui Sumitomo Insurance Group Holdings, Inc.	357,700	9,187,306
New City Residence Investment Corp. (a)	1,766	522,651
Nippon Seiki Co. Ltd.	522,000	6,427,756
Nitta Corp.	338,200	5,101,061
Nittoku Engineering Co. Ltd.	506,900	2,855,699
Nomura Holdings, Inc.	438,200	3,839,919
NTT Urban Development Co.	3,259	3,086,422
ORIX Corp.	241,210	15,271,619
Promise Co. Ltd. (c)	565,600	5,960,292
Rakuten, Inc.	4,904	3,151,498
Sankyo Seiko Co. Ltd.	613,300	1,477,987
SBI Holdings, Inc.	10,940	2,212,052
Sega Sammy Holdings, Inc.	369,200	4,870,115
SHO-BOND Holdings Co. Ltd.	128,800	2,436,867
Softbank Corp.	747,700	15,924,484
Sparx Group Co. Ltd. (a)	2,466	421,730
Start Today Co. Ltd.	1,341	2,297,602
Sumitomo Mitsui Financial Group, Inc.	208,800	8,938,167
Take & Give Needs Co. Ltd. (a)(c)	21,443	2,751,485

	Shares	Value
Tokyo Ohka Kogyo Co. Ltd.	171,800	$ 3,677,148
Tokyo Tatemono Co. Ltd.	558,000	2,736,624
Toyoda Gosei Co. Ltd.	314,000	9,724,342
Yamato Kogyo Co. Ltd.	135,800	4,234,330
TOTAL JAPAN		195,302,278
Korea (South) - 7.1%
Daewoo International Corp.	97,660	2,080,676
Daou Technology, Inc.	605,090	4,072,863
Duzon Digital Ware Co. Ltd.	205,677	1,128,725
eSang Networks Co. Ltd. (a)	130,755	971,011
Infopia Co. Ltd.	208,686	2,594,281
Jinsung T.E.C. Co. Ltd.	378,322	1,853,397
Kyeryong Construction Industrial Co. Ltd.	76,000	1,395,436
NHN Corp. (a)	54,258	7,921,037
Plantynet Co. Ltd.	320,785	1,227,835
Samsung Electronics Co. Ltd.	17,034	10,086,378
SFA Engineering Corp.	56,289	1,721,770
Sodiff Advanced Materials Co. Ltd.	24,859	1,612,267
The Basic House Co. Ltd. (a)	458,831	2,904,516
TK Corp.	67,479	1,826,740
TOTAL KOREA (SOUTH)		41,396,932
Malaysia - 1.2%
IJM Corp. Bhd	1,169,700	2,008,995
IJM Land Bhd warrants 9/11/13 (a)	116,970	20,754
JobStreet Corp. Bhd	6,606,750	2,269,458
Muhibbah Engineering (M) Bhd	3,458,000	1,472,534
Parkson Holdings Bhd	748,213	1,147,012
TOTAL MALAYSIA		6,918,753
Netherlands - 0.8%
James Hardie Industries NV unit	1,042,460	4,524,690
Papua New Guinea - 0.8%
Oil Search Ltd.	956,219	4,510,229
Philippines - 1.3%
Alliance Global Group, Inc. (a)	29,811,542	2,545,342
DMCI Holdings, Inc.	20,794,500	3,204,483
PNOC Energy Development Corp.	21,054,000	1,972,990
TOTAL PHILIPPINES		7,722,815
Singapore - 4.1%
CSE Global Ltd.	7,480,500	3,508,433
GigaMedia Ltd. (a)	252,500	1,232,200
Goodpack Ltd.	11,169,000	7,915,773
Midas Holdings Ltd.	5,347,000	3,213,699
Olam International Ltd.	1,994,625	3,520,253
Pertama Holdings Ltd.	9,990,000	1,665,926
Raffles Education Corp. Ltd.	6,572,000	2,968,177
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	7,861
TOTAL SINGAPORE		24,032,322
Common Stocks - continued
	Shares	Value
Taiwan - 4.0%
104 Corp.	479,000	$ 1,027,784
Apex Biotechnology Corp.	929,200	1,767,208
D-Link Corp.	1,515,883	1,358,335
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,119,243	7,298,825
Powertech Technology, Inc.	1,191,300	3,195,197
Taiwan Fertilizer Co. Ltd.	633,000	2,006,461
Taiwan Semiconductor Manufacturing Co. Ltd.	2,107,484	3,783,322
Tsann Kuen Enterprise Co. Ltd. (a)	2,432,900	2,602,706
TOTAL TAIWAN		23,039,838
Thailand - 0.9%
Asian Property Development PCL (For. Reg.)	9,834,500	1,416,076
Central Pattana PCL (For. Reg.)	3,316,100	1,802,758
Siam Commercial Bank PCL (For. Reg.)	922,152	2,093,337
TOTAL THAILAND		5,312,171
Vietnam - 0.3%
Luks Group (Vietnam Holdings) Co. Ltd.	2,648,000	1,499,993
TOTAL COMMON STOCKS (Cost $535,308,802)		567,550,142
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	10,142,929	$ 10,142,929
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	13,969,460	13,969,460
TOTAL MONEY MARKET FUNDS (Cost $24,112,389)		24,112,389
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $559,421,191)	591,662,531
NET OTHER ASSETS - (1.8)%	(10,185,710)
NET ASSETS - 100%	$ 581,476,821
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,543
Fidelity Securities Lending Cash Central Fund	430,492
Total	$ 471,035
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 195,302,278	$ 190,939,708	$ 3,839,919	$ 522,651
Australia	72,198,616	72,198,616	-	-
China	55,350,549	52,963,063	2,387,486	-
Korea (South)	41,396,932	41,396,932	-	-
Hong Kong	34,318,752	34,318,752	-	-
Cayman Islands	32,795,973	32,795,973	-	-
Sinapore	24,032,322	24,032,322	-	-
Taiwan	23,039,838	23,039,838	-	-
India	22,111,445	22,111,445	-	-
Bermuda	20,527,044	20,527,020	-	24
Other	46,476,393	46,476,393	-	-
Money Market Funds	24,112,389	24,112,389	-	-
Total Investments in Securities:	$ 591,662,531	$ 584,912,451	$ 6,227,405	$ 522,675
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 926,002
Total Realized Gain (Loss)	(3,396,911)
Total Unrealized Gain (Loss)	4,621,660
Cost of Purchases	654,645
Proceeds of Sales	(2,460,993)
Amortization/Accretion	-
Transfer in/out of Level 3	178,272
Ending Balance	$ 522,675
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 344,379

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $561,032,326. Net unrealized appreciation aggregated $30,630,205, of which $129,910,303 related to appreciated investment securities and $99,280,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund -
Southeast Asia Fund
Class F

July 31, 2009

1.804844.105

SEA-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 1.0%
Atlas Iron Ltd. (a)	1,519,284	$ 2,522,096
Newcrest Mining Ltd.	436,673	10,955,689
Woolworths Ltd.	223,094	5,084,128
TOTAL AUSTRALIA		18,561,913
Bermuda - 0.9%
Cheung Kong Infrastructure Holdings Ltd.	1,580,000	5,759,466
Huabao International Holdings Ltd.	9,550,000	9,969,161
TOTAL BERMUDA		15,728,627
Canada - 0.1%
Equinox Minerals Ltd. unit (a)	617,134	1,507,039
Cayman Islands - 1.5%
AAC Acoustic Technology Holdings, Inc.	2,196,000	2,119,535
Ju Teng International Holdings Ltd.	9,837,000	7,412,799
Kingboard Chemical Holdings Ltd.	5,432,500	17,244,140
TOTAL CAYMAN ISLANDS		26,776,474
China - 18.9%
Bank of China (H Shares)	61,478,000	30,620,603
BBMG Corp. Class H	180,000	234,585
China Construction Bank Corp. (H Shares)	35,529,000	28,652,974
China Life Insurance Co. Ltd. (H Shares)	13,957,000	61,811,919
China Petroleum & Chemical Corp. (H Shares)	46,468,000	41,427,075
China Railway Construction Corp. Ltd. (H Shares)	9,952,500	15,872,940
China Shipping Container Lines Co. Ltd. (H Shares)	11,796,000	4,611,945
China Telecom Corp. Ltd. (H Shares)	71,460,000	37,163,024
Datang International Power Generation Co. Ltd.	1,710,000	1,123,106
Dongfang Electric Corp. Ltd.	2,263,000	11,081,615
Huaneng Power International, Inc. (H Shares)	23,540,000	18,430,656
Industrial & Commercial Bank of China Ltd.	45,389,000	32,680,713
Jiangsu Expressway Co. Ltd. (H Shares)	42,126,000	36,908,526
Lumena Resources Corp.	11,782,000	5,731,484
PetroChina Co. Ltd. (H Shares)	6,396,000	7,535,630
Tencent Holdings Ltd.	428,000	5,776,731
TOTAL CHINA		339,663,526
Hong Kong - 20.1%
Beijing Enterprises Holdings Ltd.	4,869,000	24,471,125
BOC Hong Kong Holdings Ltd.	6,749,500	14,387,600
Cheung Kong Holdings Ltd.	2,583,000	33,363,007
China Merchants Holdings International Co. Ltd.	1,342,000	4,433,015
China Mobile (Hong Kong) Ltd.	3,586,300	37,633,721
China Resources Power Holdings Co. Ltd.	10,181,116	26,340,042

	Shares	Value
China Travel International Investment HK Ltd.	3,708,000	$ 923,429
China Unicom (Hong Kong) Ltd.	14,484,000	20,894,743
CLP Holdings Ltd.	2,686,500	18,268,554
CNOOC Ltd.	5,012,000	6,668,765
Hang Seng Bank Ltd.	139,700	2,269,493
Hong Kong Electric Holdings Ltd.	8,740,500	48,214,659
Hong Kong Exchange & Clearing Ltd.	220,500	4,159,706
Hutchison Whampoa Ltd.	8,105,000	60,710,240
Li & Fung Ltd.	6,434,000	18,970,290
PCCW Ltd.	89,363,000	24,445,578
Sun Hung Kai Properties Ltd.	557,000	8,473,751
Techtronic Industries Co. Ltd.	6,109,000	5,068,597
TOTAL HONG KONG		359,696,315
Indonesia - 0.2%
PT Astra Agro Lestari Tbk	1,023,000	1,989,316
PT Bank Rakyat Indonesia Tbk	2,878,000	2,116,823
TOTAL INDONESIA		4,106,139
Korea (South) - 19.8%
Dongkuk Steel Mill Co. Ltd.	147,040	3,812,192
GS Engineering & Construction Corp.	124,354	8,909,306
Hanjin Shipping Co. Ltd.	520,430	8,938,438
Hanmi Pharm Co. Ltd.	111,487	10,485,813
Hyundai Engineering & Construction Co. Ltd.	421,383	21,815,278
Hyundai Mobis	77,371	8,194,605
Hyundai Steel Co.	142,580	8,372,653
Korea Exchange Bank	431,000	4,194,732
Korean Reinsurance Co.	609,620	5,858,374
KT&G Corp.	580,043	33,824,373
LG Display Co. Ltd.	561,340	16,275,047
LG Household & Health Care Ltd.	59,935	10,808,592
MegaStudy Co. Ltd.	53,170	10,366,996
MSCI Daily TR Net Emerging Markets Korea Local warrants (UBS Warrant Programme) 9/12/10 (a)	19,465,516	6,256,742
NHN Corp. (a)	219,316	32,017,585
POSCO	1,859	763,244
Samsung C&T Corp.	369,490	14,036,811
Samsung Electronics Co. Ltd.	16,401	9,711,558
Samsung Fire & Marine Insurance Co. Ltd.	204,346	34,428,127
Samsung Securities Co. Ltd.	23,900	1,501,202
Shinhan Financial Group Co. Ltd. (a)	615,607	20,802,886
Shinsegae Co. Ltd.	26,385	11,458,602
SK Telecom Co. Ltd.	354,477	53,778,911
Taewoong Co. Ltd.	66,610	4,783,150
Yuhan Corp.	91,027	14,517,267
TOTAL KOREA (SOUTH)		355,912,484
Malaysia - 3.3%
British American Tobacco (Malaysia) Bhd	1,689,200	22,298,879
DiGi.com Bhd	898,100	5,660,133
Common Stocks - continued
	Shares	Value
Malaysia - continued
IGB Corp. Bhd	4,006,000	$ 2,024,324
IOI Corp. Bhd	3,816,900	5,309,527
KLCC Property Holdings Bhd	7,353,200	6,596,483
Kuala Lumpur Kepong Bhd	1,004,200	3,563,520
Malaysian Resources Corp. Bhd	9,574,700	3,832,598
PLUS Expressways Bhd	8,299,500	7,728,136
UEM Land Holdings Bhd (a)	3,457,400	1,688,212
TOTAL MALAYSIA		58,701,812
Mauritius - 0.1%
Golden Agri-Resources Ltd.	3,656,000	1,079,628
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	4,690,647	10,866,123
Singapore - 9.4%
Ascendas Real Estate Investment Trust (A-REIT)	13,505,500	15,952,856
CapitaMall Trust	21,219,612	23,295,572
City Developments Ltd.	37,000	260,686
First Resources Ltd.	1,856,000	1,121,957
Indofood Agri Resources Ltd. (a)	1,013,000	1,076,911
Keppel Corp. Ltd.	750,000	4,372,221
MobileOne Ltd.	4,396,000	5,131,518
Neptune Orient Lines Ltd.	4,629,000	5,339,175
Oversea-Chinese Banking Corp. Ltd.	2,653,130	14,415,979
SembCorp Industries Ltd.	3,841,000	8,566,989
Singapore Exchange Ltd.	389,000	2,356,921
Singapore Technologies Engineering Ltd.	8,141,000	14,876,897
SMRT Corp. Ltd.	6,996,000	8,263,758
StarHub Ltd.	10,952,000	17,045,914
United Overseas Bank Ltd.	3,775,000	46,374,375
TOTAL SINGAPORE		168,451,729
Taiwan - 16.6%
104 Corp. (b)	2,264,000	4,857,836
Ambassador Hotel	7,517,000	8,854,985
AU Optronics Corp.	13,582,000	15,068,114
Catcher Technology Co. Ltd.	5,028,000	14,098,629
Cathay Financial Holding Co. Ltd.	12,828,000	19,705,310
Chi Mei Optoelectronics Corp.	20,474,000	11,450,713
China Steel Corp.	12,633,859	12,206,441
Chinatrust Financial Holding Co. Ltd.	10,071,000	6,369,194
Chong Hong Construction Co. Ltd.	129,000	261,460
Chunghwa Telecom Co. Ltd.	27,973,158	56,099,781
Delta Electronics, Inc.	1,444,320	3,741,762
Evergreen Marine Corp. (Taiwan)	3,056,000	1,862,847
Far Eastern Textile Ltd.	144,000	162,390
Far EasTone Telecommunications Co. Ltd.	21,090,000	24,811,765

	Shares	Value
First Financial Holding Co. Ltd.	15,455,975	$ 9,515,718
Hon Hai Precision Industry Co. Ltd. (Foxconn)	833,350	2,870,117
Huaku Development Co. Ltd.	2,613,500	6,372,448
Hung Poo Real Estate Development Co. Ltd.	1,310,447	1,677,500
Kinsus Interconnect Technology Corp.	1,342,000	2,871,332
Polaris Securities Co. Ltd.	2,029,000	1,125,504
Powertech Technology, Inc.	982,000	2,633,831
President Chain Store Corp.	6,304,000	16,485,316
Richtek Technology Corp.	11,100	85,593
Taiwan Fertilizer Co. Ltd.	2,980,000	9,445,901
Taiwan Semiconductor Manufacturing Co. Ltd.	18,309,192	32,868,376
Unimicron Technology Corp.	2,181,000	2,472,819
Wan Hai Lines Ltd.	5,416,000	2,756,696
Yang Ming Marine Transport Corp.	14,788,000	5,701,561
Yuanta Financial Holding Co. Ltd.	29,807,000	21,439,964
TOTAL TAIWAN		297,873,903
Thailand - 3.9%
Advanced Info Service PCL (For. Reg.)	5,913,300	15,030,868
Big C Supercenter PCL:
unit	6,600,205	9,309,722
(For. Reg.)	41,500	58,537
Major Cineplex Group PCL (For. Reg.)	42,307,900	8,764,934
Siam City Bank PCL:
NVDR	15,561,500	8,231,178
(For. Reg.)	11,112,300	5,877,796
Siam Commercial Bank PCL (For. Reg.)	9,332,900	21,186,204
TICON Industrial Connection PCL:
warrants 5/22/11 (a)	1,149,250	42,215
(For. Reg.)	6,895,500	1,327,227
TOTAL THAILAND		69,828,681
TOTAL COMMON STOCKS (Cost $1,645,826,186)		1,728,754,393
Nonconvertible Preferred Stocks - 0.3%

Korea (South) - 0.3%
Samsung Electronics Co. Ltd. (Cost $2,623,821)	11,769	4,471,007
Investment Companies - 1.1%

Hong Kong - 1.1%
Hang Seng H-Share Index ETF (Cost $12,639,284)	1,272,600	20,000,733
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% 9/24/09 (c) (Cost $799,780)	$ 800,000	$ 799,803
Money Market Funds - 2.0%
Shares
Fidelity Cash Central Fund, 0.37% (d) (Cost $36,586,227)	36,586,227	36,586,227
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,698,475,298)	1,790,612,163
NET OTHER ASSETS - 0.1%	2,621,384
NET ASSETS - 100%	$ 1,793,233,547
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
93 Hang Seng Index Contracts (Hong Kong)	August 2009	$ 7,229,540	$ (18,307)

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Affiliated company
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,803.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
104 Corp.	$ 3,267,485	$ 2,257,035	$ 707,751	$ 289,589	$ 4,857,836
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 691,963
Fidelity Securities Lending Cash Central Fund	58,651
Total	$ 750,614
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 360,383,491	$ 333,323,863	$ 27,059,628	$ -
Hong Kong	359,696,315	315,393,829	44,302,486	-
China	339,663,526	173,295,222	166,368,304	-
Taiwan	297,873,903	297,873,903	-	-
Singapore	168,451,729	168,451,729	-	-
Thailand	69,828,681	69,828,681	-	-
Malaysia	58,701,812	58,701,812	-	-
Cayman Islands	26,776,474	26,776,474	-	-
Australia	18,561,913	18,561,913	-	-
Other	33,287,556	33,287,556	-	-
Government Obligations	799,803	-	799,803	-
Investment Companies	20,000,733	20,000,733	-	-
Money Market Funds	36,586,227	36,586,227	-	-
Total Investments in Securities:	$ 1,790,612,163	$ 1,552,081,942	$ 238,530,221	$ -
Derivative Instruments:
Liabilities:
Futures Contracts	$ (18,307)	$ (18,307)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,436,680
Total Realized Gain (Loss)	(44,264,356)
Total Unrealized Gain (Loss)	34,014,889
Cost of Purchases	10,297,461
Proceeds of Sales	(15,039,096)
Amortization/Accretion	0
Transfer in/out of Level 3	(24,445,578)
Ending Balance	$ 0
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund -
Emerging Markets Fund
Class F

July 31, 2009

1.873106.100

ILF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 0.3%
Sino Gold Mining Ltd. (a)	522,100	$ 2,309,785
Austria - 0.4%
Erste Bank AG	81,500	2,844,706
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	770,543	3,202,693
China Foods Ltd.	3,998,000	2,471,070
Ports Design Ltd.	961,500	2,478,857
TOTAL BERMUDA		8,152,620
Brazil - 14.2%
B2W Companhia Global Do Varejo	56,800	1,316,506
Banco ABC Brasil SA	279,000	1,179,695
Banco Bradesco SA (PN) sponsored ADR	697,200	10,994,844
BM&F BOVESPA SA	1,285,100	8,291,856
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	200,900	2,868,852
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	278,500	7,129,600
Cosan SA Industria e Comercio (a)	373,400	3,429,837
Gerdau SA	451,100	4,003,331
Gerdau SA (PN)	99,100	1,160,946
GVT Holding SA (a)	250,100	4,839,824
Iguatemi Empresa de Shopping Centers SA	181,100	2,173,006
Natura Cosmeticos SA	242,700	3,457,109
Net Servicos de Comunicacao SA sponsored ADR	406,100	4,125,976
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	528,600	17,813,820
sponsored ADR	400,100	16,500,124
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	153,700	2,365,443
Vale SA (PN-A) sponsored ADR	1,036,000	17,819,200
Votorantim Celulose e Papel SA sponsored ADR (a)	277,500	4,145,850
TOTAL BRAZIL		113,615,819
Canada - 2.0%
Addax Petroleum, Inc.	47,500	2,259,595
Eldorado Gold Corp. (a)	202,800	2,038,636
First Quantum Minerals Ltd.	48,100	3,203,393
Sherritt International Corp.	648,700	3,691,030
Sino-Forest Corp. (a)	205,200	2,799,870
Uranium One, Inc. (a)	818,200	2,187,233
TOTAL CANADA		16,179,757
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.2%
China High Speed Transmission Equipment Group Co. Ltd.	1,544,000	$ 3,869,040
China Shanshui Cement Group Ltd.	2,098,000	1,364,403
CNinsure, Inc. ADR	68,600	1,208,732
Eurasia Drilling Co. Ltd. GDR (Reg. S)	229,700	2,871,250
Hengan International Group Co. Ltd.	681,000	3,963,057
Hidili Industry International Development Ltd. (a)	1,835,000	2,119,170
Integra Group Holdings unit (a)	684,900	1,438,290
Stella International Holdings Ltd.	1,561,500	2,583,073
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	53,900	991,221
Xinao Gas Holdings Ltd.	1,548,000	2,564,736
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	172,400	2,287,748
TOTAL CAYMAN ISLANDS		25,260,720
China - 12.3%
Baidu.com, Inc. sponsored ADR (a)	7,800	2,715,492
BBMG Corp. Class H	80,000	104,260
China Construction Bank Corp. (H Shares)	21,868,000	17,635,825
China Gas Holdings Ltd.	12,494,000	3,353,293
China Merchants Bank Co. Ltd. (H Shares)	2,807,450	6,600,352
China Metal Recycling (Holdings) Ltd.	554,000	661,953
China Oilfield Services Ltd. (H Shares)	1,800,000	1,962,619
China Railway Construction Corp. Ltd. (H Shares)	2,264,000	3,610,785
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	4,899,000	3,034,278
China Yurun Food Group Ltd.	1,948,000	3,081,670
Golden Eagle Retail Group Ltd. (H Shares)	1,497,000	1,954,830
Industrial & Commercial Bank of China Ltd.	28,580,000	20,577,998
Li Ning Co. Ltd.	876,000	2,899,334
Maanshan Iron & Steel Co. Ltd. (H Shares)	2,306,000	1,794,252
NetEase.com, Inc. sponsored ADR (a)	45,200	1,991,512
Parkson Retail Group Ltd.	1,186,500	1,981,111
PICC Property & Casualty Co. Ltd. (H Shares) (a)	2,204,000	1,720,575
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,348,500	11,971,432
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	20,600	1,021,348
Tencent Holdings Ltd.	433,400	5,849,615
ZTE Corp. (H Shares)	1,015,060	4,427,057
TOTAL CHINA		98,949,591
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	185,000	314,500
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	125,000	6,723,158
Common Stocks - continued
	Shares	Value
Egypt - 0.2%
Telecom Egypt SAE	603,300	$ 1,921,469
Georgia - 0.6%
Bank of Georgia unit (a)	760,170	4,523,012
Hong Kong - 6.3%
China Mobile (Hong Kong) Ltd. sponsored ADR	403,500	21,171,642
China Overseas Land & Investment Ltd.	2,598,000	6,409,642
China Resources Power Holdings Co. Ltd.	1,587,600	4,107,354
CNOOC Ltd. sponsored ADR (d)	68,600	9,146,438
CNPC (Hong Kong) Ltd.	3,570,000	3,616,135
Hong Kong Exchange & Clearing Ltd.	102,200	1,927,991
Shanghai Industrial Holdings Ltd. (H Shares)	778,000	4,216,340
TOTAL HONG KONG		50,595,542
Hungary - 0.4%
OTP Bank Ltd. (a)	133,400	2,855,817
India - 9.3%
Bank of Baroda	192,227	1,794,765
Bharat Heavy Electricals Ltd.	96,460	4,498,374
Bharti Airtel Ltd.	176,394	1,512,581
Educomp Solutions Ltd.	22,305	1,913,893
Grasim Industries Ltd.	49,397	2,907,831
Housing Development and Infrastructure Ltd.	370,712	2,146,758
Housing Development Finance Corp. Ltd.	190,169	10,084,226
Indiabulls Real Estate Ltd.	441,284	2,272,624
Infosys Technologies Ltd. sponsored ADR (d)	217,200	9,346,116
Jain Irrigation Systems Ltd.	165,551	2,444,235
JSW Steel Ltd.	247,714	3,614,060
Pantaloon Retail India Ltd.	396,342	2,705,017
Power Finance Corp. Ltd.	463,390	2,266,808
Punj Lloyd Ltd.	615,461	3,174,788
Reliance Industries Ltd. (a)	288,070	11,778,193
Shree Renuka Sugars Ltd.	880,000	3,073,790
Tata Power Co. Ltd.	183,981	5,006,245
Tata Steel Ltd.	280,000	2,706,911
Union Bank of India	336,397	1,693,493
TOTAL INDIA		74,940,708
Indonesia - 3.8%
PT Bank Central Asia Tbk	16,315,500	6,205,664
PT Bank Rakyat Indonesia Tbk	8,669,000	6,376,212
PT Bumi Resources Tbk	14,179,000	4,000,134
PT Indocement Tunggal Prakarsa Tbk	2,900,000	2,717,389
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT International Nickel Indonesia Tbk (a)	3,430,000	$ 1,486,050
PT Perusahaan Gas Negara Tbk Series B	14,900,900	5,254,743
PT Telkomunikasi Indonesia Tbk Series B	5,258,500	4,741,938
TOTAL INDONESIA		30,782,130
Ireland - 0.3%
Dragon Oil PLC (a)	471,400	2,642,291
Israel - 2.1%
Israel Chemicals Ltd.	305,400	3,461,307
Teva Pharmaceutical Industries Ltd. sponsored ADR	250,600	13,367,004
TOTAL ISRAEL		16,828,311
Italy - 0.4%
UniCredit SpA	1,067,605	3,126,896
Korea (South) - 7.4%
GS Engineering & Construction Corp.	53,828	3,856,492
Hana Financial Group, Inc.	254,420	7,282,816
Hyundai Engineering & Construction Co. Ltd.	70,538	3,651,799
Hyundai Heavy Industries Co. Ltd.	29,620	5,208,391
KT&G Corp.	82,201	4,793,433
MegaStudy Co. Ltd.	11,376	2,218,073
NHN Corp. (a)	28,767	4,199,647
Samsung Electronics Co. Ltd.	30,620	18,131,085
Shinhan Financial Group Co. Ltd. (a)	61,662	2,083,712
Shinhan Financial Group Co. Ltd. sponsored ADR	118,200	7,952,496
TOTAL KOREA (SOUTH)		59,377,944
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A	78,700	2,836,348
Evraz Group SA GDR	161,700	3,557,400
MHP SA GDR (Reg. S) (a)	16,200	137,700
Ternium SA sponsored ADR (a)(d)	75,700	1,544,280
TOTAL LUXEMBOURG		8,075,728
Malaysia - 0.2%
DiGi.com Bhd	288,300	1,816,965
Mexico - 5.0%
America Movil SAB de CV Series L sponsored ADR	406,500	17,483,565
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	550,100	4,081,742
Fomento Economico Mexicano SAB de CV sponsored ADR	154,000	5,944,400
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	113,200	3,159,412
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	226,000	$ 4,088,340
Telmex Internacional SAB de CV Series L ADR	181,500	2,279,640
Wal-Mart de Mexico SA de CV Series V	841,800	2,864,902
TOTAL MEXICO		39,902,001
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	954,000	1,166,839
Papua New Guinea - 0.3%
Oil Search Ltd.	501,767	2,366,700
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	115,300	3,003,565
Philippines - 0.3%
Megaworld Corp.	16,280,000	467,855
Philippine Long Distance Telephone Co. sponsored ADR	43,100	2,270,077
TOTAL PHILIPPINES		2,737,932
Russia - 6.8%
Magnit OJSC GDR (Reg. S) (a)	141,500	1,386,700
Mechel Steel Group OAO sponsored ADR	244,300	2,609,124
OAO Gazprom	250,000	1,262,500
OAO Gazprom sponsored ADR	842,900	17,490,175
OAO NOVATEK GDR	78,300	3,375,513
OAO Tatneft sponsored ADR	158,600	3,949,140
OJSC MMC Norilsk Nickel sponsored ADR	485,900	4,873,577
OJSC Oil Company Rosneft GDR (Reg. S)	990,900	6,054,399
PIK Group GDR (Reg. S) unit (a)	133,600	233,800
Polymetal JSC GDR (Reg. S) (a)	283,500	2,296,350
Sberbank (Savings Bank of the Russian Federation) GDR	33,300	6,454,672
Uralkali JSC GDR (Reg. S)	127,800	2,351,520
Vimpel Communications sponsored ADR	169,200	2,285,892
TOTAL RUSSIA		54,623,362
Singapore - 0.4%
Singapore Exchange Ltd.	125,000	757,365
Straits Asia Resources Ltd.	1,471,000	2,177,064
TOTAL SINGAPORE		2,934,429
South Africa - 6.2%
Absa Group Ltd.	183,528	2,778,936
African Bank Investments Ltd.	279,500	1,079,461
AngloGold Ashanti Ltd. sponsored ADR	73,100	2,865,520
Aspen Pharmacare Holdings Ltd.	447,400	3,430,451
Common Stocks - continued
	Shares	Value
South Africa - continued
Bell Equipment Ltd. (a)	126,632	$ 130,548
Clicks Group Ltd.	551,000	1,454,186
Eqstra Holdings Ltd. (a)	270,300	230,591
FirstRand Ltd.	2,813,900	5,500,884
Lewis Group Ltd.	200,900	1,320,348
Mr. Price Group Ltd.	708,900	2,789,010
MTN Group Ltd.	1,025,200	16,910,515
Mvelaphanda Resources Ltd. (a)	387,914	1,946,069
Naspers Ltd. Class N	135,300	4,036,334
Raubex Group Ltd.	410,000	1,312,951
Shoprite Holdings Ltd.	348,200	2,557,655
Wilson Bayly Holmes-Ovcon Ltd.	105,400	1,534,820
TOTAL SOUTH AFRICA		49,878,279
Taiwan - 6.4%
Acer, Inc.	2,058,980	4,342,622
Asia Cement Corp.	3,181,000	3,403,020
Farglory Land Development Co. Ltd.	865,000	2,048,476
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,306,200	11,386,791
HTC Corp.	427,000	5,823,910
Innolux Display Corp.	1,789,000	2,355,526
MediaTek, Inc.	461,856	6,637,157
Taiwan Mobile Co. Ltd.	1,191,000	1,822,255
Taiwan Semiconductor Manufacturing Co. Ltd.	5,670,284	10,179,205
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	291,751	3,054,633
TOTAL TAIWAN		51,053,595
Thailand - 0.9%
Siam Commercial Bank PCL (For. Reg.)	3,179,200	7,216,962
Turkey - 2.3%
Anadolu Efes Biracilik ve Malt Sanyii AS	358,000	3,845,014
Asya Katilim Bankasi AS (a)	2,599,000	4,982,109
Turk Hava Yollari AO	2,014,999	3,177,757
Turkiye Garanti Bankasi AS (a)	1,760,000	6,221,195
TOTAL TURKEY		18,226,075
United Arab Emirates - 0.3%
DP World Ltd.	7,374,719	2,654,899
United Kingdom - 2.1%
Hikma Pharmaceuticals PLC	376,300	2,733,205
Max Petroleum PLC (a)	5,063,300	2,199,406
Randgold Resources Ltd. sponsored ADR	38,000	2,360,560
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (Hong Kong)	116,750	$ 2,764,392
Tullow Oil PLC	131,200	2,166,751
Xstrata PLC	341,412	4,609,949
TOTAL UNITED KINGDOM		16,834,263
United States of America - 1.0%
Central European Distribution Corp. (a)	33,700	967,527
CTC Media, Inc. (a)	186,100	2,300,196
Freeport-McMoRan Copper & Gold, Inc.	72,600	4,377,780
TOTAL UNITED STATES OF AMERICA		7,645,503
TOTAL COMMON STOCKS (Cost $580,369,582)		792,081,873
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.37% (b)	13,083,031	13,083,031
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	18,498,500	18,498,500
TOTAL MONEY MARKET FUNDS (Cost $31,581,531)		31,581,531
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $611,951,113)		823,663,404
NET OTHER ASSETS - (2.6)%		(21,011,118)
NET ASSETS - 100%		$ 802,652,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,989
Fidelity Securities Lending Cash Central Fund	2,721
Total	$ 62,710
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 113,615,819	$ 113,615,819	$ -	$ -
China	98,949,591	98,949,591	-	-
India	74,940,708	65,839,602	9,101,106	-
Korea (South)	59,377,944	57,294,232	2,083,712	-
Russia	54,623,362	54,623,362	-	-
Taiwan	51,053,595	51,053,595	-	-
Hong Kong	50,595,542	50,595,542	-	-
South Africa	49,878,279	49,878,279	-	-
Mexico	39,902,001	39,902,001	-	-
Other	199,145,032	199,145,032	-	-
Money Market Funds	31,581,531	31,581,531	-	-
Total Investments in Securities:	$ 823,663,404	$ 812,478,586	$ 11,184,818	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $612,488,903. Net unrealized appreciation aggregated $211,174,501, of which $215,581,941 related to appreciated investment securities and $4,407,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2009

1.863105.101

TIE-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.5%
AMP Ltd.	35,175	$ 165,323
CSL Ltd.	3,491	89,191
Macquarie Airports unit	40,722	84,799
Macquarie Group Ltd.	6,027	221,878
Macquarie Infrastructure Group unit	58,602	71,063
Macquarie Office Trust	32,356	6,359
OZ Minerals Ltd.	32,999	30,909
QBE Insurance Group Ltd.	5,077	82,795
Sino Gold Mining Ltd. (a)	3,917	17,329
Wesfarmers Ltd.	1,901	41,096
Woolworths Ltd.	9,219	210,093
TOTAL AUSTRALIA		1,020,835
Austria - 0.1%
Andritz AG	290	12,710
Erste Bank AG	600	20,943
TOTAL AUSTRIA		33,653
Belgium - 1.3%
Anheuser-Busch InBev SA NV	10,280	408,999
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	26
Gimv NV	200	10,020
Umicore SA	3,546	92,588
TOTAL BELGIUM		511,633
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia)	5,812	24,157
China Foods Ltd.	31,980	19,766
China Sports International Ltd.	24,000	2,918
Lazard Ltd. Class A	2,600	96,174
Northern Offshore Ltd. (a)	6,241	6,717
Ports Design Ltd.	83,500	215,273
Seadrill Ltd.	10,900	174,913
TOTAL BERMUDA		539,918
Brazil - 4.2%
B2W Companhia Global Do Varejo	500	11,589
Banco ABC Brasil SA	6,300	26,638
Banco Bradesco SA:
(PN)	3,800	59,647
(PN) sponsored ADR	800	12,616
BM&F BOVESPA SA	37,500	241,961
BR Malls Participacoes SA (a)	300	3,119
Common Stocks - continued
	Shares	Value
Brazil - continued
Braskem SA Class A sponsored ADR (a)	9,400	$ 84,130
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,150	16,422
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,900	48,640
Cosan SA Industria e Comercio (a)	2,650	24,341
Gerdau SA	3,000	26,624
Gerdau SA (PN)	700	8,200
GVT Holding SA (a)	1,800	34,833
Iguatemi Empresa de Shopping Centers SA	1,700	20,398
Itau Unibanco Banco Multiplo SA ADR	8,570	153,317
MRV Engenharia e Participacoes SA	10,500	178,658
Natura Cosmeticos SA	1,520	21,651
Net Servicos de Comunicacao SA sponsored ADR	2,900	29,464
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,500	117,950
sponsored ADR	6,400	263,936
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	18,468
Vale SA:
(PN-A) sponsored ADR	7,600	130,720
sponsored ADR	4,400	86,812
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	4,900	73,206
TOTAL BRAZIL		1,693,340
Canada - 2.4%
Addax Petroleum, Inc.	300	14,271
Agnico-Eagle Mines Ltd. (Canada)	2,160	126,691
Canadian Natural Resources Ltd.	900	54,099
Eldorado Gold Corp. (a)	2,800	28,147
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	60,890
First Quantum Minerals Ltd.	900	59,939
Intact Financial Corp. (d)	800	26,235
Niko Resources Ltd.	940	66,224
Petrobank Energy & Resources Ltd. (a)	4,900	149,090
Power Corp. of Canada (sub. vtg.)	2,400	67,365
Quadra Mining Ltd. (a)	300	2,941
Sherritt International Corp.	4,300	24,467
Sino-Forest Corp. (a)	1,600	21,831
Suncor Energy, Inc.	2,600	84,080
Toronto-Dominion Bank	3,000	175,737
Uranium One, Inc. (a)	5,800	15,505
TOTAL CANADA		977,512
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	122,704	$ 82,965
China Dongxiang Group Co. Ltd.	8,000	6,080
China High Speed Transmission Equipment Group Co. Ltd.	9,900	24,808
China Shanshui Cement Group Ltd.	15,000	9,755
CNinsure, Inc. ADR	500	8,810
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,500	18,750
Hengan International Group Co. Ltd.	4,300	25,024
Hidili Industry International Development Ltd. (a)	13,000	15,013
Himax Technologies, Inc. sponsored ADR	3,800	14,516
Integra Group Holdings unit (a)	5,700	11,970
Stella International Holdings Ltd.	11,000	18,196
Subsea 7, Inc. (a)	2,500	28,955
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	16,551
Xinao Gas Holdings Ltd.	12,000	19,882
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,400	18,578
TOTAL CAYMAN ISLANDS		319,853
China - 2.0%
Baidu.com, Inc. sponsored ADR (a)	50	17,407
BBMG Corp. Class H	4,000	5,213
China Construction Bank Corp. (H Shares)	149,000	120,164
China Gas Holdings Ltd.	86,000	23,082
China Merchants Bank Co. Ltd. (H Shares)	49,300	115,905
China Nepstar Chain Drugstore Ltd. ADR	1,600	9,472
China Oilfield Services Ltd. (H Shares)	14,000	15,265
China Railway Construction Corp. Ltd. (H Shares)	15,900	25,358
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	32,000	19,820
China Yurun Food Group Ltd.	14,000	22,148
China Zaino International Ltd.	6,000	1,063
Golden Eagle Retail Group Ltd. (H Shares)	16,000	20,893
Industrial & Commercial Bank of China Ltd.	207,000	149,043
Li Ning Co. Ltd.	8,000	26,478
Maanshan Iron & Steel Co. Ltd. (H Shares)	16,000	12,449
NetEase.com, Inc. sponsored ADR (a)	300	13,218
Nine Dragons Paper (Holdings) Ltd.	42,000	43,301
Parkson Retail Group Ltd.	7,000	11,688
PICC Property & Casualty Co. Ltd. (H Shares) (a)	20,000	15,613
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,500	84,337
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	200	9,916
Tencent Holdings Ltd.	3,000	40,491
ZTE Corp. (H Shares)	6,240	27,215
TOTAL CHINA		829,539
Common Stocks - continued
	Shares	Value
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	1,700	$ 2,890
XXI Century Investments Public Ltd. (a)	1,000	376
TOTAL CYPRUS		3,266
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	800	43,028
Denmark - 0.9%
Novo Nordisk AS:
Series B	1,108	65,209
Series B sponsored ADR	3,000	175,170
Vestas Wind Systems AS (a)	1,600	112,691
TOTAL DENMARK		353,070
Egypt - 0.0%
Telecom Egypt SAE	4,500	14,332
Finland - 0.7%
Nokia Corp. sponsored ADR	7,100	94,714
Nokian Tyres PLC	5,502	116,214
Outotec Oyj	3,700	87,697
Poyry Oyj	282	4,019
TOTAL FINLAND		302,644
France - 6.7%
Accor SA	936	39,954
Alstom SA	445	30,551
Audika SA	3,350	89,858
AXA SA sponsored ADR	19,800	418,572
BNP Paribas SA	5,142	374,860
Compagnie de St. Gobain	1,743	70,676
Danone	3,105	166,594
Delachaux SA	791	51,217
GDF Suez	3,815	145,748
Laurent-Perrier Group	620	41,240
Pernod Ricard SA	983	76,384
Remy Cointreau SA	1,771	70,095
Saft Groupe SA	597	23,288
Sanofi-Aventis	600	39,255
Sanofi-Aventis sponsored ADR	3,000	97,920
Societe Generale Series A	2,177	139,780
Total SA:
Series B	6,404	355,158
sponsored ADR	3,600	200,340
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	1,000	$ 174,736
Veolia Environnement sponsored ADR	1,100	37,851
Vivendi	2,473	63,532
TOTAL FRANCE		2,707,609
Georgia - 0.1%
Bank of Georgia unit (a)	5,300	31,535
Germany - 6.7%
Allianz AG sponsored ADR	32,300	320,093
alstria office REIT-AG	838	6,700
BASF AG	1,600	80,179
Bayer AG	1,800	110,468
Bilfinger Berger AG	250	13,112
Biotest AG	71	4,316
centrotherm photovoltaics AG (a)	1,800	93,177
Daimler AG	8,900	413,405
Deutsche Bank AG	1,100	71,389
Deutsche Bank AG (NY Shares)	1,600	103,840
DIC Asset AG	600	4,233
E.ON AG	17,165	649,775
GEA Group AG	1,400	22,927
GFK AG	2,100	48,487
Linde AG	900	84,942
Metro AG	800	46,326
Munich Re Group (Reg.)	2,900	438,494
Siemens AG sponsored ADR	1,100	87,428
Software AG (Bearer)	510	38,161
Vossloh AG	660	76,551
TOTAL GERMANY		2,714,003
Greece - 0.3%
Hellenic Telecommunications Organization SA	4,251	66,646
Terna Energy SA	6,549	50,870
TOTAL GREECE		117,516
Hong Kong - 2.8%
China Mobile (Hong Kong) Ltd.	10,000	104,937
China Mobile (Hong Kong) Ltd. sponsored ADR	700	36,729
China Overseas Land & Investment Ltd.	45,564	112,413
China Resources Power Holdings Co. Ltd.	10,800	27,941
CNOOC Ltd.	25,000	33,264
CNOOC Ltd. sponsored ADR	460	61,332
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNPC (Hong Kong) Ltd.	30,000	$ 30,388
Hong Kong Exchange & Clearing Ltd.	12,500	235,811
Hutchison Whampoa Ltd.	9,000	67,414
Shanghai Industrial Holdings Ltd. (H Shares)	5,550	30,078
Swire Pacific Ltd. (A Shares)	31,500	353,823
Techtronic Industries Co. Ltd.	45,000	37,336
TOTAL HONG KONG		1,131,466
Hungary - 0.1%
OTP Bank Ltd. (a)	1,200	25,690
India - 1.8%
Bank of Baroda	1,000	9,337
Bharat Heavy Electricals Ltd.	671	31,292
Bharti Airtel Ltd.	17,043	146,144
Educomp Solutions Ltd.	200	17,161
Grasim Industries Ltd.	400	23,547
Housing Development Finance Corp. Ltd.	844	44,755
Infosys Technologies Ltd.	530	22,877
Infosys Technologies Ltd. sponsored ADR	1,700	73,151
Jain Irrigation Systems Ltd.	1,130	16,684
JSW Steel Ltd.	1,500	21,884
Jyothy Laboratories Ltd.	606	1,318
Pantaloon Retail India Ltd.	2,418	16,503
Pantaloon Retail India Ltd. Class B	341	1,520
Punj Lloyd Ltd.	4,750	24,502
Reliance Industries Ltd. GDR (Reg. S) (a)(d)	824	66,744
Rural Electrification Corp. Ltd.	130	551
Satyam Computer Services Ltd. sponsored ADR	100	504
Shree Renuka Sugars Ltd.	6,450	22,529
Suzlon Energy Ltd.	20,812	43,430
Tata Power Co. Ltd.	1,000	27,211
Tata Steel Ltd.	11,261	108,866
Union Bank of India	2,000	10,068
TOTAL INDIA		730,578
Indonesia - 0.6%
PT Bank Central Asia Tbk	111,500	42,409
PT Bank Rakyat Indonesia Tbk	98,500	72,449
PT Bumi Resources Tbk	96,500	27,224
PT Indocement Tunggal Prakarsa Tbk	21,500	20,146
PT International Nickel Indonesia Tbk (a)	24,500	10,615
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Perusahaan Gas Negara Tbk Series B	93,200	$ 32,867
PT Telkomunikasi Indonesia Tbk Series B	37,000	33,365
TOTAL INDONESIA		239,075
Ireland - 0.6%
CRH PLC	299	7,138
CRH PLC sponsored ADR (c)	8,400	207,732
Dragon Oil PLC (a)	3,300	18,497
TOTAL IRELAND		233,367
Israel - 0.4%
Israel Chemicals Ltd.	2,000	22,667
Mellanox Technologies Ltd. (a)	800	12,664
Partner Communications Co. Ltd. ADR	1,702	32,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,700	90,678
TOTAL ISRAEL		158,109
Italy - 2.7%
Azimut Holdings SpA	9,636	103,003
ENI SpA sponsored ADR	5,400	251,532
Fiat SpA (a)	7,100	78,728
Finmeccanica SpA	6,500	98,570
Intesa Sanpaolo SpA	69,500	258,781
UniCredit SpA	103,741	303,846
TOTAL ITALY		1,094,460
Japan - 14.0%
Autobacs Seven Co. Ltd.	2,800	95,592
Daikoku Denki Co. Ltd.	600	8,086
Denso Corp.	9,900	292,469
East Japan Railway Co.	4,400	252,531
Fanuc Ltd.	1,400	114,977
FCC Co. Ltd.	700	11,313
Fukuoka (REIT) Investment Fund	2	10,231
GCA Savvian Group Corp.	3	3,704
Glory Ltd.	300	6,183
Gunma Bank Ltd.	2,000	11,627
Honda Motor Co. Ltd.	2,600	83,160
Japan Retail Fund Investment Corp.	14	70,289
Japan Steel Works Ltd.	5,000	65,532
JSR Corp.	3,000	54,096
Kamigumi Co. Ltd.	1,000	8,340
KDDI Corp.	9	47,754
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	510	$ 100,749
Kobayashi Pharmaceutical Co. Ltd.	2,900	111,880
Konica Minolta Holdings, Inc.	6,000	65,638
Meiko Network Japan Co. Ltd.	600	3,412
Miraca Holdings, Inc.	3,800	94,990
Miraial Co. Ltd.	100	2,096
Mitsubishi Estate Co. Ltd.	2,000	33,337
Mitsubishi UFJ Financial Group, Inc.	38,200	233,331
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	24,780	153,636
Mitsui & Co. Ltd.	32,700	410,262
Nabtesco Corp.	1,000	11,362
Nagaileben Co. Ltd.	2,100	42,528
Nihon Parkerizing Co. Ltd.	1,000	11,436
Nippon Electric Glass Co. Ltd.	3,000	34,817
Nippon Seiki Co. Ltd.	8,000	98,510
Nippon Thompson Co. Ltd.	19,000	91,576
Nitta Corp.	200	3,017
Nitto Kohki Co. Ltd.	200	4,156
Obic Co. Ltd.	450	76,815
Ohashi Technica, Inc.	300	1,877
ORIX Corp.	2,720	172,210
Osaka Gas Co. Ltd.	83,000	276,345
Osaka Securities Exchange Co. Ltd.	25	112,303
OSG Corp.	1,500	13,778
Ozeki Co. Ltd.	4,200	125,410
Pal Co. Ltd.	150	2,917
Promise Co. Ltd. (c)	13,500	142,263
SAZABY, Inc.	300	4,449
Seven & i Holdings Co., Ltd.	3,300	77,434
SHIMANO, Inc.	250	10,253
Shin-Etsu Chemical Co., Ltd.	2,500	134,764
Shiseido Co. Ltd.	3,000	48,959
SHO-BOND Holdings Co. Ltd.	2,400	45,407
Sompo Japan Insurance, Inc.	1,000	6,638
Sony Financial Holdings, Inc.	16	49,331
Sparx Group Co. Ltd. (a)	47	8,038
Sumitomo Corp.	9,600	95,077
Sumitomo Metal Industries Ltd.	30,000	74,834
Sumitomo Mitsui Financial Group, Inc.	3,600	154,106
The Nippon Synthetic Chemical Industry Co. Ltd.	14,000	68,957
THK Co. Ltd.	700	11,498
Toho Holdings Co. Ltd.	1,000	13,476
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	3,900	$ 113,360
Tokuyama Corp.	8,000	60,543
Toyota Motor Corp.	13,100	549,938
Tsumura & Co.	3,800	122,905
Tsutsumi Jewelry Co. Ltd.	400	8,058
USS Co. Ltd.	2,630	164,566
Xebio Co. Ltd.	4,900	106,432
Yamada Denki Co. Ltd.	3,080	192,724
Yamato Kogyo Co. Ltd.	300	9,354
TOTAL JAPAN		5,697,636
Korea (South) - 1.2%
GS Engineering & Construction Corp.	417	29,876
Hana Financial Group, Inc.	1,800	51,525
Hyundai Engineering & Construction Co. Ltd.	538	27,853
Hyundai Heavy Industries Co. Ltd.	201	35,344
KT&G Corp.	432	25,191
MegaStudy Co. Ltd.	100	19,498
NHN Corp. (a)	821	119,856
Samsung Electronics Co. Ltd.	209	123,756
Shinhan Financial Group Co. Ltd. (a)	549	18,552
Shinhan Financial Group Co. Ltd. sponsored ADR	800	53,824
TOTAL KOREA (SOUTH)		505,275
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	1,600	57,580
(NY Shares) Class A	6,100	219,844
Evraz Group SA GDR	1,400	30,800
GlobeOp Financial Services SA	2,300	4,611
MHP SA GDR (Reg. S) (a)	100	850
Ternium SA sponsored ADR (a)	600	12,240
TOTAL LUXEMBOURG		325,925
Malaysia - 0.0%
DiGi.com Bhd	2,000	12,605
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	5,700	245,157
Cemex SA de CV sponsored ADR (a)	7,329	68,819
Desarrolladora Homex SAB de CV sponsored ADR (a)	1,700	59,891
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	3,600	26,712
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	2,700	$ 104,220
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	800	22,328
Grupo Televisa SA de CV (CPO) sponsored ADR	1,600	28,944
Telmex Internacional SAB de CV Series L ADR	1,300	16,328
Wal-Mart de Mexico SA de CV Series V	35,500	120,817
TOTAL MEXICO		693,216
Netherlands - 1.6%
Aalberts Industries NV	1,400	13,010
Akzo Nobel NV	700	38,406
ASML Holding NV (NY Shares)	6,950	180,770
Gemalto NV (a)	2,300	85,886
James Hardie Industries NV sponsored ADR	4,000	83,760
Koninklijke KPN NV	9,600	144,281
QIAGEN NV (a)	4,400	83,424
TOTAL NETHERLANDS		629,537
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	14,000	17,123
DnB Nor ASA (a)	18,100	157,446
Orkla ASA (A Shares)	10,000	79,159
Sevan Marine ASA (a)	4,000	5,219
TOTAL NORWAY		258,947
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (a)	4,050	95,621
Oil Search Ltd.	12,724	60,016
TOTAL PAPUA NEW GUINEA		155,637
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	800	20,840
Philippines - 0.4%
Jollibee Food Corp.	69,400	72,984
Megaworld Corp.	150,000	4,311
Philippine Long Distance Telephone Co.	110	5,830
Philippine Long Distance Telephone Co. sponsored ADR	1,400	73,738
TOTAL PHILIPPINES		156,863
Russia - 0.9%
Magnit OJSC GDR (Reg. S) (a)	1,200	11,760
Mechel Steel Group OAO sponsored ADR	1,700	18,156
OAO Gazprom	1,800	9,090
OAO Gazprom sponsored ADR	5,680	117,860
Common Stocks - continued
	Shares	Value
Russia - continued
OAO NOVATEK GDR	500	$ 21,555
OAO Tatneft sponsored ADR	1,200	29,880
OJSC MMC Norilsk Nickel sponsored ADR	3,200	32,096
OJSC Oil Company Rosneft GDR (Reg. S)	6,800	41,548
PIK Group GDR (Reg. S) unit (a)	1,300	2,275
Polymetal JSC GDR (Reg. S) (a)	2,000	16,200
Sberbank (Savings Bank of the Russian Federation) GDR	190	36,828
Vimpel Communications sponsored ADR	1,200	16,212
TOTAL RUSSIA		353,460
Singapore - 1.5%
Allgreen Properties Ltd.	14,000	11,673
CapitaLand Ltd.	21,000	55,739
City Developments Ltd.	7,000	49,319
DBS Group Holdings Ltd.	17,000	163,952
Keppel Land Ltd.	3,000	5,545
Singapore Exchange Ltd.	29,000	175,709
Straits Asia Resources Ltd.	10,000	14,800
United Overseas Bank Ltd.	7,000	85,992
Wing Tai Holdings Ltd.	40,000	48,082
TOTAL SINGAPORE		610,811
South Africa - 2.9%
Absa Group Ltd.	1,473	22,304
African Bank Investments Ltd.	2,600	10,041
African Rainbow Minerals Ltd.	9,963	168,793
AngloGold Ashanti Ltd. sponsored ADR	500	19,600
Aspen Pharmacare Holdings Ltd.	3,300	25,303
Bell Equipment Ltd. (a)	7,061	7,279
Blue Financial Services Ltd. (a)	114,939	34,215
Clicks Group Ltd.	4,600	12,140
Eqstra Holdings Ltd. (a)	3,500	2,986
FirstRand Ltd.	17,800	34,797
Impala Platinum Holdings Ltd.	6,900	167,156
JSE Ltd.	10,900	84,967
Lewis Group Ltd.	1,300	8,544
Mr. Price Group Ltd.	23,900	94,029
MTN Group Ltd.	25,103	414,070
Mvelaphanda Resources Ltd. (a)	3,422	17,167
Naspers Ltd. Class N	900	26,849
Raubex Group Ltd.	3,000	9,607
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	300	$ 2,204
Wilson Bayly Holmes-Ovcon Ltd.	800	11,649
TOTAL SOUTH AFRICA		1,173,700
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,759	61,798
Banco Santander SA	4,300	62,266
Banco Santander SA sponsored ADR	5,900	85,314
Grifols SA	2,380	43,334
Iberdrola SA	15,700	134,706
Inditex SA	1,900	102,199
Prosegur Comp Securidad SA (Reg.)	2,391	82,979
Telefonica SA sponsored ADR	7,940	592,642
TOTAL SPAIN		1,165,238
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	3,100	184,269
Intrum Justitia AB	400	4,129
Swedish Match Co.	3,100	59,168
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	47,249
TOTAL SWEDEN		294,815
Switzerland - 7.3%
ABB Ltd. sponsored ADR	7,400	135,272
Actelion Ltd. (Reg.) (a)	2,045	112,808
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	3,319	3,044
Series B (Reg.)	3,214	104,813
Credit Suisse Group sponsored ADR	4,500	213,165
EFG International	7,440	91,899
Nestle SA (Reg.)	16,093	662,303
Novartis AG sponsored ADR	2,400	109,488
Roche Holding AG (participation certificate)	6,106	962,767
Sonova Holding AG	1,372	121,004
Transocean Ltd. (a)	2,220	176,912
Zurich Financial Services AG (Reg.)	1,397	274,524
TOTAL SWITZERLAND		2,967,999
Taiwan - 1.1%
Acer, Inc.	5,050	10,651
Asia Cement Corp.	20,000	21,396
Farglory Land Development Co. Ltd.	7,000	16,577
Hon Hai Precision Industry Co. Ltd. (Foxconn)	45,964	158,303
Common Stocks - continued
	Shares	Value
Taiwan - continued
HTC Corp.	2,600	$ 35,462
Innolux Display Corp.	33,900	44,635
MediaTek, Inc.	3,006	43,198
Taiwan Mobile Co. Ltd.	8,000	12,240
Taiwan Semiconductor Manufacturing Co. Ltd.	34,168	61,338
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,210	23,139
TOTAL TAIWAN		426,939
Thailand - 0.2%
Siam Commercial Bank PCL (For. Reg.)	35,100	79,679
Turkey - 1.2%
Albaraka Turk Katilim Bankasi AS	5,000	7,783
Anadolu Efes Biracilik ve Malt Sanyii AS	11,330	121,687
Asya Katilim Bankasi AS (a)	67,200	128,818
Coca-Cola Icecek AS	11,500	68,792
Tupras-Turkiye Petrol Rafinerileri AS	400	5,166
Turk Hava Yollari AO	16,000	25,233
Turkiye Garanti Bankasi AS (a)	42,200	149,167
TOTAL TURKEY		506,646
United Arab Emirates - 0.0%
DP World Ltd.	52,400	18,864
United Kingdom - 15.2%
Aberdeen Asset Management PLC	38,300	79,665
Aegis Group PLC	32,400	44,658
Anglo American PLC (United Kingdom)	2,942	94,863
Babcock International Group PLC	11,500	90,445
BAE Systems PLC	30,800	157,975
Begbies Traynor Group PLC	6,400	11,174
BG Group PLC	15,900	265,376
BHP Billiton PLC	2,300	60,060
BHP Billiton PLC ADR	9,400	497,260
BlueBay Asset Management	500	2,022
Bovis Homes Group PLC	17,048	131,587
BP PLC sponsored ADR	900	45,036
British American Tobacco PLC sponsored ADR	1,000	62,190
Cobham PLC	20,100	60,144
Derwent London PLC	800	12,898
easyJet PLC (a)	15,100	76,250
GlaxoSmithKline PLC sponsored ADR	2,200	84,238
Great Portland Estates PLC	20,372	79,133
H&T Group PLC	2,500	9,293
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	2,800	$ 20,337
HSBC Holdings PLC:
(United Kingdom) (Reg.)	12,280	124,278
sponsored ADR	1,900	96,330
Imperial Tobacco Group PLC	700	20,010
Informa PLC	37,259	149,241
InterContinental Hotel Group PLC ADR	1,000	11,320
International Power PLC	6,223	26,538
Johnson Matthey PLC	4,757	112,537
Man Group PLC	62,189	287,541
Max Petroleum PLC (a)	34,800	15,116
Misys PLC	33,700	102,048
National Grid PLC	9,700	90,509
Persimmon PLC	7,266	54,657
Prudential PLC	29,800	223,170
Randgold Resources Ltd. sponsored ADR	300	18,636
Reckitt Benckiser Group PLC	5,300	254,661
Rio Tinto PLC:
(Reg.)	5,796	241,427
sponsored ADR	1,290	216,178
Royal Dutch Shell PLC Class A sponsored ADR	7,600	400,064
Serco Group PLC	28,787	194,061
Shaftesbury PLC	16,633	91,842
Spectris PLC	1,116	10,385
Spirax-Sarco Engineering PLC	4,604	70,612
SSL International PLC	2,800	26,454
Standard Chartered PLC:
(Hong Kong)	950	22,494
(United Kingdom)	11,711	278,027
Ted Baker PLC	12,075	75,450
Tesco PLC	27,700	170,073
Tullow Oil PLC	900	14,863
Ultra Electronics Holdings PLC	600	11,428
Unite Group PLC	6,400	13,473
Victrex PLC	8,318	90,608
Vodafone Group PLC	33,100	68,064
Vodafone Group PLC sponsored ADR	19,800	407,484
Wolseley PLC (a)	4,538	101,518
WPP PLC	17,738	136,827
Xstrata PLC	2,428	32,784
TOTAL UNITED KINGDOM		6,145,312
Common Stocks - continued
	Shares	Value
United States of America - 4.5%
Advanced Energy Industries, Inc. (a)	12,581	$ 151,349
Airgas, Inc.	980	43,688
Allergan, Inc.	1,200	64,116
Autoliv, Inc.	2,500	89,525
Berkshire Hathaway, Inc. Class B (a)	29	92,235
Broadpoint Gleacher Securities Group, Inc. (a)	600	3,738
Central European Distribution Corp. (a)	700	20,097
CTC Media, Inc. (a)	1,300	16,068
CyberSource Corp. (a)	8,600	149,124
Dril-Quip, Inc. (a)	230	9,727
FMC Technologies, Inc. (a)	950	41,325
Freeport-McMoRan Copper & Gold, Inc.	500	30,150
Gilead Sciences, Inc. (a)	1,200	58,716
Goldman Sachs Group, Inc.	600	97,980
ION Geophysical Corp. (a)	1,411	3,796
Juniper Networks, Inc. (a)	4,100	107,133
Martin Marietta Materials, Inc.	800	68,856
Mohawk Industries, Inc. (a)	2,840	146,487
Philip Morris International, Inc.	1,700	79,220
Pricesmart, Inc.	8,095	132,029
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	99,324
Visa, Inc. Class A	5,160	337,774
TOTAL UNITED STATES OF AMERICA		1,842,457
TOTAL COMMON STOCKS (Cost $44,031,404)		39,868,432
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Telecom Italia SpA (Risparmio Shares) (Cost $143,487)	104,200	117,398
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e) (Cost $344,350)	344,350	344,350
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $578,000)	$ 578,009	$ 578,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $45,097,241)		40,908,180
NET OTHER ASSETS - (0.9)%		(354,186)
NET ASSETS - 100%		$ 40,553,994
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,979 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$578,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 26,020
Barclays Capital, Inc.	100,782
Credit Suisse Securities (USA) LLC	26,439
Deutsche Bank Securities, Inc.	84,657
HSBC Securities (USA), Inc.	110,137
ING Financial Markets LLC	120,938
J.P. Morgan Securities, Inc.	18,324
Mizuho Securities USA, Inc.	20,156
Morgan Stanley & Co., Inc.	20,156
Societe Generale, New York Branch	50,391
$ 578,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,603
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,145,312	$ 5,574,716	$ 570,596	$ -
Japan	5,697,636	4,831,207	866,429	-
Switzerland	2,967,999	2,967,999	-	-
Germany	2,714,003	2,642,614	71,389	-
France	2,707,609	2,313,196	394,413	-
United States of America	1,842,457	1,842,457	-	-
Brazil	1,693,340	1,693,340	-	-
Italy	1,211,858	1,211,858	-	-
South africa	1,173,700	1,173,700	-	-
Cyprus	3,266	2,890	-	376
Other	13,828,650	13,502,927	325,723	-
Cash Equivalents	578,000	-	578,000	-
Money Market Funds	344,350	344,350	-	-
Total Investments in Securities:	$ 40,908,180	$ 38,101,254	$ 2,806,550	$ 376
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	71,398
Cost of Purchases	19,734
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	(26,703)
Ending Balance	$ 376
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (145)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $46,132,994. Net unrealized depreciation aggregated $5,224,814, of which $4,185,841 related to appreciated investment securities and $9,410,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.101

ATIE-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.5%
AMP Ltd.	35,175	$ 165,323
CSL Ltd.	3,491	89,191
Macquarie Airports unit	40,722	84,799
Macquarie Group Ltd.	6,027	221,878
Macquarie Infrastructure Group unit	58,602	71,063
Macquarie Office Trust	32,356	6,359
OZ Minerals Ltd.	32,999	30,909
QBE Insurance Group Ltd.	5,077	82,795
Sino Gold Mining Ltd. (a)	3,917	17,329
Wesfarmers Ltd.	1,901	41,096
Woolworths Ltd.	9,219	210,093
TOTAL AUSTRALIA		1,020,835
Austria - 0.1%
Andritz AG	290	12,710
Erste Bank AG	600	20,943
TOTAL AUSTRIA		33,653
Belgium - 1.3%
Anheuser-Busch InBev SA NV	10,280	408,999
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	26
Gimv NV	200	10,020
Umicore SA	3,546	92,588
TOTAL BELGIUM		511,633
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia)	5,812	24,157
China Foods Ltd.	31,980	19,766
China Sports International Ltd.	24,000	2,918
Lazard Ltd. Class A	2,600	96,174
Northern Offshore Ltd. (a)	6,241	6,717
Ports Design Ltd.	83,500	215,273
Seadrill Ltd.	10,900	174,913
TOTAL BERMUDA		539,918
Brazil - 4.2%
B2W Companhia Global Do Varejo	500	11,589
Banco ABC Brasil SA	6,300	26,638
Banco Bradesco SA:
(PN)	3,800	59,647
(PN) sponsored ADR	800	12,616
BM&F BOVESPA SA	37,500	241,961
BR Malls Participacoes SA (a)	300	3,119
Common Stocks - continued
	Shares	Value
Brazil - continued
Braskem SA Class A sponsored ADR (a)	9,400	$ 84,130
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,150	16,422
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,900	48,640
Cosan SA Industria e Comercio (a)	2,650	24,341
Gerdau SA	3,000	26,624
Gerdau SA (PN)	700	8,200
GVT Holding SA (a)	1,800	34,833
Iguatemi Empresa de Shopping Centers SA	1,700	20,398
Itau Unibanco Banco Multiplo SA ADR	8,570	153,317
MRV Engenharia e Participacoes SA	10,500	178,658
Natura Cosmeticos SA	1,520	21,651
Net Servicos de Comunicacao SA sponsored ADR	2,900	29,464
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,500	117,950
sponsored ADR	6,400	263,936
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	18,468
Vale SA:
(PN-A) sponsored ADR	7,600	130,720
sponsored ADR	4,400	86,812
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	4,900	73,206
TOTAL BRAZIL		1,693,340
Canada - 2.4%
Addax Petroleum, Inc.	300	14,271
Agnico-Eagle Mines Ltd. (Canada)	2,160	126,691
Canadian Natural Resources Ltd.	900	54,099
Eldorado Gold Corp. (a)	2,800	28,147
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	60,890
First Quantum Minerals Ltd.	900	59,939
Intact Financial Corp. (d)	800	26,235
Niko Resources Ltd.	940	66,224
Petrobank Energy & Resources Ltd. (a)	4,900	149,090
Power Corp. of Canada (sub. vtg.)	2,400	67,365
Quadra Mining Ltd. (a)	300	2,941
Sherritt International Corp.	4,300	24,467
Sino-Forest Corp. (a)	1,600	21,831
Suncor Energy, Inc.	2,600	84,080
Toronto-Dominion Bank	3,000	175,737
Uranium One, Inc. (a)	5,800	15,505
TOTAL CANADA		977,512
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	122,704	$ 82,965
China Dongxiang Group Co. Ltd.	8,000	6,080
China High Speed Transmission Equipment Group Co. Ltd.	9,900	24,808
China Shanshui Cement Group Ltd.	15,000	9,755
CNinsure, Inc. ADR	500	8,810
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,500	18,750
Hengan International Group Co. Ltd.	4,300	25,024
Hidili Industry International Development Ltd. (a)	13,000	15,013
Himax Technologies, Inc. sponsored ADR	3,800	14,516
Integra Group Holdings unit (a)	5,700	11,970
Stella International Holdings Ltd.	11,000	18,196
Subsea 7, Inc. (a)	2,500	28,955
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	16,551
Xinao Gas Holdings Ltd.	12,000	19,882
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,400	18,578
TOTAL CAYMAN ISLANDS		319,853
China - 2.0%
Baidu.com, Inc. sponsored ADR (a)	50	17,407
BBMG Corp. Class H	4,000	5,213
China Construction Bank Corp. (H Shares)	149,000	120,164
China Gas Holdings Ltd.	86,000	23,082
China Merchants Bank Co. Ltd. (H Shares)	49,300	115,905
China Nepstar Chain Drugstore Ltd. ADR	1,600	9,472
China Oilfield Services Ltd. (H Shares)	14,000	15,265
China Railway Construction Corp. Ltd. (H Shares)	15,900	25,358
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	32,000	19,820
China Yurun Food Group Ltd.	14,000	22,148
China Zaino International Ltd.	6,000	1,063
Golden Eagle Retail Group Ltd. (H Shares)	16,000	20,893
Industrial & Commercial Bank of China Ltd.	207,000	149,043
Li Ning Co. Ltd.	8,000	26,478
Maanshan Iron & Steel Co. Ltd. (H Shares)	16,000	12,449
NetEase.com, Inc. sponsored ADR (a)	300	13,218
Nine Dragons Paper (Holdings) Ltd.	42,000	43,301
Parkson Retail Group Ltd.	7,000	11,688
PICC Property & Casualty Co. Ltd. (H Shares) (a)	20,000	15,613
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,500	84,337
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	200	9,916
Tencent Holdings Ltd.	3,000	40,491
ZTE Corp. (H Shares)	6,240	27,215
TOTAL CHINA		829,539
Common Stocks - continued
	Shares	Value
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	1,700	$ 2,890
XXI Century Investments Public Ltd. (a)	1,000	376
TOTAL CYPRUS		3,266
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	800	43,028
Denmark - 0.9%
Novo Nordisk AS:
Series B	1,108	65,209
Series B sponsored ADR	3,000	175,170
Vestas Wind Systems AS (a)	1,600	112,691
TOTAL DENMARK		353,070
Egypt - 0.0%
Telecom Egypt SAE	4,500	14,332
Finland - 0.7%
Nokia Corp. sponsored ADR	7,100	94,714
Nokian Tyres PLC	5,502	116,214
Outotec Oyj	3,700	87,697
Poyry Oyj	282	4,019
TOTAL FINLAND		302,644
France - 6.7%
Accor SA	936	39,954
Alstom SA	445	30,551
Audika SA	3,350	89,858
AXA SA sponsored ADR	19,800	418,572
BNP Paribas SA	5,142	374,860
Compagnie de St. Gobain	1,743	70,676
Danone	3,105	166,594
Delachaux SA	791	51,217
GDF Suez	3,815	145,748
Laurent-Perrier Group	620	41,240
Pernod Ricard SA	983	76,384
Remy Cointreau SA	1,771	70,095
Saft Groupe SA	597	23,288
Sanofi-Aventis	600	39,255
Sanofi-Aventis sponsored ADR	3,000	97,920
Societe Generale Series A	2,177	139,780
Total SA:
Series B	6,404	355,158
sponsored ADR	3,600	200,340
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	1,000	$ 174,736
Veolia Environnement sponsored ADR	1,100	37,851
Vivendi	2,473	63,532
TOTAL FRANCE		2,707,609
Georgia - 0.1%
Bank of Georgia unit (a)	5,300	31,535
Germany - 6.7%
Allianz AG sponsored ADR	32,300	320,093
alstria office REIT-AG	838	6,700
BASF AG	1,600	80,179
Bayer AG	1,800	110,468
Bilfinger Berger AG	250	13,112
Biotest AG	71	4,316
centrotherm photovoltaics AG (a)	1,800	93,177
Daimler AG	8,900	413,405
Deutsche Bank AG	1,100	71,389
Deutsche Bank AG (NY Shares)	1,600	103,840
DIC Asset AG	600	4,233
E.ON AG	17,165	649,775
GEA Group AG	1,400	22,927
GFK AG	2,100	48,487
Linde AG	900	84,942
Metro AG	800	46,326
Munich Re Group (Reg.)	2,900	438,494
Siemens AG sponsored ADR	1,100	87,428
Software AG (Bearer)	510	38,161
Vossloh AG	660	76,551
TOTAL GERMANY		2,714,003
Greece - 0.3%
Hellenic Telecommunications Organization SA	4,251	66,646
Terna Energy SA	6,549	50,870
TOTAL GREECE		117,516
Hong Kong - 2.8%
China Mobile (Hong Kong) Ltd.	10,000	104,937
China Mobile (Hong Kong) Ltd. sponsored ADR	700	36,729
China Overseas Land & Investment Ltd.	45,564	112,413
China Resources Power Holdings Co. Ltd.	10,800	27,941
CNOOC Ltd.	25,000	33,264
CNOOC Ltd. sponsored ADR	460	61,332
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNPC (Hong Kong) Ltd.	30,000	$ 30,388
Hong Kong Exchange & Clearing Ltd.	12,500	235,811
Hutchison Whampoa Ltd.	9,000	67,414
Shanghai Industrial Holdings Ltd. (H Shares)	5,550	30,078
Swire Pacific Ltd. (A Shares)	31,500	353,823
Techtronic Industries Co. Ltd.	45,000	37,336
TOTAL HONG KONG		1,131,466
Hungary - 0.1%
OTP Bank Ltd. (a)	1,200	25,690
India - 1.8%
Bank of Baroda	1,000	9,337
Bharat Heavy Electricals Ltd.	671	31,292
Bharti Airtel Ltd.	17,043	146,144
Educomp Solutions Ltd.	200	17,161
Grasim Industries Ltd.	400	23,547
Housing Development Finance Corp. Ltd.	844	44,755
Infosys Technologies Ltd.	530	22,877
Infosys Technologies Ltd. sponsored ADR	1,700	73,151
Jain Irrigation Systems Ltd.	1,130	16,684
JSW Steel Ltd.	1,500	21,884
Jyothy Laboratories Ltd.	606	1,318
Pantaloon Retail India Ltd.	2,418	16,503
Pantaloon Retail India Ltd. Class B	341	1,520
Punj Lloyd Ltd.	4,750	24,502
Reliance Industries Ltd. GDR (Reg. S) (a)(d)	824	66,744
Rural Electrification Corp. Ltd.	130	551
Satyam Computer Services Ltd. sponsored ADR	100	504
Shree Renuka Sugars Ltd.	6,450	22,529
Suzlon Energy Ltd.	20,812	43,430
Tata Power Co. Ltd.	1,000	27,211
Tata Steel Ltd.	11,261	108,866
Union Bank of India	2,000	10,068
TOTAL INDIA		730,578
Indonesia - 0.6%
PT Bank Central Asia Tbk	111,500	42,409
PT Bank Rakyat Indonesia Tbk	98,500	72,449
PT Bumi Resources Tbk	96,500	27,224
PT Indocement Tunggal Prakarsa Tbk	21,500	20,146
PT International Nickel Indonesia Tbk (a)	24,500	10,615
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Perusahaan Gas Negara Tbk Series B	93,200	$ 32,867
PT Telkomunikasi Indonesia Tbk Series B	37,000	33,365
TOTAL INDONESIA		239,075
Ireland - 0.6%
CRH PLC	299	7,138
CRH PLC sponsored ADR (c)	8,400	207,732
Dragon Oil PLC (a)	3,300	18,497
TOTAL IRELAND		233,367
Israel - 0.4%
Israel Chemicals Ltd.	2,000	22,667
Mellanox Technologies Ltd. (a)	800	12,664
Partner Communications Co. Ltd. ADR	1,702	32,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,700	90,678
TOTAL ISRAEL		158,109
Italy - 2.7%
Azimut Holdings SpA	9,636	103,003
ENI SpA sponsored ADR	5,400	251,532
Fiat SpA (a)	7,100	78,728
Finmeccanica SpA	6,500	98,570
Intesa Sanpaolo SpA	69,500	258,781
UniCredit SpA	103,741	303,846
TOTAL ITALY		1,094,460
Japan - 14.0%
Autobacs Seven Co. Ltd.	2,800	95,592
Daikoku Denki Co. Ltd.	600	8,086
Denso Corp.	9,900	292,469
East Japan Railway Co.	4,400	252,531
Fanuc Ltd.	1,400	114,977
FCC Co. Ltd.	700	11,313
Fukuoka (REIT) Investment Fund	2	10,231
GCA Savvian Group Corp.	3	3,704
Glory Ltd.	300	6,183
Gunma Bank Ltd.	2,000	11,627
Honda Motor Co. Ltd.	2,600	83,160
Japan Retail Fund Investment Corp.	14	70,289
Japan Steel Works Ltd.	5,000	65,532
JSR Corp.	3,000	54,096
Kamigumi Co. Ltd.	1,000	8,340
KDDI Corp.	9	47,754
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	510	$ 100,749
Kobayashi Pharmaceutical Co. Ltd.	2,900	111,880
Konica Minolta Holdings, Inc.	6,000	65,638
Meiko Network Japan Co. Ltd.	600	3,412
Miraca Holdings, Inc.	3,800	94,990
Miraial Co. Ltd.	100	2,096
Mitsubishi Estate Co. Ltd.	2,000	33,337
Mitsubishi UFJ Financial Group, Inc.	38,200	233,331
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	24,780	153,636
Mitsui & Co. Ltd.	32,700	410,262
Nabtesco Corp.	1,000	11,362
Nagaileben Co. Ltd.	2,100	42,528
Nihon Parkerizing Co. Ltd.	1,000	11,436
Nippon Electric Glass Co. Ltd.	3,000	34,817
Nippon Seiki Co. Ltd.	8,000	98,510
Nippon Thompson Co. Ltd.	19,000	91,576
Nitta Corp.	200	3,017
Nitto Kohki Co. Ltd.	200	4,156
Obic Co. Ltd.	450	76,815
Ohashi Technica, Inc.	300	1,877
ORIX Corp.	2,720	172,210
Osaka Gas Co. Ltd.	83,000	276,345
Osaka Securities Exchange Co. Ltd.	25	112,303
OSG Corp.	1,500	13,778
Ozeki Co. Ltd.	4,200	125,410
Pal Co. Ltd.	150	2,917
Promise Co. Ltd. (c)	13,500	142,263
SAZABY, Inc.	300	4,449
Seven & i Holdings Co., Ltd.	3,300	77,434
SHIMANO, Inc.	250	10,253
Shin-Etsu Chemical Co., Ltd.	2,500	134,764
Shiseido Co. Ltd.	3,000	48,959
SHO-BOND Holdings Co. Ltd.	2,400	45,407
Sompo Japan Insurance, Inc.	1,000	6,638
Sony Financial Holdings, Inc.	16	49,331
Sparx Group Co. Ltd. (a)	47	8,038
Sumitomo Corp.	9,600	95,077
Sumitomo Metal Industries Ltd.	30,000	74,834
Sumitomo Mitsui Financial Group, Inc.	3,600	154,106
The Nippon Synthetic Chemical Industry Co. Ltd.	14,000	68,957
THK Co. Ltd.	700	11,498
Toho Holdings Co. Ltd.	1,000	13,476
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	3,900	$ 113,360
Tokuyama Corp.	8,000	60,543
Toyota Motor Corp.	13,100	549,938
Tsumura & Co.	3,800	122,905
Tsutsumi Jewelry Co. Ltd.	400	8,058
USS Co. Ltd.	2,630	164,566
Xebio Co. Ltd.	4,900	106,432
Yamada Denki Co. Ltd.	3,080	192,724
Yamato Kogyo Co. Ltd.	300	9,354
TOTAL JAPAN		5,697,636
Korea (South) - 1.2%
GS Engineering & Construction Corp.	417	29,876
Hana Financial Group, Inc.	1,800	51,525
Hyundai Engineering & Construction Co. Ltd.	538	27,853
Hyundai Heavy Industries Co. Ltd.	201	35,344
KT&G Corp.	432	25,191
MegaStudy Co. Ltd.	100	19,498
NHN Corp. (a)	821	119,856
Samsung Electronics Co. Ltd.	209	123,756
Shinhan Financial Group Co. Ltd. (a)	549	18,552
Shinhan Financial Group Co. Ltd. sponsored ADR	800	53,824
TOTAL KOREA (SOUTH)		505,275
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	1,600	57,580
(NY Shares) Class A	6,100	219,844
Evraz Group SA GDR	1,400	30,800
GlobeOp Financial Services SA	2,300	4,611
MHP SA GDR (Reg. S) (a)	100	850
Ternium SA sponsored ADR (a)	600	12,240
TOTAL LUXEMBOURG		325,925
Malaysia - 0.0%
DiGi.com Bhd	2,000	12,605
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	5,700	245,157
Cemex SA de CV sponsored ADR (a)	7,329	68,819
Desarrolladora Homex SAB de CV sponsored ADR (a)	1,700	59,891
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	3,600	26,712
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	2,700	$ 104,220
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	800	22,328
Grupo Televisa SA de CV (CPO) sponsored ADR	1,600	28,944
Telmex Internacional SAB de CV Series L ADR	1,300	16,328
Wal-Mart de Mexico SA de CV Series V	35,500	120,817
TOTAL MEXICO		693,216
Netherlands - 1.6%
Aalberts Industries NV	1,400	13,010
Akzo Nobel NV	700	38,406
ASML Holding NV (NY Shares)	6,950	180,770
Gemalto NV (a)	2,300	85,886
James Hardie Industries NV sponsored ADR	4,000	83,760
Koninklijke KPN NV	9,600	144,281
QIAGEN NV (a)	4,400	83,424
TOTAL NETHERLANDS		629,537
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	14,000	17,123
DnB Nor ASA (a)	18,100	157,446
Orkla ASA (A Shares)	10,000	79,159
Sevan Marine ASA (a)	4,000	5,219
TOTAL NORWAY		258,947
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (a)	4,050	95,621
Oil Search Ltd.	12,724	60,016
TOTAL PAPUA NEW GUINEA		155,637
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	800	20,840
Philippines - 0.4%
Jollibee Food Corp.	69,400	72,984
Megaworld Corp.	150,000	4,311
Philippine Long Distance Telephone Co.	110	5,830
Philippine Long Distance Telephone Co. sponsored ADR	1,400	73,738
TOTAL PHILIPPINES		156,863
Russia - 0.9%
Magnit OJSC GDR (Reg. S) (a)	1,200	11,760
Mechel Steel Group OAO sponsored ADR	1,700	18,156
OAO Gazprom	1,800	9,090
OAO Gazprom sponsored ADR	5,680	117,860
Common Stocks - continued
	Shares	Value
Russia - continued
OAO NOVATEK GDR	500	$ 21,555
OAO Tatneft sponsored ADR	1,200	29,880
OJSC MMC Norilsk Nickel sponsored ADR	3,200	32,096
OJSC Oil Company Rosneft GDR (Reg. S)	6,800	41,548
PIK Group GDR (Reg. S) unit (a)	1,300	2,275
Polymetal JSC GDR (Reg. S) (a)	2,000	16,200
Sberbank (Savings Bank of the Russian Federation) GDR	190	36,828
Vimpel Communications sponsored ADR	1,200	16,212
TOTAL RUSSIA		353,460
Singapore - 1.5%
Allgreen Properties Ltd.	14,000	11,673
CapitaLand Ltd.	21,000	55,739
City Developments Ltd.	7,000	49,319
DBS Group Holdings Ltd.	17,000	163,952
Keppel Land Ltd.	3,000	5,545
Singapore Exchange Ltd.	29,000	175,709
Straits Asia Resources Ltd.	10,000	14,800
United Overseas Bank Ltd.	7,000	85,992
Wing Tai Holdings Ltd.	40,000	48,082
TOTAL SINGAPORE		610,811
South Africa - 2.9%
Absa Group Ltd.	1,473	22,304
African Bank Investments Ltd.	2,600	10,041
African Rainbow Minerals Ltd.	9,963	168,793
AngloGold Ashanti Ltd. sponsored ADR	500	19,600
Aspen Pharmacare Holdings Ltd.	3,300	25,303
Bell Equipment Ltd. (a)	7,061	7,279
Blue Financial Services Ltd. (a)	114,939	34,215
Clicks Group Ltd.	4,600	12,140
Eqstra Holdings Ltd. (a)	3,500	2,986
FirstRand Ltd.	17,800	34,797
Impala Platinum Holdings Ltd.	6,900	167,156
JSE Ltd.	10,900	84,967
Lewis Group Ltd.	1,300	8,544
Mr. Price Group Ltd.	23,900	94,029
MTN Group Ltd.	25,103	414,070
Mvelaphanda Resources Ltd. (a)	3,422	17,167
Naspers Ltd. Class N	900	26,849
Raubex Group Ltd.	3,000	9,607
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	300	$ 2,204
Wilson Bayly Holmes-Ovcon Ltd.	800	11,649
TOTAL SOUTH AFRICA		1,173,700
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,759	61,798
Banco Santander SA	4,300	62,266
Banco Santander SA sponsored ADR	5,900	85,314
Grifols SA	2,380	43,334
Iberdrola SA	15,700	134,706
Inditex SA	1,900	102,199
Prosegur Comp Securidad SA (Reg.)	2,391	82,979
Telefonica SA sponsored ADR	7,940	592,642
TOTAL SPAIN		1,165,238
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	3,100	184,269
Intrum Justitia AB	400	4,129
Swedish Match Co.	3,100	59,168
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	47,249
TOTAL SWEDEN		294,815
Switzerland - 7.3%
ABB Ltd. sponsored ADR	7,400	135,272
Actelion Ltd. (Reg.) (a)	2,045	112,808
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	3,319	3,044
Series B (Reg.)	3,214	104,813
Credit Suisse Group sponsored ADR	4,500	213,165
EFG International	7,440	91,899
Nestle SA (Reg.)	16,093	662,303
Novartis AG sponsored ADR	2,400	109,488
Roche Holding AG (participation certificate)	6,106	962,767
Sonova Holding AG	1,372	121,004
Transocean Ltd. (a)	2,220	176,912
Zurich Financial Services AG (Reg.)	1,397	274,524
TOTAL SWITZERLAND		2,967,999
Taiwan - 1.1%
Acer, Inc.	5,050	10,651
Asia Cement Corp.	20,000	21,396
Farglory Land Development Co. Ltd.	7,000	16,577
Hon Hai Precision Industry Co. Ltd. (Foxconn)	45,964	158,303
Common Stocks - continued
	Shares	Value
Taiwan - continued
HTC Corp.	2,600	$ 35,462
Innolux Display Corp.	33,900	44,635
MediaTek, Inc.	3,006	43,198
Taiwan Mobile Co. Ltd.	8,000	12,240
Taiwan Semiconductor Manufacturing Co. Ltd.	34,168	61,338
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,210	23,139
TOTAL TAIWAN		426,939
Thailand - 0.2%
Siam Commercial Bank PCL (For. Reg.)	35,100	79,679
Turkey - 1.2%
Albaraka Turk Katilim Bankasi AS	5,000	7,783
Anadolu Efes Biracilik ve Malt Sanyii AS	11,330	121,687
Asya Katilim Bankasi AS (a)	67,200	128,818
Coca-Cola Icecek AS	11,500	68,792
Tupras-Turkiye Petrol Rafinerileri AS	400	5,166
Turk Hava Yollari AO	16,000	25,233
Turkiye Garanti Bankasi AS (a)	42,200	149,167
TOTAL TURKEY		506,646
United Arab Emirates - 0.0%
DP World Ltd.	52,400	18,864
United Kingdom - 15.2%
Aberdeen Asset Management PLC	38,300	79,665
Aegis Group PLC	32,400	44,658
Anglo American PLC (United Kingdom)	2,942	94,863
Babcock International Group PLC	11,500	90,445
BAE Systems PLC	30,800	157,975
Begbies Traynor Group PLC	6,400	11,174
BG Group PLC	15,900	265,376
BHP Billiton PLC	2,300	60,060
BHP Billiton PLC ADR	9,400	497,260
BlueBay Asset Management	500	2,022
Bovis Homes Group PLC	17,048	131,587
BP PLC sponsored ADR	900	45,036
British American Tobacco PLC sponsored ADR	1,000	62,190
Cobham PLC	20,100	60,144
Derwent London PLC	800	12,898
easyJet PLC (a)	15,100	76,250
GlaxoSmithKline PLC sponsored ADR	2,200	84,238
Great Portland Estates PLC	20,372	79,133
H&T Group PLC	2,500	9,293
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	2,800	$ 20,337
HSBC Holdings PLC:
(United Kingdom) (Reg.)	12,280	124,278
sponsored ADR	1,900	96,330
Imperial Tobacco Group PLC	700	20,010
Informa PLC	37,259	149,241
InterContinental Hotel Group PLC ADR	1,000	11,320
International Power PLC	6,223	26,538
Johnson Matthey PLC	4,757	112,537
Man Group PLC	62,189	287,541
Max Petroleum PLC (a)	34,800	15,116
Misys PLC	33,700	102,048
National Grid PLC	9,700	90,509
Persimmon PLC	7,266	54,657
Prudential PLC	29,800	223,170
Randgold Resources Ltd. sponsored ADR	300	18,636
Reckitt Benckiser Group PLC	5,300	254,661
Rio Tinto PLC:
(Reg.)	5,796	241,427
sponsored ADR	1,290	216,178
Royal Dutch Shell PLC Class A sponsored ADR	7,600	400,064
Serco Group PLC	28,787	194,061
Shaftesbury PLC	16,633	91,842
Spectris PLC	1,116	10,385
Spirax-Sarco Engineering PLC	4,604	70,612
SSL International PLC	2,800	26,454
Standard Chartered PLC:
(Hong Kong)	950	22,494
(United Kingdom)	11,711	278,027
Ted Baker PLC	12,075	75,450
Tesco PLC	27,700	170,073
Tullow Oil PLC	900	14,863
Ultra Electronics Holdings PLC	600	11,428
Unite Group PLC	6,400	13,473
Victrex PLC	8,318	90,608
Vodafone Group PLC	33,100	68,064
Vodafone Group PLC sponsored ADR	19,800	407,484
Wolseley PLC (a)	4,538	101,518
WPP PLC	17,738	136,827
Xstrata PLC	2,428	32,784
TOTAL UNITED KINGDOM		6,145,312
Common Stocks - continued
	Shares	Value
United States of America - 4.5%
Advanced Energy Industries, Inc. (a)	12,581	$ 151,349
Airgas, Inc.	980	43,688
Allergan, Inc.	1,200	64,116
Autoliv, Inc.	2,500	89,525
Berkshire Hathaway, Inc. Class B (a)	29	92,235
Broadpoint Gleacher Securities Group, Inc. (a)	600	3,738
Central European Distribution Corp. (a)	700	20,097
CTC Media, Inc. (a)	1,300	16,068
CyberSource Corp. (a)	8,600	149,124
Dril-Quip, Inc. (a)	230	9,727
FMC Technologies, Inc. (a)	950	41,325
Freeport-McMoRan Copper & Gold, Inc.	500	30,150
Gilead Sciences, Inc. (a)	1,200	58,716
Goldman Sachs Group, Inc.	600	97,980
ION Geophysical Corp. (a)	1,411	3,796
Juniper Networks, Inc. (a)	4,100	107,133
Martin Marietta Materials, Inc.	800	68,856
Mohawk Industries, Inc. (a)	2,840	146,487
Philip Morris International, Inc.	1,700	79,220
Pricesmart, Inc.	8,095	132,029
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	99,324
Visa, Inc. Class A	5,160	337,774
TOTAL UNITED STATES OF AMERICA		1,842,457
TOTAL COMMON STOCKS (Cost $44,031,404)		39,868,432
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Telecom Italia SpA (Risparmio Shares) (Cost $143,487)	104,200	117,398
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e) (Cost $344,350)	344,350	344,350
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $578,000)	$ 578,009	$ 578,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $45,097,241)		40,908,180
NET OTHER ASSETS - (0.9)%		(354,186)
NET ASSETS - 100%		$ 40,553,994
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,979 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$578,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 26,020
Barclays Capital, Inc.	100,782
Credit Suisse Securities (USA) LLC	26,439
Deutsche Bank Securities, Inc.	84,657
HSBC Securities (USA), Inc.	110,137
ING Financial Markets LLC	120,938
J.P. Morgan Securities, Inc.	18,324
Mizuho Securities USA, Inc.	20,156
Morgan Stanley & Co., Inc.	20,156
Societe Generale, New York Branch	50,391
$ 578,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,603
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,145,312	$ 5,574,716	$ 570,596	$ -
Japan	5,697,636	4,831,207	866,429	-
Switzerland	2,967,999	2,967,999	-	-
Germany	2,714,003	2,642,614	71,389	-
France	2,707,609	2,313,196	394,413	-
United States of America	1,842,457	1,842,457	-	-
Brazil	1,693,340	1,693,340	-	-
Italy	1,211,858	1,211,858	-	-
South africa	1,173,700	1,173,700	-	-
Cyprus	3,266	2,890	-	376
Other	13,828,650	13,502,927	325,723	-
Cash Equivalents	578,000	-	578,000	-
Money Market Funds	344,350	344,350	-	-
Total Investments in Securities:	$ 40,908,180	$ 38,101,254	$ 2,806,550	$ 376
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	71,398
Cost of Purchases	19,734
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	(26,703)
Ending Balance	$ 376
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (145)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $46,132,994. Net unrealized depreciation aggregated $5,224,814, of which $4,185,841 related to appreciated investment securities and $9,410,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2009

1.804829.105

WLD-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.8%
Billabong International Ltd.	257,122	$ 1,978,286
BlueScope Steel Ltd.	665,678	1,876,101
Commonwealth Bank of Australia	93,013	3,329,274
Macquarie Group Ltd.	55,192	2,031,834
Newcrest Mining Ltd.	65,000	1,630,785
QBE Insurance Group Ltd.	72,048	1,174,948
Wesfarmers Ltd.	173,131	3,742,807
Westfield Group unit	130,714	1,238,552
TOTAL AUSTRALIA		17,002,587
Belgium - 0.6%
Anheuser-Busch InBev SA NV	137,640	5,476,125
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	81,666	354,742
Bunge Ltd.	7,000	489,790
Huabao International Holdings Ltd.	1,060,000	1,106,525
Ports Design Ltd.	200,500	516,912
Seadrill Ltd.	105,100	1,686,550
TOTAL BERMUDA		4,154,519
Brazil - 1.0%
Banco do Brasil SA	25,000	316,452
BM&F BOVESPA SA	182,298	1,176,242
GVT Holding SA (a)	26,800	518,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	40,000	1,649,600
Redecard SA	12,000	178,585
Vivo Participacoes SA sponsored ADR	180,325	4,106,000
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	92,900	1,387,926
TOTAL BRAZIL		9,333,427
British Virgin Islands - 0.1%
Playtech Ltd.	215,387	1,049,854
Canada - 1.0%
Canadian Natural Resources Ltd.	29,000	1,743,203
Keyera Facilities Income Fund	13,000	229,749
Niko Resources Ltd.	27,800	1,958,528
Open Text Corp. (a)	25,500	966,413
Petro-Canada	27,200	1,123,245
Petrobank Energy & Resources Ltd. (a)	46,800	1,423,961
Research In Motion Ltd. (a)	10,000	760,000
Suncor Energy, Inc.	32,200	1,041,303
TOTAL CANADA		9,246,402
Cayman Islands - 0.7%
Belle International Holdings Ltd.	1,418,000	1,436,325
China Dongxiang Group Co. Ltd.	3,017,000	2,292,964
China High Speed Transmission Equipment Group Co. Ltd.	696,000	1,744,075

	Shares	Value
Ctrip.com International Ltd. sponsored ADR	12,000	$ 615,000
Xinyu Hengdeli Holdings Ltd.	968,000	358,479
TOTAL CAYMAN ISLANDS		6,446,843
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	23,000	419,750
China - 1.6%
Baidu.com, Inc. sponsored ADR (a)	3,700	1,288,118
BYD Co. Ltd. (H Shares) (a)	278,500	1,543,459
Changyou.com Ltd. (A Shares) ADR	800	29,400
China Merchants Bank Co. Ltd. (H Shares)	604,350	1,420,835
China Telecom Corp. Ltd. (H Shares)	3,324,000	1,728,658
Industrial & Commercial Bank of China Ltd.	1,458,000	1,049,780
Li Ning Co. Ltd.	400,500	1,325,551
NetEase.com, Inc. sponsored ADR (a)	47,500	2,092,850
Tencent Holdings Ltd.	223,400	3,015,238
ZTE Corp. (H Shares)	482,984	2,106,474
TOTAL CHINA		15,600,363
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	41,400
Denmark - 0.6%
Novo Nordisk AS Series B	61,119	3,597,024
Vestas Wind Systems AS (a)	18,354	1,292,708
William Demant Holding AS (a)	8,600	511,895
TOTAL DENMARK		5,401,627
Finland - 0.2%
Nokia Corp. sponsored ADR	133,500	1,780,890
France - 4.6%
Accor SA	28,142	1,201,276
Alstom SA	37,600	2,581,401
AXA SA	165,989	3,503,634
BNP Paribas SA	94,254	6,871,262
Cap Gemini SA	39,200	1,809,902
Carrefour SA	50,422	2,366,839
Danone	36,500	1,958,354
Iliad Group SA	18,591	1,984,612
LVMH Moet Hennessy - Louis Vuitton	15,300	1,380,122
Orpea	27,000	1,282,982
Pernod Ricard SA	21,900	1,701,731
PPR SA	19,750	2,200,946
Sanofi-Aventis	35,300	2,309,503
Schneider Electric SA	24,124	2,191,555
Societe Generale Series A	40,572	2,605,027
Total SA Series B	129,325	7,172,203
Unibail-Rodamco	6,800	1,188,202
TOTAL FRANCE		44,309,551
Common Stocks - continued
	Shares	Value
Germany - 4.5%
Aixtron AG	106,100	$ 1,739,019
BASF AG	68,400	3,427,646
Bayerische Motoren Werke AG (BMW)	50,600	2,338,775
Beiersdorf AG	34,000	1,712,039
Daimler AG (Reg.)	55,798	2,591,767
Deutsche Bank AG	64,760	4,202,867
Deutsche Bank AG (NY Shares)	40,000	2,596,000
Deutsche Boerse AG	37,634	2,982,265
Deutsche Telekom AG (Reg.)	134,700	1,722,804
E.ON AG	188,278	7,127,196
Fresenius Medical Care AG & Co. KGaA	16,100	739,337
GEA Group AG	118,561	1,941,569
MAN AG	40,542	2,802,451
Munich Re Group (Reg.)	22,203	3,357,200
Siemens AG (Reg.)	45,830	3,642,513
TOTAL GERMANY		42,923,448
Hong Kong - 1.1%
Cheung Kong Holdings Ltd.	216,000	2,789,938
Hang Lung Properties Ltd.	237,000	868,507
Hong Kong Exchange & Clearing Ltd.	76,900	1,450,709
Li & Fung Ltd.	334,000	984,780
Sinotruk Hong Kong Ltd.	382,000	443,621
Sun Hung Kai Properties Ltd.	134,000	2,038,569
Techtronic Industries Co. Ltd.	2,650,000	2,198,688
TOTAL HONG KONG		10,774,812
India - 0.5%
HDFC Bank Ltd.	15,509	486,138
Indiabulls Real Estate Ltd.	210,000	1,081,505
Infosys Technologies Ltd.	12,311	531,400
Tata Steel Ltd.	170,000	1,643,481
Titan Industries Ltd.	5,782	147,987
Unitech Ltd.	398,104	750,009
TOTAL INDIA		4,640,520
Ireland - 1.8%
Covidien PLC	178,000	6,730,180
CRH PLC	87,100	2,079,333
Ingersoll-Rand Co. Ltd.	208,800	6,030,144
Paddy Power PLC (Ireland)	82,700	2,057,507
TOTAL IRELAND		16,897,164
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	68,300	3,643,122
Italy - 0.6%
ENI SpA	121,982	2,850,224
Fiat SpA (a)	225,400	2,499,336
TOTAL ITALY		5,349,560

	Shares	Value
Japan - 9.6%
Asics Corp.	199,000	$ 1,882,518
Canon, Inc.	107,750	3,994,462
Daiwa Securities Group, Inc.	296,000	1,752,035
Denso Corp.	83,900	2,478,602
Fanuc Ltd.	19,200	1,576,831
Honda Motor Co. Ltd.	110,300	3,527,887
Inpex Corp.	141	1,078,998
JSR Corp.	88,600	1,597,628
JTEKT Corp.	346,500	3,922,434
Keyence Corp.	5,100	1,007,494
Misumi Group, Inc.	28,800	472,136
Mitsubishi Corp.	93,300	1,863,830
Mitsubishi UFJ Financial Group, Inc.	834,600	5,097,858
Mitsui & Co. Ltd.	205,400	2,576,998
Mitsui Sumitomo Insurance Group Holdings, Inc.	31,400	806,490
Murata Manufacturing Co. Ltd.	30,500	1,495,825
Nichi-iko Pharmaceutical Co. Ltd.	15,200	506,078
Nippon Electric Glass Co. Ltd.	115,000	1,334,637
Nissan Motor Co. Ltd.	397,600	2,885,426
Nitori Co. Ltd.	5,400	386,978
Nomura Holdings, Inc.	534,500	4,683,790
NSK Ltd.	378,000	2,049,614
Omron Corp.	72,500	1,175,510
ORIX Corp.	44,330	2,806,645
Point, Inc.	2,670	143,928
Promise Co. Ltd.	124,500	1,311,981
Rakuten, Inc.	4,160	2,673,375
Ricoh Co. Ltd.	234,000	3,071,853
Sawai Pharmaceutical Co. Ltd.	9,100	481,884
Shin-Etsu Chemical Co., Ltd.	43,300	2,334,108
SMC Corp.	6,100	688,595
Softbank Corp.	142,000	3,024,310
Sony Financial Holdings, Inc.	498	1,535,425
Sumco Corp.	68,300	1,281,392
Sumitomo Mitsui Financial Group, Inc.	164,400	7,037,522
Takashimaya Co. Ltd.	151,000	1,244,900
THK Co. Ltd.	100,600	1,652,388
Tokio Marine Holdings, Inc.	102,600	2,982,243
Tokyo Electron Ltd.	70,500	3,696,015
Toyota Motor Corp.	169,900	7,132,403
USS Co. Ltd.	18,810	1,176,992
TOTAL JAPAN		92,430,018
Korea (South) - 0.6%
Lotte Shopping Co. Ltd.	4,797	1,206,410
NHN Corp. (a)	12,068	1,761,788
Samsung Electronics Co. Ltd.	4,266	2,526,035
TOTAL KOREA (SOUTH)		5,494,233
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A	141,600	5,103,264
Millicom International Cellular SA (a)	16,200	1,201,230
Common Stocks - continued
	Shares	Value
Luxembourg - continued
SES SA (A Shares) FDR unit	62,442	$ 1,249,496
Tenaris SA	111,900	1,696,925
TOTAL LUXEMBOURG		9,250,915
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	74,000	3,182,740
Netherlands - 1.6%
Akzo Nobel NV	39,300	2,156,194
ASML Holding NV:
(Netherlands)	87,800	2,292,654
(NY Shares)	28,000	728,280
Gemalto NV (a)	54,779	2,045,533
James Hardie Industries NV unit	494,465	2,146,174
Koninklijke Ahold NV	64,255	730,712
QIAGEN NV (a)	34,000	644,640
Randstad Holdings NV (a)	78,700	2,725,662
Royal DSM NV	57,200	2,044,629
TOTAL NETHERLANDS		15,514,478
Netherlands Antilles - 0.6%
Schlumberger Ltd.	109,800	5,874,300
Norway - 0.3%
DnB Nor ASA (a)	151,800	1,320,463
Pronova BioPharma ASA (a)	296,200	922,614
Sevan Marine ASA (a)	370,000	482,718
TOTAL NORWAY		2,725,795
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	537,451
CapitaLand Ltd.	447,000	1,186,451
Singapore Exchange Ltd.	330,000	1,999,444
TOTAL SINGAPORE		3,723,346
South Africa - 0.5%
MTN Group Ltd.	293,400	4,839,588
Spain - 1.3%
Banco Santander SA	184,922	2,677,770
Inditex SA	19,309	1,038,611
Telefonica SA	367,867	9,152,149
TOTAL SPAIN		12,868,530
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	50,500	3,001,808
Intrum Justitia AB	27,000	278,711
TOTAL SWEDEN		3,280,519
Switzerland - 5.2%
Actelion Ltd. (Reg.) (a)	62,984	3,474,390
BB BIOTECH AG	20,274	1,375,441
Credit Suisse Group sponsored ADR	75,600	3,581,172
Nestle SA (Reg.)	196,822	8,100,156

	Shares	Value
Nobel Biocare Holding AG (Switzerland)	59,700	$ 1,417,851
Noble Corp.	174,000	5,891,640
Novartis AG sponsored ADR	24,100	1,099,442
Partners Group Holding	10,260	1,080,101
Roche Holding AG (participation certificate)	49,097	7,741,398
Sonova Holding AG	32,712	2,885,047
Syngenta AG (Switzerland)	9,050	2,082,657
UBS AG (For. Reg.) (a)	148,561	2,174,867
Weatherford International Ltd. (a)	297,000	5,571,720
Zurich Financial Services AG (Reg.)	15,953	3,134,918
TOTAL SWITZERLAND		49,610,800
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	332,350	1,144,637
Taiwan Semiconductor Manufacturing Co. Ltd.	807,624	1,449,834
TOTAL TAIWAN		2,594,471
United Kingdom - 11.7%
Aberdeen Asset Management PLC	1,207,400	2,511,418
Aegis Group PLC	435,400	600,124
Anglo American PLC (United Kingdom)	79,500	2,563,439
AstraZeneca PLC (United Kingdom)	66,079	3,078,299
Babcock International Group PLC	154,900	1,218,261
Barclays PLC	476,100	2,420,360
Barclays PLC Sponsored ADR	31,000	636,740
BG Group PLC	205,271	3,426,033
BG Group PLC sponsored ADR	11,900	998,648
BHP Billiton PLC	290,319	7,581,112
BP PLC	1,009,500	8,372,719
British American Tobacco PLC sponsored ADR	13,000	808,470
Capita Group PLC	166,419	1,855,892
Carphone Warehouse Group PLC	865,658	2,596,027
Cookson Group PLC	178,770	929,614
Debenhams PLC	1,306,610	1,937,371
DSG International PLC	2,278,628	1,046,899
Experian PLC	158,300	1,306,491
HSBC Holdings PLC:
(Hong Kong) (Reg.)	74,645	747,892
(United Kingdom) (Reg.)	1,264,254	12,794,692
IG Group Holdings PLC	359,000	1,805,342
Imperial Tobacco Group PLC	133,300	3,810,471
Inchcape PLC	1,615,900	742,413
Informa PLC	742,103	2,972,496
InterContinental Hotel Group PLC	121,900	1,382,840
International Personal Finance PLC	540,630	1,210,329
Johnson Matthey PLC	59,800	1,414,695
Kesa Electricals PLC	132,300	287,896
Man Group PLC	737,314	3,409,091
Misys PLC	451,700	1,367,813
Mothercare PLC	4,200	37,190
National Grid PLC	133,300	1,243,804
Common Stocks - continued
	Shares	Value
United Kingdom - continued
NEXT PLC	56,959	$ 1,622,502
Prudential PLC	363,601	2,722,976
Reckitt Benckiser Group PLC	98,316	4,724,018
Rio Tinto PLC (Reg.)	164,453	6,850,147
Royal Dutch Shell PLC Class B	174,720	4,531,265
SSL International PLC	282,500	2,669,006
Standard Chartered PLC (United Kingdom)	154,464	3,667,075
Taylor Wimpey PLC	1,794,144	1,169,016
The Game Group PLC	180,900	444,278
Vodafone Group PLC	577,370	1,187,248
Vodafone Group PLC sponsored ADR	69,412	1,428,499
Wolseley PLC (a)	83,352	1,864,640
WPP PLC	164,900	1,272,000
Xstrata PLC	107,900	1,456,930
TOTAL UNITED KINGDOM		112,724,481
United States of America - 43.1%
3M Co.	28,000	1,974,560
Adobe Systems, Inc. (a)	14,000	453,880
Agilent Technologies, Inc.	66,000	1,532,520
Albemarle Corp.	25,000	742,750
Alpha Natural Resources, Inc. (a)	27,000	899,370
Amazon.com, Inc. (a)	46,800	4,013,568
American Express Co.	185,000	5,241,050
Amgen, Inc. (a)	65,000	4,050,150
Apple, Inc. (a)	107,600	17,580,764
Applied Materials, Inc.	92,000	1,269,600
Applied Micro Circuits Corp. (a)	35,572	307,698
Ardea Biosciences, Inc. (a)	9,000	175,320
Ashland, Inc.	45,000	1,491,300
Autoliv, Inc.	51,000	1,826,310
Avnet, Inc. (a)	120,400	2,937,760
Avon Products, Inc.	112,000	3,626,560
Ball Corp.	32,000	1,547,520
BioCryst Pharmaceuticals, Inc. (a)(c)	35,000	322,000
Biogen Idec, Inc. (a)	16,900	803,595
BorgWarner, Inc.	129,800	4,308,062
C.H. Robinson Worldwide, Inc.	65,000	3,544,450
Cabot Oil & Gas Corp.	13,000	456,690
Capital One Financial Corp.	17,000	521,900
Carlisle Companies, Inc.	94,000	2,945,020
Caterpillar, Inc.	73,000	3,216,380
CB Richard Ellis Group, Inc. Class A (a)	50,000	545,000
Celanese Corp. Class A	282,000	7,247,400
Cerner Corp. (a)	5,000	325,400
Charles Schwab Corp.	48,000	857,760
Chattem, Inc. (a)	54,000	3,384,180
Chevron Corp.	18,000	1,250,460
CIGNA Corp.	115,000	3,266,000
Cintas Corp.	43,000	1,082,740
Cisco Systems, Inc. (a)	444,000	9,772,440
Citrix Systems, Inc. (a)	84,000	2,990,400

	Shares	Value
CME Group, Inc.	4,300	$ 1,198,969
Coach, Inc.	32,000	946,880
CONSOL Energy, Inc.	21,000	746,130
Corn Products International, Inc.	10,000	280,000
Corning, Inc.	100,000	1,700,000
CSX Corp.	255,000	10,230,600
Cummins, Inc.	33,500	1,440,835
Cymer, Inc. (a)	7,000	239,470
Dell, Inc. (a)	63,000	842,940
Dendreon Corp. (a)	65,000	1,573,650
Dow Chemical Co.	97,000	2,053,490
eBay, Inc. (a)	112,000	2,380,000
EXCO Resources, Inc. (a)	25,000	343,500
Express Scripts, Inc. (a)	225,000	15,759,000
Exxon Mobil Corp.	209,000	14,711,510
First Solar, Inc. (a)	2,500	385,975
FMC Corp.	14,000	680,960
Ford Motor Co. (a)	295,000	2,360,000
Franklin Resources, Inc.	2,000	177,360
Freeport-McMoRan Copper & Gold, Inc.	79,600	4,799,880
General Cable Corp. (a)	45,000	1,744,650
Genworth Financial, Inc. Class A	865,000	5,968,500
Gilead Sciences, Inc. (a)	134,000	6,556,620
Globe Specialty Metals, Inc.	28,800	207,360
Goldman Sachs Group, Inc.	55,600	9,079,480
Google, Inc. Class A (a)	38,200	16,924,510
Harley-Davidson, Inc.	26,000	587,600
Henry Schein, Inc. (a)	7,000	359,660
Hewlett-Packard Co.	20,000	866,000
HLTH Corp. (a)	125,000	1,835,000
Illumina, Inc. (a)	7,000	252,980
ImmunoGen, Inc. (a)	44,023	382,560
Intel Corp.	111,000	2,136,750
James River Coal Co. (a)	30,000	557,100
Johnson & Johnson	211,000	12,847,790
JPMorgan Chase & Co.	357,400	13,813,510
Juniper Networks, Inc. (a)	13,000	339,690
Kansas City Southern (a)	58,000	1,177,980
Lam Research Corp. (a)	68,000	2,044,080
Las Vegas Sands Corp. (a)	35,000	327,250
Life Technologies Corp. (a)	106,000	4,826,180
Lubrizol Corp.	10,000	579,300
Mako Surgical Corp. (a)	34,700	303,972
Manpower, Inc.	10,000	479,500
Marriott International, Inc. Class A	7,129	153,559
Massey Energy Co.	80,000	2,128,000
McGraw-Hill Companies, Inc.	14,000	438,900
McKesson Corp.	26,000	1,329,900
MetLife, Inc.	14,000	475,300
Micromet, Inc. (a)	74,400	478,392
Micron Technology, Inc. (a)	60,000	383,400
Microsoft Corp.	369,000	8,678,880
MKS Instruments, Inc. (a)	26,000	503,620
Common Stocks - continued
	Shares	Value
United States of America - continued
Molson Coors Brewing Co. Class B	18,000	$ 813,780
Morgan Stanley	222,300	6,335,550
Occidental Petroleum Corp.	51,000	3,638,340
Oracle Corp.	289,900	6,415,487
Orthovita, Inc. (a)	35,000	227,850
Owens & Minor, Inc.	49,000	2,170,700
Owens-Illinois, Inc. (a)	46,000	1,561,240
Packaging Corp. of America	13,000	255,710
Palm, Inc. (a)	20,000	314,600
Petrohawk Energy Corp. (a)	56,000	1,359,680
Pfizer, Inc.	98,000	1,561,140
Philip Morris International, Inc.	180,000	8,388,000
Procter & Gamble Co.	35,000	1,942,850
QUALCOMM, Inc.	299,800	13,853,758
Quidel Corp. (a)	50,000	746,500
Range Resources Corp.	94,000	4,362,540
Regal-Beloit Corp.	28,300	1,311,988
Republic Services, Inc.	7,000	186,200
Riverbed Technology, Inc. (a)	76,000	1,520,760
Robert Half International, Inc.	7,000	173,530
Rockwell Automation, Inc.	13,000	538,330
Ross Stores, Inc.	60,000	2,645,400
SandRidge Energy, Inc. (a)	38,000	355,300
Sempra Energy	5,000	262,150
Skyworks Solutions, Inc. (a)	40,000	483,200
Sohu.com, Inc. (a)	42,100	2,575,257
Southwestern Energy Co. (a)	127,000	5,261,610
Starbucks Corp. (a)	48,000	849,600
Starwood Hotels & Resorts Worldwide, Inc.	10,000	236,100
Temple-Inland, Inc.	1,111,300	17,402,958
Tenneco, Inc. (a)	374,800	6,060,516
Teradyne, Inc. (a)	375,000	2,955,000
Terra Industries, Inc.	23,000	670,680
The Coca-Cola Co.	149,600	7,456,064
The Travelers Companies, Inc.	7,000	301,490
The Walt Disney Co.	65,000	1,632,800
Thermo Fisher Scientific, Inc. (a)	60,000	2,716,800
TJX Companies, Inc.	223,000	8,079,290
U.S. Bancorp, Delaware	49,300	1,006,213
Union Pacific Corp.	405,900	23,347,367
United Technologies Corp.	13,000	708,110
United Therapeutics Corp. (a)	16,000	1,481,920
VF Corp.	7,000	452,830
Visa, Inc. Class A	125,700	8,228,322
W.W. Grainger, Inc.	4,000	359,640
Western Digital Corp. (a)	28,000	847,000
Common Stocks - continued
	Shares	Value
WMS Industries, Inc. (a)	31,000	$ 1,120,960
Wyndham Worldwide Corp.	28,000	390,600
TOTAL UNITED STATES OF AMERICA		413,695,389
TOTAL COMMON STOCKS (Cost $850,026,175)		942,301,567
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Intesa Sanpaolo SpA (Cost $3,049,350)	864,400	2,439,332
Convertible Bonds - 0.6%
	Principal Amount
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,543,705
United States of America - 0.4%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,340,000	1,772,726
Johnson Controls, Inc. 6.5% 9/30/12	620,000	1,481,851
Micron Technology, Inc. 4.25% 10/15/13	320,000	458,000
Sunpower Corp. 4.75% 4/15/14	530,000	704,370
TOTAL UNITED STATES OF AMERICA		4,416,947
TOTAL CONVERTIBLE BONDS (Cost $3,862,646)		5,960,652
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 8/6/09 to 8/13/09 (Cost $959,969)	960,000	959,986
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.37% (d)	8,835,578	8,835,578
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	58,500	58,500
TOTAL MONEY MARKET FUNDS (Cost $8,894,078)		8,894,078
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $866,792,218)	960,555,615
NET OTHER ASSETS - (0.2)%	(1,473,767)
NET ASSETS - 100%	$ 959,081,848
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,334
Fidelity Securities Lending Cash Central Fund	173,911
Total	$ 453,245
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 419,072,322	$ 413,695,389	$ 5,376,933	$ -
United Kingdom	112,724,481	71,469,859	41,254,622	-
Japan	92,430,018	65,108,192	27,321,826	-
Switzerland	49,610,800	45,353,276	4,257,524	-
France	44,309,551	31,324,211	12,985,340	-
Germany	42,923,448	30,763,497	12,159,951	-
Australia	17,002,587	17,002,587	-	-
Ireland	16,897,164	16,897,164	-	-
China	15,600,363	13,871,705	1,728,658	-
Other	141,090,803	122,574,301	18,516,502	-
Money Market Funds	8,894,078	8,894,078	-	-
Total Investments in Securities	$ 960,555,615	$ 836,954,259	$ 123,601,356	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $887,408,932. Net unrealized appreciation aggregated $73,146,683, of which $139,409,877 related to appreciated investment securities and $66,263,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.100

AWLD-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.8%
Billabong International Ltd.	257,122	$ 1,978,286
BlueScope Steel Ltd.	665,678	1,876,101
Commonwealth Bank of Australia	93,013	3,329,274
Macquarie Group Ltd.	55,192	2,031,834
Newcrest Mining Ltd.	65,000	1,630,785
QBE Insurance Group Ltd.	72,048	1,174,948
Wesfarmers Ltd.	173,131	3,742,807
Westfield Group unit	130,714	1,238,552
TOTAL AUSTRALIA		17,002,587
Belgium - 0.6%
Anheuser-Busch InBev SA NV	137,640	5,476,125
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	81,666	354,742
Bunge Ltd.	7,000	489,790
Huabao International Holdings Ltd.	1,060,000	1,106,525
Ports Design Ltd.	200,500	516,912
Seadrill Ltd.	105,100	1,686,550
TOTAL BERMUDA		4,154,519
Brazil - 1.0%
Banco do Brasil SA	25,000	316,452
BM&F BOVESPA SA	182,298	1,176,242
GVT Holding SA (a)	26,800	518,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	40,000	1,649,600
Redecard SA	12,000	178,585
Vivo Participacoes SA sponsored ADR	180,325	4,106,000
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	92,900	1,387,926
TOTAL BRAZIL		9,333,427
British Virgin Islands - 0.1%
Playtech Ltd.	215,387	1,049,854
Canada - 1.0%
Canadian Natural Resources Ltd.	29,000	1,743,203
Keyera Facilities Income Fund	13,000	229,749
Niko Resources Ltd.	27,800	1,958,528
Open Text Corp. (a)	25,500	966,413
Petro-Canada	27,200	1,123,245
Petrobank Energy & Resources Ltd. (a)	46,800	1,423,961
Research In Motion Ltd. (a)	10,000	760,000
Suncor Energy, Inc.	32,200	1,041,303
TOTAL CANADA		9,246,402
Cayman Islands - 0.7%
Belle International Holdings Ltd.	1,418,000	1,436,325
China Dongxiang Group Co. Ltd.	3,017,000	2,292,964
China High Speed Transmission Equipment Group Co. Ltd.	696,000	1,744,075

	Shares	Value
Ctrip.com International Ltd. sponsored ADR	12,000	$ 615,000
Xinyu Hengdeli Holdings Ltd.	968,000	358,479
TOTAL CAYMAN ISLANDS		6,446,843
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	23,000	419,750
China - 1.6%
Baidu.com, Inc. sponsored ADR (a)	3,700	1,288,118
BYD Co. Ltd. (H Shares) (a)	278,500	1,543,459
Changyou.com Ltd. (A Shares) ADR	800	29,400
China Merchants Bank Co. Ltd. (H Shares)	604,350	1,420,835
China Telecom Corp. Ltd. (H Shares)	3,324,000	1,728,658
Industrial & Commercial Bank of China Ltd.	1,458,000	1,049,780
Li Ning Co. Ltd.	400,500	1,325,551
NetEase.com, Inc. sponsored ADR (a)	47,500	2,092,850
Tencent Holdings Ltd.	223,400	3,015,238
ZTE Corp. (H Shares)	482,984	2,106,474
TOTAL CHINA		15,600,363
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	41,400
Denmark - 0.6%
Novo Nordisk AS Series B	61,119	3,597,024
Vestas Wind Systems AS (a)	18,354	1,292,708
William Demant Holding AS (a)	8,600	511,895
TOTAL DENMARK		5,401,627
Finland - 0.2%
Nokia Corp. sponsored ADR	133,500	1,780,890
France - 4.6%
Accor SA	28,142	1,201,276
Alstom SA	37,600	2,581,401
AXA SA	165,989	3,503,634
BNP Paribas SA	94,254	6,871,262
Cap Gemini SA	39,200	1,809,902
Carrefour SA	50,422	2,366,839
Danone	36,500	1,958,354
Iliad Group SA	18,591	1,984,612
LVMH Moet Hennessy - Louis Vuitton	15,300	1,380,122
Orpea	27,000	1,282,982
Pernod Ricard SA	21,900	1,701,731
PPR SA	19,750	2,200,946
Sanofi-Aventis	35,300	2,309,503
Schneider Electric SA	24,124	2,191,555
Societe Generale Series A	40,572	2,605,027
Total SA Series B	129,325	7,172,203
Unibail-Rodamco	6,800	1,188,202
TOTAL FRANCE		44,309,551
Common Stocks - continued
	Shares	Value
Germany - 4.5%
Aixtron AG	106,100	$ 1,739,019
BASF AG	68,400	3,427,646
Bayerische Motoren Werke AG (BMW)	50,600	2,338,775
Beiersdorf AG	34,000	1,712,039
Daimler AG (Reg.)	55,798	2,591,767
Deutsche Bank AG	64,760	4,202,867
Deutsche Bank AG (NY Shares)	40,000	2,596,000
Deutsche Boerse AG	37,634	2,982,265
Deutsche Telekom AG (Reg.)	134,700	1,722,804
E.ON AG	188,278	7,127,196
Fresenius Medical Care AG & Co. KGaA	16,100	739,337
GEA Group AG	118,561	1,941,569
MAN AG	40,542	2,802,451
Munich Re Group (Reg.)	22,203	3,357,200
Siemens AG (Reg.)	45,830	3,642,513
TOTAL GERMANY		42,923,448
Hong Kong - 1.1%
Cheung Kong Holdings Ltd.	216,000	2,789,938
Hang Lung Properties Ltd.	237,000	868,507
Hong Kong Exchange & Clearing Ltd.	76,900	1,450,709
Li & Fung Ltd.	334,000	984,780
Sinotruk Hong Kong Ltd.	382,000	443,621
Sun Hung Kai Properties Ltd.	134,000	2,038,569
Techtronic Industries Co. Ltd.	2,650,000	2,198,688
TOTAL HONG KONG		10,774,812
India - 0.5%
HDFC Bank Ltd.	15,509	486,138
Indiabulls Real Estate Ltd.	210,000	1,081,505
Infosys Technologies Ltd.	12,311	531,400
Tata Steel Ltd.	170,000	1,643,481
Titan Industries Ltd.	5,782	147,987
Unitech Ltd.	398,104	750,009
TOTAL INDIA		4,640,520
Ireland - 1.8%
Covidien PLC	178,000	6,730,180
CRH PLC	87,100	2,079,333
Ingersoll-Rand Co. Ltd.	208,800	6,030,144
Paddy Power PLC (Ireland)	82,700	2,057,507
TOTAL IRELAND		16,897,164
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	68,300	3,643,122
Italy - 0.6%
ENI SpA	121,982	2,850,224
Fiat SpA (a)	225,400	2,499,336
TOTAL ITALY		5,349,560

	Shares	Value
Japan - 9.6%
Asics Corp.	199,000	$ 1,882,518
Canon, Inc.	107,750	3,994,462
Daiwa Securities Group, Inc.	296,000	1,752,035
Denso Corp.	83,900	2,478,602
Fanuc Ltd.	19,200	1,576,831
Honda Motor Co. Ltd.	110,300	3,527,887
Inpex Corp.	141	1,078,998
JSR Corp.	88,600	1,597,628
JTEKT Corp.	346,500	3,922,434
Keyence Corp.	5,100	1,007,494
Misumi Group, Inc.	28,800	472,136
Mitsubishi Corp.	93,300	1,863,830
Mitsubishi UFJ Financial Group, Inc.	834,600	5,097,858
Mitsui & Co. Ltd.	205,400	2,576,998
Mitsui Sumitomo Insurance Group Holdings, Inc.	31,400	806,490
Murata Manufacturing Co. Ltd.	30,500	1,495,825
Nichi-iko Pharmaceutical Co. Ltd.	15,200	506,078
Nippon Electric Glass Co. Ltd.	115,000	1,334,637
Nissan Motor Co. Ltd.	397,600	2,885,426
Nitori Co. Ltd.	5,400	386,978
Nomura Holdings, Inc.	534,500	4,683,790
NSK Ltd.	378,000	2,049,614
Omron Corp.	72,500	1,175,510
ORIX Corp.	44,330	2,806,645
Point, Inc.	2,670	143,928
Promise Co. Ltd.	124,500	1,311,981
Rakuten, Inc.	4,160	2,673,375
Ricoh Co. Ltd.	234,000	3,071,853
Sawai Pharmaceutical Co. Ltd.	9,100	481,884
Shin-Etsu Chemical Co., Ltd.	43,300	2,334,108
SMC Corp.	6,100	688,595
Softbank Corp.	142,000	3,024,310
Sony Financial Holdings, Inc.	498	1,535,425
Sumco Corp.	68,300	1,281,392
Sumitomo Mitsui Financial Group, Inc.	164,400	7,037,522
Takashimaya Co. Ltd.	151,000	1,244,900
THK Co. Ltd.	100,600	1,652,388
Tokio Marine Holdings, Inc.	102,600	2,982,243
Tokyo Electron Ltd.	70,500	3,696,015
Toyota Motor Corp.	169,900	7,132,403
USS Co. Ltd.	18,810	1,176,992
TOTAL JAPAN		92,430,018
Korea (South) - 0.6%
Lotte Shopping Co. Ltd.	4,797	1,206,410
NHN Corp. (a)	12,068	1,761,788
Samsung Electronics Co. Ltd.	4,266	2,526,035
TOTAL KOREA (SOUTH)		5,494,233
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A	141,600	5,103,264
Millicom International Cellular SA (a)	16,200	1,201,230
Common Stocks - continued
	Shares	Value
Luxembourg - continued
SES SA (A Shares) FDR unit	62,442	$ 1,249,496
Tenaris SA	111,900	1,696,925
TOTAL LUXEMBOURG		9,250,915
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	74,000	3,182,740
Netherlands - 1.6%
Akzo Nobel NV	39,300	2,156,194
ASML Holding NV:
(Netherlands)	87,800	2,292,654
(NY Shares)	28,000	728,280
Gemalto NV (a)	54,779	2,045,533
James Hardie Industries NV unit	494,465	2,146,174
Koninklijke Ahold NV	64,255	730,712
QIAGEN NV (a)	34,000	644,640
Randstad Holdings NV (a)	78,700	2,725,662
Royal DSM NV	57,200	2,044,629
TOTAL NETHERLANDS		15,514,478
Netherlands Antilles - 0.6%
Schlumberger Ltd.	109,800	5,874,300
Norway - 0.3%
DnB Nor ASA (a)	151,800	1,320,463
Pronova BioPharma ASA (a)	296,200	922,614
Sevan Marine ASA (a)	370,000	482,718
TOTAL NORWAY		2,725,795
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	537,451
CapitaLand Ltd.	447,000	1,186,451
Singapore Exchange Ltd.	330,000	1,999,444
TOTAL SINGAPORE		3,723,346
South Africa - 0.5%
MTN Group Ltd.	293,400	4,839,588
Spain - 1.3%
Banco Santander SA	184,922	2,677,770
Inditex SA	19,309	1,038,611
Telefonica SA	367,867	9,152,149
TOTAL SPAIN		12,868,530
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	50,500	3,001,808
Intrum Justitia AB	27,000	278,711
TOTAL SWEDEN		3,280,519
Switzerland - 5.2%
Actelion Ltd. (Reg.) (a)	62,984	3,474,390
BB BIOTECH AG	20,274	1,375,441
Credit Suisse Group sponsored ADR	75,600	3,581,172
Nestle SA (Reg.)	196,822	8,100,156

	Shares	Value
Nobel Biocare Holding AG (Switzerland)	59,700	$ 1,417,851
Noble Corp.	174,000	5,891,640
Novartis AG sponsored ADR	24,100	1,099,442
Partners Group Holding	10,260	1,080,101
Roche Holding AG (participation certificate)	49,097	7,741,398
Sonova Holding AG	32,712	2,885,047
Syngenta AG (Switzerland)	9,050	2,082,657
UBS AG (For. Reg.) (a)	148,561	2,174,867
Weatherford International Ltd. (a)	297,000	5,571,720
Zurich Financial Services AG (Reg.)	15,953	3,134,918
TOTAL SWITZERLAND		49,610,800
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	332,350	1,144,637
Taiwan Semiconductor Manufacturing Co. Ltd.	807,624	1,449,834
TOTAL TAIWAN		2,594,471
United Kingdom - 11.7%
Aberdeen Asset Management PLC	1,207,400	2,511,418
Aegis Group PLC	435,400	600,124
Anglo American PLC (United Kingdom)	79,500	2,563,439
AstraZeneca PLC (United Kingdom)	66,079	3,078,299
Babcock International Group PLC	154,900	1,218,261
Barclays PLC	476,100	2,420,360
Barclays PLC Sponsored ADR	31,000	636,740
BG Group PLC	205,271	3,426,033
BG Group PLC sponsored ADR	11,900	998,648
BHP Billiton PLC	290,319	7,581,112
BP PLC	1,009,500	8,372,719
British American Tobacco PLC sponsored ADR	13,000	808,470
Capita Group PLC	166,419	1,855,892
Carphone Warehouse Group PLC	865,658	2,596,027
Cookson Group PLC	178,770	929,614
Debenhams PLC	1,306,610	1,937,371
DSG International PLC	2,278,628	1,046,899
Experian PLC	158,300	1,306,491
HSBC Holdings PLC:
(Hong Kong) (Reg.)	74,645	747,892
(United Kingdom) (Reg.)	1,264,254	12,794,692
IG Group Holdings PLC	359,000	1,805,342
Imperial Tobacco Group PLC	133,300	3,810,471
Inchcape PLC	1,615,900	742,413
Informa PLC	742,103	2,972,496
InterContinental Hotel Group PLC	121,900	1,382,840
International Personal Finance PLC	540,630	1,210,329
Johnson Matthey PLC	59,800	1,414,695
Kesa Electricals PLC	132,300	287,896
Man Group PLC	737,314	3,409,091
Misys PLC	451,700	1,367,813
Mothercare PLC	4,200	37,190
National Grid PLC	133,300	1,243,804
Common Stocks - continued
	Shares	Value
United Kingdom - continued
NEXT PLC	56,959	$ 1,622,502
Prudential PLC	363,601	2,722,976
Reckitt Benckiser Group PLC	98,316	4,724,018
Rio Tinto PLC (Reg.)	164,453	6,850,147
Royal Dutch Shell PLC Class B	174,720	4,531,265
SSL International PLC	282,500	2,669,006
Standard Chartered PLC (United Kingdom)	154,464	3,667,075
Taylor Wimpey PLC	1,794,144	1,169,016
The Game Group PLC	180,900	444,278
Vodafone Group PLC	577,370	1,187,248
Vodafone Group PLC sponsored ADR	69,412	1,428,499
Wolseley PLC (a)	83,352	1,864,640
WPP PLC	164,900	1,272,000
Xstrata PLC	107,900	1,456,930
TOTAL UNITED KINGDOM		112,724,481
United States of America - 43.1%
3M Co.	28,000	1,974,560
Adobe Systems, Inc. (a)	14,000	453,880
Agilent Technologies, Inc.	66,000	1,532,520
Albemarle Corp.	25,000	742,750
Alpha Natural Resources, Inc. (a)	27,000	899,370
Amazon.com, Inc. (a)	46,800	4,013,568
American Express Co.	185,000	5,241,050
Amgen, Inc. (a)	65,000	4,050,150
Apple, Inc. (a)	107,600	17,580,764
Applied Materials, Inc.	92,000	1,269,600
Applied Micro Circuits Corp. (a)	35,572	307,698
Ardea Biosciences, Inc. (a)	9,000	175,320
Ashland, Inc.	45,000	1,491,300
Autoliv, Inc.	51,000	1,826,310
Avnet, Inc. (a)	120,400	2,937,760
Avon Products, Inc.	112,000	3,626,560
Ball Corp.	32,000	1,547,520
BioCryst Pharmaceuticals, Inc. (a)(c)	35,000	322,000
Biogen Idec, Inc. (a)	16,900	803,595
BorgWarner, Inc.	129,800	4,308,062
C.H. Robinson Worldwide, Inc.	65,000	3,544,450
Cabot Oil & Gas Corp.	13,000	456,690
Capital One Financial Corp.	17,000	521,900
Carlisle Companies, Inc.	94,000	2,945,020
Caterpillar, Inc.	73,000	3,216,380
CB Richard Ellis Group, Inc. Class A (a)	50,000	545,000
Celanese Corp. Class A	282,000	7,247,400
Cerner Corp. (a)	5,000	325,400
Charles Schwab Corp.	48,000	857,760
Chattem, Inc. (a)	54,000	3,384,180
Chevron Corp.	18,000	1,250,460
CIGNA Corp.	115,000	3,266,000
Cintas Corp.	43,000	1,082,740
Cisco Systems, Inc. (a)	444,000	9,772,440
Citrix Systems, Inc. (a)	84,000	2,990,400

	Shares	Value
CME Group, Inc.	4,300	$ 1,198,969
Coach, Inc.	32,000	946,880
CONSOL Energy, Inc.	21,000	746,130
Corn Products International, Inc.	10,000	280,000
Corning, Inc.	100,000	1,700,000
CSX Corp.	255,000	10,230,600
Cummins, Inc.	33,500	1,440,835
Cymer, Inc. (a)	7,000	239,470
Dell, Inc. (a)	63,000	842,940
Dendreon Corp. (a)	65,000	1,573,650
Dow Chemical Co.	97,000	2,053,490
eBay, Inc. (a)	112,000	2,380,000
EXCO Resources, Inc. (a)	25,000	343,500
Express Scripts, Inc. (a)	225,000	15,759,000
Exxon Mobil Corp.	209,000	14,711,510
First Solar, Inc. (a)	2,500	385,975
FMC Corp.	14,000	680,960
Ford Motor Co. (a)	295,000	2,360,000
Franklin Resources, Inc.	2,000	177,360
Freeport-McMoRan Copper & Gold, Inc.	79,600	4,799,880
General Cable Corp. (a)	45,000	1,744,650
Genworth Financial, Inc. Class A	865,000	5,968,500
Gilead Sciences, Inc. (a)	134,000	6,556,620
Globe Specialty Metals, Inc.	28,800	207,360
Goldman Sachs Group, Inc.	55,600	9,079,480
Google, Inc. Class A (a)	38,200	16,924,510
Harley-Davidson, Inc.	26,000	587,600
Henry Schein, Inc. (a)	7,000	359,660
Hewlett-Packard Co.	20,000	866,000
HLTH Corp. (a)	125,000	1,835,000
Illumina, Inc. (a)	7,000	252,980
ImmunoGen, Inc. (a)	44,023	382,560
Intel Corp.	111,000	2,136,750
James River Coal Co. (a)	30,000	557,100
Johnson & Johnson	211,000	12,847,790
JPMorgan Chase & Co.	357,400	13,813,510
Juniper Networks, Inc. (a)	13,000	339,690
Kansas City Southern (a)	58,000	1,177,980
Lam Research Corp. (a)	68,000	2,044,080
Las Vegas Sands Corp. (a)	35,000	327,250
Life Technologies Corp. (a)	106,000	4,826,180
Lubrizol Corp.	10,000	579,300
Mako Surgical Corp. (a)	34,700	303,972
Manpower, Inc.	10,000	479,500
Marriott International, Inc. Class A	7,129	153,559
Massey Energy Co.	80,000	2,128,000
McGraw-Hill Companies, Inc.	14,000	438,900
McKesson Corp.	26,000	1,329,900
MetLife, Inc.	14,000	475,300
Micromet, Inc. (a)	74,400	478,392
Micron Technology, Inc. (a)	60,000	383,400
Microsoft Corp.	369,000	8,678,880
MKS Instruments, Inc. (a)	26,000	503,620
Common Stocks - continued
	Shares	Value
United States of America - continued
Molson Coors Brewing Co. Class B	18,000	$ 813,780
Morgan Stanley	222,300	6,335,550
Occidental Petroleum Corp.	51,000	3,638,340
Oracle Corp.	289,900	6,415,487
Orthovita, Inc. (a)	35,000	227,850
Owens & Minor, Inc.	49,000	2,170,700
Owens-Illinois, Inc. (a)	46,000	1,561,240
Packaging Corp. of America	13,000	255,710
Palm, Inc. (a)	20,000	314,600
Petrohawk Energy Corp. (a)	56,000	1,359,680
Pfizer, Inc.	98,000	1,561,140
Philip Morris International, Inc.	180,000	8,388,000
Procter & Gamble Co.	35,000	1,942,850
QUALCOMM, Inc.	299,800	13,853,758
Quidel Corp. (a)	50,000	746,500
Range Resources Corp.	94,000	4,362,540
Regal-Beloit Corp.	28,300	1,311,988
Republic Services, Inc.	7,000	186,200
Riverbed Technology, Inc. (a)	76,000	1,520,760
Robert Half International, Inc.	7,000	173,530
Rockwell Automation, Inc.	13,000	538,330
Ross Stores, Inc.	60,000	2,645,400
SandRidge Energy, Inc. (a)	38,000	355,300
Sempra Energy	5,000	262,150
Skyworks Solutions, Inc. (a)	40,000	483,200
Sohu.com, Inc. (a)	42,100	2,575,257
Southwestern Energy Co. (a)	127,000	5,261,610
Starbucks Corp. (a)	48,000	849,600
Starwood Hotels & Resorts Worldwide, Inc.	10,000	236,100
Temple-Inland, Inc.	1,111,300	17,402,958
Tenneco, Inc. (a)	374,800	6,060,516
Teradyne, Inc. (a)	375,000	2,955,000
Terra Industries, Inc.	23,000	670,680
The Coca-Cola Co.	149,600	7,456,064
The Travelers Companies, Inc.	7,000	301,490
The Walt Disney Co.	65,000	1,632,800
Thermo Fisher Scientific, Inc. (a)	60,000	2,716,800
TJX Companies, Inc.	223,000	8,079,290
U.S. Bancorp, Delaware	49,300	1,006,213
Union Pacific Corp.	405,900	23,347,367
United Technologies Corp.	13,000	708,110
United Therapeutics Corp. (a)	16,000	1,481,920
VF Corp.	7,000	452,830
Visa, Inc. Class A	125,700	8,228,322
W.W. Grainger, Inc.	4,000	359,640
Western Digital Corp. (a)	28,000	847,000
Common Stocks - continued
	Shares	Value
WMS Industries, Inc. (a)	31,000	$ 1,120,960
Wyndham Worldwide Corp.	28,000	390,600
TOTAL UNITED STATES OF AMERICA		413,695,389
TOTAL COMMON STOCKS (Cost $850,026,175)		942,301,567
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Intesa Sanpaolo SpA (Cost $3,049,350)	864,400	2,439,332
Convertible Bonds - 0.6%
	Principal Amount
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,543,705
United States of America - 0.4%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,340,000	1,772,726
Johnson Controls, Inc. 6.5% 9/30/12	620,000	1,481,851
Micron Technology, Inc. 4.25% 10/15/13	320,000	458,000
Sunpower Corp. 4.75% 4/15/14	530,000	704,370
TOTAL UNITED STATES OF AMERICA		4,416,947
TOTAL CONVERTIBLE BONDS (Cost $3,862,646)		5,960,652
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 8/6/09 to 8/13/09 (Cost $959,969)	960,000	959,986
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.37% (d)	8,835,578	8,835,578
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	58,500	58,500
TOTAL MONEY MARKET FUNDS (Cost $8,894,078)		8,894,078
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $866,792,218)	960,555,615
NET OTHER ASSETS - (0.2)%	(1,473,767)
NET ASSETS - 100%	$ 959,081,848
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,334
Fidelity Securities Lending Cash Central Fund	173,911
Total	$ 453,245
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 419,072,322	$ 413,695,389	$ 5,376,933	$ -
United Kingdom	112,724,481	71,469,859	41,254,622	-
Japan	92,430,018	65,108,192	27,321,826	-
Switzerland	49,610,800	45,353,276	4,257,524	-
France	44,309,551	31,324,211	12,985,340	-
Germany	42,923,448	30,763,497	12,159,951	-
Australia	17,002,587	17,002,587	-	-
Ireland	16,897,164	16,897,164	-	-
China	15,600,363	13,871,705	1,728,658	-
Other	141,090,803	122,574,301	18,516,502	-
Money Market Funds	8,894,078	8,894,078	-	-
Total Investments in Securities	$ 960,555,615	$ 836,954,259	$ 123,601,356	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $887,408,932. Net unrealized appreciation aggregated $73,146,683, of which $139,409,877 related to appreciated investment securities and $66,263,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009